UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	6/30/2016

Item 1 – Reports to Stockholders

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Money Market Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements

	Conservative Balanced Portfolio	A1
	Diversified Bond Portfolio	A33
	Equity Portfolio	A62
	Flexible Managed Portfolio	A67
	Global Portfolio	A97
	Government Income Portfolio	A105
	High Yield Bond Portfolio	A114
	Jennison Portfolio	A133
	Money Market Portfolio	A137
	Natural Resources Portfolio	A142
	Small Capitalization Stock Portfolio	A146
	Stock Index Portfolio	A157
	Value Portfolio	A167
	Glossary	A171

Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 29, 2016

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2016

Conservative Balanced
Five Largest Holdings	(% of Net Assets	)
Federal National Mortgage Assoc., 3.000%, TBA	1.8%
Apple, Inc.	1.3%
Microsoft Corp.	1.0%
Exxon Mobil Corp.	1.0%
Johnson & Johnson	0.9%

Diversified Bond
Allocation	(% of Net Assets	)
Commercial Mortgage-Backed Securities	11.5%
Banks	10.9%
Residential Mortgage-Backed Securities	10.4%
Collateralized Loan Obligations	4.2%
Sovereign Bonds	4.0%

Equity
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	3.5%
Facebook, Inc.	3.2%
Microsoft Corp.	2.3%
Apple, Inc.	2.2%
Allergan PLC	2.2%

Flexible Managed
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	1.5%
Microsoft Corp.	1.5%
Federal National Mortgage Assoc., 3.000%, TBA	1.4%
Facebook, Inc. (Class A Stock)	1.1%
AT&T, Inc.	1.1%

Global
Top Five Countries	(% of Net Assets	)
United States	54.5%
Japan	6.9%
United Kingdom	5.2%
France	3.9%
Switzerland	3.2%

Government Income
Allocation	(% of Net Assets	)
U.S. Government Agency Obligations	55.0%
Commercial Mortgage-Backed Securities	27.5%
U.S. Treasury Obligations	10.8%
Collateralized Loan Obligations	5.8%
Corporate Bond	1.0%

High Yield Bond
Allocation	(% of Net Assets	)
Media	6.6%
Electric	6.3%
Healthcare-Services	6.2%
Oil & Gas	5.1%
Retail	4.9%

Jennison
Five Largest Holdings	(% of Net Assets	)
Amazon.com, Inc.	6.1%
Facebook, Inc. (Class A Stock)	4.3%
Apple, Inc.	4.0%
Visa, Inc. (Class A Stock)	3.4%
Tencent Holdings Ltd. (China)	2.8%

Natural Resources
Five Largest Holdings	(% of Net Assets	)
Concho Resources, Inc.	4.5%
Range Resources Corp.	4.5%
Pioneer Natural Resources Co.	4.4%
Continental Resources, Inc.	3.8%
Weatherford International PLC	3.3%

Small Capitalization Stock
Five Largest Holdings	(% of Net Assets	)
Piedmont Natural Gas Co., Inc.	0.8%
iShares Core S&P Small-Cap ETF	0.8%
Spire, Inc.	0.5%
Blackbaud, Inc.	0.5%
Take-Two Interactive Software, Inc.	0.5%

Stock Index
Five Largest Holdings	(% of Net Assets	)
Apple, Inc.	2.8%
Microsoft Corp.	2.1%
Exxon Mobil Corp.	2.1%
Johnson & Johnson	1.8%
General Electric Co.	1.5%

Value
Five Largest Holdings	(% of Net Assets	)
JPMorgan Chase & Co.	3.5%
PG&E Corp.	3.0%
Wells Fargo & Co.	2.9%
Pfizer, Inc.	2.8%
Procter & Gamble Co. (The)	2.4%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fees and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Conservative Balanced (Class I)	Actual	$1,000.00	$1,042.10	0.58%	$2.94
	Hypothetical	$1,000.00	$1,021.98	0.58%	$2.92
Diversified Bond (Class I)	Actual	$1,000.00	$1,070.50	0.46%	$2.37
	Hypothetical	$1,000.00	$1,022.58	0.46%	$2.31
Equity (Class I)	Actual	$1,000.00	$949.80	0.47%	$2.28
	Hypothetical	$1,000.00	$1,022.53	0.47%	$2.36
Equity (Class II)	Actual	$1,000.00	$948.00	0.87%	$4.21
	Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37
Flexible Managed (Class I)	Actual	$1,000.00	$1,035.10	0.63%	$3.19
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Global (Class I)	Actual	$1,000.00	$993.50	0.80%	$3.97
	Hypothetical	$1,000.00	$1,020.89	0.80%	$4.02
Government Income (Class I)	Actual	$1,000.00	$1,050.00	0.52%	$2.65
	Hypothetical	$1,000.00	$1,022.28	0.52%	$2.61
High Yield Bond (Class I)	Actual	$1,000.00	$1,081.60	0.57%	$2.95
	Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87
Jennison (Class I)	Actual	$1,000.00	$934.30	0.63%	$3.03
	Hypothetical	$1,000.00	$1,021.73	0.63%	$3.17
Jennison (Class II)	Actual	$1,000.00	$932.60	1.03%	$4.95
	Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17
Money Market (Class I)	Actual	$1,000.00	$1,000.50	0.37%	$1.84
	Hypothetical	$1,000.00	$1,023.02	0.37%	$1.86

The Prudential Series Fund Fees and Expenses — unaudited (continued)	June 30, 2016

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Natural Resources (Class I)	Actual	$1,000.00	$1,131.50	0.54%	$2.86
	Hypothetical	$1,000.00	$1,022.18	0.54%	$2.72
Natural Resources (Class II)	Actual	$1,000.00	$1,128.60	0.94%	$4.97
	Hypothetical	$1,000.00	$1,020.19	0.94%	$4.72
Small Capitalization Stock (Class I)	Actual	$1,000.00	$1,063.10	0.40%	$2.05
	Hypothetical	$1,000.00	$1,022.87	0.40%	$2.01
Stock Index (Class I)	Actual	$1,000.00	$1,039.10	0.32%	$1.62
	Hypothetical	$1,000.00	$1,023.27	0.32%	$1.61
Value (Class I)	Actual	$1,000.00	$984.80	0.43%	$2.12
	Hypothetical	$1,000.00	$1,022.73	0.43%	$2.16
Value (Class II)	Actual	$1,000.00	$982.60	0.83%	$4.09
	Hypothetical	$1,000.00	$1,020.74	0.83%	$4.17

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 90.3%
COMMON STOCKS — 48.1%	Shares	Value (Note 2)
Aerospace & Defense — 1.2%
Boeing Co. (The)	38,850	$5,045,450
General Dynamics Corp.	18,300	2,548,092
Honeywell International, Inc.	48,212	5,608,020
L-3 Communications Holdings, Inc.	5,100	748,119
Lockheed Martin Corp.	16,500	4,094,805
Northrop Grumman Corp.	11,362	2,525,545
Raytheon Co.	18,800	2,555,860
Rockwell Collins, Inc.(a)	8,200	698,148
Safran SA (France)	1,224	82,427
Textron, Inc.	17,100	625,176
Thales SA (France)	835	69,342
TransDigm Group, Inc.*(a)	3,100	817,439
United Technologies Corp.	48,800	5,004,440

		30,422,863

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,200	683,100
Deutsche Post AG (Germany)	3,772	106,267
Expeditors International of Washington, Inc.	12,000	588,480
FedEx Corp.	16,400	2,489,192
Royal Mail PLC (United Kingdom)	3,171	21,305
United Parcel Service, Inc. (Class B Stock)	43,300	4,664,276

		8,552,620

Airlines — 0.2%
Alaska Air Group, Inc.	7,200	419,688
American Airlines Group, Inc.	36,900	1,044,639
ANA Holdings, Inc. (Japan)	13,000	37,045
Cathay Pacific Airways Ltd. (Hong Kong)	159,000	233,263
Delta Air Lines, Inc.	48,500	1,766,855
International Consolidated Airlines Group SA (United Kingdom)	3,186	15,775
Japan Airlines Co. Ltd. (Japan)	400	12,869
Singapore Airlines Ltd. (Singapore)	3,300	26,205
Southwest Airlines Co.	39,600	1,552,716
United Continental Holdings, Inc.*	21,100	865,944

		5,974,999

Auto Components — 0.2%
BorgWarner, Inc.	14,000	413,280
Cie Generale des Etablissements Michelin (France)	4,085	384,974
Delphi Automotive PLC (United Kingdom)	17,700	1,108,020
Goodyear Tire & Rubber Co. (The)	16,300	418,258
Johnson Controls, Inc.	40,600	1,796,956
Koito Manufacturing Co. Ltd. (Japan)	7,800	359,147
Sumitomo Rubber Industries Ltd. (Japan)	1,400	18,743
Valeo SA (France)	7,476	331,892

		4,831,270

Automobiles — 0.3%
Bayerische Motoren Werke AG (Germany)	1,290	93,880
Daimler AG (Germany)	446	26,688

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Ferrari NV (Italy)	846	$34,730
Fiat Chrysler Automobiles NV (United Kingdom)	3,504	21,569
Ford Motor Co.	244,185	3,069,406
Fuji Heavy Industries Ltd. (Japan)	2,300	79,059
General Motors Co.	88,000	2,490,400
Harley-Davidson, Inc.(a)	12,000	543,600
Mazda Motor Corp. (Japan)	2,200	29,113
Mitsubishi Motors Corp. (Japan)	6,100	28,160
Nissan Motor Co. Ltd. (Japan)	9,800	87,458
Renault SA (France)	4,649	350,990
Suzuki Motor Corp. (Japan)	1,400	37,909
Toyota Motor Corp. (Japan)	9,000	443,687
Volkswagen AG (Germany)	123	16,305

		7,352,954

Banks — 2.6%
Aozora Bank Ltd. (Japan)	11,000	38,159
Banco Santander SA (Spain)	7,244	28,112
Bank of America Corp.	646,721	8,581,988
BB&T Corp.	50,700	1,805,427
BNP Paribas SA (France)	10,881	477,194
Citigroup, Inc.	184,685	7,828,797
Citizens Financial Group, Inc.	31,700	633,366
Comerica, Inc.	11,000	452,430
Commonwealth Bank of Australia (Australia)	2,352	132,018
Concordia Financial Group Ltd. (Japan)*	4,700	18,151
Credit Agricole SA (France)	43,650	366,964
Danske Bank A/S (Denmark)	15,100	397,438
DBS Group Holdings Ltd. (Singapore)	29,400	346,653
Erste Group Bank AG (Austria)	2,698	61,428
Fifth Third Bancorp	47,021	827,099
HSBC Holdings PLC (United Kingdom)	127,438	789,553
Huntington Bancshares, Inc.	47,736	426,760
ING Groep NV (Netherlands), CVA	31,165	322,432
Intesa Sanpaolo SpA (Italy)	49,610	94,493
Intesa Sanpaolo SpA, RSP (Italy)	10,665	19,092
JPMorgan Chase & Co.	230,945	14,350,922
KeyCorp.	49,400	545,870
Lloyds Banking Group PLC (United Kingdom)	17,330	12,552
M&T Bank Corp.	10,400	1,229,592
Mitsubishi UFJ Financial Group, Inc. (Japan)	2,100	9,414
Mizuho Financial Group, Inc. (Japan)	93,700	134,840
National Australia Bank Ltd. (Australia)	10,202	195,873
People’s United Financial, Inc.(a)	19,100	280,006
PNC Financial Services Group, Inc. (The)	31,433	2,558,332
Regions Financial Corp.	78,203	665,508
Societe Generale SA (France)	11,871	371,397

SEE NOTES TO FINANCIAL STATEMENTS.

A1

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,700	$482,213
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	32,000	104,122
SunTrust Banks, Inc.	31,800	1,306,344
Svenska Handelsbanken AB (Sweden) (Class A Stock)	5,816	70,609
U.S. Bancorp	102,285	4,125,154
Wells Fargo & Co.	291,264	13,785,525
Westpac Banking Corp. (Australia)	2,175	48,232
Zions Bancorporation	12,850	322,921

		64,246,980

Beverages — 1.1%
Anheuser-Busch InBev SA/NV (Belgium)	1,269	167,809
Asahi Group Holdings Ltd. (Japan)	1,500	48,502
Brown-Forman Corp. (Class B Stock)	6,250	623,500
Coca-Cola Amatil Ltd. (Australia)	18,153	112,059
Coca-Cola Co. (The)	244,101	11,065,098
Coca-Cola European Partners PLC (United Kingdom)*	850	30,459
Coca-Cola HBC AG (Switzerland)*	1,609	32,557
Constellation Brands, Inc. (Class A Stock)	11,100	1,835,940
Diageo PLC (United Kingdom)	9,798	273,715
Dr. Pepper Snapple Group, Inc.	12,000	1,159,560
Heineken NV (Netherlands)	2,521	231,232
Molson Coors Brewing Co. (Class B Stock)	11,700	1,183,221
Monster Beverage Corp.*	9,300	1,494,603
PepsiCo, Inc.	91,207	9,662,470

		27,920,725

Biotechnology — 1.4%
AbbVie, Inc.	100,900	6,246,719
Actelion Ltd. (Switzerland)	997	167,893
Alexion Pharmaceuticals, Inc.*	14,100	1,646,316
Amgen, Inc.	47,687	7,255,577
Biogen, Inc.*	13,860	3,351,625
Celgene Corp.*	49,000	4,832,870
CSL Ltd. (Australia)	1,796	151,462
Gilead Sciences, Inc.	85,600	7,140,752
Regeneron Pharmaceuticals, Inc.*	5,040	1,760,119
Shire PLC	4,852	299,867
Vertex Pharmaceuticals, Inc.*	15,900	1,367,718

		34,220,918

Building Products — 0.1%
Allegion PLC	6,433	446,643
Asahi Glass Co. Ltd. (Japan)	4,000	21,708
Assa Abloy AB (Sweden) (Class B Stock)	3,895	80,131
Cie de Saint-Gobain (France)	8,150	308,932
Fortune Brands Home & Security, Inc.	7,700	446,369
Masco Corp.	21,400	662,116

		1,965,899

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	48,366	$354,868
Affiliated Managers Group, Inc.*	3,500	492,695
Ameriprise Financial, Inc.	10,820	972,177
Bank of New York Mellon Corp. (The)	67,358	2,616,858
BlackRock, Inc.	8,000	2,740,240
Charles Schwab Corp. (The)	75,650	1,914,702
E*TRADE Financial Corp.*	15,420	362,216
Franklin Resources, Inc.	22,900	764,173
Goldman Sachs Group, Inc. (The)	24,600	3,655,068
Invesco Ltd.	25,400	648,716
Legg Mason, Inc.	7,000	206,430
Macquarie Group Ltd. (Australia)	7,794	405,713
Mediobanca SpA (Italy)	1,571	9,052
Morgan Stanley	95,680	2,485,766
Northern Trust Corp.	13,600	901,136
Partners Group Holding AG (Switzerland)	66	28,285
SBI Holdings, Inc. (Japan)	24,100	239,991
State Street Corp.	25,400	1,369,568
T. Rowe Price Group, Inc.	15,900	1,160,223

		21,327,877

Chemicals — 1.0%
Air Products & Chemicals, Inc.	12,200	1,732,888
Asahi Kasei Corp. (Japan)	4,000	27,836
BASF SE (Germany)	1,558	119,466
CF Industries Holdings, Inc.	13,400	322,940
Chr. Hansen Holding A/S (Denmark)	947	62,194
Croda International PLC (United Kingdom)	513	21,535
Daicel Corp. (Japan)	20,800	215,531
Dow Chemical Co. (The)	70,031	3,481,241
E.I. du Pont de Nemours & Co.	54,620	3,539,376
Eastman Chemical Co.	9,300	631,470
Ecolab, Inc.	16,700	1,980,620
FMC Corp.	8,200	379,742
Hitachi Chemical Co. Ltd. (Japan)	400	7,471
International Flavors & Fragrances, Inc.(a)	5,000	630,350
JSR Corp. (Japan)	1,700	22,513
K+S AG (Germany)	1,502	30,749
Kuraray Co. Ltd. (Japan)	1,300	15,511
LyondellBasell Industries NV (Class A Stock)	21,700	1,614,914
Mitsubishi Chemical Holdings Corp. (Japan)	5,300	24,295
Mitsubishi Gas Chemical Co., Inc. (Japan)	3,000	15,651
Mitsui Chemicals, Inc. (Japan)	8,000	29,398
Monsanto Co.	27,594	2,853,496
Mosaic Co. (The)	21,900	573,342
PPG Industries, Inc.	16,700	1,739,305
Praxair, Inc.	17,900	2,011,781
Sherwin-Williams Co. (The)	5,000	1,468,350
Shin-Etsu Chemical Co. Ltd. (Japan)	1,500	87,883
Sika AG (Switzerland)	17	71,282

SEE NOTES TO FINANCIAL STATEMENTS.

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Solvay SA (Belgium)	358	$33,440
Sumitomo Chemical Co. Ltd. (Japan)	6,000	24,756
Teijin Ltd. (Japan)	3,000	9,941
Toray Industries, Inc. (Japan)	4,000	34,132
Yara International ASA (Norway)	7,563	240,252

		24,053,651

Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	6,171	57,615
Cintas Corp.	5,400	529,902
ISS A/S (Denmark)	6,141	230,965
Pitney Bowes, Inc.	9,400	167,320
Republic Services, Inc.	15,465	793,509
Stericycle, Inc.*	5,600	583,072
Tyco International PLC	26,800	1,141,680
Waste Management, Inc.	26,242	1,739,057

		5,243,120

Communications Equipment — 0.5%
Cisco Systems, Inc.	315,200	9,043,088
F5 Networks, Inc.*	4,500	512,280
Harris Corp.	8,000	667,520
Juniper Networks, Inc.	20,300	456,547
Motorola Solutions, Inc.	10,289	678,765

		11,358,200

Construction & Engineering — 0.1%
Fluor Corp.	8,800	433,664
Jacobs Engineering Group, Inc.*	7,700	383,537
Kajima Corp. (Japan)	27,000	187,562
Obayashi Corp. (Japan)	37,200	396,065
Quanta Services, Inc.*	8,000	184,960
Shimizu Corp. (Japan)	2,000	18,738
Skanska AB (Sweden) (Class B Stock)	6,496	136,019
Taisei Corp. (Japan)	4,000	32,867
Vinci SA (France)	1,947	137,394

		1,910,806

Construction Materials — 0.1%
Fletcher Building Ltd. (New Zealand)	5,520	33,954
HeidelbergCement AG (Germany)	1,131	85,201
Martin Marietta Materials, Inc.	4,000	768,000
Vulcan Materials Co.	8,300	998,988

		1,886,143

Consumer Finance — 0.3%
American Express Co.	51,300	3,116,988
Capital One Financial Corp.	32,961	2,093,353
Discover Financial Services	26,440	1,416,920
Navient Corp.	18,300	218,685
Synchrony Financial*	52,172	1,318,908

		8,164,854

Containers & Packaging — 0.2%
Amcor Ltd. (Australia)	23,137	260,143
Avery Dennison Corp.	6,100	455,975
Ball Corp.(a)	9,300	672,297

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging (continued)
International Paper Co.	26,273	$1,113,450
Owens-Illinois, Inc.*	9,400	169,294
Rexam PLC (United Kingdom)	2,751	23,994
Sealed Air Corp.	12,000	551,640
WestRock Co.	15,544	604,195

		3,850,988

Distributors — 0.1%
Genuine Parts Co.	9,600	972,000
LKQ Corp.*	18,300	580,110

		1,552,110

Diversified Consumer Services
H&R Block, Inc.(a)	14,900	342,700

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	118,000	17,085,220
CME Group, Inc.	21,600	2,103,840
Eurazeo SA (France)	331	19,637
Intercontinental Exchange, Inc.	7,471	1,912,277
Japan Exchange Group, Inc. (Japan)	2,100	24,178
Leucadia National Corp.	18,600	322,338
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	58,600	225,175
Moody’s Corp.	10,900	1,021,439
Nasdaq, Inc.	7,000	452,690
ORIX Corp. (Japan)	5,200	67,291
S&P Global, Inc.	17,000	1,823,420

		25,057,505

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	387,038	16,723,912
CenturyLink, Inc.	33,336	967,077
Deutsche Telekom AG (Germany)(a)	14,470	246,747
Elisa OYJ (Finland)	555	21,325
Frontier Communications Corp.	66,190	326,979
HKT Trust & HKT Ltd. (Hong Kong)	21,000	30,263
Koninklijke KPN NV (Netherlands)	13,318	47,471
Level 3 Communications, Inc.*	17,800	916,522
Nippon Telegraph & Telephone Corp. (Japan)	10,700	501,776
Orange SA (France)	7,739	125,841
Spark New Zealand Ltd. (New Zealand)	21,304	54,147
Telecom Italia SpA (Italy)*	53,302	43,778
Telecom Italia SpA, RSP (Italy)	23,599	15,183
Telefonica SA (Spain)	17,344	164,661
TPG Telecom Ltd. (Australia)	2,362	21,180
Verizon Communications, Inc.	256,176	14,304,868

		34,511,730

Electric Utilities — 1.1%
American Electric Power Co., Inc.	30,760	2,155,968
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,000	17,244
Chubu Electric Power Co., Inc. (Japan)	2,400	34,154

SEE NOTES TO FINANCIAL STATEMENTS.

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	$27,969
CLP Holdings Ltd. (Hong Kong)	6,000	61,291
Duke Energy Corp.	43,161	3,702,782
Edison International	20,400	1,584,468
EDP-Energias de Portugal SA (Portugal)	17,828	54,582
Electricite de France SA (France)	1,013	12,283
Endesa SA (Spain)	1,230	24,681
Enel SpA (Italy)	78,956	350,523
Entergy Corp.	11,400	927,390
Eversource Energy	19,600	1,174,040
Exelon Corp.	57,613	2,094,809
FirstEnergy Corp.	27,406	956,743
Fortum OYJ (Finland)	1,698	27,281
Hokuriku Electric Power Co. (Japan)	2,200	27,261
Iberdrola SA (Spain)	21,207	144,666
Kansai Electric Power Co., Inc. (The) (Japan)*	2,700	26,296
Kyushu Electric Power Co., Inc. (Japan)	1,600	16,047
NextEra Energy, Inc.	28,900	3,768,560
PG&E Corp.	30,900	1,975,128
Pinnacle West Capital Corp.	7,400	599,844
PPL Corp.	43,500	1,642,125
Shikoku Electric Power Co., Inc. (Japan)	2,300	27,244
Southern Co. (The)	57,700	3,094,451
SSE PLC (United Kingdom)	3,926	81,713
Tohoku Electric Power Co., Inc. (Japan)	1,700	21,455
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	5,600	23,716
Xcel Energy, Inc.	31,510	1,411,018

		26,065,732

Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	24,283	480,612
Acuity Brands, Inc.	2,700	669,492
AMETEK, Inc.	14,900	688,827
Eaton Corp. PLC	29,137	1,740,353
Emerson Electric Co.	40,100	2,091,616
OSRAM Licht AG (Germany)	694	36,058
Rockwell Automation, Inc.	8,500	975,970
Schneider Electric SE (France)	1,132	66,042
Vestas Wind Systems A/S (Denmark)	871	59,201

		6,808,171

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	19,500	1,117,935
Corning, Inc.	68,600	1,404,928
FLIR Systems, Inc.	8,800	272,360
Hexagon AB (Sweden) (Class B Stock)	2,079	76,083
Hitachi High-Technologies Corp. (Japan)	200	5,473
Ingenico Group SA (France)	215	24,920

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electronic Equipment, Instruments & Components (continued)
TDK Corp. (Japan)	6,800	$380,639
TE Connectivity Ltd. (Switzerland)	23,600	1,347,796

		4,630,134

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	27,398	1,236,472
Diamond Offshore Drilling, Inc.	2,700	65,691
FMC Technologies, Inc.*	14,300	381,381
Halliburton Co.	53,800	2,436,602
Helmerich & Payne, Inc.	6,700	449,771
National Oilwell Varco, Inc.	22,700	763,855
Schlumberger Ltd.	87,124	6,889,766
Transocean Ltd.	18,500	219,965

		12,443,503

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	27,600	4,334,304
CVS Health Corp.	68,848	6,591,507
ICA Gruppen AB (Sweden)	10,142	339,911
J. Sainsbury PLC (United Kingdom)	104,875	326,707
Koninklijke Ahold NV (Netherlands)	3,261	72,012
Kroger Co. (The)	60,292	2,218,143
METRO AG (Germany)	11,120	342,009
Sysco Corp.	32,800	1,664,272
Wal-Mart Stores, Inc.	98,000	7,155,960
Walgreens Boots Alliance, Inc.	54,700	4,554,869
Whole Foods Market, Inc.	20,700	662,814

		28,262,508

Food Products — 0.9%
Archer-Daniels-Midland Co.	37,926	1,626,646
Campbell Soup Co.	11,100	738,483
ConAgra Foods, Inc.	28,000	1,338,680
General Mills, Inc.	37,000	2,638,840
Hershey Co. (The)	9,200	1,044,108
Hormel Foods Corp.	16,800	614,880
J.M. Smucker Co. (The)	7,500	1,143,075
Kellogg Co.	15,800	1,290,070
Kraft Heinz Co. (The)	37,317	3,301,808
McCormick & Co., Inc.	7,500	800,025
Mead Johnson Nutrition Co.	11,967	1,086,005
MEIJI Holdings Co. Ltd. (Japan)	400	41,102
Mondelez International, Inc. (Class A Stock)	98,253	4,471,494
Nestle SA (Switzerland)	12,334	955,618
Orkla ASA (Norway)	11,342	100,871
Tyson Foods, Inc. (Class A Stock)	18,700	1,248,973
WH Group Ltd. (Hong Kong), 144A	484,500	383,722
Wilmar International Ltd. (Singapore)	109,700	267,043

		23,091,443

Gas Utilities
AGL Resources, Inc.	7,739	510,542
Gas Natural SDG SA (Spain)	1,347	26,775
Tokyo Gas Co. Ltd. (Japan)	7,000	28,901

		566,218

SEE NOTES TO FINANCIAL STATEMENTS.

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	92,300	$3,628,313
Baxter International, Inc.	34,200	1,546,524
Becton, Dickinson & Co.	13,678	2,319,652
Boston Scientific Corp.*	86,567	2,023,071
C.R. Bard, Inc.	4,600	1,081,736
DENTSPLY SIRONA, Inc.	15,300	949,212
Edwards Lifesciences Corp.*	13,700	1,366,301
Hologic, Inc.*	16,300	563,980
Intuitive Surgical, Inc.*	2,390	1,580,770
Medtronic PLC	88,090	7,643,569
St. Jude Medical, Inc.	17,800	1,388,400
Stryker Corp.	20,000	2,396,600
Varian Medical Systems, Inc.*	6,200	509,826
Zimmer Biomet Holdings, Inc.	11,800	1,420,484

		28,418,438

Health Care Providers & Services — 1.3%
Aetna, Inc.	21,969	2,683,074
Alfresa Holdings Corp. (Japan)	17,200	359,344
AmerisourceBergen Corp.	12,500	991,500
Anthem, Inc.	16,400	2,153,976
Cardinal Health, Inc.	20,650	1,610,907
Centene Corp.*	11,000	785,070
Cigna Corp.	16,100	2,060,639
DaVita HealthCare Partners, Inc.*	10,700	827,324
Express Scripts Holding Co.*	39,649	3,005,394
Fresenius SE & Co. KGaA (Germany)	1,563	114,846
HCA Holdings, Inc.*	19,500	1,501,695
Henry Schein, Inc.*	5,300	937,040
Humana, Inc.	9,300	1,672,884
Laboratory Corp. of America Holdings*	6,700	872,809
McKesson Corp.	14,330	2,674,694
Medipal Holdings Corp. (Japan)	14,500	238,392
Patterson Cos., Inc.	5,400	258,606
Quest Diagnostics, Inc.	9,300	757,113
Ramsay Health Care Ltd. (Australia)	540	29,185
Ryman Healthcare Ltd. (New Zealand)	4,388	29,288
Sonic Healthcare Ltd. (Australia)	1,516	24,585
Suzuken Co. Ltd. (Japan)	210	6,610
UnitedHealth Group, Inc.	60,000	8,472,000
Universal Health Services, Inc. (Class B Stock)	5,700	764,370

		32,831,345

Health Care Technology
Cerner Corp.*	19,500	1,142,700

Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	4,371	45,472
Carnival Corp.	28,800	1,272,960
Chipotle Mexican Grill, Inc.*	1,950	785,382
Compass Group PLC (United Kingdom)	12,874	244,934
Darden Restaurants, Inc.	7,650	484,551
Marriott International, Inc. (Class A Stock)(a)	11,928	792,735

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	56,500	$6,799,210
Oriental Land Co. Ltd. (Japan)	800	51,799
Paddy Power Betfair PLC (Ireland)	887	93,221
Royal Caribbean Cruises Ltd.(a)	10,800	725,220
Starbucks Corp.	92,600	5,289,312
Starwood Hotels & Resorts Worldwide, Inc.	10,800	798,660
TUI AG (Germany)	1,957	22,274
Wyndham Worldwide Corp.	7,520	535,650
Wynn Resorts Ltd.	5,300	480,392
Yum! Brands, Inc.	25,600	2,122,752

		20,544,524

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,993	21,698
Berkeley Group Holdings PLC (United Kingdom)	993	33,531
D.R. Horton, Inc.	20,200	635,896
Electrolux AB (Sweden) (Class B Stock)	5,844	159,336
Garmin Ltd.	7,000	296,940
Harman International Industries, Inc.	4,700	337,554
Iida Group Holdings Co. Ltd. (Japan)	12,000	245,749
Leggett & Platt, Inc.	8,400	429,324
Lennar Corp. (Class A Stock)	11,700	539,370
Mohawk Industries, Inc.*	4,200	796,992
Newell Brands, Inc.	28,214	1,370,354
Nikon Corp. (Japan)	1,300	17,602
Persimmon PLC (United Kingdom)	4,202	81,484
PulteGroup, Inc.	18,222	355,147
Sekisui House Ltd. (Japan)	2,300	40,278
Taylor Wimpey PLC (United Kingdom)	128,488	227,950
Whirlpool Corp.	4,926	820,868

		6,410,073

Household Products — 1.0%
Church & Dwight Co., Inc.	8,200	843,698
Clorox Co. (The)	8,100	1,120,959
Colgate-Palmolive Co.	55,900	4,091,880
Henkel AG & Co. KGaA (Germany)	406	43,917
Kimberly-Clark Corp.	22,600	3,107,048
Procter & Gamble Co. (The)	167,825	14,209,743
Reckitt Benckiser Group PLC (United Kingdom)	4,674	468,672
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	2,352	75,571

		23,961,488

Independent Power & Renewable Electricity Producers
AES Corp.	39,500	492,960
Electric Power Development Co. Ltd. (Japan)	500	11,649
NRG Energy, Inc.	18,200	272,818

		777,427

SEE NOTES TO FINANCIAL STATEMENTS.

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 1.2%
3M Co.	37,900	$6,637,048
CK Hutchison Holdings Ltd. (Hong Kong)	3,916	43,078
Danaher Corp.	37,500	3,787,500
DCC PLC (United Kingdom)	2,946	259,248
General Electric Co.	582,430	18,334,896
Roper Technologies, Inc.	6,300	1,074,528
Siemens AG (Germany)	2,966	304,376

		30,440,674

Insurance — 1.3%
Aflac, Inc.	26,700	1,926,672
AIA Group Ltd. (Hong Kong)	5,200	31,271
Allianz SE (Germany)	3,981	567,922
Allstate Corp. (The)	24,200	1,692,790
American International Group, Inc.	72,039	3,810,143
Aon PLC	17,300	1,889,679
Arthur J. Gallagher & Co.	10,100	480,760
Assurant, Inc.	4,300	371,133
AXA SA (France)	7,540	149,086
Chubb Ltd.	28,886	3,775,689
Cincinnati Financial Corp.	9,237	691,759
Hannover Rueck SE (Germany)	3,415	357,817
Hartford Financial Services Group, Inc. (The)	25,300	1,122,814
Legal & General Group PLC (United Kingdom)	46,279	118,479
Lincoln National Corp.	14,918	578,371
Loews Corp.	17,075	701,612
Marsh & McLennan Cos., Inc.	32,700	2,238,642
Medibank Pvt. Ltd. (Australia)	10,750	23,839
MetLife, Inc.	68,700	2,736,321
MS&AD Insurance Group Holdings, Inc. (Japan)	2,100	54,411
NN Group NV (Netherlands)	11,708	322,304
Principal Financial Group, Inc.	17,000	698,870
Progressive Corp. (The)	36,300	1,216,050
SCOR SE (France)	625	18,478
Swiss Life Holding AG (Switzerland)	123	28,425
Swiss Re AG (Switzerland)	5,227	456,528
Torchmark Corp.	6,925	428,104
Travelers Cos., Inc. (The)	18,835	2,242,118
Unum Group	15,310	486,705
Willis Towers Watson PLC(a)	8,700	1,081,497
XL Group PLC (Ireland)	18,000	599,580

		30,897,869

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	24,340	17,418,191
Expedia, Inc.	7,650	813,195
Netflix, Inc.*	26,850	2,456,238
Priceline Group, Inc. (The)*	3,180	3,969,944
TripAdvisor, Inc.*	7,350	472,605

		25,130,173

Internet Software & Services — 1.9%
Akamai Technologies, Inc.*	11,000	615,230
Alphabet, Inc. (Class A Stock)*	18,500	13,015,305
Alphabet, Inc. (Class C Stock)*	18,703	12,944,347

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
eBay, Inc.*	69,200	$1,619,972
Facebook, Inc. (Class A Stock)*	145,300	16,604,884
Mixi, Inc. (Japan)	2,100	86,825
VeriSign, Inc.*	6,400	553,344
Yahoo!, Inc.*	54,600	2,050,776

		47,490,683

IT Services — 1.7%
Accenture PLC (Class A Stock)	39,400	4,463,626
Alliance Data Systems Corp.*	3,840	752,333
Amadeus IT Holding SA (Spain) (Class A Stock)	4,113	181,214
Atos SE (France)	4,311	355,439
Automatic Data Processing, Inc.	28,600	2,627,482
Capgemini SA (France)	1,914	165,165
Cognizant Technology Solutions Corp. (Class A Stock)*	38,200	2,186,568
Computershare Ltd. (Australia)	1,831	12,661
CSRA, Inc.	8,700	203,841
Fidelity National Information Services, Inc.	17,700	1,304,136
Fiserv, Inc.*	14,300	1,554,839
Global Payments, Inc.	9,500	678,110
International Business Machines Corp.	55,400	8,408,612
MasterCard, Inc. (Class A Stock)	61,500	5,415,690
Paychex, Inc.	20,300	1,207,850
PayPal Holdings, Inc.*	69,700	2,544,747
Teradata Corp.*	8,400	210,588
Total System Services, Inc.	11,096	589,309
Visa, Inc. (Class A Stock)(a)	120,200	8,915,234
Western Union Co. (The)	30,410	583,264
Xerox Corp.	58,163	551,967

		42,912,675

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	800	20,645
Hasbro, Inc.	7,000	587,930
Mattel, Inc.	21,351	668,073
Sankyo Co. Ltd. (Japan)	6,400	239,955
Yamaha Corp. (Japan)	600	16,172

		1,532,775

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	20,714	918,873
Illumina, Inc.*	9,500	1,333,610
PerkinElmer, Inc.	6,600	345,972
QIAGEN NV*	1,746	38,049
Thermo Fisher Scientific, Inc.	24,900	3,679,224
Waters Corp.*	5,200	731,380

		7,047,108

Machinery — 0.6%
Amada Holdings Co. Ltd. (Japan)	2,600	26,396
ANDRITZ AG (Austria)	3,093	146,662
Atlas Copco AB (Sweden) (Class A Stock)	1,000	25,972

SEE NOTES TO FINANCIAL STATEMENTS.

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Atlas Copco AB (Sweden) (Class B Stock)	1,000	$23,702
Caterpillar, Inc.(a)	36,400	2,759,484
Cummins, Inc.	10,400	1,169,376
Deere & Co.(a)	19,200	1,555,968
Dover Corp.	10,100	700,132
Flowserve Corp.	8,300	374,911
GEA Group AG (Germany)	711	33,560
Hoshizaki Corp (Japan)	100	9,790
Illinois Tool Works, Inc.	20,500	2,135,280
Ingersoll-Rand PLC	16,400	1,044,352
Kone OYJ (Finland) (Class B Stock)	2,610	120,453
Mitsubishi Heavy Industries Ltd. (Japan)	12,000	48,255
PACCAR, Inc.	22,043	1,143,370
Parker-Hannifin Corp.	8,765	947,058
Pentair PLC (United Kingdom)	11,577	674,823
Schindler Holding AG (Switzerland)	77	14,013
Schindler Holding AG (Switzerland) (Part. Cert.)	169	30,597
Snap-on, Inc.	3,600	568,152
Stanley Black & Decker, Inc.	9,697	1,078,500
Volvo AB (Sweden) (Class B Stock)	12,317	122,361
Xylem, Inc.(a)	11,600	517,940

		15,271,107

Marine
A.P. Moeller-Maersk A/S (Denmark) (Class A Stock)	30	37,811

Media — 1.3%
CBS Corp. (Class B Stock)	26,934	1,466,287
Comcast Corp. (Class A Stock)	152,390	9,934,304
Discovery Communications, Inc. (Class A Stock)*	8,500	214,455
Discovery Communications, Inc. (Class C Stock)*(a)	15,200	362,520
Hakuhodo DY Holdings, Inc. (Japan)	11,100	133,042
Interpublic Group of Cos., Inc. (The)	25,331	585,146
News Corp. (Class A Stock)	21,475	243,741
News Corp. (Class B Stock)(a)	4,800	56,016
Omnicom Group, Inc.	15,300	1,246,797
Publicis Groupe SA (France)	34	2,275
RTL Group SA (Luxembourg)	287	23,439
Scripps Networks Interactive, Inc. (Class A Stock)	6,100	379,847
TEGNA, Inc.	13,800	319,746
Time Warner, Inc.	49,566	3,645,084
Twenty-First Century Fox, Inc. (Class A Stock)	69,800	1,888,090
Twenty-First Century Fox, Inc. (Class B Stock)	26,700	727,575
Viacom, Inc. (Class B Stock)	21,334	884,721
Vivendi SA (France)	4,574	85,574
Walt Disney Co. (The)	94,100	9,204,862
WPP PLC (United Kingdom)	20,591	429,148

		31,832,669

COMMON STOCKS (continued)	Shares	Value (Note 2)
Metals & Mining — 0.2%
Alcoa, Inc.	80,940	$750,314
Alumina Ltd. (Australia)	20,821	20,466
Anglo American PLC (United Kingdom)	4,952	48,541
BHP Billiton Ltd. (Australia)	12,039	167,779
BHP Billiton PLC (Australia)	7,805	98,788
Boliden AB (Sweden)	1,060	20,717
Fortescue Metals Group Ltd. (Australia)	65,008	173,964
Freeport-McMoRan, Inc.	77,088	858,760
JFE Holdings, Inc. (Japan)	1,900	24,786
Mitsubishi Materials Corp. (Japan)	9,000	21,549
Newmont Mining Corp.	32,600	1,275,312
Nippon Steel & Sumitomo Metal Corp. (Japan)	14,000	271,035
Nucor Corp.	20,400	1,007,964
Rio Tinto PLC (United Kingdom)	5,551	172,451
voestalpine AG (Austria)	9,116	306,803

		5,219,229

Multi-Utilities — 0.6%
Ameren Corp.	15,100	809,058
CenterPoint Energy, Inc.	25,300	607,200
CMS Energy Corp.	17,200	788,792
Consolidated Edison, Inc.	18,300	1,472,052
Dominion Resources, Inc.(a)	37,832	2,948,248
DTE Energy Co.	11,700	1,159,704
E.ON SE (Germany)	13,224	133,494
National Grid PLC (United Kingdom)	34,681	509,998
NiSource, Inc.	19,600	519,792
Public Service Enterprise Group, Inc.	31,600	1,472,876
SCANA Corp.	8,800	665,808
Sempra Energy	15,119	1,723,868
TECO Energy, Inc.	14,500	400,780
WEC Energy Group, Inc.	19,913	1,300,319

		14,511,989

Multiline Retail — 0.3%
Dollar General Corp.	18,600	1,748,400
Dollar Tree, Inc.*	14,765	1,391,454
Harvey Norman Holdings Ltd. (Australia)	13,950	48,540
Kohl’s Corp.(a)	11,700	443,664
Macy’s, Inc.	19,474	654,521
Nordstrom, Inc.(a)	7,400	281,570
Target Corp.	37,700	2,632,214

		7,200,363

Oil, Gas & Consumable Fuels — 3.0%
Anadarko Petroleum Corp.	31,854	1,696,226
Apache Corp.(a)	23,914	1,331,292
BP PLC (United Kingdom)	56,926	333,219
Cabot Oil & Gas Corp.	27,700	712,998
Caltex Australia Ltd. (Australia)	1,070	25,798
Chesapeake Energy Corp.*	28,000	119,840
Chevron Corp.	118,422	12,414,178
Cimarex Energy Co.	6,200	739,784
Columbia Pipeline Group, Inc.	25,100	639,799

SEE NOTES TO FINANCIAL STATEMENTS.

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Concho Resources, Inc.*	8,200	$978,014
ConocoPhillips	77,477	3,377,997
Devon Energy Corp.	32,100	1,163,625
EOG Resources, Inc.	34,500	2,877,990
EQT Corp.	11,200	867,216
Exxon Mobil Corp.	260,799	24,447,298
Galp Energia SGPS SA (Portugal)	28,310	393,747
Hess Corp.	17,100	1,027,710
Kinder Morgan, Inc.	115,698	2,165,867
Marathon Oil Corp.	51,882	778,749
Marathon Petroleum Corp.	33,082	1,255,793
Murphy Oil Corp.(a)	10,200	323,850
Neste Oyj (Finland)	10,961	393,051
Newfield Exploration Co.*	12,100	534,578
Noble Energy, Inc.	26,300	943,381
Occidental Petroleum Corp.	48,300	3,649,548
OMV AG (Austria)	1,124	31,597
ONEOK, Inc.	12,900	612,105
Phillips 66	29,338	2,327,677
Pioneer Natural Resources Co.	10,450	1,580,145
Range Resources Corp.	10,300	444,342
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	16,280	447,135
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	14,452	399,290
Southwestern Energy Co.*(a)	25,800	324,564
Spectra Energy Corp.	42,262	1,548,057
Statoil ASA (Norway)	4,228	73,053
Tesoro Corp.	7,800	584,376
TOTAL SA (France)(a)	8,992	431,222
Valero Energy Corp.	30,100	1,535,100
Williams Cos., Inc. (The)	42,500	919,275

		74,449,486

Paper & Forest Products
Oji Holdings Corp. (Japan)	6,000	23,034
Stora Enso OYJ (Finland) (Class R Stock)	2,120	17,050
UPM-Kymmene OYJ (Finland)	5,941	109,141

		149,225

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,900	1,265,178
Kao Corp. (Japan)	1,900	110,660
Unilever NV (United Kingdom), CVA	1,176	54,696
Unilever PLC (United Kingdom)	5,810	278,388

		1,708,922

Pharmaceuticals — 2.9%
Allergan PLC*	25,175	5,817,691
Astellas Pharma, Inc. (Japan)	33,900	531,631
AstraZeneca PLC (United Kingdom)	2,715	162,313
Bayer AG (Germany)	6,743	677,235
Bristol-Myers Squibb Co.	104,570	7,691,124
Eli Lilly & Co.	61,000	4,803,750
Endo International PLC*	12,500	194,875
GlaxoSmithKline PLC (United Kingdom)	18,966	407,297

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals (continued)
Johnson & Johnson	173,148	$21,002,852
Mallinckrodt PLC*	7,700	468,006
Merck & Co., Inc.	173,833	10,014,519
Mitsubishi Tanabe Pharma Corp. (Japan)	2,100	37,943
Mylan NV*	25,600	1,106,944
Novartis AG (Switzerland)	5,897	486,730
Novo Nordisk A/S (Denmark) (Class B Stock)	7,173	386,287
Perrigo Co. PLC	9,300	843,231
Pfizer, Inc.	380,570	13,399,870
Roche Holding AG (Switzerland)	3,888	1,025,965
Sanofi (France)	4,583	380,770
Shionogi & Co. Ltd. (Japan)	1,200	65,599
Teva Pharmaceutical Industries Ltd. (Israel)	3,550	179,666
Zoetis, Inc.	28,600	1,357,356

		71,041,654

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	2,300	280,232
Equifax, Inc.	7,500	963,000
Experian PLC (Ireland)	7,664	145,403
Intertek Group PLC (United Kingdom)	1,572	73,245
Nielsen Holdings PLC	23,000	1,195,310
Randstad Holding NV (Netherlands)	459	18,356
Robert Half International, Inc.	8,400	320,544
Verisk Analytics, Inc.*	10,000	810,800

		3,806,890

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	26,600	3,022,026
Apartment Investment & Management Co. (Class A Stock)	9,533	420,977
AvalonBay Communities, Inc.	8,575	1,546,844
Boston Properties, Inc.	9,600	1,266,240
British Land Co. PLC (The) (United Kingdom)	16,746	135,966
Crown Castle International Corp.	20,900	2,119,887
Dexus Property Group (Australia)	58,353	395,964
Digital Realty Trust, Inc.	8,600	937,314
Equinix, Inc.	4,494	1,742,459
Equity Residential	22,800	1,570,464
Essex Property Trust, Inc.	4,100	935,169
Extra Space Storage, Inc.	8,000	740,320
Federal Realty Investment Trust	4,500	744,975
General Growth Properties, Inc.	35,800	1,067,556
Goodman Group (Australia)	6,830	36,633
GPT Group (The) (Australia)	19,120	77,754
Hammerson PLC (United Kingdom)	3,083	22,206
HCP, Inc.	30,100	1,064,938
Host Hotels & Resorts, Inc.	45,582	738,884
Intu Properties PLC (United Kingdom)	7,505	29,178
Iron Mountain, Inc.	14,902	593,547
Kimco Realty Corp.	25,600	803,328
Link REIT (Hong Kong)	65,500	447,903

SEE NOTES TO FINANCIAL STATEMENTS.

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Macerich Co. (The)	8,100	$691,659
Mirvac Group (Australia)	13,899	21,138
Nomura Real Estate Master Fund, Inc. (Japan)	13	20,551
Prologis, Inc.	32,877	1,612,288
Public Storage	9,300	2,376,987
Realty Income Corp.	15,500	1,075,080
Scentre Group (Australia)	20,441	75,713
Simon Property Group, Inc.	19,393	4,206,342
SL Green Realty Corp.	6,400	681,408
Stockland (Australia)	9,097	32,253
Suntec Real Estate Investment Trust (Singapore)	22,600	29,863
UDR, Inc.	15,900	587,028
Ventas, Inc.	20,818	1,515,967
Vornado Realty Trust(a)	11,425	1,143,871
Welltower, Inc.	22,100	1,683,357
Westfield Corp. (Australia)	7,599	61,040
Weyerhaeuser Co.	46,818	1,393,772

		37,668,849

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	18,700	495,176
Daiwa House Industry Co. Ltd. (Japan)	7,300	214,379
Henderson Land Development Co. Ltd. (Hong Kong)	67,794	382,952
Kerry Properties Ltd. (Hong Kong)	5,000	12,379
Mitsui Fudosan Co. Ltd. (Japan)	4,000	91,803
New World Development Co. Ltd. (Hong Kong)	60,000	61,102
Wharf Holdings Ltd. (The) (Hong Kong)	5,000	30,513
Wheelock & Co. Ltd. (Hong Kong)	3,000	14,093

		1,302,397

Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	8,199	29,748
Central Japan Railway Co. (Japan)	1,700	302,368
CSX Corp.	59,200	1,543,936
East Japan Railway Co. (Japan)	1,200	111,208
Hankyu Hanshin Holdings, Inc. (Japan)	23,000	171,501
JB Hunt Transport Services, Inc.	6,000	485,580
Kansas City Southern	6,900	621,621
Norfolk Southern Corp.	18,700	1,591,931
Ryder System, Inc.	3,600	220,104
Union Pacific Corp.	53,000	4,624,250
West Japan Railway Co. (Japan)	600	38,024

		9,740,271

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc.	19,600	1,110,144
Applied Materials, Inc.	69,600	1,668,312
ARM Holdings PLC (United Kingdom)	5,461	82,952
Broadcom Ltd. (Singapore)	23,280	3,617,712
First Solar, Inc.*	5,100	247,248
Intel Corp.	295,900	9,705,520

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	10,000	$732,500
Lam Research Corp.	9,950	836,397
Linear Technology Corp.	14,900	693,297
Microchip Technology, Inc.	13,600	690,336
Micron Technology, Inc.*	61,600	847,616
NVIDIA Corp.	32,350	1,520,773
NXP Semiconductors NV (Netherlands)*	5,100	399,534
Qorvo, Inc.*	7,707	425,889
QUALCOMM, Inc.	93,700	5,019,509
Skyworks Solutions, Inc.	12,100	765,688
Texas Instruments, Inc.	63,000	3,946,950
Tokyo Electron Ltd. (Japan)	1,400	118,312
Xilinx, Inc.	16,200	747,306

		33,175,995

Software — 2.0%
Activision Blizzard, Inc.	31,400	1,244,382
Adobe Systems, Inc.*	31,500	3,017,385
Autodesk, Inc.*	14,200	768,788
CA, Inc.	18,064	593,041
Check Point Software Technologies Ltd. (Israel)*	500	39,840
Citrix Systems, Inc.*	9,900	792,891
Electronic Arts, Inc.*	19,400	1,469,744
Intuit, Inc.	16,400	1,830,404
Konami Holdings Corp. (Japan)	6,500	247,974
Microsoft Corp.	496,500	25,405,905
Nice Ltd. (Israel)	460	29,272
Oracle Corp.	197,400	8,079,582
Red Hat, Inc.*	11,400	827,640
salesforce.com, inc.*	39,500	3,136,695
SAP SE (Germany)	1,736	130,383
Symantec Corp.	38,178	784,176

		48,398,102

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	4,800	775,824
AutoNation, Inc.*(a)	5,074	238,377
AutoZone, Inc.*	1,950	1,547,988
Bed Bath & Beyond, Inc.	10,800	466,776
Best Buy Co., Inc.	18,025	551,565
CarMax, Inc.*(a)	12,100	593,263
Dixons Carphone PLC (United Kingdom)	3,839	16,477
Foot Locker, Inc.	8,900	488,254
Gap, Inc. (The)(a)	13,300	282,226
Home Depot, Inc. (The)	79,450	10,144,971
Industria de Diseno Textil SA (Spain)	4,267	143,346
Kingfisher PLC (United Kingdom)	8,899	38,222
L Brands, Inc.	16,506	1,108,048
Lowe’s Cos., Inc.	57,300	4,536,441
Nitori Holdings Co. Ltd. (Japan)	500	60,642
O’Reilly Automotive, Inc.*	6,100	1,653,710
Ross Stores, Inc.	25,700	1,456,933
Shimamura Co. Ltd. (Japan)	200	29,757
Signet Jewelers Ltd.	5,200	428,532

SEE NOTES TO FINANCIAL STATEMENTS.

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Staples, Inc.	37,049	$319,362
Tiffany & Co.	7,400	448,736
TJX Cos., Inc. (The)	42,000	3,243,660
Tractor Supply Co.	8,800	802,384
Ulta Salon Cosmetics & Fragrance, Inc.*	4,200	1,023,288
Urban Outfitters, Inc.*	4,300	118,250

		30,517,032

Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	346,490	33,124,444
EMC Corp.	121,650	3,305,230
FUJIFILM Holdings Corp. (Japan)	3,800	147,442
Hewlett Packard Enterprise Co.	106,748	1,950,286
HP, Inc.	106,548	1,337,177
NEC Corp. (Japan)	11,000	25,629
NetApp, Inc.	17,800	437,702
Ricoh Co. Ltd. (Japan)	2,600	22,538
Seagate Technology PLC	16,700	406,812
Western Digital Corp.	17,803	841,370

		41,598,630

Textiles, Apparel & Luxury Goods — 0.4%
adidas AG (Germany)	3,224	462,805
Coach, Inc.	17,300	704,802
Hanesbrands, Inc.	23,600	593,068
Michael Kors Holdings Ltd.*	11,800	583,864
NIKE, Inc. (Class B Stock)	84,600	4,669,920
PVH Corp.	5,300	499,419
Ralph Lauren Corp.	3,800	340,556
Swatch Group AG (The) (Switzerland)	363	20,788
Under Armour, Inc. (Class A Stock)*(a)	10,600	425,378
Under Armour, Inc. (Class C Stock)*(a)	10,574	384,894
VF Corp.	21,300	1,309,737

		9,995,231

Tobacco — 0.9%
Altria Group, Inc.	123,700	8,530,352
British American Tobacco PLC (United Kingdom)	12,979	841,421
Imperial Brands PLC (United Kingdom)	2,044	110,852
Japan Tobacco, Inc. (Japan)	10,000	403,022
Philip Morris International, Inc.	97,100	9,877,012
Reynolds American, Inc.	52,638	2,838,767

		22,601,426

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	1,960	27,997
Fastenal Co.	18,200	807,898
ITOCHU Corp. (Japan)	34,900	426,939
Mitsui & Co. Ltd. (Japan)	6,800	81,173
United Rentals, Inc.*	6,000	402,600
W.W. Grainger, Inc.(a)	3,800	863,550

		2,610,157

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	2,121	$31,343
Aena SA (Spain), RegS, 144A	1,540	204,129
Atlantia SpA (Italy)	3,899	97,417
Auckland International Airport Ltd. (New Zealand)	3,721	17,309
Hutchison Port Holdings Trust (Hong Kong)	56,600	25,753
Sydney Airport (Australia)	4,183	21,842
Transurban Group (Australia)	14,112	127,104

		524,897

Water Utilities
American Water Works Co., Inc.	11,100	938,061

Wireless Telecommunication Services
KDDI Corp. (Japan)	6,600	200,704
NTT DOCOMO, Inc. (Japan)	10,900	293,957
SoftBank Group Corp. (Japan)	3,700	209,243
Vodafone Group PLC (United Kingdom)	102,761	313,306

		1,017,210

TOTAL COMMON STOCKS (cost $515,213,685)		1,191,472,176

EXCHANGE TRADED FUND
iShares MSCI EAFE ETF (cost $1,160,756)	20,726	1,156,718

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	212	13,515
Volkswagen AG (Germany) (PRFC)	3,113	377,049

		390,564

Banks
Citigroup Capital XIII 6.988%, (Capital Security, fixed to floating preferred)	20,000	521,400

Capital Markets — 0.1%
State Street Corp. 5.350%, (Capital Security, fixed to floating preferred)	30,000	805,200

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	100	12,221

Media
ProSiebenSat.1 Media SE (Germany) (PRFC)	852	37,268

TOTAL PREFERRED STOCKS (cost $1,699,546)		1,766,653

SEE NOTES TO FINANCIAL STATEMENTS.

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES — 4.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.8%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(b)	04/20/25	2,100	$2,078,233
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134%	(b)	04/28/26	400	399,485
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(b)	10/15/26	2,000	1,989,167
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183%	(b)	04/18/27	1,000	993,382
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(b)	10/15/26	600	599,340
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(b)	10/17/26	250	248,749
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(b)	04/18/27	1,000	990,770
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(b)	07/15/24	1,000	988,778
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(b)	04/17/25	2,200	2,165,951
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184%	(b)	04/20/26	1,650	1,645,875
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.143%	(b)	10/18/26	250	248,339
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(b)	01/17/26	250	247,685
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.885%	(b)	07/22/20	83	82,155
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098%	(b)	10/15/26	750	745,145
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(b)	05/05/27	250	248,112
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	750	748,421
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(b)	04/15/27	250	248,066
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216%	(b)	05/15/26	250	248,592
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058%	(b)	07/25/26	2,000	1,997,887
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083%	(b)	01/18/27	500	497,069
Mill Creek CLO Ltd., Series 2016-1A, Class A, 144A	2.340%	(b)	04/20/28	1,250	1,250,416
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738%	(b)	07/25/23	250	247,233
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(b)	04/15/26	500	498,844
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(b)	07/22/25	1,000	990,733
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5A, Class AR, 144A	1.953%	(b)	12/15/22	325	324,650
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886%	(b)	02/20/25	250	248,513
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(b)	07/25/26	1,250	1,234,835
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113%	(b)	07/17/26	500	499,329
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	495,502
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.044%	(b)	10/20/23	500	498,899
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(b)	05/07/26	2,500	2,495,938
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.113%	(b)	07/17/26	1,500	1,485,619
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(b)	04/15/25	2,600	2,556,627
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(b)	08/17/22	500	497,676
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(b)	10/20/23	900	899,198
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.255%	(b)	01/22/27	1,750	1,749,522
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386%	(b)	07/20/28	1,750	1,747,246
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A(a)	2.134%	(b)	04/20/27	1,500	1,490,467
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(b)	07/15/25	2,200	2,177,628
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264%	(b)	04/20/26	2,500	2,486,794
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(b)	04/15/24	1,500	1,483,062
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%	(b)	04/20/26	1,300	1,291,565
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	497,332

					44,558,829

SEE NOTES TO FINANCIAL STATEMENTS.

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities — 2.5%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.242%	(b)	05/15/20	2,700	$2,694,379
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(b)	04/08/19	2,722	2,726,344
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(b)	10/08/19	3,000	3,003,920
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,475	1,478,628
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	4,800	4,864,929
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	3,800	3,867,881
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,325	2,371,760
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	2,400	2,451,651
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	4,100	4,185,713
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	2,500	2,513,138
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	0.942%	(b)	05/15/20	1,600	1,589,557
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(b)	05/17/21	1,700	1,694,230
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,200	4,291,392
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	2,500	2,550,662
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	2,400	2,420,954
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	3,800	3,798,876
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(b)	12/17/18	1,102	1,102,498
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(b)	12/17/18	1,629	1,630,168
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,425	1,425,200
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	1,499	1,511,404
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	2,845	2,909,913
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	4,665	4,692,593
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	611	604,278
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,200	1,207,876

					61,587,944

Residential Mortgage-Backed Securities — 0.6%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.103%	(b)	03/25/33	230	218,383
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.873%		07/25/35	375	357,069
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	1.203%	(b)	03/25/34	1,826	1,748,679
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%		07/25/34	368	347,499
Fremont Home Loan Trust, Series 2004-2, Class M1	1.308%	(b)	07/25/34	506	440,203
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.248%	(b)	06/25/34	474	457,937
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(b)	05/25/33	129	122,057
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(b)	12/27/33	725	699,351
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.353%	(b)	07/25/32	285	274,394
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.728%	(b)	09/25/32	2,803	2,671,733
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218%	(b)	02/25/34	821	759,326
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	1,954	1,953,974
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,137	1,125,674
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,019	3,008,097

					14,184,376

TOTAL ASSET-BACKED SECURITIES (cost $119,504,751)					120,331,149

SEE NOTES TO FINANCIAL STATEMENTS.

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

BANK LOANS(b) — 0.3%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	129	$129,608

Food
Aramark Corp.	3.250%		02/24/21	383	382,378

Healthcare & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,174	1,173,444

Media & Entertainment
Nielsen Finance LLC	2.696%		05/30/17	673	672,441

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,077	1,076,403
Dell International LLC(d)	—%	(e)	12/31/18	500	485,000
Dell International LLC	—%	(e)	09/30/23	610	607,628
First Data Corp.	4.452%		03/24/21	1,052	1,047,362
Trans Union LLC	3.500%		04/09/21	391	386,603
Western Digital Corp.	6.250%		04/28/23	880	881,925

					4,484,921

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	736	738,141

TOTAL BANK LOANS (cost $7,526,989)					7,580,933

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	3,100	3,240,830
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	43	42,848
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(b)	04/10/49	2,961	3,018,670
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A3	3.014%		05/10/58	2,500	2,590,571
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901%	(b)	12/10/49	800	823,464
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	941,095
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,267,874
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	3,500	3,761,251
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	2,700	2,784,439
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	534	535,335
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,469,979
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,067,409
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,271,311
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,441,250
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,761,299
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,130	2,142,348
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	2,500	2,662,093
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(b)	09/10/35	1,100	1,195,358
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(b)	12/25/23	1,925	2,137,192
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,359,019
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	4,700	5,103,401
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(b)	11/25/25	3,000	3,199,993
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.584%	(b)	05/25/22	20,452	1,443,252
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.620%	(b)	06/25/22	5,658	406,120
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	5,800	6,318,114
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,965	5,358,003
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	4,400	4,847,981
FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2	3.284%	(b)	06/25/25	3,650	4,005,841

SEE NOTES TO FINANCIAL STATEMENTS.

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1,I/O	1.369%	(b)	03/25/26	9,350	$979,879
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.610%	(b)	08/25/16	2,632	576
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.894%	(b)	05/25/19	15,972	673,689
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.818%	(b)	07/25/19	16,799	724,488
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(b)	05/25/25	1,900	2,055,070
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,148,882
GS Mortgage Securities Trust, Series 2015-GC34, Class A3	3.244%		10/10/48	4,800	5,083,742
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,177,574
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	5,171,465
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A	2.881%		06/15/49	2,500	2,567,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,187	1,213,634
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,548,165
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,343,861
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,267	1,310,294
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,136,032
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114%	(b)	07/15/40	2,500	2,577,994
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,308	1,317,129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,257,607
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,309,826
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	113	112,810
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A3	3.540%		12/15/48	5,000	5,423,561
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,457,437
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,347,233
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,570,099
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	3,853	3,948,712
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	4,000	4,261,591

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $132,953,793)					136,945,969

CORPORATE BONDS — 11.6%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,585	1,773,203
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	42	75,556
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	94	174,199
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	690	806,799
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,694,569
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	290	343,824

					4,868,150

Airlines — 0.2%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	2,515	2,530,721
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	34	35,100

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	44	$46,052
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	502	573,504
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	540	575,182
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	353	370,854
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	277	322,131
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	371	391,856
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	636	677,242

					5,522,642

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes(a)	4.750%		01/15/43	1,035	1,095,530
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,240	1,353,643
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,183,058
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	585	670,824
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	383,814
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.850%		01/15/21	3,645	3,807,972

					8,494,841

Banks — 3.0%
Bank of America Corp., Jr. Sub. Notes	6.300%	(b)	12/31/49	275	292,187
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	12/29/49	2,100	2,086,875
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	1,290	1,493,585
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,398,238
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	360	370,493
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	3.500%		04/19/26	4,770	4,929,261
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	745	795,133
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	112,523
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,732,829
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	872,922
Bank of America NA, Sub. Notes	6.000%		10/15/36	805	1,027,243
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,205	1,216,688
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,325	3,468,926
Citigroup, Inc., Jr. Sub. Notes	5.950%	(b)	12/31/49	1,590	1,549,097
Citigroup, Inc., Jr. Sub. Notes	6.125%	(b)	12/31/49	945	959,175
Citigroup, Inc., Jr. Sub. Notes	6.250%	(b)	12/31/49	640	657,600
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	1,610	1,694,828
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,243,512
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,325,688
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,485	1,529,715
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,046,927
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	3,055	3,065,515
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	622,335
Discover Bank, Sub. Notes	7.000%		04/15/20	485	552,367
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/31/49	1,800	1,780,056
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,165	1,226,164
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,601,151
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,451,200
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	284,703
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,356,887
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,349,697
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,015,132

SEE NOTES TO FINANCIAL STATEMENTS.

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%	(b)	12/31/49	1,175	$1,211,719
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,040,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,809,317
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,649,563
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	214,106
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	1,980,053
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,444,511
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	12/31/49	640	614,400
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	605	640,801
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,530	1,562,708
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	840	959,175
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	100	108,377
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	640	866,702
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,050	3,190,657
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	800,000
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,028,663
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	1,590	1,606,193
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	455	461,848
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	517,545
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	944,728
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	915	952,182

					74,711,900

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	2,005	2,253,075
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	535	626,935

					2,880,010

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51	1,527	1,595,430
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	175,211

					1,770,641

Building Materials — 0.1%
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(f)	5.375%		11/15/24	1,135	1,154,862

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes	5.875%		06/15/21	1,160	1,296,300
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	419,659
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	5	5,295
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	30	46,910
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	955	932,039
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	800	865,907
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	265	293,072
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	860	953,847
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	626,077

					5,439,106

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(f)	6.375%		10/15/17	1,198	1,269,876
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(f)	7.000%		10/15/37	390	531,326
United Rentals North America, Inc., Gtd. Notes	5.875%		09/15/26	400	397,000
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	508	528,320

					2,726,522

SEE NOTES TO FINANCIAL STATEMENTS.

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Computers — 0.2%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	825	$845,138
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	700	720,490
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	2,915	2,952,778
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	545	558,113
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	455	455,287

				5,531,806

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	600	604,500
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%	10/02/17	270	286,859
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%	02/01/18	1,135	1,237,258
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	914,035
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	1,637	1,836,036
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	465	461,714
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	5.250%	02/06/12	1,850	124,875
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(g)	6.875%	05/02/18	700	49,000
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	295	318,969
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	680	681,174
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	1.875%	07/15/18	55	56,121
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	285	297,618
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	895	991,814
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,175	2,180,953

				10,040,926

Electric — 0.6%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	170	170,645
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	530	723,724
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	340	450,851
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	950	969,819
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%	03/15/33	300	428,143
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%	12/01/39	145	182,805
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	2,470	2,613,838
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	530	722,235
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	345	345,431
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	255	246,075
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,034,617
Emera U.S. Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	745	762,313
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	663,068
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,510,370
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	288,724
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	500,478
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	163,857
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	596,661
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	565,977
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	685	681,575
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	150,338
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	682,577
Southern California Edison Co., First Mortgage	3.600%	02/01/45	690	716,679
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	551,656
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	263	271,850

				15,994,306

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(f)	5.250%	06/27/29	530	210,940

SEE NOTES TO FINANCIAL STATEMENTS.

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	800	$829,000

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%		06/01/26	1,510	1,522,349
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%		06/01/46	360	380,708

					1,903,057

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%		01/15/24	205	209,100

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(f)	5.400%		11/01/20	275	311,469
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,270	1,505,314
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	460	518,506

					2,335,289

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	45	48,756

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%		12/15/24	805	867,099
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	2,515	2,741,664
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	997	1,127,747
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	3,700	3,742,273

					8,478,783

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	480	639,957
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,050	1,424,134
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	330	346,154
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	260	271,342
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	181	183,603
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	540	662,605
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	640	792,783
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,235	1,268,962
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	900	931,500
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	350	365,750
HCA, Inc., Sr. Sec’d. Notes	5.250%		06/15/26	700	726,687
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	160	165,501
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	340	370,438
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	4,385	4,664,105
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	460,350
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	120,411
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	579,594

					13,973,876

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	375	380,981

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	610	661,271
Newell Brands, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,600	1,715,253

					2,376,524

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	534,439
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,910	1,847,818
AXIS Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,106,616
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	1,350	1,415,535
Chubb Corp. (The), Gtd. Notes	6.375%	(b)	04/15/37	1,260	1,096,200
Chubb INA Holdings, Inc., Gtd. Notes(a)	3.350%		05/03/26	705	751,459

SEE NOTES TO FINANCIAL STATEMENTS.

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	100	$115,042
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	722,182
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	260,393
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,138,418
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	876	1,032,989
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	849,936
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	597,374
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	175,960
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	888,138
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(b)	10/16/44	1,505	1,619,555
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	447,698
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	723,096
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,053,763
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	111,063
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	715	656,013
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	586,679
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,942,592
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	660	751,503
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	353,659
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	640,888

					21,419,008

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,023,665
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	505,675
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	836,165
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,945,335
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	409,223

					5,720,063

Machinery-Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,100	1,182,500
SPX Flow, Inc., Gtd. Notes	6.875%		09/01/17	535	557,069
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,155,737

					2,895,306

Media — 0.6%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	310,309
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	46,820
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,750,179
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,225	1,212,597
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	950,625
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	720	730,800
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	630	746,036
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	760	907,456
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	200	237,803
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,936,631
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	840,116
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	778,845
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,240	1,283,617
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	214,933
Time Warner, Inc., Gtd. Notes(a)	6.250%		03/29/41	495	622,936
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	75	102,873
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	41,484
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	150	132,421
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	325	325,857
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	879,750

					14,052,088

SEE NOTES TO FINANCIAL STATEMENTS.

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	700	$813,381
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(b)	10/19/75	845	889,785
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	376,829
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	370	408,702

					2,488,697

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,060,800
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	180	197,987
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	260	300,034
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	311	469,439
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	167	225,862
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,050	1,071,000

					3,325,122

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19	1,065	1,076,896
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	855	873,085
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	600	655,010

					2,604,991

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(h)	10/10/36	1,000	377,790
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	351,394
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	780	941,854
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	1,700	1,927,667
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	210	195,903
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	95	91,788
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	420	463,296
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,570,960
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	832,146
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,555	1,659,173
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	890	816,693
Phillips 66, Gtd. Notes	2.950%		05/01/17	415	421,075
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,450	1,567,520
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	400	447,886
Valero Energy Corp., Sr. Unsec’d. Notes(a)	4.900%		03/15/45	225	208,403

					11,873,548

Oil & Gas Services — 0.1%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,170	2,335,428

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	465	489,122
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	1,000	1,020,000
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	675	749,292

					2,258,414

Pharmaceuticals — 0.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	950	995,438
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,595	1,667,035
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	805	838,672
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,465	1,505,611
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	350	367,526
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	440	493,781
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%		03/01/36	250	276,201
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	340	355,510
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,105	1,170,931
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,010	1,217,287
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	90	89,177

					8,977,169

SEE NOTES TO FINANCIAL STATEMENTS.

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	473	$463,540
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	610	629,815
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%		03/15/35	200	176,694
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	665	612,872
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,055	1,100,348
Enterprise Products Operating LLC, Gtd. Notes	3.950%		02/15/27	1,310	1,389,421
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	530	559,427
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,140	1,035,526
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	130	136,062

					6,103,705

Real Estate
Prologis LP, Gtd. Notes	6.875%		03/15/20	68	80,049

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%		08/15/19	685	773,194
Select Income REIT, Sr. Unsec’d. Notes	2.850%		02/01/18	550	554,308
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%		01/30/17	235	236,515
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%		03/15/22	190	203,377

					1,767,394

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	590	731,940
CVS Health Corp., Sr. Unsec’d. Notes	5.300%		12/05/43	170	212,217
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%		04/01/26	585	621,722
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%		03/15/45	565	654,713
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	1,300	1,398,800
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%		03/15/29	345	473,358
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%		01/15/22	300	308,430
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%		01/30/26	1,925	2,079,855
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%		12/01/25	1,020	1,068,450
Target Corp., Sr. Unsec’d. Notes	3.500%		07/01/24	265	293,636

					7,843,121

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%		12/06/22	1,195	1,230,027

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		03/15/23	1,200	1,254,000

Software — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%		10/15/20	1,640	1,733,677
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%		10/15/18	1,225	1,257,201
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34	700	744,467

					3,735,345

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%		03/30/40	200	245,221
AT&T Corp., Gtd. Notes	8.250%		11/15/31	18	25,888
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25	3,130	3,201,699
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35	350	358,047
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46	560	573,929
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44	305	313,116
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42	520	561,060
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40	1,133	1,239,380
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	(b)	12/15/30	350	539,238
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48	1,827	1,902,455
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55	2,288	2,314,175
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46	1,053	1,151,021
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54	2,349	2,484,190

					14,909,419

SEE NOTES TO FINANCIAL STATEMENTS.

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	$1,278,772
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	1,005,737
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	899,338
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	145,449

				3,329,296

TOTAL CORPORATE BONDS (cost $271,623,292)				288,084,208

MUNICIPAL BONDS — 0.6%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,993,035
State of California, GO, BABs	7.300%	10/01/39	1,250	1,891,600
State of California, GO, BABs(a)	7.500%	04/01/34	350	530,894
State of California, GO, BABs	7.550%	04/01/39	245	387,663
State of California, GO, BABs	7.625%	03/01/40	205	323,392

				5,126,584

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	823,521

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,379,010

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,565,340

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,441,440

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	525,714
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	331,760

				857,474

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	581,056

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	663,514

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,309,676

TOTAL MUNICIPAL BONDS (cost $9,696,324)				13,747,615

NON-CORPORATE FOREIGN AGENCIES — 0.8%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%	03/16/26	1,680	1,762,874
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%	04/28/21	2,086	2,207,019
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,397,114
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	512,663
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	298,213
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	255	264,119
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	440	480,788
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, 144A	2.125%	04/13/21	600	609,927
KFW (Germany), Gov’t. Gtd. Notes	2.750%	10/01/20	2,645	2,817,541
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,644,043
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	795	841,826
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	412,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	575,512

SEE NOTES TO FINANCIAL STATEMENTS.

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

NON-CORPORATE FOREIGN AGENCIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%		04/10/17	1,035	$1,038,376
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%		04/28/20	1,000	1,010,787
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%		05/07/19	500	514,943
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%		03/10/21	2,385	2,430,258

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $19,283,923)					19,818,128

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.8%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	195	195,765
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,122	939,202
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(b)	10/27/18	1,660	1,658,398
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.608%	(b)	08/26/36	858	791,227
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.953%	(b)	02/25/35	254	243,552
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	3.051%	(b)	03/25/35	299	275,150
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.888%	(b)	02/25/37	558	532,877
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.434%	(b)	10/30/47	903	900,168
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(i)	2.403%	(b)	11/25/24	1,639	1,645,904
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.953%	(b)	02/25/25	398	398,482
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.603%	(b)	05/25/25	2,848	2,844,790
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.603%	(b)	09/25/28	1,120	1,133,275
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.653%	(b)	10/25/28	1,432	1,447,074
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.353%	(b)	10/25/27	5,807	5,805,053
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.803%	(b)	04/25/28	1,865	1,868,313
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.903%	(b)	07/25/28	2,780	2,788,702
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.446%	(b)	12/25/28	1,425	1,434,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.703%	(b)	11/25/28	1,200	1,206,957
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.948%	(b)	07/25/35	299	298,474
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)	3.539%	(b)	09/01/21	3,860	3,821,758
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)	2.457%	(b)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,474	1,446,081
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(d)	2.457%	(b)	05/01/20	4,338	4,240,100
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(b)	07/01/20	1,759	1,728,559
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457%	(b)	08/01/20	1,314	1,289,838
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(d)	2.457%	(b)	11/01/20	652	637,076
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(b)	01/01/21	2,763	2,681,489
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	47	47,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(b)	02/25/34	349	345,539
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	129	129,152

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,886,966)					43,541,405

SOVEREIGN BONDS — 0.6%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24	920	960,940
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21	400	429,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392	406,700
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	1,760	2,003,535
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,200	1,740,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	770	856,305
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.125%		01/15/45	700	742,657
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	5.875%		01/15/24	750	867,351

SEE NOTES TO FINANCIAL STATEMENTS.

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	750	$814,303
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	3.625%		03/15/22	550	579,700
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	825,365
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	516,950
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	423,637
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375	415,312
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	1,060	1,053,739
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, 144A	4.875%		01/22/24	140	154,364
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350	436,520
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,260	1,429,054

TOTAL SOVEREIGN BONDS (cost $14,181,149)					14,655,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Federal Home Loan Banks(j)	5.500%		07/15/36	850	1,226,350
Federal Home Loan Mortgage Corp.	2.500%		TBA	3,250	3,360,855
Federal Home Loan Mortgage Corp.	2.500%		TBA	2,000	2,064,468
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.598%	(b)	12/01/35	302	317,686
Federal Home Loan Mortgage Corp.	2.710%	(b)	06/01/36	284	299,311
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,500	3,621,727
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-04/01/45	11,299	11,792,686
Federal Home Loan Mortgage Corp.(k)	3.500%		TBA	5,000	5,271,094
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,500	11,056,172
Federal Home Loan Mortgage Corp.	3.500%		08/01/26-06/01/42	1,668	1,772,531
Federal Home Loan Mortgage Corp.(k)	4.000%		TBA	8,500	9,097,656
Federal Home Loan Mortgage Corp.	4.000%		TBA	10,000	10,693,750
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-01/01/42	4,454	4,770,089
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	8,701	9,502,335
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-05/01/39	2,246	2,443,716
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	2,075	2,332,814
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	933	1,074,458
Federal Home Loan Mortgage Corp.	7.000%		05/01/31-10/01/31	243	277,210
Federal National Mortgage Assoc.	2.432%	(b)	07/01/33	323	339,324
Federal National Mortgage Assoc.	2.500%		TBA	11,000	11,380,481
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	2,303	2,366,502
Federal National Mortgage Assoc.	2.560%	(b)	06/01/37	74	74,410
Federal National Mortgage Assoc.	2.651%	(b)	07/01/37	465	481,807
Federal National Mortgage Assoc.	3.000%		TBA	42,000	43,507,724
Federal National Mortgage Assoc.	3.000%		02/01/27-07/01/43	21,525	22,500,208
Federal National Mortgage Assoc.	3.500%		TBA	18,000	18,970,312
Federal National Mortgage Assoc.	3.500%		07/01/27-01/01/46	32,286	34,222,997
Federal National Mortgage Assoc.	4.000%		TBA	9,000	9,640,992
Federal National Mortgage Assoc.	4.000%		10/01/41-09/01/44	9,339	10,022,597
Federal National Mortgage Assoc.	4.500%		TBA	1,000	1,091,557
Federal National Mortgage Assoc.	4.500%		11/01/18-03/01/41	6,161	6,773,784
Federal National Mortgage Assoc.(k)	5.000%		TBA	2,500	2,777,654
Federal National Mortgage Assoc.	5.000%		TBA	4,000	4,442,997
Federal National Mortgage Assoc.	5.000%		10/01/18-05/01/36	1,754	1,941,211
Federal National Mortgage Assoc.	5.500%		12/01/16-04/01/37	3,628	4,082,977
Federal National Mortgage Assoc.	6.000%		09/01/17-06/01/38	4,208	4,852,884
Federal National Mortgage Assoc.	6.250%		05/15/29	850	1,237,898
Federal National Mortgage Assoc.	6.500%		07/01/17-01/01/37	1,590	1,849,753
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	181	211,562
Federal National Mortgage Assoc.	7.125%		01/15/30	2,480	3,890,835
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,468

SEE NOTES TO FINANCIAL STATEMENTS.

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Government National Mortgage Assoc.(k)	3.000%		TBA	12,500	$13,069,580
Government National Mortgage Assoc.	3.000%		TBA	7,000	7,304,746
Government National Mortgage Assoc.	3.000%		03/15/45	1,851	1,935,191
Government National Mortgage Assoc.(k)	3.500%		TBA	13,500	14,328,457
Government National Mortgage Assoc.	3.500%		TBA	9,500	10,069,629
Government National Mortgage Assoc.	3.500%		05/20/43-02/20/46	8,152	8,667,376
Government National Mortgage Assoc.	4.000%		TBA	4,250	4,542,851
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	314	338,090
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,100,464
Government National Mortgage Assoc.	4.500%		04/15/40-03/20/41	4,977	5,450,370
Government National Mortgage Assoc.	5.000%		10/20/37	220	244,221
Government National Mortgage Assoc.	5.500%		08/15/33-04/15/36	1,785	2,028,911
Government National Mortgage Assoc.	6.000%		11/15/23-07/15/34	729	850,612
Government National Mortgage Assoc.	6.500%		10/15/23-09/15/36	1,311	1,529,867
Government National Mortgage Assoc.	8.000%		01/15/24-07/15/24	21	23,589
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	4,165,847
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,115	1,215,685
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23	190	239,187
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		04/26/24	500	633,255
Israel Government USAID Bond Principal Strip, U.S. Gov’t. Gtd. Notes, PO	2.633%	(h)	11/01/24	400	336,508
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.825%	(h)	10/15/19	1,105	1,069,558
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(h)	01/15/30	870	625,845
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.962%	(h)	04/15/30	1,705	1,228,684
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%		04/01/36	76	110,134
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	1,725	2,641,501

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $344,656,281)					352,300,759

U.S. TREASURY OBLIGATIONS — 1.8%
U.S. Treasury Bonds	2.500%		02/15/46	425	442,548
U.S. Treasury Bonds	2.875%		05/15/43	1,220	1,371,880
U.S. Treasury Bonds(l)	3.000%		05/15/45	3,175	3,649,390
U.S. Treasury Bonds	3.000%		11/15/45	790	908,377
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	7,964	8,159,752
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	1,358	1,466,008
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	8,757	10,455,663
U.S. Treasury Notes	1.125%		06/30/21	50	50,248
U.S. Treasury Notes	2.125%		12/31/22	880	927,816
U.S. Treasury Strips Coupon	2.184%	(h)	02/15/28	2,115	1,720,005
U.S. Treasury Strips Coupon	2.241%	(h)	05/15/28	1,055	852,580
U.S. Treasury Strips Coupon	2.280%	(h)	02/15/29	1,055	838,425
U.S. Treasury Strips Coupon	2.384%	(h)	05/15/29	2,175	1,715,953
U.S. Treasury Strips Coupon	2.519%	(h)	08/15/25	1,930	1,669,942
U.S. Treasury Strips Coupon	2.576%	(h)	08/15/30	6,970	5,327,568
U.S. Treasury Strips Coupon	2.972%	(h)	02/15/37	4,550	2,898,641
U.S. Treasury Strips Coupon	3.103%	(h)	11/15/34	1,430	968,808
U.S. Treasury Strips Principal, PO	2.465%	(h)	05/15/43	770	403,743
U.S. Treasury Strips Principal, PO	2.543%	(h)	02/15/45	665	330,389
U.S. Treasury Strips Principal, PO	2.874%	(h)	05/15/45	710	350,140
U.S. Treasury Strips Principal, PO	3.635%	(h)	05/15/44	820	419,139

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,403,709)					44,927,015

TOTAL LONG-TERM INVESTMENTS (cost $1,523,791,164)					2,236,328,560

SEE NOTES TO FINANCIAL STATEMENTS.

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 17.9%				Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS — 17.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $102,068,746)(m)(Note 4)				10,662,349	$99,053,225
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $340,448,347; includes $33,764,573 of cash collateral for securities on loan)(m)(n)(Note 4)				340,448,347	340,448,347

TOTAL AFFILIATED MUTUAL FUNDS (cost $442,517,093)					439,501,572

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(j) (cost $2,593,568)	0.266%	(o)	09/15/16	2,595	2,593,884

TOTAL SHORT-TERM INVESTMENTS (cost $445,110,661) (Note 3)					442,095,456

TOTAL INVESTMENTS — 108.2% (cost $1,968,901,825)					2,678,424,016
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (8.2)%					(203,671,707)

NET ASSETS — 100.0%					$2,474,752,309

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,118,479; cash collateral of $33,764,573 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,297,102 and 0.5% of net assets.

(e)	Interest rate not available as of June 30, 2016.

(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $3,540,288. The aggregate value of $3,478,473 is approximately 0.1% of net assets.

(g)	Represents issuer in default on interest payments and/or principal re-payments; non-income producing security. Such securities may be post maturity.

(h)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

(i)	Represents a Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(j)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(k)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $42,000,000 is approximately 1.7% of net assets.

(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Rate quoted represents yield-to-maturity as of purchase date.

SEE NOTES TO FINANCIAL STATEMENTS.

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
226	2 Year U.S. Treasury Notes	Sep. 2016	$49,245,435	$49,568,156	$322,721
637	5 Year U.S. Treasury Notes	Sep. 2016	76,830,373	77,818,508	988,135
377	10 Year U.S. Treasury Notes	Sep. 2016	48,764,215	50,135,110	1,370,895
439	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	77,708,553	81,818,625	4,110,072
15	Mini MSCI EAFE Index	Sep. 2016	1,214,085	1,211,400	(2,685)
86	S&P 500 E-Mini Index	Sep. 2016	8,886,580	8,987,860	101,280
74	S&P 500 Index	Sep. 2016	38,512,002	38,668,700	156,698

					7,047,116

Short Position:
488	20 Year U.S. Treasury Bonds	Sep. 2016	79,284,053	84,103,750	(4,819,697)

					$2,227,419

A U.S. Treasury Obligation with a market value of $2,593,884 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation, including those sold and pending settlement, with a combined market value of $1,994,325 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,270	07/11/18	0.947%	3 Month LIBOR(2)	$155	$(9,512)	$(9,667)
21,290	01/06/21	1.750%	3 Month LIBOR(1)	190	766,073	765,883
16,455	05/31/22	2.200%	3 Month LIBOR(1)	(33,360)	(1,085,054)	(1,051,694)
7,020	05/31/22	2.217%	3 Month LIBOR(1)	188	(469,783)	(469,971)
20,465	11/30/22	1.850%	3 Month LIBOR(1)	261	(950,826)	(951,087)
6,240	11/30/22	1.982%	3 Month LIBOR(1)	184	(341,839)	(342,023)
1,900	12/31/22	1.405%	3 Month LIBOR(2)	160	(35,035)	(35,195)
1,500	12/31/22	1.406%	3 Month LIBOR(2)	158	(27,800)	(27,958)
2,900	12/31/22	1.409%	3 Month LIBOR(2)	166	(54,204)	(54,370)
700	12/31/22	1.412%	3 Month LIBOR(2)	154	(13,204)	(13,358)
1,000	12/31/22	1.495%	3 Month LIBOR(2)	156	(24,183)	(24,339)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	(440,194)	(440,384)
26,340	01/08/26	2.210%	3 Month LIBOR(1)	283	(2,084,880)	(2,085,163)

				$(31,115)	$(4,770,441)	$(4,739,326)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
General Motors Co.	06/20/19	5.000%	3,310	1.179%	$372,607	$366,410	$(6,197)
General Motors Co.	06/20/21	5.000%	1,180	1.819%	177,632	174,193	(3,439)

					$550,239	$540,603	$(9,636)

SEE NOTES TO FINANCIAL STATEMENTS.

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,537)	$(472,746)	$524,791

A U.S. Treasury Obligation, including those sold and pending settlement, with a market value of $8,367,735 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$112,192	$—	$112,192
Deutsche Bank AG	09/08/16	2,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	141,566	—	141,566
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	32,018	—	32,018
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	44,400	—	44,400

				$330,176	$—	$330,176

(1)	Upfront/ recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

SEE NOTES TO FINANCIAL STATEMENTS.

A28

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,146,475,873	$44,996,303	$—
Exchange Traded Fund	1,156,718	—	—
Preferred Stocks	1,326,600	440,053	—
Asset-Backed Securities
Collateralized Loan Obligations	—	44,558,829	—
Non-Residential Mortgage-Backed Securities	—	61,587,944	—
Residential Mortgage-Backed Securities	—	14,184,376	—
Bank Loans	—	7,095,933	485,000
Commercial Mortgage-Backed Securities	—	136,945,969	—
Corporate Bonds	—	288,084,208	—
Municipal Bonds	—	13,747,615	—
Non-Corporate Foreign Agencies	—	19,818,128	—
Residential Mortgage-Backed Securities	—	31,729,303	11,812,102
Sovereign Bonds	—	14,655,832	—
U.S. Government Agency Obligations	—	352,300,759	—
U.S. Treasury Obligations	—	47,520,899	—
Affiliated Mutual Funds	439,501,572	—	—
Other Financial Instruments*
Futures Contracts	2,227,419	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(4,739,326)	—
Centrally Cleared Credit Default Swap Agreements	—	515,155	—
OTC Total Return Swap Agreements	—	330,176	—

Total	$1,590,688,182	$1,073,772,156	$12,297,102

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (including 1.4% of collateral for securities on loan)	17.8%
U.S. Government Agency Obligations	14.2
Banks	5.6
Commercial Mortgage-Backed Securities	5.5
Pharmaceuticals	3.3
Oil, Gas & Consumable Fuels	3.0
Non-Residential Mortgage-Backed Securities	2.5
Residential Mortgage-Backed Securities	2.4
Insurance	2.2
Software	2.2
U.S. Treasury Obligations	1.9
Internet Software & Services	1.9
Media	1.9
Collateralized Loan Obligations	1.8
IT Services	1.7
Technology Hardware, Storage & Peripherals	1.7
Real Estate Investment Trusts (REITs)	1.6
Biotechnology	1.5

Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.4
Semiconductors & Semiconductor Equipment	1.3
Health Care Providers & Services	1.3
Beverages	1.2
Specialty Retail	1.2
Industrial Conglomerates	1.2
Aerospace & Defense	1.2
Chemicals	1.2
Health Care Equipment & Supplies	1.1
Food & Staples Retailing	1.1
Electric Utilities	1.1
Internet & Catalog Retail	1.0
Household Products	1.0
Capital Markets	1.0
Food Products	0.9
Tobacco	0.9
Hotels, Restaurants & Leisure	0.8
Non-Corporate Foreign Agencies	0.8

SEE NOTES TO FINANCIAL STATEMENTS.

A29

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Electric	0.6%
Telecommunications	0.6
Machinery	0.6
Sovereign Bonds	0.6
Multi-Utilities	0.6
Healthcare-Services	0.6
Municipal Bonds	0.6
Energy Equipment & Services	0.5
Oil & Gas	0.5
Communications Equipment	0.5
Airlines	0.4
Textiles, Apparel & Luxury Goods	0.4
Road & Rail	0.4
Air Freight & Logistics	0.3
Auto Manufacturers	0.3
Healthcare-Products	0.3
Consumer Finance	0.3
Retail	0.3
Automobiles	0.3
Multiline Retail	0.3
Life Sciences Tools & Services	0.3
Electrical Equipment	0.3
Household Durables	0.3
Pipelines	0.2
Lodging	0.2
Computers	0.2
Commercial Services & Supplies	0.2
Metals & Mining	0.2
Agriculture	0.2
Auto Components	0.2

Electronic Equipment, Instruments & Components	0.2%
Technology	0.2
Containers & Packaging	0.2
Professional Services	0.2
Transportation	0.1
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Commercial Services	0.1
Trading Companies & Distributors	0.1
Multi-National	0.1
Mining	0.1
Housewares	0.1
Oil & Gas Services	0.1
Forest Products & Paper	0.1
Food	0.1
Packaging & Containers	0.1
Building Products	0.1
Construction & Engineering	0.1
Construction Materials	0.1
Personal Products	0.1
Distributors	0.1
Leisure Products	0.1
Real Estate Management & Development	0.1
Semiconductors	0.1
Savings & Loans	0.1
Healthcare & Pharmaceutical	0.1
Building Materials	0.1

108.2
Liabilities in excess of other assets	(8.2)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$524,791	*	Due from/to broker — variation margin swaps	$9,636	*
Equity contracts	Due from/to broker — variation margin futures	257,978	*	Due from/to broker — variation margin futures	2,685	*
Interest rate contracts	Due from/to broker — variation margin futures	6,791,823	*	Due from/to broker — variation margin futures	4,819,697	*
Interest rate contracts	Due from/to broker — variation margin swaps	765,883	*	Due from/to broker — variation margin swaps	5,505,209	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	330,176		—	—

Total		$8,670,651			$10,337,227

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

SEE NOTES TO FINANCIAL STATEMENTS.

A30

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(360,735)	$(360,735)
Equity contracts	—	—	1,887,029	—	1,887,029
Interest rate contracts	(630,007)	(448,004)	2,513,727	(364,215)	1,071,501

Total	$(630,007)	$(448,004)	$4,400,756	$(724,950)	$2,597,795

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(53,516)	$(53,516)
Equity contracts	(34)	—	—	(10,410)	—	(10,444)
Interest rate contracts	—	300,971	(177,697)	1,680,464	(3,175,584)	(1,371,846)

Total	$(34)	$300,971	$(177,697)	$1,670,054	$(3,229,100)	$(1,435,806)

*	Included in net change in unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Positions(3)
$146,237	$320,433	$330,868,831	$94,346,179

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements—Buy Protection(2)	Credit Default Swap Agreements—Sell Protection(2)	Total Return Swap Agreements(2)
$153,911	$53,000	$4,257	$4,000

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$330,176	$—	$—	$330,176

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A31

CONSERVATIVE BALANCED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $33,118,479:
Unaffiliated investments (cost $1,526,384,732)	$2,238,922,444
Affiliated investments (cost $442,517,093)	439,501,572
Cash	772
Foreign currency, at value (cost $359,816)	360,387
Receivable for investments sold	138,309,576
Dividends and interest receivable	7,317,312
Tax reclaim receivable	589,230
Due from broker—variation margin futures	548,084
Unrealized appreciation on OTC swap agreements	330,176
Receivable for Series shares sold	1,747
Prepaid expenses	2,782

Total Assets	2,825,884,082

LIABILITIES
Payable for investments purchased	315,288,707
Payable to broker for collateral for securities on loan	33,764,573
Management fee payable	1,123,197
Payable for Series shares repurchased	653,651
Accrued expenses and other liabilities	284,642
Due to broker—variation margin swaps	10,692
Due to broker—variation margin futures	5,331
Affiliated transfer agent fee payable	980

Total Liabilities	351,131,773

NET ASSETS	$2,474,752,309

Net assets were comprised of:
Paid-in capital	$1,227,894,020
Retained earnings	1,246,858,289

Net assets, June 30, 2016	$2,474,752,309

Net asset value and redemption price per share $2,474,752,309 / 105,367,108 outstanding shares of beneficial interest	$23.49

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax of $275,980, of which $4,550 is reimbursable by an affiliate)	$14,720,824
Interest income	13,759,708
Affiliated dividend income	1,514,205
Affiliated income from securities lending, net	223,963

Total income	30,218,700

EXPENSES
Management fee	6,809,094
Custodian and accounting fees	211,000
Shareholders’ reports	114,000
Audit fee	22,000
Trustees’ fees	16,000
Insurance expenses	16,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	28,871

Total expenses	7,229,965

NET INVESTMENT INCOME (LOSS)	22,988,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	18,735,853
Futures transactions	4,400,756
Options written transactions	(448,004)
Swap agreement transactions	(724,950)
Foreign currency transactions	(29,372)

21,934,283

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $212,304)	55,984,303
Futures	1,670,054
Options written	(177,697)
Swap agreements	(3,229,100)
Foreign currencies	12,567

54,260,127

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	76,194,410

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,183,145

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$22,988,735	$42,958,646
Net realized gain (loss) on investment and foreign currency transactions	21,934,283	125,966,448
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	54,260,127	(158,615,573)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,183,145	10,309,521

SERIES SHARE TRANSACTIONS
Series shares sold [193,802 and 6,321,083 shares, respectively]	4,372,416	143,898,043
Series shares repurchased [8,137,670 and 7,700,902 shares, respectively]	(185,373,719)	(174,291,543)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(181,001,303)	(30,393,500)

Capital Contributions (Note 4)	2,299,220	—

TOTAL INCREASE (DECREASE)	(79,518,938)	(20,083,979)
NET ASSETS:
Beginning of period	2,554,271,247	2,574,355,226

End of period	$2,474,752,309	$2,554,271,247

SEE NOTES TO FINANCIAL STATEMENTS.

A32

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 89.8% ASSET-BACKED SECURITIES — 11.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 4.2%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.078%	(a)	07/15/26	500	$493,932
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(a)	04/20/25	3,300	3,265,795
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(a)	10/15/26	1,750	1,740,521
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.093%	(a)	07/17/26	1,000	996,959
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.035%	(a)	10/22/25	1,300	1,286,536
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(a)	10/17/26	2,750	2,736,238
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	2.878%	(a)	10/15/25	1,000	996,656
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(a)	07/15/24	900	889,900
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.234%	(a)	10/20/26	1,250	1,244,194
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.108%	(a)	01/15/26	700	694,176
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(a)	04/17/25	2,600	2,559,760
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.094%	(a)	07/27/26	250	249,324
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.078%	(a)	07/15/26	1,500	1,471,922
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104%	(a)	01/20/26	2,500	2,487,537
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(a)	01/17/26	1,250	1,238,424
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(a)	04/15/27	2,250	2,232,595
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.178%	(a)	07/15/26	250	246,001
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108%	(a)	04/15/26	250	249,515
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.134%	(a)	07/20/27	1,000	990,867
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.198%	(a)	10/25/26	4,375	4,345,734
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	701,380
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(a)	05/07/26	1,250	1,247,969
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(a)	04/15/25	7,300	7,178,221
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.994%	(a)	10/20/26	750	739,512
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.083%	(a)	01/18/26	3,300	3,282,828
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(a)	07/15/25	300	296,949
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(a)	04/15/24	4,200	4,152,574

					48,016,019

Non-Residential Mortgage-Backed Securities — 2.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	2,500	2,581,542
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	3,200	3,269,632
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	1,600	1,644,132

SEE NOTES TO FINANCIAL STATEMENTS.

A33

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Non-Residential Mortgage-Backed Securities (continued)
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,409	$1,435,211
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,098,787
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	1,100	1,057,838
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	2,500	2,555,709
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	3,600	3,711,948
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,230,758

					25,585,557

Residential Mortgage-Backed Securities — 5.4%
ABFC Trust, Series 2004-OPT1, Class M1	1.503%	(a)	08/25/33	1,118	1,058,825
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.353%	(a)	09/25/33	1,199	1,124,116
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-AR1, Class M3	4.953%	(a)	01/25/33	2,037	1,869,251
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.413%	(a)	09/25/34	729	725,490
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.378%	(a)	10/25/31	355	348,147
Argent Securities, Inc., Series 2003-W2, Class M4	3.245%	(a)	09/25/33	2,400	2,204,284
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.278%	(a)	05/25/34	980	930,720
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class A2	1.233%	(a)	10/25/34	1,648	1,599,732
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.687%	(a)	06/15/33	1,022	975,899
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.492%	(a)	01/15/34	178	165,497
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.353%	(a)	08/25/34	1,443	1,358,342
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	3,812	3,807,221
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.353%	(a)	03/25/34	3,220	3,073,991
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.178%	(a)	04/25/34	1,935	1,777,954
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686%		03/25/34	878	893,918
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.703%	(a)	08/25/32	50	44,092
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%		07/25/34	466	439,607
FBR Securitization Trust, Series 2005-2, Class M1	1.173%	(a)	09/25/35	2,267	2,247,833
Fremont Home Loan Trust, Series 2003-B, Class M1	1.503%	(a)	12/25/33	172	164,183
GSAMP Trust, Series 2004-FM1, Class M1	1.428%	(a)	11/25/33	1,472	1,377,253
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.203%	(a)	02/25/34	3,207	3,026,194
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.233%	(a)	02/25/34	1,756	1,670,832
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.653%	(a)	08/25/35	489	463,132
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.973%	(a)	06/25/35	1,320	1,266,177
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(a)	05/25/33	961	909,325
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.473%	(a)	10/25/33	695	648,720
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(a)	12/27/33	589	568,223
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.323%	(a)	11/25/34	3,688	3,339,642

SEE NOTES TO FINANCIAL STATEMENTS.

A34

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.383%	(a)	06/25/34		1,715	$1,658,310
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.368%	(a)	07/25/34		1,339	1,276,829
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.578%	(a)	10/25/33		2,398	2,304,217
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.218%	(a)	02/25/35		2,718	2,466,673
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34		931	962,369
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.578%	(a)	12/25/32		165	152,485
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.233%	(a)	02/25/34		2,637	2,450,615
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.218%	(a)	02/25/35		1,038	954,573
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	1.158%	(a)	03/25/34		2,149	1,958,527
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.653%	(a)	08/25/34		1,400	1,231,284
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		2,716	2,716,024
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45		5,450	5,431,286

						61,641,792

TOTAL ASSET-BACKED SECURITIES (cost $129,437,108)						135,243,368

BANK LOANS(a) — 3.4%
Aerospace & Defense — 0.2%
TransDigm, Inc.	3.750%		05/16/22		1,976	1,949,029

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		581	581,167
Chrysler Group LLC	3.500%		05/24/17		778	777,308

						1,358,475

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%		02/01/20		636	634,743
MacDermid, Inc.	5.500%		06/07/20		1,042	1,025,625

						1,660,368

Consumer — 0.1%
Generac Power Systems, Inc.	3.500%		05/31/20		1,575	1,560,234

Diversified Manufacturing — 0.1%
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	900	993,785

Gaming — 0.1%
CCM Merger, Inc.	4.500%		08/06/21		1,547	1,545,494

Healthcare & Pharmaceutical — 0.6%
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,498	1,479,584
Ortho Clinical Diagnostics	4.750%		06/30/21		491	462,184
RPI Finance Trust	3.500%		11/09/20		1,679	1,678,097
Select Med Corp.(b)	6.000%		03/03/21		1,546	1,542,260
Valeant Pharmaceuticals International, Inc.	5.000%		04/01/22		1,096	1,063,341

						6,225,466

Retail — 0.1%
Euro Garages (United Kingdom)	6.091%		01/30/23	GBP	1,000	1,304,632

Retailers — 0.1%
Rite Aid Corp.	4.875%		06/21/21		1,375	1,374,141

Supermarkets — 0.1%
Albertsons LLC	4.500%		08/25/21		858	855,875

Technology — 1.4%
Action Nederland BV	4.500%		02/25/22	EUR	1,100	1,223,782
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23		2,768	2,765,757
BMC Software Finance, Inc.	5.000%		09/10/20		490	434,967

SEE NOTES TO FINANCIAL STATEMENTS.

A35

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

BANK LOANS(a) (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Technology (continued)
Dell International LLC(b)	—%	(c)	12/31/18		2,800	$2,716,000
Dell International LLC	—%	(c)	09/30/23		800	796,889
First Data Corp.	4.452%		03/24/21		2,604	2,593,097
ON Semiconductor Corp.	5.250%		03/31/23		575	577,464
Solera Holdings, Inc.	5.750%		03/03/23		1,097	1,095,878
TransUnion LLC	3.500%		04/09/21		694	686,417
Vantiv LLC	2.406%		06/13/19		1,350	1,335,376
Western Digital Corp.	6.000%		04/29/23	EUR	825	917,551
Western Digital Corp.	6.250%		04/28/23		975	977,133

						16,120,311

Telecommunications — 0.2%
LTS Buyer LLC	4.000%		04/13/20		1,119	1,109,717
SBA Senior Finance II LLC	3.250%		03/24/21		1,127	1,114,008

						2,223,725

Transportation Services — 0.2%
Scandlines GmbH (Germany)	4.500%		12/03/20	EUR	1,675	1,860,736

TOTAL BANK LOANS (cost $39,709,592)						39,032,271

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	802,512
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(a)	04/10/49		1,342	1,368,464
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%		06/15/49		2,300	2,379,070
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.292%	(a)	12/15/27		5,000	4,953,216
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,472,343
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49		5,200	5,466,476
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49		100	106,116
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	2,061,497
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	4,094,942
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,397,788
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47		3,600	3,938,358
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,223,311
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		2,600	2,847,740
COMM Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50		2,100	2,307,544
COMM Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49		600	655,667
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673%	(a)	09/10/35		3,000	3,032,848
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.795%	(a)	06/25/20		8,989	431,914
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(a)	05/25/22		28,063	1,980,276
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(a)	06/25/22		16,016	1,149,526
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013%	(a)	10/25/22		11,004	494,614
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.946%	(a)	01/25/23		137,994	5,872,921
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.881%	(a)	01/25/25		83,723	4,334,773
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%	(a)	03/25/26		28,050	2,939,637

SEE NOTES TO FINANCIAL STATEMENTS.

A36

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(a)	08/25/16		5,140	$1,124
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(a)	05/25/19		22,079	931,276
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(a)	07/25/19		26,878	1,159,181
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46		4,600	4,819,173
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47		3,200	3,455,919
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47		2,000	2,064,221
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.131%	(a)	02/15/51		132	131,470
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47		4,600	4,806,801
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46		4,600	4,750,679
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class A5	3.914%		01/15/49		3,200	3,570,275
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.021%	(a)	06/12/50		22	22,365
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.886%	(a)	08/15/45		49,908	3,060,181
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48		1,700	1,781,610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46		2,300	2,393,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.104%	(a)	07/15/46		4,800	5,342,723
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46		4,000	4,395,824
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%	(a)	04/15/49		740	743,799
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%		07/05/36		3,400	3,528,306
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46		4,600	4,811,647
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46		3,800	3,977,585
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47		4,238	4,299,509
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.889%	(a)	06/15/49		2,079	2,137,375
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50		4,300	4,647,181

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $127,744,112)						130,143,318

CORPORATE BONDS — 46.7%
Aerospace & Defense — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	1.125%		12/15/21	EUR	700	801,635

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38		873	1,570,478
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18		2,375	2,395,596
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16		515	516,065
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19		895	1,061,114

						5,543,253

Airlines — 0.6%
American Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2016-1, Class AA	3.575%		01/15/28		1,835	1,939,999
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21		1	869

SEE NOTES TO FINANCIAL STATEMENTS.

A37

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Airlines (continued)
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22		1,429	$1,600,334
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21		412	438,234
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22		1,028	1,195,104
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19		429	453,876
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19		474	504,961
United Airlines, Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22		770	816,339

						6,949,716

Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	575	646,085
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	1,250	1,402,800

						2,048,885

Auto Manufacturers — 0.8%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43		1,665	1,762,374
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		2,225	2,252,367
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26		1,095	1,195,355
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23		1,350	1,437,130
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43		1,885	2,093,958
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36		210	240,809

						8,981,993

Auto Parts & Equipment — 0.1%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%		04/01/24	EUR	1,275	1,450,311

Banks — 10.9%
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%	(a)	07/29/49		3,500	3,478,125
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		1,775	2,055,127
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		4,590	4,825,499
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23		4,275	4,399,603
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24		1,150	1,227,387
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24		3,750	4,033,421
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16		1,340	1,340,643
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26		1,735	1,814,699
Bank of America NA, Sub. Notes	5.300%		03/15/17		790	811,304
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26		1,290	1,302,513
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21		3,700	3,890,050
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24		2,400	2,503,886
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17		2,460	2,517,707
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16		700	705,445
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22		1,350	1,373,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19		4,000	4,185,000
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950%	(a)	12/29/49		1,355	1,320,143
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125%	(a)	12/29/49		1,085	1,101,275
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39		2,995	4,671,101
Citigroup, Inc., Sub. Notes	4.450%		09/29/27		1,405	1,447,306
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24		1,050	1,086,295
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700%		05/30/24		1,650	1,640,186
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21		1,790	1,796,161
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26		1,150	1,202,832
Discover Bank, Sub. Notes	7.000%		04/15/20		2,005	2,283,499
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		425	435,227
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%	(a)	12/29/49		1,950	1,928,394

SEE NOTES TO FINANCIAL STATEMENTS.

A38

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Banks (continued)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26		125	$131,563
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		4,200	4,876,032
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		1,355	1,460,006
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,195	2,840,558
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20		2,420	2,761,305
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		440	542,755
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250%	(a)	12/29/49		2,380	2,385,945
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1	7.900%	(a)	12/29/49		6,130	6,252,600
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100%	(a)	10/29/49		1,450	1,495,312
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	2.750%		06/23/20		5,400	5,564,333
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26		3,020	3,104,041
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		500	522,713
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		600	653,970
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27		420	444,374
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45		715	785,054
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21		1,155	1,299,286
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20		2,650	2,964,486
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		1,125	1,132,984
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	(a)	07/29/49		975	936,000
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		1,920	2,189,078
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23		1,535	1,625,834
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		4,035	4,121,260
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		2,080	2,375,100
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,635	2,923,554
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26		750	784,588
Northern Trust Corp., Sub. Notes	3.950%		10/30/25		2,725	3,042,266
People’s United Bank, Sub. Notes	4.000%		07/15/24		550	561,403
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24		975	1,046,029
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20		1,550	1,538,025
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18		3,025	3,170,375
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19		625	638,330

						123,545,612

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		2,130	2,393,541
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46		570	667,950
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		375	392,215
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		1,250	1,303,125

						4,756,831

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51		2,948	3,080,109

Building Materials — 0.5%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		1,200	1,320,000
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	998,779
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(e)(f)	5.375%		11/15/24		3,000	3,052,500
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24		600	600,000

						5,971,279

Chemicals — 1.7%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		870	901,622
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%		01/15/45		420	450,519
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	533,979
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43		3,000	3,000,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21		1,200	1,264,500
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	620,689

SEE NOTES TO FINANCIAL STATEMENTS.

A39

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	700	$660,138
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	380	412,865
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	300	346,139
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	125	132,371
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	1,002	1,566,797
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	3,550	4,162,311
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	6.750%		09/19/42	1,065	1,086,300
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	465	514,259
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	155	171,914
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23	3,058	3,878,786

					19,703,189

Commercial Services — 1.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	1,375	1,430,853
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., Gtd. Notes, 144A	6.375%		04/01/24	650	643,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(e)(f)	6.700%		06/01/34	920	1,218,908
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(e)(f)	7.000%		10/15/37	770	1,049,028
Hertz Corp. (The), Gtd. Notes(g)	6.750%		04/15/19	1,500	1,531,357
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16	4,750	4,785,625
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	2,000	2,220,000
United Rentals North America, Inc., Gtd. Notes	5.500%		07/15/25	650	640,250
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	2,700	2,882,250

					16,401,771

Computers — 0.7%
Apple, Inc., Sr. Unsec’d. Notes	3.250%		02/23/26	2,260	2,399,162
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	905	927,091
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	770	792,539
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	3,360	3,403,545
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	630	645,158

					8,167,495

Diversified Financial Services — 1.0%
Ally Financial, Inc., Sr. Unsec’d. Notes	4.125%		02/13/22	3,000	2,977,500
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	982	1,011,618
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	619	694,262
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	295	330,549
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	1,400	1,499,750
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	650	645,407
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(h)	6.875%		05/02/18	2,740	191,800
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	1,075	1,088,437
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	950	951,640
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	1,625	1,555,937
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	1.360%	(a)	07/03/33	390	336,417

					11,283,317

Electric — 4.0%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25	5,000	5,012,500
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	581,604
Calpine Corp., Sr. Unsec’d. Notes	5.375%		01/15/23	800	780,000
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	1,500	1,447,500
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25	1,350	1,312,875
Dominion Resources Inc., Jr. Sub. Notes	4.104%		04/01/21	2,710	2,867,814
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,808,465

SEE NOTES TO FINANCIAL STATEMENTS.

A40

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Electric (continued)
Dynegy, Inc., Gtd. Notes	5.875%	06/01/23		2,400	$2,112,000
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22		2,500	2,412,500
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35		2,325	2,846,728
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26		820	839,056
Enel Finance International NV (Italy), Gtd. Notes, 144A	6.000%	10/07/39		1,450	1,713,510
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17		1,930	2,039,259
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39		1,900	2,087,057
FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	2.750%	03/15/18		1,800	1,822,415
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		400	435,810
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		1,150	1,345,972
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		300	344,068
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		1,345	1,522,478
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		3,263	3,214,055
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%	06/15/43		1,950	2,231,494
South Carolina Electric & Gas Co., First Mortgage	4.600%	06/15/43		2,025	2,291,788
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17		1,947	2,012,521

					45,081,469

Electronics — 0.1%
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	900	1,013,175

Energy – Alternate Sources — 0.1%
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A	5.125%	06/15/21	EUR	1,350	1,473,149

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(e)(f)	5.250%	06/27/29		1,275	507,450

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		425	437,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		1,508	1,492,920
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000%	08/28/20	GBP	1,100	1,500,992

					3,431,662

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20		2,500	2,575,000

Food — 1.1%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21		2,000	2,000,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		1,925	1,944,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(e)(f)	7.250%	06/01/21		1,330	1,376,550
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(e)(f)	5.750%	06/15/25		2,025	1,903,500
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26		1,360	1,371,122
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46		400	423,009
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35		725	831,518
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		725	783,000
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22		1,500	1,537,500

					12,170,449

Food Service
Aramark Corp., Gtd. Notes	5.750%	03/15/20		252	259,560

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		675	800,069
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,000	1,314,814
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18		1,640	1,848,588

					3,963,471

SEE NOTES TO FINANCIAL STATEMENTS.

A41

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Gas — 0.1%
AGL Capital Corp., Gtd. Notes	4.400%		06/01/43		1,050	$1,073,973
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $440,059; purchased 07/22/14)(e)(f)	6.375%		03/30/38		421	418,503

						1,492,476

Healthcare-Products — 0.7%
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%		01/15/19		2,300	2,256,875
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25		3,435	3,744,579
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35		1,358	1,536,088

						7,537,542

Healthcare-Services — 2.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37		1,900	2,577,004
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43		385	401,795
CHS/Community Health Systems, Inc., Gtd. Notes(g)	7.125%		07/15/20		750	695,318
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%		11/15/19		3,400	3,327,750
Cigna Corp., Sr. Unsec’d. Notes	4.375%		12/15/20		745	809,160
Cigna Corp., Sr. Unsec’d. Notes	5.375%		03/15/17		2,125	2,175,290
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41		750	920,285
DaVita HealthCare Partners, Inc., Gtd. Notes	5.000%		05/01/25		500	495,625
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20		2,705	2,779,388
HCA, Inc., Gtd. Notes	5.375%		02/01/25		5,025	5,150,625
HCA, Inc., Gtd. Notes	5.875%		02/15/26		725	752,188
HealthSouth Corp., Gtd. Notes	5.125%		03/15/23		300	294,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22		240	248,251
Select Medical Corp., Gtd. Notes(g)	6.375%		06/01/21		2,600	2,496,000
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, RegS(e)	6.250%		07/01/22	EUR	1,100	1,287,870
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		500	491,250
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.000%		08/01/20		1,570	1,607,288
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42		1,260	1,318,274
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%		06/15/37		760	1,059,906
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37		195	275,660

						29,162,927

Home Builders — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%		07/01/22		2,000	1,890,000
CalAtlantic Group, Inc., Gtd. Notes	6.250%		12/15/21		3,500	3,718,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21		2,175	2,169,562
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20		2,000	2,055,000

						9,833,312

Home Furnishings — 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	5.500%		06/15/26		650	638,625

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26		670	726,314

Insurance — 2.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20		430	478,768
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%		08/01/16		2,475	2,486,633
American International Group, Inc., Sr. Unsec’d. Notes	3.300%		03/01/21		3,960	4,091,096
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		1,075	1,040,002
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23		4,760	4,918,184
Chubb Corp. (The), Gtd. Notes	6.375%	(a)	04/15/37		1,775	1,544,250
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26		740	788,765
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45		115	132,298
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34		1,350	1,620,181

SEE NOTES TO FINANCIAL STATEMENTS.

A42

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	$568,648
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,263,692
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,629,044
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,496,393
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	373,248
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(a)	10/16/44	2,075	2,232,941
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	639,568
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	960,362
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	158,661
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(a)	06/15/37	1,015	931,263
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	3,138,033
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	561,364
XLIT Ltd. (Ireland), Gtd. Notes, Series E	6.500%	(a)	10/29/49	1,880	1,306,600

					32,359,994

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,701,125; purchased 09/29/15-09/30/15)(e)(f)	8.500%		10/15/22	1,550	1,321,375

Lodging — 0.5%
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%		04/01/26	575	600,875
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,376,296
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,325	3,615,938

					5,593,109

Machinery-Diversified — 0.4%
CNH Industrial Capital LLC, Gtd. Notes(g)	4.875%		04/01/21	1,050	1,068,375
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98	1,100	1,253,973
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,960	2,137,023

					4,459,371

Media — 3.6%
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	86,951
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,957,711
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	2,000	2,112,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%		05/01/26	3,300	3,349,500
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		04/01/24	800	830,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%		05/01/27	1,000	1,032,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		12/15/21	700	665,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%		07/15/25	1,500	1,563,750
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	710	840,771
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	855	1,020,888
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	225	267,528
Comcast Corp., Gtd. Notes	3.150%		03/01/26	1,190	1,266,622
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	2,850	2,907,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	495	546,614
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,837	2,395,951
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%		02/01/30	2,250	2,334,375
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,035	1,074,806
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	290	324,665
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%		04/15/22	1,500	1,530,000

SEE NOTES TO FINANCIAL STATEMENTS.

A43

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Media (continued)
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%		03/15/26		775	$790,500
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18		210	224,528
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%		02/15/26		750	1,074,756
TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		475	486,875
Time Warner Cable, Inc., Gtd. Notes	6.750%		07/01/18		2,620	2,872,932
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17		1,440	1,547,608
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%		01/15/25	EUR	1,100	1,227,371
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,191,156; purchased 04/13/15)(e)(f)	5.125%		02/15/25		1,175	1,161,781
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25		1,140	1,128,600
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21		1,035	1,078,987
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		95	78,819
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		475	419,335
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	945	1,292,633
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%		01/15/25	EUR	1,000	1,082,011

						40,573,868

Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%		10/01/24		425	423,937
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750%	(a)	10/19/75		1,730	1,838,125
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		825	849,823
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		820	772,500
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		990	1,020,818

						4,905,203

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		500	549,964
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		740	853,945
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		194	262,379
General Electric Co., Sub. Notes	5.300%		02/11/21		340	394,464
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43		425	524,569
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		625	623,864
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		2,350	2,702,274

						5,911,459

Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%		05/10/19		1,180	1,193,181

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.000%		09/01/23		1,150	1,158,038

Oil & Gas — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(i)	10/10/36		2,000	755,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		340	391,718
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46		645	778,841
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		600	654,034
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		1,650	1,514,093
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,530	1,645,454
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		1,750	1,891,834
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		510	571,054
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		2,525	2,530,050
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%		04/15/21		2,100	2,094,750

						12,827,408

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38		450	583,189

SEE NOTES TO FINANCIAL STATEMENTS.

A44

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Packaging & Containers — 0.6%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,125	$1,345,231
Greif Nevada Holdings, Sr. Unsec’d. Notes, MTN, 144A	7.375%	07/15/21	EUR	1,470	1,902,573
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	2,019,187
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,165	1,231,072

					6,498,063

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,068,787
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,792,455
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		875	911,599
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,670	1,716,294
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		385	404,278
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	546,875
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%	03/01/36		270	298,296
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46		550	619,296
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		2,075	2,324,409
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.125%	04/15/25		450	361,125

					10,043,414

Pipelines — 0.4%
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46		2,900	3,124,243
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		750	748,964
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	539,249

					4,412,456

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,417

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,097,500
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	347,882
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,052,438
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,262,787

					5,760,607

Retail — 0.7%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	949,041
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	4.500%	08/01/23	EUR	1,425	1,648,610
Landry’s, Inc., Gtd. Notes, 144A (original cost $1,704,880; purchased 01/11/16)(e)(f)	9.375%	05/01/20		1,616	1,696,800
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,367,200
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(e)(f)	8.000%	06/15/22		1,350	1,188,000

					7,849,651

Savings & Loans — 0.2%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,724,096

Semiconductors — 0.6%
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,963,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		3,250	3,306,875
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,757,682

					7,028,057

Software — 0.8%
Fidelity National Information Services, Inc., Gtd. Notes	5.000%	10/15/25		1,050	1,191,989
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	4.500%	10/15/22		2,355	2,608,243
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		2,225	2,252,812
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		950	897,161
Infor US, Inc., Sr. Sec’d. Notes, 144A (original cost $1,353,375; purchased 02/03/16)(e)(f)	5.750%	08/15/20		1,350	1,414,125
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,137,971

					9,502,301

SEE NOTES TO FINANCIAL STATEMENTS.

A45

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 2)
Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		235	$288,135
AT&T Corp., Gtd. Notes	8.250%	11/15/31		103	148,139
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,373,144
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	306,898
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		850	871,142
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,555,316
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	528,350
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,410,214
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	762,578
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		800	839,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		1,142	1,179,115
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20		2,016	1,436,400
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,241,500
Sprint Corp., Gtd. Notes	7.625%	02/15/25		500	395,625
T-Mobile USA, Inc., Gtd. Notes	6.500%	01/15/26		1,675	1,767,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%	06/24/19	GBP	950	1,391,808
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48		1,679	1,748,343
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,796	2,827,986
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	800,359
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,555,490
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	220,963

					25,647,630

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	309,807

Transportation — 0.1%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%	02/01/22	EUR	1,300	1,458,911

TOTAL CORPORATE BONDS (cost $507,662,149)					529,682,582

FOREIGN AGENCIES — 1.8%
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%	01/21/18		1,100	1,181,424
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		750	744,988
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25		100	90,470
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		790	798,714
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		1,665	1,819,346
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	4.950%	07/19/22		390	403,946
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21		600	609,927
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%	07/02/18		2,910	3,230,682
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		600	679,866
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20		1,750	1,936,149
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		250	282,494
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		2,500	2,537,500
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		1,500	1,714,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		1,575	1,625,400
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/24/22		1,100	1,124,629
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		1,250	1,263,484

TOTAL FOREIGN AGENCIES (cost $19,512,288)					20,043,519

SEE NOTES TO FINANCIAL STATEMENTS.

A46

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

MUNICIPAL BONDS — 1.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%		10/01/50	1,125	$1,769,895
State of California, General Obligation Unlimited, BABs	7.300%		10/01/39	2,280	3,450,278
State of California, General Obligation Unlimited, BABs	7.625%		03/01/40	725	1,143,702
University of California, Revenue Bonds, BABs	5.770%		05/15/43	1,400	1,887,606

					8,251,481

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%		11/01/50	770	1,122,321

Illinois — 0.2%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%		01/01/40	1,380	1,961,891

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%		01/01/41	1,175	1,786,764
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%		01/01/40	2,050	3,208,947

					4,995,711

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%		06/01/40	695	880,412
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%		12/01/34	450	542,880

					1,423,292

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%		11/15/34	615	840,822

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%		12/01/45	800	1,051,112

Tennessee — 0.2%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%		07/01/43	1,375	1,905,613

TOTAL MUNICIPAL BONDS (cost $14,873,217)					21,552,243

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	241	242,130
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.601%	(a)	08/26/36	3,003	2,769,295
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.774%	(a)	09/25/47	1,175	1,047,526
CSMC, Series 2015-12R, Class 1A1, 144A(b)	2.434%	(a)	10/30/47	1,805	1,800,337
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(j)	1.953%	(a)	02/25/25	531	531,309
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(j)	3.303%	(a)	04/25/28	1,300	1,336,444
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(j)	2.446%	(a)	12/25/28	1,550	1,560,324
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(j)	2.703%	(a)	11/25/28	1,450	1,458,406
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.586%	(a)	01/26/37	3,816	3,658,671
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.586%	(a)	01/26/37	1,400	1,112,184
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.586%	(a)	03/26/37	2,980	2,819,766
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.586%	(a)	03/26/37	700	537,677
Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1	0.668%	(a)	07/19/47	2,416	1,947,369
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A	2.439%	(a)	03/01/21	2,295	2,246,413
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)	2.457%	(a)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)	2.457%	(a)	05/01/20	6,231	6,090,548
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(a)	07/01/20	4,398	4,321,397
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.439%	(a)	08/01/20	3,121	3,063,366
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.457%	(a)	10/01/20	4,598	4,513,257

SEE NOTES TO FINANCIAL STATEMENTS.

A47

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
LSTAR Securities Investment Trust, Series 2015-10, Class A2, 144A(b)	3.939%	(a)	11/01/20		1,500	$1,432,500
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(a)	01/01/21		6,003	5,825,969
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		47	47,040
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(a)	02/25/34		978	967,509
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.707%	(a)	12/25/34		5,534	5,344,278
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.453%	(a)	07/25/32		593	573,254
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20		199	198,131

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $56,281,367)						56,212,019

SOVEREIGN BONDS — 4.0%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		1,060	1,085,836
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		1,175	1,253,137
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	7.500%		04/22/26		500	540,500
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	2,200	2,692,931
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%		02/26/24		1,750	1,827,875
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%		05/06/21		2,250	2,499,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%		01/27/45		600	621,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%		04/30/44		290	319,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%		05/06/21		600	666,600
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(e)	3.800%		08/08/17	JPY	680,000	6,181,669
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	715	899,981
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		2,020	2,084,398
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		436	483,223
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		2,776	3,160,121
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		1,000	1,450,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%		07/08/21	EUR	825	951,401
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	1,625	1,846,765
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%		03/13/20		295	328,065
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%		03/24/17	JPY	170,000	1,682,303
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	2,350	2,816,558
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		462	497,805
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	474,750

SEE NOTES TO FINANCIAL STATEMENTS.

A48

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 2)
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%	(i)	05/31/18		395	$381,869
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	769,743
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, 144A	5.125%		10/15/24		800	799,768
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	5.125%		10/15/24		1,300	1,299,623
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%		10/29/35	EUR	945	1,101,028
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	3.875%		10/29/35	EUR	1,000	1,165,109
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,300	2,590,375
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,475,890
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		200	232,290
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20		1,510	1,712,597

TOTAL SOVEREIGN BONDS (cost $46,842,856)						45,891,960

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.	5.000%		07/01/19		52	53,181
Federal Home Loan Mortgage Corp.	5.500%		10/01/33-06/01/34		1,207	1,383,125
Federal Home Loan Mortgage Corp.	6.000%		11/01/33-06/01/34		776	887,751
Federal Home Loan Mortgage Corp.	6.500%		07/01/32-09/01/32		653	755,000
Federal Home Loan Mortgage Corp.	7.000%		10/01/32		69	74,839
Federal National Mortgage Assoc.	4.000%		05/01/19		40	41,079
Federal National Mortgage Assoc.	4.500%		12/01/18-02/01/35		276	285,924
Federal National Mortgage Assoc.	5.500%		03/01/17-06/01/34		1,296	1,419,019
Federal National Mortgage Assoc.	6.000%		09/01/17-11/01/36		1,502	1,727,989
Federal National Mortgage Assoc.	6.500%		07/01/17-11/01/33		1,171	1,380,437
Federal National Mortgage Assoc.	7.000%		05/01/32-06/01/32		166	191,773
Government National Mortgage Assoc.	5.500%		01/15/33-07/15/35		1,451	1,647,953
Government National Mortgage Assoc.	6.000%		12/15/32-11/15/34		1,776	2,100,365
Government National Mortgage Assoc.	6.500%		09/15/32-11/15/33		1,167	1,338,962
Government National Mortgage Assoc.	7.500%		10/15/25-02/15/26		44	48,576
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		1,720	2,633,845

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,339,467)						15,969,818

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds	2.500%		02/15/46		545	567,502
U.S. Treasury Bonds(k)(l)	2.875%		05/15/43		5,300	5,959,808
U.S. Treasury Notes	1.125%		06/30/21		1,485	1,492,367
U.S. Treasury Notes(k)(l)	1.625%		04/30/23		9,850	10,071,241
U.S. Treasury Notes(k)	2.000%		02/15/25		4,855	5,079,544

TOTAL U.S. TREASURY OBLIGATIONS (cost $22,069,941)						23,170,462

PREFERRED STOCKS — 0.2%					Shares
Banking
Citigroup Capital XIII, 7.008%, (Capital Security, fixed to floating preferred)(a)					45,000	1,173,150
State Street Corp., 5.35%(a)					35,000	939,400

TOTAL PREFERRED STOCKS (cost $2,000,000)						2,112,550

TOTAL LONG-TERM INVESTMENTS (cost $980,472,097)						1,019,054,110

SEE NOTES TO FINANCIAL STATEMENTS.

A49

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 9.4%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $90,945,636)(m)(Note 4)	9,352,846	$86,887,936
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $20,167,181; includes $5,006,241 of cash collateral for securities on loan)(m)(n)(Note 4)	20,167,181	20,167,181

TOTAL SHORT-TERM INVESTMENTS (cost $111,112,817)		107,055,117

TOTAL INVESTMENTS — 99.2% (cost $1,091,584,914)		1,126,109,227
OTHER ASSETS IN EXCESS OF LIABILITIES(o) — 0.8%		8,930,516

NET ASSETS — 100.0%		$1,135,039,743

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,364,275 and 1.3% of net assets.

(c)	Interest rate not available as of June 30, 2016.

(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.

(e)	Indicates a security or securities that have been deemed illiquid.

(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $17,478,744. The aggregate value of $16,308,520 is approximately 1.4% of net assets.

(g)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,916,595; cash collateral of $5,006,241 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(h)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Security may be post maturity.

(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(j)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(l)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
3,746	5 Year U.S. Treasury Notes	Sep. 2016	$450,193,881	$457,626,578	$7,432,697
79	10 Year Euro-Bund	Sep. 2016	14,475,509	14,651,515	176,006
1,926	10 Year U.S. Treasury Notes	Sep. 2016	249,229,570	256,127,906	6,898,336
453	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	78,958,703	84,427,875	5,469,172

					19,976,211

SEE NOTES TO FINANCIAL STATEMENTS.

A50

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Positions:
394	2 Year U.S. Treasury Notes	Sep. 2016	$85,876,327	$86,415,281	$(538,954)
8	10 Year U.K. Gilt	Sep. 2016	1,308,253	1,368,425	(60,172)
160	20 Year U.S. Treasury Bonds	Sep. 2016	26,234,835	27,575,000	(1,340,165)
23	30 Year Euro BUXL	Sep. 2016	4,822,547	5,006,858	(184,311)

					(2,123,602)

					$17,852,609

Cash of $1,150,000 and U.S. Treasury obligations with a combined market value of $6,983,526 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Forward foreign currency exchange contracts outstanding at June 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Japanese Yen,
Expiring 07/27/16	Citigroup Global Markets	JPY	15,301	$138,061	$148,294	$10,233
Mexican Peso,
Expiring 07/22/16	JPMorgan Chase	MXN	1,079	57,615	58,881	1,266

				$195,676	$207,175	11,499

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 07/14/16	JPMorgan Chase	AUD	559	$425,963	$416,949	$9,014
British Pound,
Expiring 07/27/16	Citigroup Global Markets	GBP	3,932	5,697,390	5,236,164	461,226
Euro,
Expiring 07/27/16	BNP Paribas	EUR	1,250	1,404,859	1,388,608	16,251
Expiring 07/27/16	Deutsche Bank AG	EUR	12,532	14,164,734	13,921,300	243,434
Expiring 07/27/16	JPMorgan Chase	EUR	240	276,286	266,311	9,975
Expiring 07/27/16	JPMorgan Chase	EUR	542	606,494	601,734	4,760
Expiring 07/27/16	UBS AG	EUR	1,344	1,512,395	1,492,488	19,907
Hungarian Forint,
Expiring 07/22/16	Citigroup Global Markets	HUF	219,665	804,635	772,023	32,612
Mexican Peso,
Expiring 07/22/16	Citigroup Global Markets	MXN	17,850	1,025,301	974,310	50,991
Polish Zloty,
Expiring 07/22/16	Citigroup Global Markets	PLN	2,314	610,383	586,176	24,207

				$26,528,440	$25,656,063	872,377

						$883,876

SEE NOTES TO FINANCIAL STATEMENTS.

A51

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	$81,463	$—	$81,463	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	31,453	—	31,453	Deutsche Bank AG
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	41,668	—	41,668	Hong Kong & Shanghai Bank

					$154,584	$—	$154,584

Notional Amount (000)#		Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	8,050	08/04/16	0.078%		1 Day EUROIS(1)	$4,792	$(28,739)	$(33,531)
EUR	8,000	08/01/19	0.346%		1 Day EUROIS(1)	(132,893)	(276,935)	(144,042)
EUR	7,020	06/28/20	(0.458%	)	1 Day EUROIS(1)	168	2,424	2,256
EUR	2,150	06/20/24	(0.050%	)	1 Day EUROIS(1)	(266)	(8,901)	(8,635)
EUR	2,000	07/28/25	0.780%		1 Day EUROIS(1)	(1,907)	(176,732)	(174,825)
EUR	3,900	02/23/26	0.324%		1 Day EUROIS(1)	(810)	(111,351)	(110,541)
EUR	6,810	05/09/31	1.587%		6 Month EURIBOR(2)	607	169,227	168,620
EUR	1,750	06/29/31	0.678%		6 Month EURIBOR(2)	186	(20,911)	(21,097)
EUR	705	03/04/36	0.865%		1 Day EUROIS(1)	(284)	(38,982)	(38,698)
EUR	550	04/11/36	0.962%		6 Month EURIBOR(1)	(5)	(12,152)	(12,147)
EUR	4,290	05/09/46	1.357%		6 Month EURIBOR(1)	36	(203,324)	(203,360)
EUR	940	06/29/46	0.792%		6 Month EURIBOR(1)	196	23,895	23,699
GBP	1,950	02/23/21	0.639%		1 Day GBP OIS(1)	571	(56,276)	(56,847)
GBP	885	09/07/25	1.477%		6 Month GBP LIBOR(2)	32	56,614	56,582
MXN	112,800	02/09/18	4.630%		28 Day Mexican Interbank Rate(2)	(8,795)	(32,568)	(23,773)
MXN	70,000	04/18/19	5.480%		28 Day Mexican Interbank Rate(2)	(36,283)	30,280	66,563
MXN	48,200	05/25/22	6.370%		28 Day Mexican Interbank Rate(2)	(47,258)	98,295	145,553
MXN	38,000	08/13/24	6.120%		28 Day Mexican Interbank Rate(2)	(8,237)	29,958	38,195
MXN	38,100	12/27/24	5.795%		28 Day Mexican Interbank Rate(2)	8,681	(22,413)	(31,094)
MXN	13,900	07/27/34	6.720%		28 Day Mexican Interbank Rate(2)	941	7,490	6,549
	1,575	03/11/20	1.824%		3 Month LIBOR(1)	28	(55,029)	(55,057)
	135,870	12/31/21	1.787%		3 Month LIBOR(1)	(151,223)	(5,586,807)	(5,435,584)
	17,000	12/31/21	1.850%		3 Month LIBOR(1)	242	(757,435)	(757,677)
	51,250	05/31/22	1.741%		3 Month LIBOR(1)	375,423	(2,013,094)	(2,388,517)
	29,120	05/31/22	2.237%		3 Month LIBOR(1)	(77,974)	(1,982,119)	(1,904,145)
	22,700	08/31/22	1.788%		3 Month LIBOR(1)	273	(968,014)	(968,287)
	87,900	08/31/22	2.013%		3 Month LIBOR(1)	(161,643)	(4,946,642)	(4,784,999)
	12,360	11/30/22	1.982%		3 Month LIBOR(1)	217	(677,104)	(677,321)
	5,800	12/31/22	1.405%		3 Month LIBOR(1)	181	(106,950)	(107,131)
	4,400	12/31/22	1.406%		3 Month LIBOR(1)	174	(81,546)	(81,720)
	8,700	12/31/22	1.409%		3 Month LIBOR(1)	197	(162,613)	(162,810)
	2,400	12/31/22	1.412%		3 Month LIBOR(1)	163	(45,271)	(45,434)
	12,100	12/31/22	1.416%		3 Month LIBOR(1)	216	(231,633)	(231,849)
	4,850	12/31/22	1.495%		3 Month LIBOR(1)	177	(117,288)	(117,465)
	10,495	05/31/23	1.394%		3 Month LIBOR(1)	207	(150,775)	(150,982)
	10,495	05/31/23	1.395%		3 Month LIBOR(1)	208	(151,519)	(151,727)
	20,990	05/31/23	1.399%		3 Month LIBOR(1)	(2,291)	(308,228)	(305,937)
	10,290	05/31/23	1.513%		3 Month LIBOR(1)	206	(227,497)	(227,703)
	19,980	05/31/23	1.578%		3 Month LIBOR(1)	(18,314)	(526,851)	(508,537)
	3,950	05/31/23	1.584%		3 Month LIBOR(1)	172	(105,562)	(105,734)
ZAR	63,800	08/26/20	7.855%		3 Month JIBAR(2)	(14,698)	4,757	19,455
ZAR	20,000	10/22/23	7.625%		3 Month JIBAR(2)	3,049	(38,148)	(41,197)
ZAR	38,300	11/14/23	8.190%		3 Month JIBAR(2)	(36,838)	7,289	44,127
ZAR	1,800	01/12/25	7.430%		3 Month JIBAR(2)	921	(6,199)	(7,120)

SEE NOTES TO FINANCIAL STATEMENTS.

A52

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Interest rate swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements (continued):
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	$27,681	$(49,332)	$(77,013)
ZAR	8,100	01/11/26	9.330%	3 Month JIBAR(2)	513	37,039	36,526
ZAR	8,300	01/11/26	9.330%	3 Month JIBAR(2)	525	37,954	37,429

					$(272,736)	$(19,779,718)	$(19,506,982)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
Citigroup, Inc.	06/20/18	5.000%	5,450	1.726%	$348,357	$343,372	$(4,985)
General Motors Co.	06/20/19	5.000%	3,640	1.166%	409,756	402,941	(6,815)
General Motors Co.	06/20/21	5.000%	1,300	1.777%	195,696	191,907	(3,789)

					$953,809	$938,220	$(15,589)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(3)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	13,900	$(298,850)	$(447,406)	$(148,556)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b):
Ameriquest Home Equity	07/29/16	1.500%	177	$7	$—	$7	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	149	6	—	6	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	225	9	—	9	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	252	11	—	11	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	135	6	—	6	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	310	13	—	13	Goldman Sachs & Co.
Ameriquest Home Equity	07/29/16	1.500%	547	23	—	23	Goldman Sachs & Co.
Bank of America Prime Mortgage	07/29/16	1.500%	800	33	—	33	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/29/16	1.500%	503	21	—	21	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	07/29/16	1.500%	154	6	—	6	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	635	26	—	26	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	449	19	—	19	Goldman Sachs & Co.
Chase Mortgage	07/29/16	1.500%	176	7	—	7	Goldman Sachs & Co.
Citibank Mortgage	07/29/16	1.500%	195	8	—	8	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	42	57	—	57	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	07/22/16	1.500%	337	449	—	449	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	166	7	—	7	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust	07/29/16	1.500%	160	7	—	7	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	116	155	—	155	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	52	69	—	69	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	56	75	—	75	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	718	957	—	957	Goldman Sachs & Co.

SEE NOTES TO FINANCIAL STATEMENTS.

A53

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b) (continued):
COMM Mortgage Trust	07/22/16	1.500%	465	$620	$—	$620	Goldman Sachs & Co.
COMM Mortgage Trust	07/22/16	1.500%	433	577	—	577	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	07/22/16	1.500%	93	124	—	124	Goldman Sachs & Co.
Countrywide Home Equity	07/29/16	1.500%	421	18	—	18	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	446	573	—	573	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	1,501	1,933	—	1,933	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	07/01/16	1.500%	127	163	—	163	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	130	173	—	173	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	373	498	—	498	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	213	283	—	283	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	254	338	—	338	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	1,334	1,779	—	1,779	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	107	142	—	142	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	88	118	—	118	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	157	210	—	210	Goldman Sachs & Co.
GS Mortgage Securities Trust	07/22/16	1.500%	429	571	—	571	Goldman Sachs & Co.
GSAMP Home Equity	07/29/16	1.500%	219	9	—	9	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	07/22/16	1.500%	222	296	—	296	Goldman Sachs & Co.
Lehman Home Equity	07/29/16	1.500%	479	20	—	20	Goldman Sachs & Co.
LNR CDO Ltd.	07/11/16	1.500%	2,304	3,104	—	3,104	Goldman Sachs & Co.
Long Beach Home Equity	07/29/16	1.500%	329	14	—	14	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	98	130	—	130	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	84	112	—	112	Goldman Sachs & Co.
Morgan Stanley BAML Trust	07/22/16	1.500%	452	602	—	602	Goldman Sachs & Co.
Morgan Stanley Home Equity	07/29/16	1.500%	303	13	—	13	Goldman Sachs & Co.
New Century Home Equity	07/29/16	1.500%	366	15	—	15	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	918	38	—	38	Goldman Sachs & Co.
Option One Home Equity	07/29/16	1.500%	407	17	—	17	Goldman Sachs & Co.
Wells Fargo Home Equity	07/29/16	1.500%	115	5	—	5	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	61	81	—	81	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	07/22/16	1.500%	856	1,141	—	1,141	Goldman Sachs & Co.
WMC Home Equity	07/29/16	1.500%	560	23	—	23	Goldman Sachs & Co.

				$15,711	$—	$15,711

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.307%	$(220,336)	$—	$(220,336)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.359%	(8,373)	229,661	(238,034)	JPMorgan Chase

					$(228,709)	$229,661	$(458,370)

SEE NOTES TO FINANCIAL STATEMENTS.

A54

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Credit default swap agreements outstanding at June 30, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	9,755	1.022%	$(6,568)	$(18,430)	$11,862	JPMorgan Chase
Petroleo Brasileriro SA	06/20/18	1.000%	2,250	4.242%	(137,789)	(172,518)	34,729	Morgan Stanley
Republic of Italy	09/20/20	1.000%	9,680	1.413%	(158,410)	44,911	(203,321)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	2,000	1.413%	(32,729)	5,761	(38,490)	JPMorgan Chase

					$(335,496)	$(140,276)	$(195,220)

Cash of $8,201,000 and U.S. Treasury obligations with a combined market value of $14,121,835 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$17,935	$—	$17,935
278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	12,995	—	12,995
1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	383,720	10,186	373,534
5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	56,916	—	56,916

SEE NOTES TO FINANCIAL STATEMENTS.

A55

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Currency swap agreements outstanding at June 30, 2016 (continued):

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	OTC currency swap agreements (continued):
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	$157,808	$—	$157,808
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps		2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	317,983	—	317,983
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps		8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	1,291,059	—	1,291,059
	13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	455,554	—	455,554
	1,003	3 Month LIBOR	EUR	900	(0.613)%	JPMorgan Chase	02/22/20	1,721	—	1,721
	2,348	3 Month LIBOR	JPY	264,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	8,331	—	8,331
	17,098	3 Month LIBOR	JPY	1,920,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	56,709	—	56,709
	719	3 Month LIBOR	EUR	640	(0.443)%	JPMorgan Chase	08/22/21	1,982	—	1,982
	2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(372,374)	—	(372,374)
	8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	(1,531,965)	—	(1,531,965)

								$858,374	$10,186	$848,188

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$168,941	$—	$168,941
Deutsche Bank AG	09/08/16	2,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	133,692	—	133,692
Deutsche Bank AG	09/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	52,811	—	52,811
Deutsche Bank AG	09/08/16	1,200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	37,953	—	37,953
Credit Suisse First Boston Corp.	01/12/41	6,054	Pay variable payments based on 1 Month LIBOR and receives fixed payments based on the IOS.FN30.450.10 Index	(69,876)	(17,336)	(52,540)

				$323,521	$(17,336)	$340,857

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.

SEE NOTES TO FINANCIAL STATEMENTS.

A56

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$48,016,019	$—
Non-Residential Mortgage-Backed Securities	—	25,585,557	—
Residential Mortgage-Backed Securities	—	61,641,792	—
Bank Loans	—	34,774,011	4,258,260
Commercial Mortgage-Backed Securities	—	130,143,318	—
Corporate Bonds	—	529,682,582	—
Foreign Agencies	—	20,043,519	—
Municipal Bonds	—	21,552,243	—
Residential Mortgage-Backed Securities	—	46,121,715	10,090,304
Sovereign Bonds	—	45,891,960	—
U.S. Government Agency Obligations	—	15,969,818	—
U.S. Treasury Obligations	—	23,170,462	—
Preferred Stocks	2,112,550	—	—
Affiliated Mutual Funds	107,055,117	—	—
Other Financial Instruments*
Futures Contracts	17,852,609	—	—
OTC Forward Foreign Currency Exchange Contracts	—	883,876	—
Centrally Cleared Interest Rate Swap Agreements	—	(19,506,982)	—
OTC Interest Rate Swap Agreements	—	154,584	—
Centrally Cleared Credit Default Swap Agreements	—	(164,145)	—
OTC Credit Default Swap Agreements	—	(564,205)	15,711
OTC Currency Swap Agreements	—	858,374	—
OTC Total Return Swap Agreements	—	323,521	—

Total	$127,020,276	$984,578,019	$14,364,275

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Credit Default Swaps
Balance as of 12/31/15	$—	$18,076,943	$2,839
Realized gain (loss)	74	30,513	—
Change in unrealized appreciation (depreciation)**	25,516	(56,938)	12,872
Purchases	4,235,000	595,239	—
Sales	(3,875)	(3,752,298)	—
Accrued discount/premium	1,545	11,765	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(4,814,920)	—

Balance as of 06/30/16	$4,258,260	$10,090,304	$15,711

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

**	Of which, $(15,710) was relating to securities held at the reporting period end.

SEE NOTES TO FINANCIAL STATEMENTS.

A57

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of June 30, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$4,258,260	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	15,711	Model Pricing	Discretionary Volatility Factor and/or Discount Rate
Residential Mortgage-Backed Securities	10,090,304	Market Approach	Single Broker Indicative Quote

	$14,364,275

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	4,814,920	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Commercial Mortgage-Backed Securities	11.5%
Banks	10.9
Residential Mortgage-Backed Securities	10.4
Affiliated Mutual Funds (including 0.4% of collateral for securities on loan)	9.4
Collateralized Loan Obligations	4.2
Sovereign Bonds	4.0
Electric	4.0
Media	3.6
Insurance	2.9
Healthcare-Services	2.6
Telecommunications	2.5
Non-Residential Mortgage-Backed Securities	2.3
U.S. Treasury Obligations	2.0
Municipal Bonds	1.9
Chemicals	1.8
Foreign Agencies	1.8
Commercial Services	1.4
Technology	1.4
U.S. Government Agency Obligations	1.4
Oil & Gas	1.1
Food	1.1
Diversified Financial Services	1.0
Pharmaceuticals	0.9
Home Builders	0.9
Software	0.8
Retail	0.8
Auto Manufacturers	0.8
Computers	0.7
Healthcare-Products	0.7
Semiconductors	0.6
Airlines	0.6
Packaging & Containers	0.6
Healthcare & Pharmaceutical	0.6
Building Materials	0.5
Miscellaneous Manufacturing	0.5
Real Estate Investment Trusts (REITs)	0.5

Lodging	0.5%
Agriculture	0.5
Mining	0.4
Beverages	0.4
Machinery-Diversified	0.4
Pipelines	0.4
Forest Products & Paper	0.3
Entertainment	0.3
Biotechnology	0.3
Aerospace & Defense	0.3
Environmental Control	0.2
Banking	0.2
Apparel	0.2
Transportation Services	0.2
Savings & Loans	0.2
Consumer	0.1
Gaming	0.1
Gas	0.1
Energy – Alternate Sources	0.1
Transportation	0.1
Auto Parts & Equipment	0.1
Retailers	0.1
Automotive	0.1
Leisure Time	0.1
Multi-National	0.1
Office & Business Equipment	0.1
Electronics	0.1
Diversified Manufacturing	0.1
Supermarkets	0.1
Housewares	0.1
Home Furnishings	0.1
Oil & Gas Services	0.1

99.2
Other assets in excess of liabilities	0.8

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A58

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	$—		Due from/to broker — variation margin swaps	$164,145	*
Credit contracts	Premiums paid for OTC swap agreements	280,333		Premiums received for OTC swap agreements	190,948
Credit contracts	Unrealized appreciation on OTC swap agreements	62,302		Unrealized depreciation on OTC swap agreements	700,181
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	883,876		—	—
Interest rate contracts	Due from/to broker — variation margin futures	19,976,211	*	Due from/to broker — variation margin futures	2,123,602	*
Interest rate contracts	Due from/to broker — variation margin swaps	645,554	*	Due from/to broker — variation margin swaps	20,152,536	*
Interest rate contracts	Premiums paid for OTC swap agreements	10,186		Premiums received for OTC swap agreements	17,336
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,300,508		Unrealized depreciation on OTC swap agreements	1,956,879

Total		$25,158,970			$25,305,627

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures contracts and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Forward Foreign Currency Exchange Contracts**	Swaps	Total
Credit contracts	$(518,630)	$265,120	$—	$—	$—	$(1,081,499)	$(1,335,009)
Foreign exchange contracts	—	—	—	—	5,848,446	—	5,848,446
Interest rate contracts	158,325	(261,208)	21,473,253	94,614	—	(2,819,103)	18,645,881

Total	$(360,305)	$3,912	$21,473,253	$94,614	$5,848,446	$(3,900,602)	$23,159,318

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Foreign Currency Exchange Contracts**	Swaps	Total
Credit contracts	$357,855	$(209,859)	$—	$—	$599,284	$747,280
Foreign exchange contracts	—	—	—	521,590	—	521,590
Interest rate contracts	428,204	(284,376)	18,430,766	—	(19,101,219)	(526,625)

Total	$786,059	$(494,235)	$18,430,766	$521,590	$(18,501,935)	$742,245

*	Included in net unrealized appreciation (depreciation) on investment transactions in the Statement of Operations.

**	Included in net unrealized appreciation (depreciation) on foreign currency transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A59

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts Long Positions(2)	Futures Contracts Short Positions(2)	Forward Foreign Currency Exchange Contracts—Purchased(3)
$854,359	$231,743	$791,752,840	$114,662,177	$5,861,222

Forward Foreign Currency Exchange Contracts—Sold(3)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements Buy Protection(4)	Credit Default Swap Agreements Sell Protection(4)	Currency Swap Agreements(4)
$24,065,580	$675,683	$22,350	$60,090	$59,493

		Total Return Swap Agreements(4)
		$11,217

(1)	Cost.

(2)	Value at Trade Date.

(3)	Value at Settlement Date.

(4)	Notional Amount in USD (000).

Offsetting of over-the-counter (OTC) derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Barclays Capital Group	$17,935	$—	$—	$17,935
BNP Paribas	16,251	—	—	16,251
Citigroup Global Markets	975,984	—	(975,984)	—
Credit Suisse First Boston Corp.	81,463	(69,876)	(11,587)	—
Deutsche Bank AG	725,200	(220,336)	(271,027)	233,837
Goldman & Sachs Co.	15,711	—	—	15,711
JPMorgan Chase	2,450,549	(2,402,614)	—	47,935
Hong Kong & Shanghai Bank	199,476	—	—	199,476
Morgan Stanley	34,729	(34,729)	—	—
UBS AG	19,907	—	—	19,907

	$4,537,205

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Barclays Capital Group	$—	$—	$—	$—
BNP Paribas	—	—	—	—
Citigroup Global Markets	—	—	—	—
Credit Suisse First Boston Corp.	(69,876)	69,876	—	—
Deutsche Bank AG	(220,336)	220,336	—	—
Goldman & Sachs Co.	—	—	—	—
JPMorgan Chase	(2,402,614)	2,402,614	—	—
Hong Kong & Shanghai Bank	—	—	—	—
Morgan Stanley	(172,518)	34,729	—	(137,789)
UBS AG	—	—	—	—

	$(2,865,344)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A60

DIVERSIFIED BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $4,916,595:
Unaffiliated investments (cost $980,472,097)	$1,019,054,110
Affiliated investments (cost $111,112,817)	107,055,117
Cash	151,250
Foreign currency, at value (cost $423,167)	423,848
Dividends and interest receivable	9,752,458
Deposit with broker for futures and centrally cleared swaps	9,351,000
Unrealized appreciation on OTC swap agreements	3,362,810
Unrealized appreciation on OTC forward foreign currency exchange contracts	883,876
Receivable for investments sold	541,029
Premium paid for OTC swap agreements	290,519
Due from broker—variation margin swaps	55,421
Tax reclaim receivable	52,846
Receivable for Series shares sold	2,770
Prepaid expenses	1,150

Total Assets	1,150,978,204

LIABILITIES
Payable for investments purchased	7,019,595
Payable to broker for collateral for securities on loan	5,006,241
Unrealized depreciation on OTC swap agreements	2,657,060
Management fee payable	370,024
Accrued expenses and other liabilities	252,562
Due to broker—variation margin futures	236,245
Premium received for OTC swap agreements	208,284
Payable for Series shares repurchased	186,075
Deferred trustees’ fees	1,395
Affiliated transfer agent fee payable	980

Total Liabilities	15,938,461

NET ASSETS	$1,135,039,743

Net assets were comprised of:
Paid-in capital	$963,843,504
Retained earnings	171,196,239

Net assets, June 30, 2016	$1,135,039,743

Net asset value and redemption price per share $1,135,039,743 / 91,333,054 outstanding shares of beneficial interest	$12.43

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income (net of foreign withholding taxes of $2,048)	$21,388,480
Affiliated dividend income	676,337
Affiliated income from securities lending, net	80,604
Unaffiliated dividend income	47,225

Total income	22,192,646

EXPENSES
Management fee	2,203,792
Shareholders’ reports	152,000
Custodian and accounting fees	97,000
Audit fee	25,000
Trustees’ fees	10,000
Legal fees and expenses	9,000
Insurance expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	10,359

Total expenses	2,520,151

NET INVESTMENT INCOME (LOSS)	19,672,495

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(2,564,774)
Futures transactions	21,473,253
Options written transactions	3,912
Forward rate agreement transactions	94,614
Swap agreement transactions	(3,900,602)
Foreign currency transactions	7,903

15,114,306

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $186,229)	38,192,225
Futures	18,430,766
Options written	(494,235)
Swap agreements	(18,501,935)
Foreign currencies	526,203

38,153,024

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	53,267,330

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,939,825

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$19,672,495	$37,422,495
Net realized gain (loss) on investment and foreign currency transactions	15,114,306	6,161,154
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	38,153,024	(45,769,143)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	72,939,825	(2,185,494)

SERIES SHARE TRANSACTIONS
Series shares sold [1,233,605 and 8,670,539 shares, respectively]	14,837,897	101,626,083
Series shares repurchased [3,133,673 and 7,014,473 shares, respectively]	(37,652,548)	(82,418,630)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(22,814,651)	19,207,453

Capital Contributions (Note 4)	20,597	—

TOTAL INCREASE (DECREASE)	50,145,771	17,021,959
NET ASSETS:
Beginning of period	1,084,893,972	1,067,872,013

End of period	$1,135,039,743	$1,084,893,972

SEE NOTES TO FINANCIAL STATEMENTS.

A61

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.3%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Boeing Co. (The)	216,936	$28,173,478
United Technologies Corp.	342,940	35,168,497

		63,341,975

Automobiles — 0.5%
Tesla Motors, Inc.*(a)	90,083	19,122,819

Banks — 6.1%
Bank of America Corp.	2,536,469	33,658,944
Citigroup, Inc.	947,408	40,160,625
JPMorgan Chase & Co.	949,886	59,025,916
PNC Financial Services Group, Inc. (The)	385,281	31,358,020
Wells Fargo & Co.	1,106,578	52,374,337

		216,577,842

Beverages — 0.7%
Monster Beverage Corp.*	165,275	26,561,345

Biotechnology — 6.1%
AbbVie, Inc.	316,310	19,582,752
Alexion Pharmaceuticals, Inc.*	253,230	29,567,135
Biogen, Inc.*	49,997	12,090,275
BioMarin Pharmaceutical, Inc.*	252,029	19,607,856
Celgene Corp.*	409,276	40,366,892
Regeneron Pharmaceuticals, Inc.*	68,317	23,858,346
Shire PLC, ADR	384,544	70,786,859

		215,860,115

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The)	224,319	33,329,317
Morgan Stanley	607,206	15,775,212

		49,104,529

Chemicals — 1.2%
Dow Chemical Co. (The)	341,726	16,987,200
FMC Corp.	537,139	24,874,907

		41,862,107

Communications Equipment — 0.3%
Palo Alto Networks, Inc.*	100,725	12,352,914

Consumer Finance — 1.6%
Capital One Financial Corp.	478,764	30,406,302
SLM Corp.*	4,118,457	25,452,064

		55,858,366

Diversified Financial Services — 0.5%
Voya Financial, Inc.	690,597	17,099,182

Electric Utilities — 2.5%
FirstEnergy Corp.	1,070,948	37,386,795
PG&E Corp.	811,534	51,873,253

		89,260,048

Electrical Equipment — 1.0%
Eaton Corp. PLC	584,169	34,892,414

Electronic Equipment, Instruments & Components — 0.8%
Flextronics International Ltd.*	2,332,017	27,517,801

Energy Equipment & Services — 1.5%
Halliburton Co.	1,141,382	51,693,191

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	240,931	$37,835,804
Kroger Co. (The)	758,324	27,898,740

		65,734,544

Food Products — 2.7%
ConAgra Foods, Inc.	924,110	44,181,699
Mondelez International, Inc. (Class A Stock)	1,137,174	51,752,789

		95,934,488

Health Care Equipment & Supplies — 0.9%
Zimmer Biomet Holdings, Inc.	269,499	32,442,290

Health Care Providers & Services — 0.9%
Laboratory Corp. of America Holdings*	239,850	31,245,259

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	776,610	34,326,162
Marriott International, Inc. (Class A Stock)(a)	621,251	41,288,341
McDonald’s Corp.	247,546	29,789,686
Starbucks Corp.	602,807	34,432,336

		139,836,525

Household Products — 1.3%
Procter & Gamble Co. (The)	550,472	46,608,464

Industrial Conglomerates — 1.2%
General Electric Co.	1,309,466	41,221,990

Insurance — 2.0%
Chubb Ltd.	344,194	44,989,598
MetLife, Inc.	616,042	24,536,953

		69,526,551

Internet & Catalog Retail — 5.5%
Amazon.com, Inc.*	173,835	124,399,803
Netflix, Inc.*	394,594	36,097,459
Priceline Group, Inc. (The)*	28,086	35,062,843

		195,560,105

Internet Software & Services — 9.7%
Alibaba Group Holding Ltd. (China), ADR*(a)	529,337	42,098,171
Alphabet, Inc. (Class A Stock)*	74,560	52,455,197
Alphabet, Inc. (Class C Stock)*	75,955	52,568,455
eBay, Inc.*	917,680	21,482,889
Facebook, Inc. (Class A Stock)*	992,643	113,439,242
Tencent Holdings Ltd. (China)	2,622,314	60,155,027

		342,198,981

IT Services — 3.1%
MasterCard, Inc. (Class A Stock)	395,716	34,846,751
Visa, Inc. (Class A Stock)(a)	1,029,071	76,326,196

		111,172,947

Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	70,770	9,934,693

Media — 2.0%
Comcast Corp. (Class A Stock)	551,070	35,924,253
Walt Disney Co. (The)	352,973	34,527,819

		70,452,072

SEE NOTES TO FINANCIAL STATEMENTS.

A62

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 1.0%
Target Corp.	495,063	$34,565,299

Oil, Gas & Consumable Fuels — 4.7%
Chevron Corp.	505,812	53,024,272
Noble Energy, Inc.	813,947	29,196,279
Occidental Petroleum Corp.	618,390	46,725,548
Suncor Energy, Inc. (Canada)	1,287,374	35,713,057

		164,659,156

Pharmaceuticals — 8.4%
Allergan PLC*	335,638	77,562,586
Bristol-Myers Squibb Co.	752,353	55,335,563
Merck & Co., Inc.	661,902	38,132,174
Novo Nordisk A/S (Denmark), ADR	576,932	31,027,403
Pfizer, Inc.	1,430,321	50,361,602
Teva Pharmaceutical Industries Ltd. (Israel), ADR	930,996	46,763,929

		299,183,257

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	254,408	28,903,293

Road & Rail — 0.4%
Ryder System, Inc.	251,200	15,358,368

Semiconductors & Semiconductor Equipment — 2.2%
NXP Semiconductors NV (Netherlands)*	241,698	18,934,621
QUALCOMM, Inc.	332,977	17,837,578
Texas Instruments, Inc.	631,243	39,547,374

		76,319,573

Software — 9.1%
Adobe Systems, Inc.*	538,190	51,553,220
Microsoft Corp.	1,574,369	80,560,462
PTC, Inc.*	872,770	32,798,696
Red Hat, Inc.*	495,847	35,998,492
salesforce.com, Inc.*	868,870	68,996,967
Splunk, Inc.*	457,707	24,798,565
Workday, Inc. (Class A Stock)*(a)	369,025	27,555,097

		322,261,499

Specialty Retail — 3.5%
Home Depot, Inc. (The)	293,163	37,433,984
Industria de Diseno Textil SA (Spain), ADR	3,195,593	53,238,579
O’Reilly Automotive, Inc.*	118,654	32,167,099

		122,839,662

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	828,426	79,197,526

Textiles, Apparel & Luxury Goods — 2.6%
adidas AG (Germany), ADR	199,355	14,291,760
Coach, Inc.	803,207	32,722,653
NIKE, Inc. (Class B Stock)	827,764	45,692,573

		92,706,986

COMMON STOCKS (continued)	Shares	Value (Note 2)
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC (United Kingdom), ADR	1,137,940	$35,150,967

TOTAL LONG-TERM INVESTMENTS (cost $2,604,414,197)		3,444,119,143

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $214,386,877; includes $131,778,076 of cash collateral for securities on loan)(b)(c)(Note 4)	214,386,877	214,386,877

TOTAL INVESTMENTS — 103.3% (cost $2,818,801,074)		3,658,506,020
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(118,276,398)

NET ASSETS — 100.0%		$3,540,229,622

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $131,124,392; cash collateral of $131,778,076 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A63

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$63,341,975	$—	$—
Automobiles	19,122,819	—	—
Banks	216,577,842	—	—
Beverages	26,561,345	—	—
Biotechnology	215,860,115	—	—
Capital Markets	49,104,529	—	—
Chemicals	41,862,107	—	—
Communications Equipment	12,352,914	—	—
Consumer Finance	55,858,366	—	—
Diversified Financial Services	17,099,182	—	—
Electric Utilities	89,260,048	—	—
Electrical Equipment	34,892,414	—	—
Electronic Equipment, Instruments & Components	27,517,801	—	—
Energy Equipment & Services	51,693,191	—	—
Food & Staples Retailing	65,734,544	—	—
Food Products	95,934,488	—	—
Health Care Equipment & Supplies	32,442,290	—	—
Health Care Providers & Services	31,245,259	—	—
Hotels, Restaurants & Leisure	139,836,525	—	—
Household Products	46,608,464	—	—
Industrial Conglomerates	41,221,990	—	—
Insurance	69,526,551	—	—
Internet & Catalog Retail	195,560,105	—	—
Internet Software & Services	282,043,954	60,155,027	—
IT Services	111,172,947	—	—
Life Sciences Tools & Services	9,934,693	—	—
Media	70,452,072	—	—
Multiline Retail	34,565,299	—	—
Oil, Gas & Consumable Fuels	164,659,156	—	—
Pharmaceuticals	299,183,257	—	—
Real Estate Investment Trusts (REITs)	28,903,293	—	—
Road & Rail	15,358,368	—	—
Semiconductors & Semiconductor Equipment	76,319,573	—	—
Software	322,261,499	—	—
Specialty Retail	122,839,662	—	—
Technology Hardware, Storage & Peripherals	79,197,526	—	—
Textiles, Apparel & Luxury Goods	92,706,986	—	—
Wireless Telecommunication Services	35,150,967	—	—
Affiliated Mutual Fund	214,386,877	—	—

Total	$3,598,350,993	$60,155,027	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	9.7%
Software	9.1
Pharmaceuticals	8.4
Banks	6.1
Biotechnology	6.1
Affiliated Mutual Fund (including 3.7% of collateral for securities on loan)	6.0
Internet & Catalog Retail	5.5
Oil, Gas & Consumable Fuels	4.7
Hotels, Restaurants & Leisure	3.9
Specialty Retail	3.5
IT Services	3.1

Food Products	2.7%
Textiles, Apparel & Luxury Goods	2.6
Electric Utilities	2.5
Technology Hardware, Storage & Peripherals	2.2
Semiconductors & Semiconductor Equipment	2.2
Media	2.0
Insurance	2.0
Food & Staples Retailing	1.9
Aerospace & Defense	1.8
Consumer Finance	1.6
Energy Equipment & Services	1.5
Capital Markets	1.4

SEE NOTES TO FINANCIAL STATEMENTS.

A64

EQUITY PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Household Products	1.3%
Chemicals	1.2
Industrial Conglomerates	1.2
Wireless Telecommunication Services	1.0
Electrical Equipment	1.0
Multiline Retail	1.0
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.9
Real Estate Investment Trusts (REITs)	0.8
Electronic Equipment, Instruments & Components	0.8

Beverages	0.7%
Automobiles	0.5
Diversified Financial Services	0.5
Road & Rail	0.4
Communications Equipment	0.3
Life Sciences Tools & Services	0.3

103.3
Liabilities in excess of other assets	(3.3)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A65

EQUITY PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $131,124,392:
Unaffiliated investments (cost $2,604,414,197)	$3,444,119,143
Affiliated investments (cost $214,386,877)	214,386,877
Receivable for investments sold	23,032,947
Dividends receivable	4,896,712
Tax reclaim receivable	1,782,711
Receivable for Series shares sold	5,394
Prepaid expenses	4,453

Total assets	3,688,228,237

LIABILITIES
Payable to broker for collateral for securities on loan	131,778,076
Payable for investments purchased	14,055,086
Management fee payable	1,318,456
Payable for Series shares repurchased	610,852
Accrued expenses	234,127
Affiliated transfer agent fee payable	980
Distribution fee payable	398
Deferred trustees’ fees	325
Administration fee payable	315

Total liabilities	147,998,615

NET ASSETS	$3,540,229,622

Net assets were comprised of:
Paid-in capital	$1,777,219,339
Retained earnings	1,763,010,283

Net assets, June 30, 2016	$3,540,229,622

Class I:
Net asset value and redemption price per share $3,538,447,263 / 94,381,338 outstanding shares of beneficial interest	$37.49

Class II:
Net asset value and redemption price per share $1,782,359 / 47,698 outstanding shares of beneficial interest	$37.37

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

INCOME
NET INVESTMENT INCOME (LOSS)
Unaffiliated dividend income (net of foreign withholding taxes of $346,625)	$25,133,022
Affiliated income from securities lending, net	1,145,321
Affiliated dividend income	200,967

Total income	26,479,310

EXPENSES
Management fee	7,935,368
Distribution fee—Class II	2,232
Administration fee—Class II	1,339
Custodian and accounting fees	214,000
Shareholders’ reports	121,000
Insurance expenses	26,000
Trustees’ fees	22,000
Audit fee	14,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	19,430

Total expenses	8,370,369

NET INVESTMENT INCOME (LOSS)	18,108,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	32,959,674
Foreign currency transactions	(210)

32,959,464

Net change in unrealized appreciation (depreciation) on:
Investments	(248,799,038)
Foreign currencies	39,798

(248,759,240)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(215,799,776)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(197,690,835)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$18,108,941	$34,018,287
Net realized gain (loss) on investment and foreign currency transactions	32,959,464	164,739,137
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(248,759,240)	(104,802,733)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(197,690,835)	93,954,691

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	4,599,024	11,599,955
Series shares repurchased	(118,111,957)	(277,235,158)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(113,512,933)	(265,635,203)

Capital Contributions (Note 4)	3,315,979	—
TOTAL INCREASE (DECREASE)	(307,887,789)	(171,680,512)
NET ASSETS:
Beginning of period	3,848,117,411	4,019,797,923

End of period	$3,540,229,622	$3,848,117,411

SEE NOTES TO FINANCIAL STATEMENTS.

A66

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 59.4%	Shares	Value (Note 2)
Aerospace & Defense — 1.4%
Boeing Co. (The)	79,400	$10,311,678
BWX Technologies, Inc.	120,000	4,292,400
General Dynamics Corp.	112,600	15,678,424
Huntington Ingalls Industries, Inc.	68,300	11,476,449
Safran SA (France)	3,623	243,980
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	201,500	8,664,500
Textron, Inc.	33,700	1,232,072
Thales SA (France)	1,229	102,062
United Technologies Corp.	19,400	1,989,470

		53,991,035

Air Freight & Logistics — 0.4%
Deutsche Post AG (Germany)	7,511	211,605
FedEx Corp.	107,700	16,346,706
Royal Mail PLC (United Kingdom)	6,963	46,781

		16,605,092

Airlines — 0.5%
ANA Holdings, Inc. (Japan)	12,000	34,195
Cathay Pacific Airways Ltd. (Hong Kong)	312,000	457,724
International Consolidated Airlines Group SA (United Kingdom)	6,346	31,421
Japan Airlines Co. Ltd. (Japan)	900	28,955
Ryanair Holdings PLC (Ireland), ADR	3,385	235,393
Singapore Airlines Ltd. (Singapore)	2,100	16,676
Southwest Airlines Co.	375,100	14,707,671
United Continental Holdings, Inc.*	106,900	4,387,176

		19,899,211

Auto Components
Cie Generale des Etablissements Michelin (France)	5,692	536,420
Koito Manufacturing Co. Ltd. (Japan)	15,500	713,689
Sumitomo Rubber Industries Ltd. (Japan)	1,300	17,404
Valeo SA (France)	11,510	510,978

		1,778,491

Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	2,570	187,033
Daimler AG (Germany)	445	26,628
Ferrari NV (Italy)	952	39,082
Fiat Chrysler Automobiles NV (United Kingdom)	6,980	42,965
Ford Motor Co.	925,500	11,633,535
Fuji Heavy Industries Ltd. (Japan)	4,500	154,680
General Motors Co.	538,200	15,231,060
Mazda Motor Corp. (Japan)	12,900	170,709
Mitsubishi Motors Corp. (Japan)	5,300	24,467
Nissan Motor Co. Ltd. (Japan)	19,600	174,917
Peugeot SA (France)*	1,072	12,849
Renault SA (France)	9,259	699,035
Suzuki Motor Corp. (Japan)	2,900	78,526

COMMON STOCKS (continued)	Shares	Value (Note 2)
Automobiles (continued)
Toyota Motor Corp. (Japan)	19,900	$981,041
Volkswagen AG (Germany)	246	32,610

		29,489,137

Banks — 3.6%
Aozora Bank Ltd. (Japan)	13,000	45,097
Banco Santander SA (Spain)	13,182	51,155
Bank of America Corp.	2,059,000	27,322,930
BNP Paribas SA (France)	21,671	950,397
BOC Hong Kong Holdings Ltd. (Hong Kong)	8,500	25,614
Citigroup, Inc.	616,100	26,116,479
Commonwealth Bank of Australia (Australia)	4,684	262,914
Concordia Financial Group Ltd. (Japan)*	9,400	36,302
Credit Agricole SA (France)	81,889	688,438
Danske Bank A/S (Denmark)	30,073	791,533
DBS Group Holdings Ltd. (Singapore)	28,300	333,683
Erste Group Bank AG (Austria)	3,281	74,702
Fukuoka Financial Group, Inc. (Japan)	9,000	29,675
HSBC Holdings PLC (United Kingdom)	257,329	1,594,304
ING Groep NV (Netherlands), CVA	46,296	478,976
Intesa Sanpaolo SpA (Italy)	98,988	188,544
Intesa Sanpaolo SpA, RSP (Italy)	10,151	18,172
Japan Post Bank Co. Ltd. (Japan)	3,100	36,452
JPMorgan Chase & Co.	612,894	38,085,233
Kyushu Financial Group, Inc. (Japan)	2,800	13,879
Lloyds Banking Group PLC (United Kingdom)	34,514	24,998
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,200	18,828
Mizrahi Tefahot Bank Ltd. (Israel)	1,616	18,634
Mizuho Financial Group, Inc. (Japan)	186,700	268,672
National Australia Bank Ltd. (Australia)	20,319	390,114
PNC Financial Services Group, Inc. (The)	175,300	14,267,667
Resona Holdings, Inc. (Japan)	7,000	25,584
Societe Generale SA (France)	23,642	739,665
Sumitomo Mitsui Financial Group, Inc. (Japan)	33,300	961,540
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	208,000	676,793
SunTrust Banks, Inc.	219,600	9,021,168
Svenska Handelsbanken AB (Sweden) (Class A Stock)	11,584	140,636
Wells Fargo & Co.	305,512	14,459,883
Westpac Banking Corp. (Australia)	4,332	96,065

		138,254,726

SEE NOTES TO FINANCIAL STATEMENTS.

A67

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Beverages — 1.0%
Anheuser-Busch InBev NV (Belgium)	2,940	$388,777
Asahi Group Holdings Ltd. (Japan)	3,000	97,004
Coca-Cola Amatil Ltd. (Australia)	47,215	291,459
Coca-Cola Co. (The)	57,400	2,601,942
Coca-Cola European Partners PLC (United Kingdom)*	1,692	60,631
Coca-Cola HBC AG (Switzerland)	2,390	48,361
Diageo PLC (United Kingdom)	23,031	643,389
Heineken NV (Netherlands)	2,686	246,366
PepsiCo, Inc.	320,120	33,913,513
SABMiller PLC (United Kingdom)	307	17,904

		38,309,346

Biotechnology — 2.1%
Actelion Ltd. (Switzerland)	1,213	204,266
Amgen, Inc.	153,408	23,341,027
Biogen Idec, Inc.*	59,300	14,339,926
Celgene Corp.*	194,600	19,193,398
CSL Ltd. (Australia)	3,345	282,093
Gilead Sciences, Inc.	274,100	22,865,422
Shire PLC (Ireland)	7,012	433,362

		80,659,494

Building Products — 0.5%
Asahi Glass Co. Ltd. (Japan)	8,000	43,415
Assa Abloy AB (Sweden) (Class B Stock)	7,756	159,563
Cie de Saint-Gobain (France)	13,509	512,069
Continental Building Products, Inc.*	49,500	1,100,385
Masco Corp.	430,700	13,325,858
Universal Forest Products, Inc.	24,800	2,298,712

		17,440,002

Capital Markets — 1.3%
3i Group PLC (United Kingdom)	96,321	706,720
Ameriprise Financial, Inc.	55,300	4,968,705
Franklin Resources, Inc.	192,700	6,430,399
Goldman Sachs Group, Inc. (The)	119,800	17,799,884
Invesco Ltd.	258,000	6,589,320
Macquarie Group Ltd. (Australia)	15,522	807,991
Mediobanca SpA (Italy)	4,422	25,479
Morgan Stanley	205,200	5,331,096
Partners Group Holding AG (Switzerland)	132	56,571
Raymond James Financial, Inc.(a)	142,400	7,020,320
SBI Holdings, Inc. (Japan)	48,000	477,990

		50,214,475

Chemicals — 1.1%
Air Products & Chemicals, Inc.	97,900	13,905,716
Asahi Kasei Corp. (Japan)	9,000	62,631
BASF SE (Germany)	2,238	171,608
Chr Hansen Holding A/S (Denmark)	1,152	75,658
Covestro AG (Germany), 144A	551	24,542
Daicel Corp. (Japan)	22,400	232,110
GCP Applied Technologies, Inc.*	46,200	1,203,048

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
Givaudan SA (Switzerland)	29	$58,392
Hitachi Chemical Co. Ltd. (Japan)	800	14,941
K+S AG (Germany)	6,091	124,697
Kaneka Corp. (Japan)	3,000	20,017
Kuraray Co. Ltd. (Japan)	3,900	46,533
LyondellBasell Industries NV (Class A Stock)	200,100	14,891,442
Mitsubishi Chemical Holdings Corp. (Japan)	15,500	71,052
Mitsubishi Gas Chemical Co., Inc. (Japan)	4,000	20,868
Mitsui Chemicals, Inc. (Japan)	9,000	33,073
Shin-Etsu Chemical Co. Ltd. (Japan)	4,900	287,083
Sika AG (Switzerland)	26	109,019
Solvay SA (Belgium)	565	52,776
Sumitomo Chemical Co. Ltd. (Japan)	12,000	49,513
Teijin Ltd. (Japan)	7,000	23,195
Toray Industries, Inc. (Japan)	11,000	93,862
Westlake Chemical Corp.	178,500	7,661,220
Yara International ASA (Norway)	20,992	666,849

		39,899,845

Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	12,290	114,744
Herman Miller, Inc.	25,900	774,151
ISS A/S (Denmark)	15,658	588,902
Secom Co. Ltd. (Japan)	1,600	118,293
Steelcase, Inc. (Class A Stock)	135,100	1,833,307

		3,429,397

Communications Equipment — 0.8%
Cisco Systems, Inc.	973,600	27,932,584
Juniper Networks, Inc.	41,600	935,584
NETGEAR, Inc.*	18,500	879,490

		29,747,658

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,553	42,598
EMCOR Group, Inc.	42,200	2,078,772
Hochtief AG (Germany)	163	21,045
Kajima Corp. (Japan)	62,000	430,697
Obayashi Corp. (Japan)	74,200	790,001
Shimizu Corp. (Japan)	6,000	56,214
Skanska AB (Sweden) (Class B Stock)	7,492	156,875
Taisei Corp. (Japan)	8,000	65,734
Vinci SA (France)	3,878	273,659

		3,915,595

Construction Materials
Fletcher Building Ltd. (New Zealand)	5,381	33,099
HeidelbergCement AG (Germany)	1,101	82,941

		116,040

Consumer Finance — 0.2%
Navient Corp.	730,800	8,733,060

SEE NOTES TO FINANCIAL STATEMENTS.

A68

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Containers & Packaging — 0.1%
Amcor Ltd. (Australia)	13,389	$150,541
Greif, Inc. (Class A Stock)	46,000	1,714,420
Rexam PLC (United Kingdom)	5,479	47,787

		1,912,748

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	214,000	30,985,060
Eurazeo SA (France)	3,127	185,513
Japan Exchange Group, Inc. (Japan)	4,200	48,356
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	66,700	256,300
ORIX Corp. (Japan)	10,400	134,581

		31,609,810

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	948,820	40,998,512
Deutsche Telekom AG (Germany)(a)	25,214	429,958
Koninklijke KPN NV (Netherlands)	26,523	94,540
Nippon Telegraph & Telephone Corp. (Japan)	21,300	998,862
Orange SA (France)	15,413	250,624
Spark New Zealand Ltd. (New Zealand)	199,243	506,405
Telecom Italia SpA (Italy)	46,997	30,237
Telefonica SA (Spain)	34,542	327,937
TPG Telecom Ltd. (Australia)	3,510	31,474
Verizon Communications, Inc.	708,888	39,584,306

		83,252,855

Electric Utilities — 1.7%
American Electric Power Co., Inc.	162,800	11,410,652
AusNet Services (Australia)	20,657	25,442
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	5,000	43,110
Chubu Electric Power Co., Inc. (Japan)	4,900	69,732
Chugoku Electric Power Co., Inc. (The) (Japan)	2,100	26,698
CLP Holdings Ltd. (Hong Kong)	22,500	229,842
EDP-Energias de Portugal SA (Portugal)	28,232	86,435
Electricite de France (France)	13,900	168,541
Endesa SA (Spain)	2,451	49,181
Enel SpA (Italy)	90,243	400,631
Entergy Corp.	71,000	5,775,850
Exelon Corp.	513,200	18,659,952
FirstEnergy Corp.	372,500	13,003,975
Fortum OYJ (Finland)	3,382	54,337
Hokuriku Electric Power Co. (Japan)	1,700	21,065
Iberdrola SA (Spain)	28,204	192,396
Kansai Electric Power Co., Inc. (The) (Japan)*	5,300	51,618
Kyushu Electric Power Co., Inc. (Japan)	3,200	32,094
PPL Corp.	394,300	14,884,825

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electric Utilities (continued)
Red Electrica Corp. SA (Spain)	569	$50,843
Shikoku Electric Power Co., Inc. (Japan)	1,200	14,214
SSE PLC (United Kingdom)	7,818	162,718
Tohoku Electric Power Co., Inc. (Japan)	3,500	44,172
Tokyo Electric Power Co., Inc. (Japan)*	11,200	47,432

		65,505,755

Electrical Equipment — 0.8%
ABB Ltd. (Switzerland)	48,361	957,166
Eaton Corp. PLC	233,500	13,946,955
Emerson Electric Co.(a)	214,800	11,203,968
OSRAM Licht AG (Germany)	692	35,954
Regal Beloit Corp.	45,700	2,515,785
Vestas Wind Systems A/S (Denmark)	1,735	117,927

		28,777,755

Electronic Equipment, Instruments & Components — 0.1%
Hexagon AB (Sweden) (Class B Stock)	2,001	73,228
Hitachi High-Technologies Corp. (Japan)	500	13,684
Hitachi Ltd. (Japan)	7,000	29,329
Ingenico Group SA (France)	427	49,492
Jabil Circuit, Inc.	87,700	1,619,819
TDK Corp. (Japan)	13,600	761,278

		2,546,830

Energy Equipment & Services — 0.2%
Ensco PLC (Class A Stock)	730,400	7,092,184

Food & Staples Retailing — 1.7%
ICA Gruppen AB (Sweden)	20,199	676,973
J. Sainsbury PLC (United Kingdom)	208,860	650,642
Koninklijke Ahold NV (Netherlands)	6,495	143,427
Kroger Co. (The)	458,800	16,879,252
METRO AG (Germany)	22,147	681,158
Wal-Mart Stores, Inc.	362,600	26,477,052
Walgreens Boots Alliance, Inc.	243,400	20,267,918

		65,776,422

Food Products — 1.1%
Blue Buffalo Pet Products, Inc.*	47,800	1,115,652
Bunge Ltd.	148,800	8,801,520
ConAgra Foods, Inc.	206,600	9,877,546
Lindt & Spruengli AG (Switzerland)	1	71,463
Marine Harvest ASA (Norway)	2,963	49,978
MEIJI Holdings Co. Ltd. (Japan)	800	82,204
Nestle SA (Switzerland)	24,565	1,903,255
Orkla ASA (Norway)	20,558	182,834
Pilgrim’s Pride Corp.	38,700	986,076
Tyson Foods, Inc. (Class A Stock)	246,300	16,450,377
WH Group Ltd. (Hong Kong), 144A	904,000	715,964

SEE NOTES TO FINANCIAL STATEMENTS.

A69

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Food Products (continued)
Wilmar International Ltd. (Singapore)	209,000	$508,769

		40,745,638

Gas Utilities — 0.1%
Gas Natural SDG SA (Spain)	2,684	53,352
Tokyo Gas Co. Ltd. (Japan)	15,000	61,931
UGI Corp.	117,000	5,294,250

		5,409,533

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	423,300	16,639,923
Becton Dickinson and Co.	90,500	15,347,895
C.R. Bard, Inc.	38,300	9,006,628
Edwards Lifesciences Corp.*	9,400	937,462
Hill-Rom Holdings, Inc.	24,100	1,215,845
Hologic, Inc.*	297,000	10,276,200
Medtronic PLC	124,800	10,828,896
Sysmex Corp. (Japan)	500	34,429

		64,287,278

Health Care Providers & Services — 2.0%
Alfresa Holdings Corp. (Japan)	34,300	716,599
Anthem, Inc.	113,900	14,959,626
Express Scripts Holding Co.*	227,000	17,206,600
Fresenius SE & Co. KGaA (Germany)	244	17,929
HCA Holdings, Inc.*	91,900	7,077,219
McKesson Corp.	28,200	5,263,530
Medipal Holdings Corp. (Japan)	42,400	697,091
Ramsay Health Care Ltd. (Australia)	1,076	58,153
Ryman Healthcare Ltd. (New Zealand)	2,922	19,503
Sonic Healthcare Ltd. (Australia)	3,021	48,992
UnitedHealth Group, Inc.	199,400	28,155,280

		74,220,522

Hotels, Restaurants & Leisure — 1.4%
Aristocrat Leisure Ltd. (Australia)	4,201	43,703
Bloomin’ Brands, Inc.	143,100	2,557,197
Compass Group PLC (United Kingdom)	23,433	445,824
Extended Stay America, Inc.(a)	145,700	2,178,215
McDonald’s Corp.	198,400	23,875,456
Oriental Land Co. Ltd. (Japan)	1,600	103,599
Paddy Power Betfair PLC (Ireland)	2,012	211,455
Tui AG (Germany)	3,897	44,356
Wyndham Worldwide Corp.	163,000	11,610,490
Yum! Brands, Inc.	125,900	10,439,628

		51,509,923

Household Durables — 0.4%
Barratt Developments PLC (United Kingdom)	7,953	43,217
Berkeley Group Holdings PLC (United Kingdom)	5,688	192,072
D.R. Horton, Inc.	394,200	12,409,416
Electrolux AB (Sweden) (Class B Stock)	19,200	523,485

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Durables (continued)
Iida Group Holdings Co. Ltd. (Japan)	2,000	$40,958
Meritage Homes Corp.*	41,100	1,542,894
Nikon Corp. (Japan)	6,300	85,301
Persimmon PLC (United Kingdom)	3,351	64,982
Sekisui House Ltd. (Japan)	7,000	122,585
Taylor Wimpey PLC (United Kingdom)	262,670	466,001

		15,490,911

Household Products — 1.6%
Colgate-Palmolive Co.	228,900	16,755,480
Henkel AG & Co. KGaA (Germany)	2,201	238,079
Kimberly-Clark Corp.	39,400	5,416,712
Procter & Gamble Co. (The)	455,505	38,567,608
Reckitt Benckiser Group PLC (United Kingdom)	6,992	701,103
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	7,684	246,892

		61,925,874

Independent Power & Renewable Electricity Producers — 0.3%
AES Corp.	945,000	11,793,600
Electric Power Development Co. Ltd. (Japan)	1,100	25,628

		11,819,228

Industrial Conglomerates — 1.1%
3M Co.	122,700	21,487,224
Carlisle Cos., Inc.	32,200	3,402,896
CK Hutchison Holdings Ltd. (Hong Kong)	20,520	225,729
Danaher Corp.	30,900	3,120,900
DCC PLC (United Kingdom)	5,866	516,208
General Electric Co.	387,592	12,201,396
NWS Holdings Ltd. (Hong Kong)	18,000	28,492
Siemens AG (Germany)	7,232	742,160

		41,725,005

Insurance — 1.4%
Aflac, Inc.	154,600	11,155,936
AIA Group Ltd. (Hong Kong)	7,400	44,502
Allianz SE (Germany)	7,928	1,130,993
Allstate Corp. (The)	222,900	15,591,855
American Financial Group, Inc.	15,500	1,145,915
Assicurazioni Generali SpA (Italy)	1,889	22,276
AXA SA (France)	15,016	296,907
Hannover Rueck SE (Germany)	6,802	712,699
Legal & General Group PLC (United Kingdom)	131,827	337,492
Mapfre SA (Spain)	8,291	18,208
Medibank Pvt Ltd. (Australia)	33,000	73,180
MetLife, Inc.	384,600	15,318,618
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	106,231
NN Group NV (Netherlands)	23,317	641,883
Poste Italiane SpA (Italy), 144A	4,046	26,865
SCOR SE (France)	1,788	52,863

SEE NOTES TO FINANCIAL STATEMENTS.

A70

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Insurance (continued)
Swiss Life Holding AG (Switzerland)	247	$57,081
Swiss Re AG (Switzerland)	10,410	909,214
Travelers Cos., Inc. (The)	37,200	4,428,288

		52,071,006

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	44,000	31,487,280
Start Today Co. Ltd. (Japan)	500	26,429

		31,513,709

Internet Software & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	33,900	23,849,667
Alphabet, Inc. (Class C Stock)*	38,682	26,771,812
eBay, Inc.*	542,100	12,690,561
Facebook, Inc. (Class A Stock)*	368,000	42,055,040
Mixi, Inc. (Japan)	500	20,673

		105,387,753

IT Services — 1.7%
Accenture PLC (Class A Stock)	166,900	18,908,101
Amadeus IT Holding SA (Spain) (Class A Stock)	5,242	230,957
Atos SE (France)	8,510	701,644
Cap Gemini SA (France)	1,890	163,094
Cognizant Technology Solutions Corp. (Class A Stock)*	256,200	14,664,888
Computershare Ltd. (Australia)	6,189	42,796
CSRA, Inc.	80,000	1,874,400
DST Systems, Inc.	24,700	2,875,821
First Data Corp. (Class A Stock)*	636,900	7,050,483
Fiserv, Inc.*	69,000	7,502,370
Leidos Holdings, Inc.(a)	93,200	4,461,484
Nomura Research Institute Ltd. (Japan)	1,000	36,675
Visa, Inc. (Class A Stock)(a)	87,000	6,452,790

		64,965,503

Leisure Products
Bandai Namco Holdings, Inc. (Japan)	1,600	41,290
Sankyo Co. Ltd. (Japan)	12,800	479,911
Sega Sammy Holdings, Inc. (Japan)	2,200	23,694
Yamaha Corp. (Japan)	2,000	53,907

		598,802

Life Sciences Tools & Services — 0.1%
QIAGEN NV*	1,704	37,134
VWR Corp.*	67,100	1,939,190

		1,976,324

Machinery — 0.4%
Allison Transmission Holdings, Inc.	27,900	787,617
Amada Co. Ltd. (Japan)	2,700	27,411
ANDRITZ AG (Austria)	922	43,719
Atlas Copco AB (Sweden) (Class A Stock)	600	15,583
Atlas Copco AB (Sweden) (Class B Stock)	4,607	109,197

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
GEA Group AG (Germany)	1,414	$66,743
Hoshizaki Electric Co. Ltd. (Japan)	4,200	411,155
Illinois Tool Works, Inc.	45,100	4,697,616
Ingersoll-Rand PLC	24,600	1,566,528
Kone OYJ (Finland) (Class B Stock)	3,913	180,587
Mitsubishi Heavy Industries Ltd. (Japan)	25,000	100,531
Schindler Holding AG (Switzerland)	155	28,208
Schindler Holding AG (Switzerland) (Part. Cert.)	338	61,194
Terex Corp.	116,800	2,372,208
Volvo AB (Sweden) (Class B Stock)	18,271	181,510
Wabash National Corp.*(a)	221,900	2,818,130

		13,467,937

Marine
A.P. Moeller – Maersk A/S (Denmark) (Class A Stock)	28	35,290

Media — 1.2%
Comcast Corp. (Class A Stock)	426,473	27,801,775
Hakuhodo DY Holdings, Inc. (Japan)	16,100	192,971
News Corp. (Class A Stock)	63,600	721,860
ProSiebenSat.1 Media AG (Germany)*	1,699	74,318
RELX PLC (United Kingdom)	1,066	19,630
RTL Group SA (Luxembourg)	300	24,501
TEGNA, Inc.	41,200	954,604
Time Warner, Inc.	13,100	963,374
Viacom, Inc. (Class B Stock)	34,000	1,409,980
Vivendi SA (France)	9,108	170,400
Walt Disney Co. (The)	134,200	13,127,444
WPP PLC (United Kingdom)	41,007	854,648

		46,315,505

Metals & Mining — 0.4%
Alumina Ltd. (Australia)	18,022	17,715
Anglo American PLC (United Kingdom)	9,862	96,670
BHP Billiton Ltd. (Australia)	23,976	334,136
BHP Billiton PLC (Australia)	6,611	83,676
Boliden AB (Sweden)	38,065	743,946
Fortescue Metals Group Ltd. (Australia)	186,008	497,766
JFE Holdings, Inc. (Japan)	3,900	50,876
Mitsubishi Materials Corp. (Japan)	12,000	28,732
Newmont Mining Corp.	30,500	1,193,160
Nippon Steel & Sumitomo Metal Corp. (Japan)	9,800	189,724
Nucor Corp.	108,700	5,370,867
Rio Tinto PLC (United Kingdom)	9,305	289,076
Steel Dynamics, Inc.	292,600	7,168,700
Voestalpine AG (Austria)	9,333	314,106

		16,379,150

SEE NOTES TO FINANCIAL STATEMENTS.

A71

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multi-Utilities — 0.3%
DTE Energy Co.	10,700	$1,060,584
E.ON SE (Germany)	23,905	241,318
MDU Resources Group, Inc.	76,600	1,838,400
National Grid PLC (United Kingdom)	79,503	1,169,123
Public Service Enterprise Group, Inc.	139,300	6,492,773

		10,802,198

Multiline Retail — 0.7%
Harvey Norman Holdings Ltd. (Australia)	6,703	23,324
J Front Retailing Co. Ltd. (Japan)	2,600	26,958
Macy’s, Inc.	388,300	13,050,763
Takashimaya Co. Ltd. (Japan)	3,000	21,487
Target Corp.	202,400	14,131,568

		27,254,100

Oil, Gas & Consumable Fuels — 3.7%
BP PLC (United Kingdom)	135,134	791,013
Caltex Australia Ltd. (Australia)	2,887	69,606
Chevron Corp.	6,856	718,714
ConocoPhillips	128,500	5,602,600
EQT Corp.	171,700	13,294,731
Exxon Mobil Corp.	385,116	36,100,774
Galp Energia SGPS SA (Portugal)	46,405	645,419
HollyFrontier Corp.	84,900	2,018,073
Kinder Morgan, Inc.	840,600	15,736,032
Marathon Petroleum Corp.	259,600	9,854,416
Neste OYJ (Finland)	21,252	762,077
OMV AG (Austria)	1,111	31,231
ONEOK, Inc.(a)	50,500	2,396,225
PBF Energy, Inc. (Class A Stock)	91,500	2,175,870
Phillips 66	193,300	15,336,422
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	32,423	890,508
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	28,783	795,237
Statoil ASA (Norway)	8,420	145,485
Tesoro Corp.	160,400	12,017,168
Total SA (France)	17,587	843,406
Valero Energy Corp.	269,100	13,724,100
Western Refining, Inc.(a)	405,400	8,363,402

		142,312,509

Paper & Forest Products
KapStone Paper & Packaging Corp.	74,600	970,546
Stora Enso OYJ (Finland) (Class R Stock)	4,222	33,954
UPM-Kymmene OYJ (Finland)	40,344	741,153

		1,745,653

Personal Products
Kao Corp. (Japan)	3,900	227,144
Pola Orbis Holdings, Inc. (Japan)	200	18,822
Unilever NV (United Kingdom)	3,991	185,621
Unilever PLC (United Kingdom)	9,943	476,423

		908,010

COMMON STOCKS (continued)	Shares	Value (Note 2)
Pharmaceuticals — 3.3%
Allergan PLC*	5,800	$1,340,322
Astellas Pharma, Inc. (Japan)	67,500	1,058,558
AstraZeneca PLC (United Kingdom)	5,148	307,767
Bayer AG (Germany)	11,098	1,114,631
Bristol-Myers Squibb Co.	277,500	20,410,125
GlaxoSmithKline PLC (United Kingdom)	45,945	986,674
Jazz Pharmaceuticals PLC*	45,400	6,415,474
Johnson & Johnson	322,298	39,094,748
Mallinckrodt PLC*	199,200	12,107,376
Merck & Co., Inc.	308,600	17,778,446
Mitsubishi Tanabe Pharma Corp. (Japan)	2,600	46,977
Novartis AG (Switzerland)	11,745	969,415
Novo Nordisk A/S (Denmark) (Class B Stock)	14,287	769,396
Orion OYJ (Finland) (Class B Stock)	782	30,365
Pfizer, Inc.	576,697	20,305,502
Roche Holding AG (Switzerland)	8,079	2,131,885
Sanofi (France)	9,128	758,383
Shionogi & Co. Ltd. (Japan)	2,400	131,199
Teva Pharmaceutical Industries Ltd. (Israel)	13,221	669,118

		126,426,361

Professional Services — 0.2%
Experian PLC (Ireland)	11,510	218,369
Intertek Group PLC (United Kingdom)	1,912	89,087
Randstad Holding NV (Netherlands)	915	36,592
Robert Half International, Inc.	193,300	7,376,328

		7,720,376

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	86,200	9,793,182
British Land Co. PLC (The) (United Kingdom)	11,499	93,364
CBL & Associates Properties, Inc.	321,900	2,996,889
Chimera Investment Corp.	269,900	4,237,430
Dexus Property Group (Australia)	116,212	788,576
Franklin Street Properties Corp.	82,100	1,007,367
General Growth Properties, Inc.	55,100	1,643,082
GEO Group, Inc. (The)	76,200	2,604,516
Goodman Group (Australia)	13,602	72,954
GPT Group (Australia)	130,006	528,690
HCP, Inc.(a)	348,000	12,312,240
Intu Properties PLC (United Kingdom)	7,276	28,288
Link REIT (The) (Hong Kong)	131,000	895,805
Nomura Real Estate Master Fund, Inc. (Japan)	27	42,682
Scentre Group (Australia)	40,709	150,785
Segro PLC (United Kingdom)	5,837	32,354
Simon Property Group, Inc.	33,100	7,179,390
Starwood Property Trust, Inc.	417,300	8,646,456

SEE NOTES TO FINANCIAL STATEMENTS.

A72

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Stockland (Australia)	18,117	$64,234
Suntec Real Estate Investment Trust (Singapore)	18,300	24,181
Westfield Corp. (Australia)	15,133	121,559

		53,264,024

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	56,200	1,488,176
Daiwa House Industry Co. Ltd. (Japan)	24,100	707,745
Henderson Land Development Co. Ltd. (Hong Kong)	55,561	313,851
Hulic Co. Ltd. (Japan)	1,800	18,968
Jones Lang LaSalle, Inc.	62,500	6,090,625
Kerry Properties Ltd. (Hong Kong)	7,000	17,331
Mitsui Fudosan Co. Ltd. (Japan)	3,000	68,852
New World Development Co. Ltd. (Hong Kong)	62,000	63,138
Wharf Holdings Ltd. (The) (Hong Kong)	70,000	427,177
Wheelock & Co. Ltd. (Hong Kong)	6,000	28,186

		9,224,049

Road & Rail — 0.1%
Aurizon Holdings Ltd. (Australia)	16,328	59,243
Central Japan Railway Co. (Japan)	1,900	337,941
CSX Corp.	33,300	868,464
East Japan Railway Co. (Japan)	3,800	352,159
Hankyu Hanshin Holdings, Inc. (Japan)	32,000	238,609
West Japan Railway Co. (Japan)	1,200	76,048

		1,932,464

Semiconductors & Semiconductor Equipment — 1.6%
ARM Holdings PLC (United Kingdom)	1,651	25,078
Intel Corp.	996,800	32,695,040
NXP Semiconductors NV (Netherlands)*	10,200	799,068
QUALCOMM, Inc.	360,900	19,333,413
Texas Instruments, Inc.	121,600	7,618,240
Tokyo Electron Ltd. (Japan)	3,300	278,879

		60,749,718

Software — 2.8%
Adobe Systems, Inc.*	150,300	14,397,237
Check Point Software Technologies Ltd. (Israel)*(a)	1,000	79,680
Citrix Systems, Inc.*	131,100	10,499,799
Konami Holdings Corp. (Japan)	18,000	686,697
Manhattan Associates, Inc.*	38,600	2,475,418
Microsoft Corp.	1,118,600	57,238,762
NICE Ltd. (Israel)	479	30,480
Oracle Corp.	545,600	22,331,408
SAP SE (Germany)	7,634	573,356

		108,312,837

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail — 1.1%
ABC-Mart, Inc. (Japan)	300	$20,134
Bed Bath & Beyond, Inc.	148,800	6,431,136
Dixons Carphone PLC (United Kingdom)	7,646	32,817
Express, Inc.*	326,300	4,734,613
Francesca’s Holdings Corp.*	66,700	737,035
Gap, Inc. (The)(a)	280,600	5,954,332
GNC Holdings, Inc. (Class A Stock)	251,900	6,118,651
Home Depot, Inc. (The)	87,900	11,223,951
Industria de Diseno Textil SA (Spain)	14,362	482,479
Nitori Holdings Co. Ltd. (Japan)	900	109,156
Ross Stores, Inc.	26,600	1,507,954
Shimamura Co. Ltd. (Japan)	200	29,757
Staples, Inc.	369,600	3,185,952

		40,567,967

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	606,400	57,971,840
Brother Industries Ltd. (Japan)	1,900	20,380
FUJIFILM Holdings Corp. (Japan)	9,000	349,204
Hewlett Packard Enterprise Co.	282,600	5,163,102
HP, Inc.	639,900	8,030,745
NEC Corp. (Japan)	21,000	48,927
Ricoh Co. Ltd. (Japan)	5,200	45,076
Seagate Technology PLC(a)	150,600	3,668,616

		75,297,890

Textiles, Apparel & Luxury Goods — 0.5%
adidas AG (Germany)	6,761	970,541
Michael Kors Holdings Ltd.*	194,300	9,613,964
NIKE, Inc. (Class B Stock)	142,000	7,838,400
Swatch Group AG (The) (Switzerland)	536	30,695

		18,453,600

Tobacco — 1.3%
Altria Group, Inc.	454,600	31,349,216
British American Tobacco PLC (United Kingdom)	25,849	1,675,774
Imperial Brands PLC (United Kingdom)	7,412	401,976
Japan Tobacco, Inc. (Japan)	15,500	624,684
Reynolds American, Inc.	314,000	16,934,020

		50,985,670

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	2,286	32,653
HD Supply Holdings, Inc.*	95,300	3,318,346
ITOCHU Corp. (Japan)	69,500	850,208
Mitsui & Co. Ltd. (Japan)	9,400	112,210

		4,313,417

Transportation Infrastructure
Abertis Infraestructuras SA (Spain)	4,223	62,406
Aena SA (Spain), 144A	2,383	315,869
Atlantia SpA (Italy)	3,982	99,490

SEE NOTES TO FINANCIAL STATEMENTS.

A73

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Transportation Infrastructure (continued)
Auckland International Airport Ltd. (New Zealand)	7,412	$34,480
Hutchison Port Holdings Trust (Hong Kong)	39,700	18,064
Kamigumi Co. Ltd. (Japan)	3,000	27,728
Sydney Airport (Australia)	8,331	43,502
Transurban Group (Australia)	24,304	218,901

		820,440

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	13,600	413,573
Millicom International Cellular SA (Luxembourg), SDR	513	31,467
NTT DOCOMO, Inc. (Japan)	16,700	450,375
SoftBank Corp. (Japan)	7,400	418,485
Vodafone Group PLC (United Kingdom)	204,650	623,952

		1,937,852

TOTAL COMMON STOCKS (cost $1,855,061,416)		2,261,830,989

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund (cost $1,550,853)	28,050	1,565,470

PREFERRED STOCKS	Shares	Value (Note 2)
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)	423	$26,965
Volkswagen AG (Germany) (PRFC)	6,200	750,949

		777,914

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)	22,000	573,540

Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	100	12,221

TOTAL PREFERRED STOCKS (cost $1,368,641)		1,363,675

	Units
RIGHTS*
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (Spain), expiring 07/29/16 (cost $1,209)	1,553	1,091

ASSET-BACKED SECURITIES — 4.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 1.5%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.814%	(b)	04/20/25	2,550	2,523,569
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029%	(b)	01/15/28	2,500	2,474,655
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.134%	(b)	04/28/26	1,500	1,498,069
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.228%	(b)	10/15/26	2,500	2,486,459
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.183%	(b)	04/18/27	1,000	993,382
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.168%	(b)	10/15/26	750	749,175
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.233%	(b)	10/17/26	250	248,749
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.163%	(b)	04/18/27	1,250	1,238,463
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.828%	(b)	07/15/24	1,200	1,186,533
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.163%	(b)	07/18/27	750	744,256
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.783%	(b)	04/17/25	2,100	2,067,499
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.184%	(b)	04/20/26	2,200	2,194,500
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.434%	(b)	04/20/26	450	437,281
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.143%	(b)	10/18/26	500	496,677
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	2.104%	(b)	01/20/26	2,300	2,288,534
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.033%	(b)	01/17/26	500	495,370
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.885%	(b)	07/22/20	124	123,233
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.098%	(b)	10/15/26	1,250	1,241,908
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083%	(b)	05/05/27	250	248,112
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	1,000	997,895
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.168%	(b)	04/15/27	500	496,132
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216%	(b)	05/15/26	300	298,311
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.133%	(b)	04/18/26	750	744,257

SEE NOTES TO FINANCIAL STATEMENTS.

A74

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations (continued)
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.058%	(b)	07/25/26	3,000	$2,996,830
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.108%	(b)	04/15/26	4,550	4,541,171
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.083%	(b)	01/18/27	500	497,069
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.738%	(b)	07/25/23	250	247,233
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.098%	(b)	04/15/26	500	498,844
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.785%	(b)	07/22/25	1,200	1,188,879
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.953%	(b)	12/15/22	325	324,650
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886%	(b)	02/20/25	250	248,513
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.048%	(b)	07/25/26	1,000	987,868
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.113%	(b)	07/17/26	800	798,927
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	495,502
Shackleton CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.132%	(b)	05/07/26	1,250	1,247,969
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.678%	(b)	04/15/25	3,200	3,146,618
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278%	(b)	08/17/22	500	497,676
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.334%	(b)	10/20/23	1,100	1,099,020
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.255%	(b)	01/22/27	2,250	2,249,386
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.134%	(b)	04/20/27	250	248,411
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.748%	(b)	07/15/25	2,700	2,672,544
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.264%	(b)	04/20/26	3,000	2,984,152
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.768%	(b)	04/15/24	1,850	1,829,110
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.134%	(b)	04/20/26	1,850	1,837,997
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	497,332

					57,408,720

Non-Residential Mortgage-Backed Securities — 2.1%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.242%	(b)	05/15/20	3,900	3,891,881
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A2B	1.197%	(b)	04/08/19	3,629	3,635,126
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class A2B	1.147%	(b)	10/08/19	3,900	3,905,096
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,704,181
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	6,081,161
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,783,958
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%		11/15/25	2,000	2,040,223
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%		04/15/26	3,200	3,268,868
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 144A	2.310%		08/15/27	5,400	5,512,890
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 144A	2.030%		12/15/27	3,300	3,317,342
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A(c)	0.942%	(b)	05/15/20	1,800	1,788,252
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A2, 144A	1.292%	(b)	05/17/21	2,300	2,292,193
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	4,300	4,393,568
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,400	3,468,901
Hertz Vehicle Financing LLC, Series 2016-1A, Class A, 144A	2.320%		03/25/20	3,000	3,026,193
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,698,609
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	1.142%	(b)	12/17/18	1,469	1,469,997
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2B	1.192%	(b)	12/17/18	2,240	2,241,480
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	1,813	1,813,891
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A, 144A	2.580%		09/20/32	2,044	2,061,006
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	3,621	3,703,526
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,795	5,829,278
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	740	731,494
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,711,158

					77,370,272

Residential Mortgage-Backed Securities — 0.4%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	2.103%	(b)	03/25/33	183	173,341
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.873%	(b)	07/25/35	302	287,297

SEE NOTES TO FINANCIAL STATEMENTS.

A75

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

ASSET-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Residential Mortgage-Backed Securities (continued)
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.836%	(b)	07/25/34	284	$267,951
GSAMP Trust, Series 2004-HE2, Class A3C	1.613%	(b)	09/25/34	522	514,446
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.248%	(b)	06/25/34	474	457,937
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.653%	(b)	05/25/33	322	305,143
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.398%	(b)	06/25/34	715	672,662
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.503%	(b)	12/27/33	589	568,223
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.353%	(b)	07/25/32	263	252,731
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.728%	(b)	09/25/32	3,613	3,443,541
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.218%	(b)	02/25/34	655	605,730
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	2,442	2,442,468
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	1,705	1,688,511
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	4,444	4,428,587

					16,108,568

TOTAL ASSET-BACKED SECURITIES (cost $150,061,272)					150,887,560

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	162	162,010

Food
ARAMARK Corp.	3.250%		02/24/21	468	467,351

Health Care & Pharmaceutical
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	1,546	1,545,166

Media & Entertainment
Nielsen Finance LLC	2.696%		05/30/17	753	752,137

Technology — 0.2%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23	1,342	1,340,520
Dell Int’l LLC(d)	—%	(e)	12/31/18	600	582,000
Dell Int’l LLC	—%	(e)	09/30/23	815	811,830
First Data Corp.	4.452%		03/24/21	1,141	1,135,797
TransUnion LLC	3.500%		04/09/21	489	483,253
Western Digital Corp.	6.250%		04/28/23	1,095	1,097,396

					5,450,796

Telecommunications
T-Mobile USA, Inc.	3.500%		11/09/22	1,030	1,032,400

TOTAL BANK LOANS (cost $9,345,182)					9,409,860

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	4,000	4,181,716
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	49	49,149
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739%	(b)	04/10/49	5,211	5,312,859
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.901%	(b)	12/10/49	1,000	1,029,329
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,150,228
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,984,044
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	3,002,803
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	4,900	5,265,752
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A3	2.944%		05/10/49	5,000	5,156,368
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	6,500	6,765,717
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%	(b)	12/11/49	6,000	6,103,072
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	644	645,551
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,784,975
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,791,003
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	3,028,415

SEE NOTES TO FINANCIAL STATEMENTS.

A76

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Commercial Mortgage Trust, Series 2014-CR20, Class A3	3.326%		11/10/47	5,000	$5,349,960
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,382,934
Commercial Mortgage Trust, Series 2015-CR27, Class A3	3.349%		10/10/48	6,100	6,481,843
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3	3.544%		11/15/48	3,000	3,194,511
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.673%	(b)	09/10/35	1,100	1,195,358
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(b)	12/25/23	2,515	2,792,227
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(b)	04/25/27	6,500	7,057,895
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(b)	11/25/25	3,900	4,159,991
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,710,179
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,073,885
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(b)	05/25/22	24,733	1,745,328
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(b)	06/25/22	7,001	502,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320%	(b)	02/25/23	5,800	6,360,036
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531%	(b)	07/25/23	2,400	2,665,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	7,520	8,191,762
FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2	3.329%		05/25/25	5,615	6,186,685
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%	(b)	03/25/26	28,045	2,939,113
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(b)	08/25/16	3,248	710
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(b)	05/25/19	18,791	792,576
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(b)	07/25/19	20,159	869,386
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%	(b)	05/25/25	2,500	2,704,039
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,198,510
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	6,272,592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,498,731
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	6,205,759
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,385	1,415,906
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,754,587
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	4,075,331
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,012	2,081,055
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,445,859
Merrill Lynch-Countrywide Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,453	1,463,477
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,572,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,387,282
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	133	132,994
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	118	117,937
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,769,745
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	4,079,440
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,884,119

SEE NOTES TO FINANCIAL STATEMENTS.

A77

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	3,703	$3,756,853
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%	(b)	05/15/46	1,209	1,238,811
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	6,000	6,392,386

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $172,499,967)					178,381,114

CORPORATE BONDS — 10.3%
Agriculture — 0.1%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,678,110
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	46	82,751
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	84	155,667
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	930	1,087,425
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,067,777
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16	465	465,962
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	325	385,321

					5,923,013

Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A	3.375%		05/01/27	3,112	3,130,987
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	38	38,461
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	547	624,921
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	628	669,090
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	615	645,561
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	288	335,016
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	408	431,323
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	828	882,197

					6,757,556

Auto Manufacturers — 0.3%
Ford Motor Co., Sr. Unsec’d. Notes	4.750%		01/15/43	1,355	1,434,244
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	295	316,285
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN	4.389%		01/08/26	1,345	1,468,267
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,549,640
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	760	871,498
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.850%		01/15/21	4,705	4,915,365
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	454,516
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	729,300

					11,739,115

Banks — 3.0%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%		03/16/26	2,310	2,423,952
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.625%		04/28/21	2,570	2,719,099
Bank of America Corp., Jr. Sub. Notes	6.300%	(b)	12/31/49	445	472,813
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(b)	07/29/49	2,200	2,186,250
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,330	2,697,716
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,130,155
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.300%		01/11/23	780	802,735
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	975	1,040,611
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	4,108,712
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	870,418
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,783,431
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	3,880	4,058,232

SEE NOTES TO FINANCIAL STATEMENTS.

A78

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	$2,038,622
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	955,079
Bank of America NA, Sub. Notes	6.000%		10/15/36	410	523,192
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	1,590	1,605,423
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,560	4,757,384
Citigroup, Inc., Jr. Sub. Notes	5.950%	(b)	12/29/49	2,205	2,148,276
Citigroup, Inc., Jr. Sub. Notes	6.125%	(b)	12/29/49	1,375	1,395,625
Citigroup, Inc., Jr. Sub. Notes	6.250%	(b)	12/29/49	625	642,187
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	2,440	2,568,559
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	2,450	2,708,093
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,107,339
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	1,965	2,024,168
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,266,283
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	4,040	4,053,906
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	1,014,563
Discover Bank, Sub. Notes	7.000%		04/15/20	570	649,174
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%	(b)	12/29/49	2,215	2,190,458
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.500%		01/23/25	4,100	4,212,783
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	1,010	1,063,026
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,319,031
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,202,675
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	349,408
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	128,288
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,095,872
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,130,989
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100%	(b)	12/29/49	1,275	1,314,844
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(b)	04/29/49	2,000	2,040,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,193,553
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,908,397
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	565,459
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		02/06/12	1,715	115,763
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18	700	49,000
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,091,920
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	3,156,852
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, GMTN	6.400%		08/28/17	20	21,103
Morgan Stanley, Jr. Sub. Notes	5.450%	(b)	07/29/49	840	806,400
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,596,203
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.750%		02/25/23	940	995,624
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,345	1,373,753
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	1,290	1,473,019
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	105	113,796
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,569,954
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	780	1,056,293
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	4,001,398
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346%	(b)	07/29/49	800	800,000
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,798,509
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A	1.875%		09/17/18	2,110	2,131,488
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	1,095	1,118,161
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	800	873,346
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	474,641
PNC Bank NA, Sr. Unsec’d. Notes	1.950%		03/04/19	515	522,751
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	291,119
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,210	1,235,807
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,120	1,165,512

					113,299,192

SEE NOTES TO FINANCIAL STATEMENTS.

A79

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%	02/01/36	855	$960,787
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%	02/01/46	225	263,664
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	2,008,088
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39	250	398,437
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,456,000

				5,086,976

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%	06/15/51	1,834	1,916,187
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,556,477
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	231,529

				3,704,193

Building Materials — 0.1%
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	826,410
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(g)	5.375%	11/15/24	1,400	1,424,500

				2,250,910

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	794,471
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,500	1,676,250
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	551,687
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	45	47,654
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	347	542,594
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,156,509
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,082,384
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	55	53,930
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	381,547
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,258,856
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	575,990

				8,121,872

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(g)	6.375%	10/15/17	1,302	1,380,116
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(g)	6.700%	06/01/34	420	556,458
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(g)	7.000%	10/15/37	380	517,702
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	485	481,363
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	168	174,720

				3,110,359

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	890	836,290
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	1,085	1,111,485
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	920	946,930
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	3,925	3,975,868
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	735	752,684
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	605	605,381

				8,228,638

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	775	780,813
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	1,060	1,073,856
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%	10/02/17	330	350,605
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%	02/01/18	1,175	1,280,862
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	1,560	1,593,386

SEE NOTES TO FINANCIAL STATEMENTS.

A80

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
Discover Financial Services, Sr. Unsec’d. Notes	3.850%	11/21/22	900	$914,035
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%	11/15/20	766	789,103
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%	11/15/35	3,270	3,667,586
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	560	556,043
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%	06/15/18	240	259,500
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16	820	821,415
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	2.450%	07/15/24	475	496,029
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes	3.250%	06/15/25	1,155	1,279,939
Synchrony Financial, Sr. Unsec’d. Notes	2.700%	02/03/20	2,700	2,707,390

				16,570,562

Electric — 0.5%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%	08/01/16	175	175,664
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%	10/01/36	550	751,034
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%	04/01/36	310	411,070
Black Hills Corp., Sr. Unsec’d. Notes	2.500%	01/11/19	1,245	1,270,973
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%	03/15/33	590	842,015
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	5.500%	12/01/39	220	277,359
Dominion Resources, Inc., Jr. Sub. Notes	4.104%	04/01/21	3,210	3,396,931
Duke Energy Carolinas LLC, First Mortgage	6.050%	04/15/38	550	749,489
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	570	613,870
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	455	455,569
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	345	332,925
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	670	820,347
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%	06/15/26	990	1,013,007
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	615	674,028
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,425	1,565,293
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	355	386,782
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	295	388,528
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	145	169,709
Nevada Power Co., Gen. Ref. Mtge.	6.500%	05/15/18	1,260	1,382,881
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	610	667,822
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	350	396,184
NRG Energy, Inc., Gtd. Notes, 144A	7.250%	05/15/26	895	890,525
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	140	155,906
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	535	709,085
Southern California Edison Co., First Mortgage	3.600%	02/01/45	860	893,252
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	551,656
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	199	205,697

				20,147,601

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(c)(g)	5.250%	06/27/29	740	294,520

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	11/01/18	1,000	1,026,250

Food — 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%	06/01/26	1,630	1,643,330
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%	06/01/46	475	502,323
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%	07/15/35	815	934,741

				3,080,394

Food Service
Aramark Services, Inc., Gtd. Notes	5.125%	01/15/24	275	280,500

Forest Products & Paper — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(g)	5.400%	11/01/20	290	328,458
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	1,595	1,890,532
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	510	574,866

				2,793,856

SEE NOTES TO FINANCIAL STATEMENTS.

A81

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	$70,425

Healthcare – Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	1,025	1,104,070
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	3,205	3,493,851
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,269	1,435,417
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,966,097

					10,999,435

Healthcare – Services — 0.4%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	686,621
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,871,719
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	409,092
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	375,705
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	221	224,178
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	797,581
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	829,944
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,665	1,710,787
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	578,587
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	1,100	1,138,500
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	418,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	196,532
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	484,838
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,642,663
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	753,299
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	204,175
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	593,730

					16,915,951

Home Builders
D.R. Horton, Inc., Gtd. Notes	3.625%		02/15/18	450	457,177

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.200%		04/01/26	795	861,821
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,822,456

					2,684,277

Insurance — 0.7%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	584,543
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	1,980	1,915,539
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,151,328
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125%		03/15/26	2,455	2,574,176
Chubb Corp. (The), Gtd. Notes	6.375%	(b)	04/15/37	1,300	1,131,000
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	945	1,007,275
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	130	149,555
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	858,658
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	442,062
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,063,358
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,499,956
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	907,886
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	715,666
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	213,285
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,067,814
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	901,802
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%	(b)	10/16/44	1,925	2,071,523
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	473,280
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	768,290
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,379,747
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	137,507
Progressive Corp. (The), Jr. Sub. Notes	6.700%	(b)	06/15/37	735	674,362

SEE NOTES TO FINANCIAL STATEMENTS.

A82

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Insurance (continued)
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	$730,776
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,969,761
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	885	1,007,697
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	392,955
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	512,710

					28,302,511

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,071,900
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	598,554
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	1,017,940
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,054,422
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	495,109

					6,237,925

Machinery – Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,255	1,349,125
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	625	650,781
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,373,801

					3,373,707

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	639,236
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	120,394
AMC Networks, Inc., Gtd. Notes	5.000%		04/01/24	1,520	1,504,610
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,056,250
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	880	893,200
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A(a)	6.384%		10/23/35	875	1,036,162
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,050	1,253,722
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	280	332,924
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	363,669
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	729,534
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	678,813
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,349,998
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,770,149
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	257,920
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,843,640
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	123,447
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42	50	41,484
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	176,562
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	425	426,120
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,076,400

					15,674,234

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43	920	1,069,014
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.250%	(b)	10/19/75	1,135	1,195,155
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	530	499,299
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	425	469,455

					3,232,923

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,229,100
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	208,986
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	323,114
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.000%		08/07/19	264	302,418
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	650	981,142

SEE NOTES TO FINANCIAL STATEMENTS.

A83

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Miscellaneous Manufacturing (continued)
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	298	$403,036
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,300	1,326,000

					4,773,796

Oil & Gas — 0.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677%	(h)	10/10/36	2,000	755,580
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	374,437
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46	885	1,068,642
ConocoPhillips Co., Gtd. Notes(a)	4.950%		03/15/26	2,250	2,551,324
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45	275	256,540
Devon Energy Corp., Sr. Unsec’d. Notes(a)	5.600%		07/15/41	125	120,773
Devon Energy Corp., Sr. Unsec’d. Notes	5.850%		12/15/25	550	606,697
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	1,978,246
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	1,022,638
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650%		03/15/25	1,995	2,128,649
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21	1,070	981,867
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	497,172
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,621,572
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	615,843
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	2,880	3,021,370

					17,601,350

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,367,772
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000%		12/21/25	2,845	3,061,886

					5,429,658

Packaging & Containers — 0.1%
Ball Corp., Gtd. Notes	4.375%		12/15/20	630	662,681
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%		01/15/23	1,100	1,122,000
WestRock RKT Co., Gtd. Notes	4.900%		03/01/22	800	888,050

					2,672,731

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,231,200
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	1,996,261
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	1,041,828
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,810	1,860,175
Actavis Funding SCS, Gtd. Notes	4.750%		03/15/45	435	456,782
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	499,392
Johnson & Johnson, Sr. Unsec’d. Notes	3.550%		03/01/36	320	353,537
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	420	439,160
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,380	1,462,339
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,325	1,596,936
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	77,072
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	120	118,903

					11,133,585

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%		03/15/20	717	702,660
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%		06/01/21	675	696,926
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%		03/15/35	250	220,867
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150%		06/01/25	820	755,722
Enterprise Products Operating LLC, Gtd. Notes	3.750%		02/15/25	1,345	1,402,813
Enterprise Products Operating LLC, Gtd. Notes	3.950%		02/15/27	1,705	1,808,369
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%		02/15/18	510	538,317
MPLX LP, Sr. Unsec’d. Notes	4.000%		02/15/25	1,430	1,298,949
ONEOK Partners LP, Gtd. Notes	6.650%		10/01/36	145	151,762

					7,576,385

SEE NOTES TO FINANCIAL STATEMENTS.

A84

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	$84,758

Real Estate Investment Trusts (REITs) — 0.1%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	863,494
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	720,601
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	296,901
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	246,193

				2,127,189

Retail — 0.3%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	1,017,272
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	225	280,875
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26	730	775,824
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	874,882
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,560,200
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	528,241
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	370,116
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26	2,620	2,830,763
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625%	12/01/25	1,375	1,440,313
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	382,281

				10,060,767

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,497,647

Semiconductors
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23	1,500	1,567,500

Software — 0.2%
Fidelity National Information Services, Inc., Gtd. Notes	3.625%	10/15/20	2,210	2,336,235
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	1,650	1,693,374
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,183,834
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25	1,380	1,478,016
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	978,442

				9,669,901

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	280	343,309
AT&T Corp., Gtd. Notes	8.250%	11/15/31	7	10,068
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,539,258
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	439,887
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	875	896,764
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,000	1,026,611
AT&T, Inc., Sr. Unsec’d. Notes	5.150%	03/15/42	860	927,907
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	891,522
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	9.375%	12/15/30	400	616,272
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48	2,025	2,108,633
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,056	2,079,521
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.862%	08/21/46	1,256	1,372,917
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	3,306,965

				17,559,634

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	916,794
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	931,923
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	121,208

				1,969,925

TOTAL CORPORATE BONDS (cost $372,137,268)				394,088,898

SEE NOTES TO FINANCIAL STATEMENTS.

A85

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

FOREIGN AGENCIES — 0.6%	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	$859,762
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	674,831
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19	1,410	1,425,750
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	450,133
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	350	362,516
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	580	633,766
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21	800	813,236
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,754,946
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	3,158	3,170,042
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,110	1,175,379
Petroleos Mexicanos (Mexico), Gtd. Notes	8.625%	12/01/23	350	412,125
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,058,531
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,625,284
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,263,484
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	684,874
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, GMTN	1.750%	03/10/21	3,100	3,158,826

TOTAL FOREIGN AGENCIES (cost $21,069,565)				21,523,485

MUNICIPAL BONDS — 0.4%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	2,023,580
State of California, GO, BABs	7.300%	10/01/39	1,270	1,921,866
State of California, GO, BABs(a)	7.500%	04/01/34	475	720,499
State of California, GO, BABs	7.550%	04/01/39	245	387,663
State of California, GO, BABs	7.625%	03/01/40	215	339,167

				5,392,775

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	991,141

Illinois
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,464,310

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,674,914

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,480,752

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	576,385
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	361,920

				938,305

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	608,399

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	722,639

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,385,900

TOTAL MUNICIPAL BONDS (cost $10,338,080)				14,659,135

SOVEREIGN BONDS — 0.5%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,540,637
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21	500	536,750
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	601,750

SEE NOTES TO FINANCIAL STATEMENTS.

A86

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SOVEREIGN BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21	2,280	$2,595,488
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41	1,500	2,175,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	1,120	1,216,027
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		03/13/20	1,135	1,262,215
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	950	1,098,645
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	700	737,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	1,006	1,083,965
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	600	633,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	515	552,337
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	620	686,650
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125%		06/22/26	1,395	1,386,760
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	209,494
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44	400	498,880
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%		06/05/20	1,710	1,939,431

TOTAL SOVEREIGN BONDS (cost $18,136,512)					18,754,829

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	154	154,551
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,346	1,127,042
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%	(b)	07/26/36	2,037	2,035,306
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.608%	(b)	08/26/36	1,287	1,186,841
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.953%	(b)	02/25/35	686	659,213
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.051%	(b)	03/25/35	247	227,457
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.888%	(b)	02/25/37	578	551,908
Credit Suisse Mortgage Trust, Series 2015-12R, Class 1A1, 144A(d)	2.434%	(b)	10/30/47	903	900,168
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1(i)	2.403%	(b)	11/25/24	2,049	2,057,380
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.953%	(b)	02/25/25	478	478,178
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1(i)	1.603%	(b)	05/25/25	3,418	3,413,748
Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M1(i)	2.603%	(b)	09/25/28	1,454	1,471,269
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(i)	2.653%	(b)	10/25/28	1,926	1,946,066
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1(i)	1.353%	(b)	10/25/27	8,040	8,037,766
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1(i)	1.803%	(b)	04/25/28	2,331	2,335,391
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M1(i)	1.903%	(b)	07/25/28	3,658	3,669,854
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.446%	(b)	12/25/28	1,725	1,736,489
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.703%	(b)	11/25/28	1,600	1,609,276
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.948%	(b)	07/25/35	323	322,146
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(d)	3.539%	(b)	09/01/21	3,860	3,821,758
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(d)	2.457%	(b)	12/01/21	781	766,919
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.457%	(b)	03/01/20	3,342	3,273,537
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,075	1,053,013
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(d)	2.457%	(b)	04/01/20	1,842	1,807,601
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(d)	2.457%	(b)	05/01/20	5,353	5,232,725
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.978%	(b)	07/01/20	1,759	1,728,559
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457%	(b)	08/01/20	1,807	1,773,528
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.457%	(b)	10/01/20	1,894	1,859,462
LSTAR Securities Investment Trust, Series 2015-10, Class A1, 144A(d)	2.457%	(b)	11/01/20	947	926,090
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A	2.439%	(b)	01/01/21	3,777	3,665,345
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	47	47,040

SEE NOTES TO FINANCIAL STATEMENTS.

A87

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(b)	02/25/34	279	$276,431
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	66	66,044

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $60,557,556)					60,218,101

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.3%
Federal Home Loan Banks	5.500%		07/15/36	1,080	1,558,186
Federal Home Loan Mortgage Corp.	2.500%		TBA	7,500	7,751,130
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.598%	(b)	12/01/35	281	295,096
Federal Home Loan Mortgage Corp.	2.710%	(b)	06/01/36	425	448,967
Federal Home Loan Mortgage Corp.	3.000%		TBA	6,000	6,222,918
Federal Home Loan Mortgage Corp.	3.000%		10/01/28-06/01/45	14,383	15,014,661
Federal Home Loan Mortgage Corp.(j)	3.500%		TBA	24,500	25,805,860
Federal Home Loan Mortgage Corp.	3.500%		12/01/25-06/01/42	2,797	2,977,620
Federal Home Loan Mortgage Corp.(j)	4.000%		TBA	25,000	26,744,218
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-01/01/42	5,268	5,641,640
Federal Home Loan Mortgage Corp.	4.500%		02/01/19-10/01/41	10,448	11,421,259
Federal Home Loan Mortgage Corp.	5.000%		07/01/18-06/01/39	2,745	3,004,019
Federal Home Loan Mortgage Corp.	5.500%		12/01/33-07/01/38	2,976	3,343,068
Federal Home Loan Mortgage Corp.	6.000%		03/01/32-08/01/39	1,528	1,755,564
Federal Home Loan Mortgage Corp.	7.000%		01/01/31-10/01/32	197	219,972
Federal National Mortgage Assoc.	2.322%	(b)	06/01/37	138	138,381
Federal National Mortgage Assoc.	2.432%	(b)	07/01/33	265	278,039
Federal National Mortgage Assoc.	2.500%		TBA	17,750	18,363,958
Federal National Mortgage Assoc.	2.500%		01/01/28-10/01/43	3,454	3,549,753
Federal National Mortgage Assoc.	3.000%		TBA	50,000	51,794,910
Federal National Mortgage Assoc.	3.000%		02/01/27-07/01/43	31,819	33,234,489
Federal National Mortgage Assoc.	3.500%		TBA	29,000	30,563,280
Federal National Mortgage Assoc.	3.500%		07/01/27-07/01/43	38,352	40,662,629
Federal National Mortgage Assoc.	4.000%		TBA	13,250	14,193,682
Federal National Mortgage Assoc.	4.000%		10/01/41-09/01/44	11,101	11,914,438
Federal National Mortgage Assoc.	4.500%		TBA	500	545,779
Federal National Mortgage Assoc.	4.500%		11/01/18-07/01/42	8,152	8,958,355
Federal National Mortgage Assoc.(j)	5.000%		TBA	7,000	7,777,120
Federal National Mortgage Assoc.	5.000%		10/01/18-02/01/36	3,008	3,344,195
Federal National Mortgage Assoc.	5.500%		12/01/16-08/01/37	4,438	5,008,139
Federal National Mortgage Assoc.	6.000%		09/01/17-05/01/38	4,081	4,696,283
Federal National Mortgage Assoc.	6.250%		05/15/29	1,415	2,060,735
Federal National Mortgage Assoc.	6.500%		07/01/17-09/01/37	1,525	1,785,013
Federal National Mortgage Assoc.	7.000%		02/01/32-07/01/32	171	200,282
Federal National Mortgage Assoc.(k)	7.125%		01/15/30	3,270	5,130,254
Federal National Mortgage Assoc.	7.500%		05/01/32	18	18,468
Financing Corp., Strips Principal, Series A-P	1.282%	(h)	10/06/17	906	897,933
Government National Mortgage Assoc.(j)	3.000%		TBA	24,500	25,600,127
Government National Mortgage Assoc.	3.000%		03/15/45	2,314	2,418,988
Government National Mortgage Assoc.(j)	3.500%		TBA	42,000	44,554,220
Government National Mortgage Assoc.	3.500%		05/20/43	743	791,352
Government National Mortgage Assoc.	4.000%		TBA	5,000	5,344,531
Government National Mortgage Assoc.	4.000%		06/15/40-05/20/41	982	1,057,187
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,200,927
Government National Mortgage Assoc.	4.500%		04/15/40-02/20/41	6,240	6,833,346
Government National Mortgage Assoc.	5.000%		10/20/37	289	321,787
Government National Mortgage Assoc.	5.500%		11/15/32-02/15/36	1,952	2,228,887
Government National Mortgage Assoc.	6.000%		02/15/33-10/15/34	1,026	1,196,137
Government National Mortgage Assoc.	6.500%		10/15/23-07/15/35	1,180	1,376,200
Government National Mortgage Assoc.	8.000%		01/15/24-04/15/25	33	37,027

SEE NOTES TO FINANCIAL STATEMENTS.

A88

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	$5,806,615
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	5.500%		12/04/23-04/26/24	1,340	1,695,216
Israel Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.633%	(h)	11/01/24	100	84,127
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.657%	(h)	10/15/20	1,105	1,051,599
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.725%	(h)	10/15/19	1,882	1,821,637
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.804%	(h)	01/15/30	950	683,394
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	2.967%	(h)	04/15/30	2,100	1,513,336
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	2,375	3,636,849
Ukraine Government AID Bond, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	1,245	1,274,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $460,033,233)					469,744,986

U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Bonds(k)	2.500%		02/15/45	4,500	4,685,099
U.S. Treasury Bonds	2.750%		11/15/42	710	781,055
U.S. Treasury Bonds	2.875%		05/15/43	2,245	2,524,485
U.S. Treasury Bonds(l)	3.000%		11/15/44	1,535	1,764,891
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	10,512	10,771,079
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	1,797	1,940,144
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%		01/15/25	5,648	6,743,145
U.S. Treasury Notes	1.125%		06/30/21	30	30,149
U.S. Treasury Notes	1.375%		06/30/23	60	60,309
U.S. Treasury Notes(l)	2.125%		12/31/22	1,260	1,328,463
U.S. Treasury Strips Coupon(l)	2.184%	(h)	02/15/28	5,465	4,444,362
U.S. Treasury Strips Coupon	2.241%	(h)	05/15/28	2,735	2,210,244
U.S. Treasury Strips Coupon	2.280%	(h)	02/15/29	2,735	2,173,548
U.S. Treasury Strips Coupon	2.384%	(h)	05/15/29	5,640	4,449,644
U.S. Treasury Strips Coupon	2.752%	(h)	08/15/30	5,005	3,825,607
U.S. Treasury Strips Coupon	2.972%	(h)	02/15/37	5,955	3,793,716
U.S. Treasury Strips Principal(l)	2.474%	(h)	05/15/43	2,210	1,158,794
U.S. Treasury Strips Principal	2.543%	(h)	02/15/45	1,905	946,454
U.S. Treasury Strips Principal	2.873%	(h)	05/15/45	2,185	1,077,544
U.S. Treasury Strips Principal	3.628%	(h)	05/15/44	2,525	1,290,641

TOTAL U.S. TREASURY OBLIGATIONS (cost $52,742,257)					55,999,373

TOTAL LONG-TERM INVESTMENTS (cost $3,184,903,011)					3,638,428,566

SHORT-TERM INVESTMENTS — 11.9%				Shares
AFFILIATED MUTUAL FUNDS — 11.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $136,308,483)(m)(Note 4)				13,877,669	128,923,548
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $323,594,897; includes $38,995,211 of cash collateral for securities on loan)(m)(n)(Note 4)				323,594,897	323,594,897

TOTAL AFFILIATED MUTUAL FUNDS (cost $459,903,380)					452,518,445

SEE NOTES TO FINANCIAL STATEMENTS.

A89

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATION	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bill (cost $149,925)(k)	0.242%	(o)	09/15/16	150	$149,936

TOTAL SHORT-TERM INVESTMENTS (cost $460,053,305)					452,668,381

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 107.4% (cost $3,644,956,316)					4,091,096,947

U.S. GOVERNMENT AGENCY OBLIGATION — SHORT — (0.1)%
Federal National Mortgage Assoc.(j) (proceeds received $2,098,907)	3.500%		TBA	2,000,000	(2,110,313)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 107.3% (cost $3,642,857,409)					4,088,986,634
LIABILITIES IN EXCESS OF OTHER ASSETS(p) — (7.3)%					(281,363,759)

NET ASSETS — 100.0%					$3,807,622,875

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,042,457; cash collateral of $38,995,211 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(c)	Indicates a security or securities that have been deemed illiquid.

(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $15,090,274 and 0.4% of net assets.

(e)	Interest rate not available as of June 30, 2016.

(f)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.

(g)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,629,518. The aggregate value of $4,501,754 is approximately 0.1% of net assets.

(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.

(j)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $63,000,000 is approximately 1.7% of net assets.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(m)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(n)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(o)	Rate quoted represents yield-to-maturity as of purchase date.

(p)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
330	2 Year U.S. Treasury Notes	Sep. 2016	$71,878,765	$72,378,281	$499,516
893	5 Year U.S. Treasury Notes	Sep. 2016	107,890,812	109,092,508	1,201,696
406	10 Year U.S. Treasury Notes	Sep. 2016	52,899,397	53,991,656	1,092,259
580	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	101,451,525	108,097,500	6,645,975
2	ASX SPI 200 Index	Sep. 2016	192,511	193,013	502
21	Mini MSCI EAFE Index	Sep. 2016	1,699,749	1,695,960	(3,789)

					9,436,159

SEE NOTES TO FINANCIAL STATEMENTS.

A90

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Futures contracts outstanding at June 30, 2016 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Short Position:
611	20 Year U.S. Treasury Bonds	Sep. 2016	$99,263,674	$105,302,031	$(6,038,357)

					$3,397,802

A U.S. Treasury Obligation with a market value of $149,936 has been segregated with Goldman Sachs & Co. and a U.S. Government Agency Obligation and a U.S. Treasury Obligation with a combined market value of $2,823,483 have been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
2,720	07/11/18	0.947%	3 Month LIBOR(1)	$157	$(11,397)	$(11,554)
30,050	01/06/21	1.750%	3 Month LIBOR(2)	228	1,081,282	1,081,054
24,740	05/31/22	2.200%	3 Month LIBOR(1)	(50,182)	(1,631,373)	(1,581,191)
9,730	05/31/22	2.217%	3 Month LIBOR(1)	202	(651,138)	(651,340)
26,415	11/30/22	1.850%	3 Month LIBOR(1)	292	(1,227,270)	(1,227,562)
8,160	11/30/22	1.982%	3 Month LIBOR(1)	194	(447,020)	(447,214)
2,300	12/31/22	1.405%	3 Month LIBOR(1)	163	(42,411)	(42,574)
1,600	12/31/22	1.406%	3 Month LIBOR(1)	159	(29,653)	(29,812)
3,400	12/31/22	1.409%	3 Month LIBOR(1)	168	(63,550)	(63,718)
900	12/31/22	1.412%	3 Month LIBOR(1)	155	(16,977)	(17,132)
1,350	12/31/22	1.495%	3 Month LIBOR(1)	158	(32,647)	(32,805)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	203	(586,398)	(586,601)
34,470	01/08/26	2.210%	3 Month LIBOR(1)	349	(2,728,390)	(2,728,739)

				$(47,754)	$(6,386,942)	$(6,339,188)

(1)	Portfolio pays the fixed rate and receives the floating rate.

(2)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at June 30, 2016:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at June 30, 2016(3)	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate issues—Sell Protection (2):
General Motors Co.	06/20/19	5.000%	4,370	1.179%	$491,932	$483,750	$(8,182)
General Motors Co.	06/20/21	5.000%	1,560	1.819%	234,836	230,289	(4,547)

					$726,768	$714,039	$(12,729)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at June 30, 2016(5)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(459,366)	$509,908

U.S Treasury Obligations with a combined market value of $10,502,503 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at June 30, 2016.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

SEE NOTES TO FINANCIAL STATEMENTS.

A91

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$157,069	$—	$157,069
Deutsche Bank AG	09/08/16	2,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	198,192	—	198,192
Deutsche Bank AG	09/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	62,160	—	62,160
Deutsche Bank AG	09/08/16	1,400	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	44,826	—	44,826

				$462,247	$—	$462,247

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A92

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,172,536,514	$89,294,475	$—
Exchange Traded Fund	1,565,470	—	—
Preferred Stocks	573,540	790,135	—
Asset-Backed Securities
Collateralized Loan Obligations	—	57,408,720	—
Non-Residential Mortgage-Backed Securities	—	77,370,272	—
Residential Mortgage-Backed Securities	—	16,108,568	—
Bank Loans	—	8,827,860	582,000
Commercial Mortgage-Backed Securities	—	178,381,114	—
Corporate Bonds	—	394,088,898	—
Foreign Agencies	—	21,523,485	—
Municipal Bonds	—	14,659,135	—
Sovereign Bonds	—	18,754,829	—
Residential Mortgage-Backed Securities	—	45,709,827	14,508,274
U.S. Government Agency Obligations	—	469,744,986	—
U.S. Treasury Obligations	—	56,149,309	—
Rights – Spain	1,091	—	—
Affiliated Mutual Funds	452,518,445	—	—
U.S. Government Agency Obligation — Short	—	(2,110,313)	—
Other Financial Instruments*
Futures Contracts	3,397,802	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(6,339,188)	—
Centrally Cleared Credit Default Swap Agreements	—	497,179	—
OTC Total Return Swap Agreements	—	462,247	—

Total	$2,630,592,862	$1,441,321,538	$15,090,274

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	12.3%
Affiliated Mutual Funds (including 1.0% of collateral for securities on loan)	11.9
Banks	6.6
Commercial Mortgage-Backed Securities	4.7
Oil, Gas & Consumable Fuels	3.7
Pharmaceuticals	3.6
Software	3.0
Internet Software & Services	2.8
Biotechnology	2.2
Diversified Telecommunication Services	2.2
Insurance	2.1
Non-Residential Mortgage-Backed Securities	2.1
Residential Mortgage-Backed Securities	2.0
Technology Hardware, Storage & Peripherals	2.0
Health Care Providers & Services	2.0
Food & Staples Retailing	1.7
Electric Utilities	1.7
IT Services	1.7
Health Care Equipment & Supplies	1.7
Media	1.6
Household Products	1.6
Semiconductors & Semiconductor Equipment	1.6
Collateralized Loan Obligations	1.5

U.S. Treasury Obligations	1.5%
Real Estate Investment Trusts (REITs)	1.5
Aerospace & Defense	1.4
Hotels, Restaurants & Leisure	1.4
Tobacco	1.3
Capital Markets	1.3
Chemicals	1.3
Diversified Financial Services	1.2
Beverages	1.1
Industrial Conglomerates	1.1
Food Products	1.1
Specialty Retail	1.1
Internet & Catalog Retail	0.8
Automobiles	0.8
Communications Equipment	0.8
Electrical Equipment	0.8
Multiline Retail	0.7
Airlines	0.7
Foreign Agencies	0.6
Electric	0.5
Sovereign Bonds	0.5
Telecommunications	0.5
Textiles, Apparel & Luxury Goods	0.5
Oil & Gas	0.5

SEE NOTES TO FINANCIAL STATEMENTS.

A93

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Industry table (cont.)
Building Products	0.5%
Healthcare – Services	0.4
Air Freight & Logistics	0.4
Metals & Mining	0.4
Household Durables	0.4
Municipal Bonds	0.4
Machinery	0.4
Independent Power & Renewable Electricity Producers	0.3
Auto Manufacturers	0.3
Healthcare – Products	0.3
Multi-Utilities	0.3
Retail	0.3
Real Estate Management & Development	0.2
Consumer Finance	0.2
Computers	0.2
Professional Services	0.2
Pipelines	0.2
Energy Equipment & Services	0.2
Lodging	0.2
Technology	0.2
Agriculture	0.1
Oil & Gas Services	0.1

Gas Utilities	0.1%
Miscellaneous Manufacturing	0.1
Trading Companies & Distributors	0.1
Construction & Engineering	0.1
Food	0.1
Commercial Services & Supplies	0.1
Machinery – Diversified	0.1
Mining	0.1
Commercial Services	0.1
Forest Products & Paper	0.1
Housewares	0.1
Packaging & Containers	0.1
Electronic Equipment, Instruments & Components	0.1
Building Materials	0.1
Life Sciences Tools & Services	0.1
Transportation	0.1
Wireless Telecommunication Services	0.1
Road & Rail	0.1
Containers & Packaging	0.1
U.S. Government Agency Obligation – Short	(0.1)

107.3
Liabilities in excess of other assets	(7.3)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker — variation margin swaps	$509,908	*	Due from/to broker — variation margin swaps	$12,729	*
Equity contracts	Unaffiliated investments	1,091		—	—
Equity contracts	Due from/to broker — variation margin futures	502	*	Due from/to broker — variation margin futures	3,789	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	462,247		—	—
Interest rate contracts	Due from/to broker — variation margin swaps	1,081,054	*	Due from/to broker — variation margin swaps	7,420,242	*
Interest rate contracts	Due from/to broker — variation margin futures	9,439,446	*	Due from/to broker — variation margin futures	6,038,357	*

Total		$11,494,248			$13,475,117

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*	Options Purchased*	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(373,764)	$(373,764)
Equity contracts	(135)	—	—	4,474	—	4,339
Interest rate contracts	—	(843,772)	(576,573)	5,080,812	(508,158)	3,152,309

	$(135)	$(843,772)	$(576,573)	$5,085,286	$(881,922)	$2,782,884

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A94

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights**	Options Purchased**	Options Written	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(30,033)	$(30,033)
Equity contracts	(150)	—	—	(38,560)	—	(38,710)
Interest rate contracts	—	409,545	(241,909)	2,933,446	(4,167,294)	(1,066,212)

	$(150)	$409,545	$(241,909)	$2,894,886	$(4,197,327)	$(1,134,955)

**	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures— Long Positions(3)	Futures— Short Positions(3)
$199,106	$432,733	$379,076,060	$118,975,047

Interest Rate Swap Agreements(2)	Credit Default Swap Agreements— Buy Protection(2)	Credit Default Swap Agreements— Sell Protection(2)	Total Return Swap Agreements(2)
$206,585	$51,500	$5,350	$5,600

(1)	Cost.

(2)	Notional Amount in USD (000)

(3)	Value at Trade Date.

Offsetting of OTC derivative assets and liabilities:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$462,247	$—	$—	$462,247

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A95

FLEXIBLE MANAGED PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $38,042,457:
Unaffiliated investments (cost $3,185,052,936)	$3,638,578,502
Affiliated investments (cost $459,903,380)	452,518,445
Cash	35,294
Foreign currency, at value (cost $863,359)	858,238
Receivable for investments sold	200,384,137
Dividends and interest receivable	10,368,569
Tax reclaim receivable	624,183
Unrealized appreciation on OTC swap agreements	462,247
Due from broker—variation margin swaps	12,434
Receivable for Series shares sold	688
Prepaid expenses	4,297

Total Assets	4,303,847,034

LIABILITIES
Payable for investments purchased	452,328,866
Payable to broker for collateral for securities on loan	38,995,211
Securities sold short, at value (proceeds received $2,098,907)	2,110,313
Management fee payable	1,864,761
Payable for Series shares repurchased	604,187
Accrued expenses and other liabilities	310,954
Due to broker—variation margin futures	8,887
Affiliated transfer agent fee payable	980

Total Liabilities	496,224,159

NET ASSETS	$3,807,622,875

Net assets were comprised of:
Paid-in capital	$2,149,028,387
Retained earnings	1,658,594,488

Net assets, June 30, 2016	$3,807,622,875

Net asset value and redemption price per share $3,807,622,875 / 153,615,191 outstanding shares of beneficial interest	$24.79

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $403,330, of which $6,800 is reimbursable by an affiliate)	$27,826,868
Interest income	17,698,547
Affiliated dividend income	1,521,050
Affiliated income from securities lending, net	259,120

Total income	47,305,585

EXPENSES
Management fee	11,125,575
Custodian and accounting fees	283,000
Shareholders’ reports	111,000
Insurance expenses	25,000
Trustees’ fees	22,000
Audit fee	21,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	29,397

Total expenses	11,630,972

NET INVESTMENT INCOME (LOSS)	35,674,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	41,948,264
Futures transactions	5,085,286
Short sales transactions	(347,838)
Options written transactions	(576,573)
Swap agreement transactions	(881,922)
Foreign currency transactions	3,111

45,230,328

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $276,325)	46,367,723
Futures	2,894,886
Options written	(241,909)
Swap agreements	(4,197,327)
Foreign currencies	(5,898)

44,817,475

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	90,047,803

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,722,416

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$35,674,613	$67,622,207
Net realized gain (loss) on investment and foreign currency transactions	45,230,328	227,213,152
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,817,475	(255,176,199)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	125,722,416	39,659,160

SERIES SHARE TRANSACTIONS
Series shares sold [789,107 and 441,580 shares, respectively]	19,305,594	10,576,788
Series shares repurchased [4,554,681 and 9,397,959 shares, respectively]	(109,422,998)	(225,231,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(90,117,404)	(214,654,831)

Capital Contributions (Note 4)	3,201,924	—

TOTAL INCREASE (DECREASE)	38,806,936	(174,995,671)
NET ASSETS:
Beginning of period	3,768,815,939	3,943,811,610

End of period	$3,807,622,875	$3,768,815,939

SEE NOTES TO FINANCIAL STATEMENTS.

A96

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 91.9%
COMMON STOCKS — 91.9%	Shares	Value (Note 2)
Australia — 1.2%
AGL Energy Ltd.	60,000	$871,388
Arrium Ltd.*(a)	894,400	14,577
Asaleo Care Ltd.	733,400	1,160,412
Ausdrill Ltd.*	123,200	66,685
Bendigo & Adelaide Bank Ltd.	93,400	676,262
Bradken Ltd.*	98,900	74,523
Challenger Ltd.	102,500	669,658
CSR Ltd.	452,900	1,245,094
Downer EDI Ltd.	182,200	523,247
Lend Lease Group	96,000	911,921
Macquarie Group Ltd.	45,228	2,354,323
Metcash Ltd.	276,300	396,011
Mineral Resources Ltd.	49,900	314,168
Myer Holdings Ltd.	567,600	479,017
National Australia Bank Ltd.	33,588	644,871
Primary Health Care Ltd.	139,400	415,198
Qantas Airways Ltd.*	387,619	821,103

		11,638,458

Austria — 0.2%
OMV AG	36,200	1,017,611
Voestalpine AG	21,800	733,688

		1,751,299

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	279,507
Delhaize Group	15,200	1,605,649

		1,885,156

Canada — 1.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	57,058	2,450,232
Brookfield Asset Management, Inc. (Class A Stock)	110,643	3,658,964
Canadian Natural Resources Ltd.	125,900	3,881,497
Canadian Pacific Railway Ltd.	23,150	2,981,489
Suncor Energy, Inc.	70,416	1,953,411

		14,925,593

China — 1.2%
Baidu, Inc., ADR*	16,003	2,642,895
China Overseas Land & Investment Ltd.	954,000	3,041,210
NetEase, Inc., ADR	15,587	3,011,720
Shougang Fushan Resources Group Ltd.	956,000	171,157
Tencent Holdings Ltd.	113,100	2,594,477
Universal Health International Group Holding Ltd.	2,473,000	142,700

		11,604,159

Denmark — 0.4%
Novo Nordisk A/S (Class B Stock)	59,113	3,183,406
TDC A/S	39,500	193,569
Vestas Wind Systems A/S	5,725	389,125

		3,766,100

Finland — 0.6%
Kone OYJ (Class B Stock)	44,752	2,065,329
Sampo OYJ (Class A Stock)	58,134	2,377,477

COMMON STOCKS (continued)	Shares	Value (Note 2)
Finland (continued)
Tieto OYJ	20,400	$558,705
UPM-Kymmene OYJ	57,300	1,052,650

		6,054,161

France — 3.9%
Alstom SA*	26,800	618,776
Arkema SA	6,400	489,300
Atos SE	5,500	453,471
AXA SA	46,300	915,476
BNP Paribas SA	16,000	701,691
Cap Gemini SA	43,346	3,740,464
Cie Generale des Etablissements Michelin	12,000	1,130,892
CNP Assurances	46,700	689,004
Credit Agricole SA	78,500	659,947
Electricite de France SA	61,800	749,342
Engie SA	35,200	565,197
JCDecaux SA	55,951	1,886,499
Orange SA	59,200	962,626
Renault SA	12,300	928,624
Safran SA	31,984	2,153,870
Sanofi	36,100	2,999,299
SCOR SE	22,000	650,434
Societe Generale SA	21,300	666,393
Thales SA	5,600	465,050
Total SA	105,298	5,049,695
Total SA, ADR	90,450	4,350,645
Valeo SA	75,203	3,338,583
Vinci SA	38,305	2,703,075

		36,868,353

Germany — 2.0%
Allianz SE	9,800	1,398,049
Aurubis AG	14,200	645,716
BASF SE	13,500	1,035,168
Bayer AG	19,100	1,918,315
Bayerische Motoren Werke AG	12,200	887,860
Continental AG	8,079	1,528,769
Daimler AG	27,600	1,651,545
Deutsche Bank AG	27,100	374,608
Deutsche Lufthansa AG*	54,200	637,260
E.ON SE	46,000	464,364
Evonik Industries AG	36,500	1,088,017
Hannover Rueck SE	4,500	471,501
Metro AG	39,500	1,214,872
Muenchener Rueckversicherungs AG	6,800	1,140,331
Rational AG	2,182	1,009,811
Rheinmetall AG	13,300	791,071
Stada Arzneimittel AG	15,300	792,959
Volkswagen AG	7,400	980,969
Wincor Nixdorf AG*	13,000	694,651

		18,725,836

Hong Kong — 0.9%
AIA Group Ltd.	564,800	3,396,552
China Resources Cement Holdings Ltd.	1,046,000	337,217

SEE NOTES TO FINANCIAL STATEMENTS.

A97

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hong Kong (continued)
Huabao International Holdings Ltd.*	1,045,000	$373,146
Kingboard Chemical Holdings Ltd.	216,000	430,604
Lee & Man Paper Manufacturing Ltd.	1,244,000	929,362
PCCW Ltd.	870,000	584,597
Singamas Container Holdings Ltd.	2,676,000	256,739
Skyworth Digital Holdings Ltd.	1,072,000	884,552
WH Group Ltd., 144A	681,500	539,745
Yue Yuen Industrial Holdings Ltd.	220,500	873,912

		8,606,426

India — 0.8%
HDFC Bank Ltd., ADR	70,637	4,686,765
Tata Motors Ltd., ADR*	69,213	2,399,615

		7,086,380

Ireland — 1.3%
Experian PLC	166,388	3,156,740
Paddy Power Betfair PLC	18,617	1,956,588
Ryanair Holdings PLC, ADR	41,506	2,886,327
Smurfit Kappa Group PLC	35,200	775,050
XL Group PLC	99,302	3,307,750

		12,082,455

Israel — 0.5%
Bank Hapoalim BM	200,200	1,008,585
Elbit Systems Ltd.	7,700	697,283
Teva Pharmaceutical Industries Ltd.	16,300	824,947
Teva Pharmaceutical Industries Ltd., ADR	35,257	1,770,959

		4,301,774

Italy — 0.2%
Astaldi SpA	62,200	251,979
Enel SpA	302,800	1,344,271
Mediobanca SpA	87,600	504,735

		2,100,985

Japan — 6.9%
Aisan Industry Co. Ltd.	68,400	442,581
Alpine Electronics, Inc.	51,500	504,712
Aoyama Trading Co. Ltd.	9,900	365,076
Aozora Bank Ltd.	156,000	541,162
Asahi Kasei Corp.	76,000	528,887
Astellas Pharma, Inc.	75,600	1,185,585
Calsonic Kansei Corp.	105,000	797,972
Concordia Financial Group Ltd.	121,000	467,291
Daihatsu Motor Co. Ltd.	60,500	788,074
Daikin Industries Ltd.	36,400	3,059,230
Enplas Corp.	18,500	487,718
Fuji Heavy Industries Ltd.	59,874	2,058,072
Fujikura Ltd.	254,000	1,173,160
Fujitec Co. Ltd.	77,100	665,759
Heiwa Corp.	34,800	705,853
Isuzu Motors Ltd.	64,500	794,445
ITOCHU Corp.	37,100	453,852
Japan Airlines Co. Ltd.	28,000	900,833
Kaneka Corp.	74,000	493,747

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan (continued)
Kao Corp.	52,300	$3,046,065
KDDI Corp.	27,100	824,104
Keihin Corp.	54,300	837,841
Keyence Corp.	4,400	3,002,246
Komori Corp.	40,000	447,732
Konica Minolta, Inc.	129,600	944,079
Kureha Corp.	255,000	894,999
KYORIN Holdings, Inc.	37,400	733,373
Kyowa Exeo Corp.	66,900	836,969
Makita Corp.	35,300	2,343,817
Marubeni Corp.	109,700	495,596
Mitsubishi Corp.	39,200	690,208
Mitsubishi Gas Chemical Co., Inc.	234,000	1,220,758
Mitsubishi UFJ Financial Group, Inc.	202,800	909,123
Mizuho Financial Group, Inc.	597,700	860,126
Murata Manufacturing Co. Ltd.	16,200	1,816,257
Nippon Prologis REIT, Inc.	837	2,044,770
Nippon Telegraph & Telephone Corp.	51,200	2,401,020
Nishi-Nippon City Bank Ltd. (The)	243,000	426,916
Nissan Motor Co. Ltd.	140,100	1,250,297
Nisshinbo Holdings, Inc.	81,000	733,887
Nitori Holdings Co. Ltd.	20,900	2,534,837
NTT DOCOMO, Inc.	39,300	1,059,864
ORIX Corp.	197,800	2,559,624
Resona Holdings, Inc.	416,800	1,523,368
Ricoh Co. Ltd.	66,500	576,454
Sankyu, Inc.	126,000	676,339
Sawai Pharmaceutical Co. Ltd.	6,000	465,114
Seino Holdings Co. Ltd.	52,600	482,201
Shimachu Co. Ltd.	30,700	668,848
Shimano, Inc.	13,100	2,002,958
SKY Perfect JSAT Holdings, Inc.	151,000	698,466
SMC Corp.	4,900	1,205,528
Sumitomo Corp.	67,100	676,361
Sumitomo Mitsui Financial Group, Inc.	33,900	978,865
Sumitomo Osaka Cement Co. Ltd.	184,500	791,696
Toagosei Co. Ltd.	73,500	678,086
Toho Holdings Co. Ltd.	36,900	889,185
Towa Pharmaceutical Co. Ltd.	9,400	490,843
Toyo Tire & Rubber Co. Ltd.	35,200	383,726
Toyoda Gosei Co. Ltd.	33,200	591,270
Tsubakimoto Chain Co.	85,000	525,390
Tsumura & Co.	21,600	585,872
Yokohama Rubber Co. Ltd. (The)	45,000	564,390

		64,783,477

Liechtenstein
VP Bank AG	1,765	161,756

Mexico — 0.3%
Wal-Mart de Mexico SAB de CV	1,137,700	2,736,820

Netherlands — 3.0%
Aegon NV	95,000	376,422
ING Groep NV, CVA	58,400	604,204
Koninklijke Ahold NV	54,100	1,194,672

SEE NOTES TO FINANCIAL STATEMENTS.

A98

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Netherlands (continued)
NN Group NV	46,800	$1,288,336
NXP Semiconductors NV*	161,796	12,675,099
Royal Dutch Shell PLC (Class A Stock), ADR	117,600	6,493,872
Royal Dutch Shell PLC (Class A Stock)	88,916	2,439,014
Royal Dutch Shell PLC (Class B Stock)	94,000	2,597,100

		27,668,719

New Zealand — 0.2%
Air New Zealand Ltd.	606,600	909,132
Fletcher Building Ltd.	88,500	544,368
Spark New Zealand Ltd.	185,600	471,730

		1,925,230

Norway — 0.3%
DNB ASA	50,500	604,475
Fred Olsen Energy ASA*	12,600	38,248
Salmar ASA	34,100	1,014,758
Statoil ASA	37,300	644,486
Yara International ASA	23,200	736,990

		3,038,957

Singapore — 0.2%
DBS Group Holdings Ltd.	81,200	957,423
Wilmar International Ltd.	222,100	540,659

		1,498,082

South Africa — 0.4%
Bid Corp. Ltd.*	74,286	1,392,106
Bidvest Group Ltd. (The)	74,286	700,818
Discovery Ltd.	95,264	795,802
Mondi PLC	30,200	565,421

		3,454,147

South Korea — 0.3%
Samsung Electronics Co. Ltd.	1,988	2,475,758

Spain — 1.0%
Amadeus IT Holding SA (Class A Stock)	44,216	1,948,110
Banco Santander SA	94,600	367,114
Distribuidora Internacional de Alimentacion SA	100,600	587,194
Gas Natural SDG SA	47,300	940,216
Iberdrola SA	150,200	1,024,604
Industria de Diseno Textil SA	91,439	3,071,811
Mapfre SA	219,300	481,621
Repsol SA	57,200	733,243

		9,153,913

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	76,590	1,989,207
Boliden AB	42,300	826,715
Hexagon AB (Class B Stock)	56,508	2,067,964
Nordea Bank AB	83,600	709,233
Swedbank AB (Class A Stock)	29,700	623,792
Telefonaktiebolaget LM Ericsson (Class B Stock)	127,200	977,221
TeliaSonera AB	196,000	928,154

		8,122,286

COMMON STOCKS (continued)	Shares	Value (Note 2)
Switzerland — 3.2%
Actelion Ltd.*	24,281	$4,088,862
Aryzta AG	18,700	691,075
Baloise Holding AG	10,300	1,147,218
Bucher Industries AG	4,680	1,095,608
Cembra Money Bank AG	18,100	1,265,937
Credit Suisse Group AG*	113,100	1,204,789
Geberit AG	4,475	1,694,962
Georg Fischer AG	1,100	879,349
Helvetia Holding AG	1,400	728,348
Partners Group Holding AG	7,878	3,376,239
SGS SA	1,001	2,293,042
Swiss Life Holding AG*	7,200	1,663,905
Swiss Re AG	25,500	2,227,181
TE Connectivity Ltd.	39,450	2,252,989
UBS Group AG	47,400	615,043
Wolseley PLC	54,334	2,813,626
Zurich Insurance Group AG*	6,700	1,657,464

		29,695,637

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	853,000	4,298,862

United Kingdom — 5.2%
3i Group PLC	120,600	884,859
ARM Holdings PLC	70,231	1,066,795
AstraZeneca PLC	15,900	950,563
Aviva PLC	129,800	684,217
BAE Systems PLC	344,400	2,411,006
Barclays PLC	266,300	495,290
Barratt Developments PLC	109,300	593,942
Beazley PLC	129,500	629,598
Bellway PLC	25,400	644,339
Berkeley Group Holdings PLC	20,500	692,241
Bovis Homes Group PLC	66,300	647,000
BP PLC	317,500	1,858,501
BT Group PLC	100,400	551,861
Carillion PLC	145,900	455,626
Centrica PLC	220,400	666,491
Compass Group PLC	235,623	4,482,843
Crest Nicholson Holdings PLC	143,814	686,663
Debenhams PLC	301,400	222,734
easyJet PLC	25,500	370,558
GlaxoSmithKline PLC	52,400	1,125,296
Go-Ahead Group PLC	15,200	396,721
Home Retail Group PLC	16,300	33,380
HSBC Holdings PLC	196,000	1,214,335
IG Group Holdings PLC	163,312	1,768,397
Imperial Brands PLC	10,600	574,870
Intermediate Capital Group PLC	59,800	391,804
Interserve PLC	82,200	284,790
J. Sainsbury PLC	536,900	1,672,554
Johnson Matthey PLC	63,440	2,379,471
Keller Group PLC	48,200	582,355
Lloyds Banking Group PLC	1,133,000	820,625
Man Group PLC	308,300	479,004
Meggitt PLC	155,200	843,584
Micro Focus International PLC	70,434	1,519,555
Mitie Group PLC	247,100	818,833

SEE NOTES TO FINANCIAL STATEMENTS.

A99

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United Kingdom (continued)
National Express Group PLC	197,400	$779,102
Old Mutual PLC	194,100	524,357
Premier Foods PLC*	357,756	196,459
QinetiQ Group PLC	214,000	635,268
Reckitt Benckiser Group PLC	31,134	3,121,873
Relx PLC	185,568	3,417,145
Royal Mail PLC	85,300	573,095
Smiths Group PLC	32,000	494,505
St. James’s Place PLC	142,152	1,499,111
Vesuvius PLC	81,100	309,890
WM Morrison Supermarkets PLC	344,100	863,835
WPP PLC	129,577	2,700,581

		49,015,922

United States — 54.5%
AbbVie, Inc.	3,700	229,067
Adobe Systems, Inc.*	68,005	6,514,199
AES Corp.	374,000	4,667,520
Aetna, Inc.	36,300	4,433,319
Akamai Technologies, Inc.*	112,637	6,299,787
Alexion Pharmaceuticals, Inc.*	54,869	6,406,504
Alphabet, Inc. (Class A Stock)*	7,994	5,624,019
Alphabet, Inc. (Class C Stock)*	11,244	7,781,972
Amazon.com, Inc.*	18,829	13,474,409
American Express Co.	61,250	3,721,550
Ameriprise Financial, Inc.	42,350	3,805,147
Amgen, Inc.	7,300	1,110,695
Amphenol Corp. (Class A Stock)	156,780	8,988,197
ANSYS, Inc.*	58,229	5,284,282
Apache Corp.(b)	47,500	2,644,325
Apple, Inc.	25,700	2,456,920
Applied Materials, Inc.	102,750	2,462,918
Bank of America Corp.	186,650	2,476,846
Bank of New York Mellon Corp. (The)	132,600	5,151,510
Boeing Co. (The)	28,900	3,753,243
Bristol-Myers Squibb Co.	141,806	10,429,831
Bunge Ltd.	30,900	1,827,735
Carnival Corp.	64,900	2,868,580
CenterPoint Energy, Inc.	38,450	922,800
Charles Schwab Corp. (The)	110,680	2,801,311
Cisco Systems, Inc.	160,650	4,609,048
Citigroup, Inc.	83,050	3,520,489
Cognizant Technology Solutions Corp. (Class A Stock)*	111,352	6,373,788
Comcast Corp. (Class A Stock)	76,550	4,990,294
Costco Wholesale Corp.	68,205	10,710,913
Cummins, Inc.	15,200	1,709,088
Danaher Corp.	113,479	11,461,379
DaVita HealthCare Partners, Inc.*	84,519	6,535,009
E.I. du Pont de Nemours & Co.	48,650	3,152,520
Ecolab, Inc.	82,464	9,780,230
Entergy Corp.	25,300	2,058,155
EQT Corp.	25,450	1,970,594
Estee Lauder Cos., Inc. (The) (Class A Stock)	110,428	10,051,157
Exelon Corp.	110,350	4,012,326
Express Scripts Holding Co.*	112,167	8,502,259

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Exxon Mobil Corp.	62,250	$5,835,315
Facebook, Inc. (Class A Stock)*	107,613	12,298,014
Fastenal Co.	131,884	5,854,331
Fifth Third Bancorp	180,600	3,176,754
FirstEnergy Corp.	77,500	2,705,525
FleetCor Technologies, Inc.*	44,369	6,350,535
General Electric Co.	297,700	9,371,596
General Motors Co.	56,450	1,597,535
Genpact Ltd.*	279,339	7,497,459
Gilead Sciences, Inc.	20,550	1,714,281
Hess Corp.	25,700	1,544,570
Hologic, Inc.*	66,650	2,306,090
Illinois Tool Works, Inc.	28,150	2,932,104
International Paper Co.	56,450	2,392,351
Intuitive Surgical, Inc.*	15,236	10,077,243
Invesco Ltd.	64,950	1,658,823
Johnson & Johnson	50,600	6,137,780
Johnson Controls, Inc.	69,850	3,091,561
JPMorgan Chase & Co.	136,400	8,475,896
Juniper Networks, Inc.	43,450	977,191
Kohl’s Corp.(b)	43,250	1,640,040
Las Vegas Sands Corp.	37,800	1,643,922
Loews Corp.	70,100	2,880,409
Lowe’s Cos., Inc.	45,100	3,570,567
Marsh & McLennan Cos., Inc.	78,500	5,374,110
Mattel, Inc.	96,950	3,033,566
Mead Johnson Nutrition Co.	99,538	9,033,073
Medtronic PLC	72,121	6,257,939
Merck & Co., Inc.	79,650	4,588,636
MetLife, Inc.	124,350	4,952,860
Microsoft Corp.	135,650	6,941,210
Morgan Stanley	207,300	5,385,654
National Instruments Corp.	70,391	1,928,713
NetSuite, Inc.*(b)	77,675	5,654,740
News Corp. (Class A Stock)	155,300	1,762,655
Occidental Petroleum Corp.	42,800	3,233,968
PayPal Holdings, Inc.	64,030	2,337,735
PepsiCo, Inc.	41,500	4,396,510
Pfizer, Inc.	274,200	9,654,582
PG&E Corp.	134,400	8,590,848
Philip Morris International, Inc.	55,050	5,599,686
Procter & Gamble Co. (The)	51,050	4,322,403
QUALCOMM, Inc.	51,300	2,748,141
Raytheon Co.	17,950	2,440,303
salesforce.com, inc.*	121,374	9,638,309
SBA Communications Corp. (Class A Stock)*	64,146	6,923,919
Southwest Airlines Co.	52,050	2,040,881
Starbucks Corp.	201,384	11,503,054
T-Mobile U.S., Inc.*	34,050	1,473,344
Texas Instruments, Inc.	50,750	3,179,488
Thermo Fisher Scientific, Inc.	28,500	4,211,160
TripAdvisor, Inc.*	133,939	8,612,278
Twenty-First Century Fox (Class B Stock)	154,400	4,207,400
Tyco International PLC	75,650	3,222,690
Tyson Foods, Inc. (Class A Stock)	52,450	3,503,135
U.S. Bancorp	32,850	1,324,841

SEE NOTES TO FINANCIAL STATEMENTS.

A100

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
United States (continued)
Under Armour, Inc. (Class A Stock)*(b)	75,384	$3,025,160
Under Armour, Inc. (Class C Stock)*(b)	117,639	4,282,060
United Technologies Corp.	33,650	3,450,807
Vereit, Inc.	117,500	1,191,450
Visa, Inc. (Class A Stock)(b)	168,033	12,463,008
Vulcan Materials Co.	14,650	1,763,274
Wabtec Corp.	85,168	5,981,349
Wal-Mart Stores, Inc.	39,100	2,855,082
Wells Fargo & Co.	56,150	2,657,580
Weyerhaeuser Co.	81,250	2,418,813

		509,470,241

TOTAL COMMON STOCKS (cost $743,908,021)		858,896,942

RIGHTS*

	Units
Spain
Repsol SA, expiring 07/01/16 (cost $18,773)	57,200	18,599

TOTAL LONG-TERM INVESTMENTS (cost $743,926,794)		858,915,541

SHORT-TERM INVESTMENT — 3.5%

	Shares
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $32,578,587; includes $11,288,864 of cash collateral for securities on loan)(c)(d)(Note 4)	32,578,587	32,578,587

TOTAL INVESTMENTS — 95.4% (cost $776,505,381)		891,494,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		42,916,686

NET ASSETS — 100.0%		$934,410,814

See Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $14,577 and 0.0% of net assets.

(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,076,589; cash collateral of $11,288,864 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,623,881	$14,577
Austria	—	1,751,299	—
Belgium	—	1,885,156	—
Canada	14,925,593	—	—
China	5,654,615	5,949,544	—
Denmark	—	3,766,100	—
Finland	—	6,054,161	—
France	4,350,645	32,517,708	—
Germany	694,651	18,031,185	—
Hong Kong	—	8,606,426	—

SEE NOTES TO FINANCIAL STATEMENTS.

A101

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
India	$7,086,380	$—	$—
Ireland	6,194,077	5,888,378	—
Israel	1,770,959	2,530,815	—
Italy	—	2,100,985	—
Japan	467,291	64,316,186	—
Liechtenstein	—	161,756	—
Mexico	2,736,820	—	—
Netherlands	19,168,971	8,499,748	—
New Zealand	—	1,925,230	—
Norway	—	3,038,957	—
Singapore	—	1,498,082	—
South Africa	1,392,106	2,062,041	—
South Korea	—	2,475,758	—
Spain	—	9,153,913	—
Sweden	—	8,122,286	—
Switzerland	2,252,989	27,442,648	—
Taiwan	—	4,298,862	—
United Kingdom	481,249	48,534,673	—
United States	509,470,241	—	—
Rights – Spain	18,599	—	—
Affiliated Mutual Fund	32,578,587	—	—

Total	$609,243,773	$282,235,778	$14,577

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	5.1%
Oil, Gas & Consumable Fuels	4.9
Banks	4.7
Insurance	4.5
IT Services	4.4
Internet Software & Services	4.3
Software	3.7
Affiliated Mutual Fund (including 1.2% of collateral for securities on loan)	3.5
Capital Markets	3.2
Semiconductors & Semiconductor Equipment	2.9
Food & Staples Retailing	2.8
Industrial Conglomerates	2.6
Machinery	2.4
Chemicals	2.4
Hotels, Restaurants & Leisure	2.4
Internet & Catalog Retail	2.3
Health Care Providers & Services	2.2
Electronic Equipment, Instruments & Components	2.1
Media	2.1
Health Care Equipment & Supplies	2.0
Food Products	2.0
Aerospace & Defense	1.8
Personal Products	1.5
Automobiles	1.5
Biotechnology	1.4
Diversified Telecommunication Services	1.3
Auto Components	1.3
Multi-Utilities	1.3
Electric Utilities	1.2
Trading Companies & Distributors	1.2
Specialty Retail	1.0
Airlines	0.9

Textiles, Apparel & Luxury Goods	0.9%
Technology Hardware, Storage & Peripherals	0.9
Real Estate Management & Development	0.8
Household Products	0.8
Communications Equipment	0.7
Tobacco	0.7
Household Durables	0.7
Leisure Products	0.6
Real Estate Investment Trusts (REITs)	0.6
Professional Services	0.6
Road & Rail	0.6
Construction & Engineering	0.5
Diversified Financial Services	0.5
Consumer Finance	0.5
Commercial Services & Supplies	0.5
Building Products	0.5
Construction Materials	0.5
Independent Power & Renewable Electricity Producers	0.5
Beverages	0.5
Life Sciences Tools & Services	0.5
Wireless Telecommunication Services	0.4
Containers & Packaging	0.4
Paper & Forest Products	0.3
Metals & Mining	0.3
Multiline Retail	0.3
Electrical Equipment	0.2
Gas Utilities	0.1
Air Freight & Logistics	0.1

95.4
Other assets in excess of liabilities	4.6

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A102

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not designated for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$18,599	—	$—

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

For the six months ended June 30,2016, the Portfolio did not have any realized gain (loss) on derivatives recognized in income.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights*
Equity contracts	$403

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

A103

GLOBAL PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $11,076,589:
Unaffiliated investments (cost $743,926,794)	$858,915,541
Affiliated investments (cost $32,578,587)	32,578,587
Foreign currency, at value (cost $3,327,786)	3,319,084
Receivable for investments sold	52,543,507
Tax reclaim receivable	1,681,535
Dividends receivable	1,508,076
Receivable for Series shares sold	293
Prepaid expenses	812

Total Assets	950,547,435

LIABILITIES
Payable to broker for collateral for securities on loan	11,288,864
Payable for investments purchased	4,000,357
Management fee payable	571,874
Accrued expenses and other liabilities	181,071
Payable for Series shares repurchased	91,643
Payable to custodian	1,832
Affiliated transfer agent fee payable	980

Total Liabilities	16,136,621

NET ASSETS	$934,410,814

Net assets were comprised of:
Paid-in capital	$734,032,754
Retained earnings	200,378,060

Net assets, June 30, 2016	$934,410,814

Net asset value and redemption price per share $934,410,814 / 35,738,109 outstanding shares of beneficial interest	$26.15

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $948,739, of which $8,165 is reimbursable by an affiliate)	$11,412,294
Affiliated income from securities lending, net	275,063
Affiliated dividend income	67,225

Total income	11,754,582

EXPENSES
Management fee	3,447,550
Custodian and accounting fees	163,000
Shareholders’ reports	57,000
Audit fee	14,000
Trustees’ fees	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Miscellaneous	25,838

Total expenses	3,732,388
Less: Management fee waiver	(50,556)

Net expenses	3,681,832

NET INVESTMENT INCOME (LOSS)	8,072,750

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(5,621,973)
Foreign currency transactions	38,555

(5,583,418)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,586,906)
Foreign currencies	(18,591)

(10,605,497)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(16,188,915)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,116,165)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$8,072,750	$10,401,170
Net realized gain (loss) on investment and foreign currency transactions	(5,583,418)	30,378,029
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,605,497)	(12,947,986)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,116,165)	27,831,213

SERIES SHARE TRANSACTIONS
Series shares sold [81,893 and 10,575,719 shares, respectively]	2,099,436	267,851,761
Series shares repurchased [1,005,053 and 1,878,916 shares, respectively]	(25,667,548)	(49,569,010)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(23,568,112)	218,282,751

Capital Contributions (Note 4)	808,056	—

TOTAL INCREASE (DECREASE)	(30,876,221)	246,113,964
NET ASSETS:
Beginning of period	965,287,035	719,173,071

End of period	$934,410,814	$965,287,035

SEE NOTES TO FINANCIAL STATEMENTS.

A104

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 100.8% ASSET-BACKED SECURITIES — 5.9%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations — 5.8%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	2.228%	(a)	10/15/26	750	$745,938
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.734%	(a)	04/20/25	1,750	1,732,736
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	2.233%	(a)	10/17/26	750	746,247
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	2.163%	(a)	04/18/27	500	495,385
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	2.108%	(a)	01/15/26	600	595,008
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	2.033%	(a)	01/17/26	250	247,685
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	2.098%	(a)	10/15/26	3,250	3,228,960
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	2.098%	(a)	04/15/26	250	249,422
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	2.155%	(a)	07/22/27	500	497,070
Regatta IV Funding Ltd., Series 2014-1A, Class A1, 144A	2.048%	(a)	07/25/26	250	246,967
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	2.044%	(a)	10/20/23	500	498,899
Shackleton V CLO Ltd., Series 2014-5A, Class A, 144A	2.132%	(a)	05/07/26	750	748,781
Silver Spring CLO Ltd., Series 2014-1A, Class A, 144A	2.078%	(a)	10/15/26	1,489	1,466,705
Sound Point CLO IX Ltd., Series 2015-2A, Class A, 144A	2.154%	(a)	07/20/27	750	744,806
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	2.264%	(a)	04/20/26	1,500	1,492,076

					13,736,685

Non-Residential Mortgage-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	47	47,809
Small Business Administration Participation Certificates, Series 1997-20A, Class 1	7.150%		01/01/17	60	61,288
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	44	44,737
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	156	163,117

					316,951

TOTAL ASSET-BACKED SECURITIES (cost $14,083,409)					14,053,636

COMMERCIAL MORTGAGE-BACKED SECURITIES — 27.5%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,034	1,032,544
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	756,768
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,047	1,049,677
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	1,030,749
Commercial Mortgage Trust, Series 2015-CR24, Class A3	3.214%		08/10/55	1,600	1,691,979
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,077,830
Fannie Mae-Aces, Series 2012-M2, Class A2	2.717%		02/25/22	200	211,168
Fannie Mae-Aces, Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,926,507
Fannie Mae-Aces, Series 2014-M2, Class A2	3.513%	(a)	12/25/23	2,650	2,942,108
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	568,923
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,831,909
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%		01/25/25	1,600	1,701,081
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092%	(a)	04/25/27	1,600	1,737,328
Fannie Mae-Aces, Series 2015-M17, Class A2	3.038%	(a)	11/25/25	1,500	1,599,997
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	272,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,203,951
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.795%	(a)	06/25/20	17,978	863,829
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.840%	(a)	03/25/22	17,741	1,406,820
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.584%	(a)	05/25/22	9,037	637,716
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.620%	(a)	06/25/22	9,590	688,339

SEE NOTES TO FINANCIAL STATEMENTS.

A105

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	$2,101,486
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.013%	(a)	10/25/22	27,169	1,221,216
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310%	(a)	05/25/23	2,730	2,997,211
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060%	(a)	07/25/23	3,600	3,894,207
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class A2	3.389%		03/25/24	3,200	3,536,893
FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2	3.171%		10/25/24	4,000	4,357,320
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class A2	2.811%		01/25/25	3,200	3,395,126
FHLMC Multifamily Structured Pass-Through Certificates, Series K045, Class A2	3.023%		01/25/25	4,000	4,316,618
FHLMC Multifamily Structured Pass-Through Certificates, Series K151, Class A3	3.511%		04/25/30	400	442,994
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.610%	(a)	08/25/16	1,768	387
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.894%	(a)	05/25/19	7,986	336,845
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.818%	(a)	07/25/19	7,680	331,194
FHLMC Multifamily Structured Pass-Through Certificates, Series KS03, Class A4	3.161%		05/25/25	2,600	2,812,201
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,763,278
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,692,645
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.927%	(a)	06/15/49	156	158,179
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,755,686
ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AM	5.456%	(a)	07/12/46	1,200	1,201,004
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,500	1,513,905
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,723,930
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795%	(a)	07/15/45	1,000	999,111

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,230,743)					65,783,552

CORPORATE BOND — 1.0%
Diversified Financial Services
Private Export Funding Corp., U.S. Gov’t. Gtd. Notes (cost $2,438,660)	4.300%		12/15/21	2,160	2,469,517

FOREIGN AGENCY — 0.4%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A (cost $816,933)	3.150%		07/24/24	820	881,256

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	87	89,062
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	16	15,733
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	180	182,299
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	18	18,324
Merrill Lynch Mortgage Investors Trust Series, Series 2003-E, Class A1	1.073%	(a)	10/25/28	35	33,473
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.830%	(a)	02/25/34	161	158,948

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $495,783)					497,839

SEE NOTES TO FINANCIAL STATEMENTS.

A106

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.0%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,000	$1,034,109
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	864	896,759
Federal Home Loan Mortgage Corp.	2.743%	(a)	05/01/34	284	299,245
Federal Home Loan Mortgage Corp.	3.000%		TBA	3,000	3,104,337
Federal Home Loan Mortgage Corp.	3.000%		06/01/29-06/01/45	1,733	1,814,807
Federal Home Loan Mortgage Corp.(b)	3.500%		TBA	2,000	2,105,938
Federal Home Loan Mortgage Corp.	3.500%		TBA	2,000	2,108,438
Federal Home Loan Mortgage Corp.	3.500%		08/01/26-08/01/43	4,633	4,898,571
Federal Home Loan Mortgage Corp.(b)	4.000%		TBA	3,750	4,013,672
Federal Home Loan Mortgage Corp.	4.000%		TBA	3,000	3,208,125
Federal Home Loan Mortgage Corp.	4.000%		06/01/26-12/01/40	2,641	2,833,496
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,505	2,745,115
Federal Home Loan Mortgage Corp.	5.000%		06/01/33-05/01/34	1,094	1,219,360
Federal Home Loan Mortgage Corp.	5.500%		05/01/37-05/01/38	656	737,840
Federal Home Loan Mortgage Corp.	6.000%		09/01/34-08/01/39	490	559,974
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	80	91,969
Federal National Mortgage Assoc.	2.289%	(a)	07/01/33	807	854,176
Federal National Mortgage Assoc.	2.456%	(a)	06/01/34	265	281,369
Federal National Mortgage Assoc.	2.500%		TBA	6,000	6,207,535
Federal National Mortgage Assoc.	2.518%	(a)	08/01/33	539	569,586
Federal National Mortgage Assoc.	2.547%	(a)	04/01/34	238	250,350
Federal National Mortgage Assoc.	2.617%	(a)	04/01/34	128	133,827
Federal National Mortgage Assoc.	3.000%		TBA	13,750	14,243,600
Federal National Mortgage Assoc.	3.000%		08/01/28-02/01/31	3,640	3,820,391
Federal National Mortgage Assoc.	3.500%		TBA	14,750	15,545,116
Federal National Mortgage Assoc.	3.500%		03/01/27-06/01/39	1,217	1,289,361
Federal National Mortgage Assoc.	4.000%		TBA	2,000	2,142,443
Federal National Mortgage Assoc.	4.000%		09/01/40-09/01/44	4,106	4,412,008
Federal National Mortgage Assoc.	4.500%		05/01/40	3,362	3,717,661
Federal National Mortgage Assoc.	5.000%		07/01/18-05/01/36	1,718	1,878,740
Federal National Mortgage Assoc.	5.500%		01/01/17-11/01/35	4,749	5,387,687
Federal National Mortgage Assoc.	6.000%		05/01/21-05/01/38	776	886,981
Federal National Mortgage Assoc.	6.500%		07/01/32-10/01/37	1,258	1,511,816
Federal National Mortgage Assoc.	7.000%		12/01/31-01/01/36	153	176,521
Federal National Mortgage Assoc.	8.000%		10/01/23-02/01/26	7	7,154
Federal National Mortgage Assoc.	9.000%		02/01/25-04/01/25	25	29,088
Financing Corp. Strips Principal, Series 4-P, PO	1.390%	(c)	10/06/17	2,700	2,677,774
Government National Mortgage Assoc.(b)	3.000%		TBA	2,500	2,613,916
Government National Mortgage Assoc.	3.000%		TBA	3,500	3,652,373
Government National Mortgage Assoc.	3.000%		03/15/45	2,776	2,902,786
Government National Mortgage Assoc.(b)	3.500%		TBA	7,500	7,960,254
Government National Mortgage Assoc.	3.500%		TBA	3,500	3,709,863
Government National Mortgage Assoc.	4.000%		06/15/40	363	389,780
Government National Mortgage Assoc.	4.500%		02/20/41-03/20/41	1,909	2,084,383
Government National Mortgage Assoc.	5.000%		07/15/33-04/15/34	673	759,221
Government National Mortgage Assoc.	5.500%		03/15/34-03/15/36	583	669,026
Government National Mortgage Assoc.	6.500%		07/15/32-08/15/32	193	230,087
Government National Mortgage Assoc.	7.000%		03/15/23-08/15/28	374	411,848
Government National Mortgage Assoc.	7.500%		12/15/25-02/15/26	63	69,762
Government National Mortgage Assoc.	8.500%		09/15/24-04/15/25	127	144,124
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	1,520	1,619,460
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	3.000%		06/30/25	1,040	1,133,912
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.220%	(c)	07/15/20	740	706,454
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	1.734%	(c)	10/15/19	3,300	3,194,156
Residual Funding Corp. Strips Principal, Unsec’d. Notes, PO	3.001%	(c)	04/15/30	635	457,604
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25	510	704,997
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30	400	612,522

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $128,372,461)					131,721,467

SEE NOTES TO FINANCIAL STATEMENTS.

A107

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. TREASURY OBLIGATIONS — 10.8%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. Treasury Bonds(d)	2.500%		02/15/45-02/15/46	2,115	$2,202,206
U.S. Treasury Bonds	2.500%		05/15/46	605	630,452
U.S. Treasury Bonds	3.000%		05/15/45	950	1,091,943
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/21	3,694	3,785,132
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000%		02/15/46	631	681,230
U.S. Treasury Notes(d)	1.000%		03/15/18	655	659,503
U.S. Treasury Notes	1.125%		06/30/21	290	291,439
U.S. Treasury Notes	1.625%		04/30/23	2,710	2,770,869
U.S. Treasury Notes	2.000%		02/15/25	1,030	1,077,638
U.S. Treasury Notes	2.125%		09/30/21-05/15/25	4,365	4,602,743
U.S. Treasury Strips Coupon	2.037%	(c)	02/15/22	1,690	1,576,767
U.S. Treasury Strips Coupon	2.184%	(c)	02/15/28	550	447,283
U.S. Treasury Strips Coupon	2.384%	(c)	05/15/29	565	445,753
U.S. Treasury Strips Coupon(e)	2.404%	(c)	08/15/21	2,525	2,384,373
U.S. Treasury Strips Coupon	4.138%	(c)	02/15/42	3,725	2,003,983
U.S. Treasury Strips Principal, PO	2.351%	(c)	05/15/43	595	311,983
U.S. Treasury Strips Principal, PO	2.543%	(c)	02/15/45	515	255,865
U.S. Treasury Strips Principal, PO	2.952%	(c)	05/15/45	800	394,524
U.S. Treasury Strips Principal, PO	3.005%	(c)	11/15/44	715	358,031

TOTAL U.S. TREASURY OBLIGATIONS (cost $24,454,754)					25,971,717

TOTAL LONG-TERM INVESTMENTS (cost $233,892,743)					241,378,984

SHORT-TERM INVESTMENTS — 27.2%

				Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $39,533,160)(f)(Note 4)				4,050,491	37,629,057
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $27,573,669)(f)(Note 4)				27,573,669	27,573,669

TOTAL SHORT-TERM INVESTMENTS (cost $67,106,829)					65,202,726

TOTAL INVESTMENTS 128.0% (cost $300,999,572)					306,581,710
LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (28.0)%					(67,072,460)

NET ASSETS — 100.0%					$239,509,250

See the Glossary for abbreviations used in the semiannual report.

#	Principal or notional amount shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $15,750,000 is approximately 6.6% of net assets.

(c)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.

(d)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

A108

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
59	2 Year U.S. Treasury Notes	Sep. 2016	$12,849,174	$12,940,359	$91,185
151	5 Year U.S. Treasury Notes	Sep. 2016	18,391,698	18,446,773	55,075
132	10 Year U.S. Treasury Notes	Sep. 2016	17,155,369	17,553,938	398,569
151	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	26,397,325	28,142,625	1,745,300

					2,290,129

Short Position:
176	20 Year U.S. Treasury Bonds	Sep. 2016	28,595,035	30,332,500	(1,737,465)

					$552,664

Cash of $100,000 and a U.S. Treasury Obligation with a market value of $844,210 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

Interest rate swap agreements outstanding at June 30, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
19,280	01/06/21	1.750%	3 Month LIBOR(2)	$200	$693,748	$693,548
5,100	01/13/22	2.351%	3 Month LIBOR(1)	180	(359,517)	(359,697)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(375,994)	(376,173)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	161	(131,800)	(131,961)
5,470	05/31/22	2.217%	3 Month LIBOR(1)	179	(366,056)	(366,235)
11,780	11/30/22	1.850%	3 Month LIBOR(1)	213	(547,312)	(547,525)
3,600	11/30/22	1.982%	3 Month LIBOR(1)	169	(197,215)	(197,384)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(1,082,802)	(1,083,022)
5,290	09/17/24	2.732%	3 Month LIBOR(1)	111	(609,672)	(609,783)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	(146,995)	(147,158)
1,630	01/08/26	2.210%	3 Month LIBOR(1)	23	(129,019)	(129,042)

				$1,798	$(3,252,634)	$(3,254,432)

U.S. Treasury Obligations with a combined market value of $1,443,880 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at June 30, 2016.

(1)	The Portfolio pays the fixed rate and receives the floating rate.

(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at June 30, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$56,096	$—	$56,096
Deutsche Bank AG	09/08/16	1,000	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	70,783	—	70,783
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	16,009	—	16,009

SEE NOTES TO FINANCIAL STATEMENTS.

A109

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Total return swap agreements outstanding at June 30, 2016 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (continued):
Deutsche Bank AG	09/08/16	500	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	$22,200	$—	$22,200

				$165,088	$—	$165,088

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,736,685	$—
Non-Residential Mortgage-Backed Securities	—	316,951	—
Commercial Mortgage-Backed Securities	—	65,783,552	—
Corporate Bond	—	2,469,517	—
Foreign Agency	—	881,256	—
Residential Mortgage-Backed Securities	—	497,839	—
U.S. Government Agency Obligations	—	131,721,467	—
U.S. Treasury Obligations	—	25,971,717	—
Affiliated Mutual Funds	65,202,726	—	—
Other Financial Instruments*
Futures Contracts	552,664	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(3,254,432)	—
OTC Total Return Swap Agreements	—	165,088	—

Total	$65,755,390	$238,289,640	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	55.0%
Commercial Mortgage-Backed Securities	27.5
Affiliated Mutual Funds	27.2
U.S. Treasury Obligations	10.8
Collateralized Loan Obligations	5.8
Diversified Financial Services	1.0
Foreign Agency	0.4

Residential Mortgage-Backed Securities	0.2%
Non-Residential Mortgage-Backed Securities	0.1

128.0
Liabilities in excess of other assets	(28.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A110

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker — variation margin futures	$2,290,129	*	Due from/to broker — variation margin futures	$1,737,465	*
Interest rate contracts	Due from/to broker — variation margin swaps	693,548	*	Due from/to broker — variation margin swaps	3,947,980	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	165,088		—	—

Total		$3,148,765			$5,685,445

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Interest rate contracts	$(384,680)	$(157,665)	$2,071,033	$2,325	$565,809	$2,096,822

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Options Written	Futures	Swaps	Total
Interest rate contracts	$214,775	$(127,080)	$383,621	$(2,256,576)	$(1,785,260)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended June 30, 2016, the Portfolio’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(2)	Futures Contracts— Long Positions(3)	Futures Contracts— Short Position(3)	Interest Rate Swap Agreements(2)
$104,646	$220,320	$95,916,078	$41,084,922	$99,165

Total Return Swap Agreements(2)
$2,000

(1)	Cost.

(2)	Notional Amount in USD (000).

(3)	Value at Trade Date.

SEE NOTES TO FINANCIAL STATEMENTS.

A111

GOVERNMENT INCOME PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Offsetting of OTC derivative assets and liabilities:

The Portfolio invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross amounts of recognized assets(1)	Gross amounts available for offset	Collateral Received	Net Amount
Deutsche Bank AG	$165,088	$—	$—	$165,088

Counterparty	Gross amounts of recognized liabilities(2)	Gross amounts available for offset	Collateral Pledged	Net Amount
Deutsche Bank AG	$—	$—	$—	$—

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.

(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.

SEE NOTES TO FINANCIAL STATEMENTS.

A112

GOVERNMENT INCOME PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value:
Unaffiliated investments (cost $233,892,743)	$241,378,984
Affiliated investments (cost $67,106,829)	65,202,726
Deposit with broker for futures	100,000
Receivable for investments sold	71,092,476
Dividends and interest receivable	739,109
Unrealized appreciation on OTC swap agreements	165,088
Due from broker—variation margin swaps	33,256
Receivable for Series shares sold	748
Prepaid expenses	367

Total Assets	378,712,754

LIABILITIES
Payable for investments purchased	138,968,452
Accrued expenses and other liabilities	104,117
Management fee payable	78,099
Payable for Series shares repurchased	42,394
Due to broker—variation margin futures	8,941
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	521

Total Liabilities	139,203,504

NET ASSETS	$239,509,250

Net assets were comprised of:
Paid-in capital	$212,553,096
Retained earnings	26,956,154

Net assets, June 30, 2016	$239,509,250

Net asset value and redemption price per share $239,509,250 / 19,008,235 outstanding shares of beneficial interest	$12.60

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$2,249,176
Affiliated dividend income	320,326
Affiliated income from securities lending, net	4,702

Total income	2,574,204

EXPENSES
Management fee	469,670
Shareholders’ reports	52,000
Custodian and accounting fees	40,000
Audit fee	17,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	2,000
Loan interest expense	38
Miscellaneous	8,643

Total expenses	606,351

NET INVESTMENT INCOME (LOSS)	1,967,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	2,973,434
Futures transactions	2,071,033
Options written transactions	(157,665)
Forward rate agreement transactions	2,325
Swap agreement transactions	565,809

5,454,936

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $80,652)	6,050,073
Futures	383,621
Options written	(127,080)
Swap agreements	(2,256,576)

4,050,038

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	9,504,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,472,827

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$1,967,853	$4,806,869
Net realized gain (loss) on investment transactions	5,454,936	1,519,137
Net change in unrealized appreciation (depreciation) on investments	4,050,038	(3,732,049)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,472,827	2,593,957

SERIES SHARE TRANSACTIONS
Series shares sold [439,515 and 446,808 shares, respectively]	5,402,445	5,381,539
Series shares repurchased [746,818 and 9,585,972 shares, respectively]	(9,192,690)	(115,358,336)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(3,790,245)	(109,976,797)

Capital Contributions (Note 4)	28,977	—

TOTAL INCREASE (DECREASE)	7,711,559	(107,382,840)
NET ASSETS:
Beginning of period	231,797,691	339,180,531

End of period	$239,509,250	$231,797,691

SEE NOTES TO FINANCIAL STATEMENTS.

A113

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 95.8% ASSET-BACKED SECURITIES — 0.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Collateralized Loan Obligations
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, MTN, 144A	0.861%	(a)	07/15/21	205	$201,936
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.878%	(a)	08/17/22	13,000	11,885,064

TOTAL ASSET-BACKED SECURITIES (cost $11,947,838)					12,087,000

BANK LOANS(a) — 1.4%
Capital Goods — 0.1%
Neff Rental LLC(b)	7.250%	(a)	06/09/21	4,384	4,165,052

Chemicals — 0.3%
MacDermid, Inc.	5.500%	(a)	06/07/20	3,950	3,887,509
Solenis International LP	7.750%	(a)	07/31/22	7,500	6,909,375

					10,796,884

Energy – Other
American Energy Marcellus LLC	8.500%	(a)	08/04/21	3,675	545,124

Entertainment — 0.1%
Scientific Games International, Inc.	6.000%	(a)	10/16/20	1,990	1,962,436

Gaming — 0.2%
CCM Merger, Inc.	4.500%	(a)	08/06/21	5,491	5,484,441
Golden Nugget, Inc.	5.500%	(a)	11/21/19	2,565	2,564,920

					8,049,361

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%	(a)	12/28/20	1,750	1,751,458

Retail — 0.1%
Rite Aid Corp.	4.875%	(a)	06/21/21	3,000	2,998,125

Technology — 0.5%
Evergreen Skills Lux Sarl (Luxembourg)(b)	9.250%	(a)	04/28/22	13,700	6,165,000
Kronos, Inc.	9.750%	(a)	04/30/20	10,150	10,192,259

					16,357,259

TOTAL BANK LOANS (cost $57,543,318)					46,625,699

COLLATERALIZED MORTGAGE OBLIGATIONS
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.997%	(a)	10/25/35	80	69,607
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.663%	(a)	10/25/46	34	22,282
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	2.478%	(a)	09/25/45	13	12,092
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.853%	(a)	05/25/35	28	20,638
Banc of America Funding Trust, Series 2006-B, Class 2A1	3.043%	(a)	03/20/36	87	74,711
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.930%	(a)	10/25/35	31	30,918
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	3.028%	(a)	09/25/37	63	57,338
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	2.649%	(a)	10/25/35	20	15,395
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.952%	(a)	02/25/37	31	25,761
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.658%	(a)	07/20/46	26	12,514
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.643%	(a)	09/25/46	32	24,310
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	1.093%	(a)	03/25/35	67	54,602
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.628%	(a)	07/19/46	41	23,796
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.698%	(a)	09/19/46	9	280
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.643%	(a)	09/25/46	32	25,931
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	24	20,309
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.663%	(a)	04/25/46	22	15,292
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.131%	(a)	02/25/36	138	110,429
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.783%	(a)	03/25/37	137	30,959
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	45	37,525
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.643%	(a)	07/25/46	42	33,070

SEE NOTES TO FINANCIAL STATEMENTS.

A114

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.803%	(a)	04/25/36	97	$34,731
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.503%	(a)	02/25/37	25	22,688
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.668%	(a)	02/25/37	31	26,996

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $764,546)					802,174

CORPORATE BONDS — 93.6%
Advertising — 0.3%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750%		10/01/22	13,150	11,539,125

Aerospace & Defense — 0.9%
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,094,808
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	6,907,687
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	6,550	6,583,929
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	4,675	4,742,227
TransDigm, Inc., Gtd. Notes	7.500%		07/15/21	5,245	5,559,700
TransDigm, Inc., Gtd. Notes, 144A	6.375%		06/15/26	2,400	2,394,000

					29,282,351

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes(c)	7.750%		02/15/21	2,440	2,540,650

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%		05/01/25	4,150	4,170,750

Auto Manufacturers — 0.2%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes(c)	5.250%		04/15/23	5,925	5,887,969
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(c)	5.625%		02/01/23	650	675,187

					6,563,156

Auto Parts & Equipment — 2.1%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.250%		03/15/21	3,675	3,812,812
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	749,250
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	2,375	2,435,562
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	796,313
Lear Corp., Gtd. Notes	5.250%		01/15/25	12,700	13,319,125
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	8,525	7,288,875
Meritor, Inc., Gtd. Notes(c)	6.750%		06/15/21	8,075	7,550,125
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,300	7,409,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A(c)	6.750%		11/15/22	1,756	1,931,805
TI Group Automotive Systems LLC, Sr. Unsec’d. Notes, 144A(c)	8.750%		07/15/23	7,200	7,056,000
Titan International, Inc., Sr. Sec’d. Notes(c)	6.875%		10/01/20	4,425	3,722,531
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	6,825	6,918,844
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.750%		04/29/25	8,775	8,890,128

					71,880,870

Banks — 2.5%
Bank of America Corp., Series AA, Jr. Sub. Notes	6.100%	(a)	12/31/49	7,500	7,612,500
Bank of America Corp., Series K, Jr. Sub. Notes	8.000%	(a)	12/29/49	730	725,438
Bank of America Corp., Series M, Jr. Sub. Notes	8.125%	(a)	12/29/49	1,250	1,253,125
Bank of America Corp., Series X, Jr. Sub. Notes	6.250%	(a)	12/31/49	3,025	3,072,190
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	7,175	7,300,562
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	781,875
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,857,094
Citigroup, Inc., Series N, Jr. Sub. Notes	5.800%	(a)	12/31/49	9,515	9,193,869
Citigroup, Inc., Series O, Jr. Sub. Notes	5.875%	(a)	12/31/49	3,950	3,792,000
Citigroup, Inc., Series P, Jr. Sub. Notes	5.950%	(a)	12/31/49	10,000	9,775,000
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375%	(a)	12/31/49	3,925	3,881,511
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	429,041

SEE NOTES TO FINANCIAL STATEMENTS.

A115

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Banks (continued)
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	(a)	04/29/49	1,596	$1,627,920
JPMorgan Chase & Co., Series Q, Jr. Sub. Notes(c)	5.150%	(a)	12/31/49	3,100	3,015,060
JPMorgan Chase & Co., Series R, Jr. Sub. Notes	6.000%	(a)	12/31/49	1,050	1,072,312
JPMorgan Chase & Co., Series U, Jr. Sub. Notes	6.125%	(a)	12/31/49	1,500	1,554,375
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100%	(a)	12/31/49	7,675	7,914,844
Morgan Stanley, Series H, Jr. Sub. Notes	5.450%	(a)	12/31/49	4,975	4,776,000
Morgan Stanley, Series J, Jr. Sub. Notes	5.550%	(a)	12/31/49	2,700	2,674,620
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900%	(a)	12/31/49	11,350	11,676,312

					83,985,648

Beverages — 0.2%
Constellation Brands, Inc., Gtd. Notes	4.750%		12/01/25	1,950	2,054,813
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,350	5,577,375

					7,632,188

Building Materials — 2.0%
Builders FirstSource, Inc., Gtd. Notes, 144A(d)	10.750%		08/15/23	9,550	10,385,625
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	5,975	6,572,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25	300	284,250
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, MTN, 144A	7.750%		04/16/26	4,625	4,852,087
Griffon Corp., Gtd. Notes	5.250%		03/01/22	11,235	11,094,562
Griffon Corp., Gtd. Notes, 144A	5.250%		03/01/22	4,725	4,665,938
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%		02/15/23	4,275	4,371,188
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(c)(d)(e)	5.375%		11/15/24	6,250	6,359,375
Summit Materials LLC/Summit Materials Finance Corp., Sr. Unsec’d. Notes, 144A	8.500%		04/15/22	4,800	5,082,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%		07/15/23	6,550	6,455,811
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24	5,300	5,300,000
USG Corp., Gtd. Notes, 144A	5.500%		03/01/25	700	733,250

					66,156,586

Chemicals — 4.5%
A Schulman, Inc., Gtd. Notes, 144A	6.875%		06/01/23	6,350	6,340,475
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43	4,000	4,000,000
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%		05/01/21	8,145	8,582,794
Axiall Corp., Gtd. Notes	4.875%		05/15/23	5,650	5,805,375
Blue Cube Spinco, Inc., Gtd. Notes, 144A(c)	9.750%		10/15/23	6,440	7,454,300
Blue Cube Spinco, Inc., Gtd. Notes, 144A(c)	10.000%		10/15/25	2,940	3,395,700
Chemours Co. (The), Sr. Unsec’d. Notes	6.625%		05/15/23	9,255	7,866,750
Chemours Co. (The), Sr. Unsec’d. Notes	7.000%		05/15/25	6,650	5,577,688
Chemtura Corp., Gtd. Notes	5.750%		07/15/21	14,331	14,474,310
CVR Partners LP/ CVR Nitrogen Finance Corp., Sr. Sec’d. Notes, 144A	9.250%		06/15/23	7,575	7,707,562
Eagle Spinco, Inc., Gtd. Notes	4.625%		02/15/21	6,150	6,296,062
GCP Applied Technologies, Inc., Gtd. Notes, 144A	9.500%		02/01/23	4,175	4,665,563
Hexion, Inc., Sec’d. Notes(c)	9.000%		11/15/20	20,180	13,318,800
Hexion, Inc., Sr. Sec’d. Notes	6.625%		04/15/20	7,585	6,343,335
Hexion, Inc., Sr. Sec’d. Notes	8.875%		02/01/18	9,275	8,046,062
Hexion, Inc., Sr. Sec’d. Notes	10.000%		04/15/20	6,025	5,633,375
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	6.500%		02/01/22	5,845	5,114,375
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%		05/01/21	3,525	3,551,438
PQ Corp., Sr. Sec’d. Notes, 144A (original cost $3,025,000; purchased 04/26/16)(d)(e)	6.750%		11/15/22	3,025	3,153,563
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $17,217,913; purchased 12/11/12-10/07/15)(d)(e)	8.750%		12/15/20	17,445	13,650,712
Tronox Finance LLC, Gtd. Notes	6.375%		08/15/20	3,901	2,896,493

SEE NOTES TO FINANCIAL STATEMENTS.

A116

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Chemicals (continued)
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $7,122,875; purchased 10/10/13-04/01/16)(d)(e)	7.500%	02/15/19	8,650	$7,482,250

				151,356,982

Commercial Services — 3.5%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	3,674,250
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A(c)	9.625%	10/15/18	10,950	11,086,875
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	11,125	11,576,897
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,650	6,417,250
Hertz Corp. (The), Gtd. Notes	5.875%	10/15/20	1,375	1,409,375
Hertz Corp. (The), Gtd. Notes	6.750%	04/15/19	650	663,588
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,635,375; purchased 01/24/14-05/06/15)(c)(d)(e)	6.875%	02/15/21	11,000	6,985,000
Laureate Education, Inc., Gtd. Notes, 144A(c)(d)	9.250%	09/01/19	18,965	16,594,375
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,466,000
Modular Space Corp., Sec’d. Notes, 144A (original cost $1,800,000; purchased 02/19/14)(d)(e)	10.250%	01/31/19	1,800	864,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(d)(e)	7.875%	05/01/18	7,275	6,911,250
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%	04/01/24	1,575	1,400,774
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%	11/15/23	2,560	2,380,800
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,450	1,446,375
Service Corp. International, Sr. Unsec’d. Notes	5.375%	01/15/22	925	952,750
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,650	8,974,375
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	2,505	1,227,450
United Rentals North America, Inc., Gtd. Notes	5.500%	07/15/25	3,725	3,669,125
United Rentals North America, Inc., Gtd. Notes(c)	5.750%	11/15/24	5,150	5,188,625
United Rentals North America, Inc., Gtd. Notes	5.875%	09/15/26	3,400	3,374,500
United Rentals North America, Inc., Gtd. Notes(c)	6.125%	06/15/23	2,600	2,707,250
United Rentals North America, Inc., Gtd. Notes	7.375%	05/15/20	240	249,600
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	15,640	16,695,700

				116,916,184

Computers — 1.5%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A	7.125%	06/15/24	6,025	6,292,637
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	5.450%	06/15/23	6,610	6,858,357
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	765	797,503
Western Digital Corp., Sr. Unsec’d. Notes, 144A	10.500%	04/01/24	33,270	35,598,900

				49,547,397

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $2,247,505; purchased 07/10/13-07/30/14)(d)(e)	4.625%	05/15/21	2,352	2,222,640

Distribution/Wholesale — 1.2%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%	03/01/22	12,125	10,639,687
Beacon Roofing Supply, Inc., Gtd. Notes	6.375%	10/01/23	4,725	4,949,438
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22	2,275	1,893,938
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000%	06/15/23	5,400	4,509,000
H&E Equipment Services, Inc., Gtd. Notes(c)	7.000%	09/01/22	13,095	13,553,325
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%	12/15/21	3,975	4,148,906

				39,694,294

Diversified Financial Services — 2.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%	05/15/19	1,600	1,612,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.250%	07/01/20	550	559,625

SEE NOTES TO FINANCIAL STATEMENTS.

A117

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Diversified Financial Services (continued)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	3,875	$3,965,094
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.625%		07/01/22	2,950	3,021,036
Ally Financial, Inc., Gtd. Notes(c)	8.000%		03/15/20	2,243	2,523,375
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	4,075	4,085,187
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	6.500%		06/01/26	4,450	4,333,187
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	4,425	4,506,066
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,271,050
International Lease Finance Corp., Sr. Unsec’d. Notes	8.250%		12/15/20	1,125	1,330,110
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,856,688
International Lease Finance Corp. E-Capital Trust II Ltd., Ltd. Gtd. Notes, 144A	4.230%	(a)	12/21/65	4,250	3,357,500
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	9,350	8,438,375
National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,288,906
Navient Corp., Sr. Unsec’d. Notes	5.000%		10/26/20	1,500	1,406,250
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	6,100	6,233,468
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	3,100	3,022,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	305	292,038
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	8,917,781
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A (original cost $10,825,000; purchased 07/22/14)(d)(e)	9.500%		08/15/21	10,825	5,304,250

					69,324,486

Electric — 6.0%
AES Corp., Sr. Unsec’d. Notes	4.875%		05/15/23	900	888,750
AES Corp., Sr. Unsec’d. Notes	5.500%		03/15/24	2,400	2,457,000
AES Corp., Sr. Unsec’d. Notes	7.375%		07/01/21	11,999	13,528,872
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	2,100	2,199,750
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23	6,113	6,449,215
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	13,150	12,689,750
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%		01/15/23	10,710	10,442,250
Calpine Corp., Sr. Unsec’d. Notes(c)	5.750%		01/15/25	5,625	5,470,312
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	316	316,000
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,250	4,313,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	16,100	15,456,000
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	7,310	6,432,800
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	4,775	4,780,969
Dynegy, Inc., Gtd. Notes(c)	7.375%		11/01/22	29,330	28,303,450
Dynegy, Inc., Gtd. Notes(c)	7.625%		11/01/24	19,530	18,748,800
GenOn Energy, Inc., Sr. Unsec’d. Notes	7.875%		06/15/17	13,969	11,733,960
GenOn Energy, Inc., Sr. Unsec’d. Notes	9.500%		10/15/18	3,350	2,663,250
GenOn Energy, Inc., Sr. Unsec’d. Notes(c)	9.875%		10/15/20	16,646	11,818,660
Mirant Corp., Bonds, 144A(b)(d)	7.400%	(a)(f)	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Series C, Pass-Through Certificates	10.060%		12/30/28	4,837	4,571,316
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates(d)	9.125%		06/30/17	1,063	1,017,963
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	5,485	5,320,450
NRG Energy, Inc., Gtd. Notes	6.250%		05/01/24	3,535	3,364,896
NRG Energy, Inc., Gtd. Notes	6.625%		03/15/23	3,291	3,241,635
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	1,935	2,002,725
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	2,650	2,740,286
NRG Energy, Inc., Gtd. Notes, 144A	7.250%		05/15/26	7,725	7,686,375
NRG REMA LLC, Series B, Pass-Through Certificates(d)	9.237%		07/02/17	617	609,052
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%		07/02/26	8,835	8,481,600
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(d)(e)	9.200%		11/30/29	200	207,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A	4.625%		07/15/19	4,450	3,916,000

					201,854,661

SEE NOTES TO FINANCIAL STATEMENTS.

A118

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Electrical Components & Equipment — 0.4%
Anixter, Inc., Gtd. Notes	5.500%	03/01/23	1,875	$1,907,813
Belden, Inc., Gtd. Notes, MTN, 144A	5.500%	09/01/22	4,025	4,055,187
General Cable Corp., Gtd. Notes	5.750%	10/01/22	3,225	2,967,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A	8.500%	10/15/17	6,250	6,187,500

				15,117,500

Engineering & Construction — 0.3%
AECOM, Gtd. Notes	5.875%	10/15/24	10,900	11,172,500

Entertainment — 4.0%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	11,700	11,641,500
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	4,425	4,602,000
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,596,184; purchased 03/14/12-09/30/15)(d)(e)	9.125%	05/01/19	12,437	13,027,757
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,100	2,163,000
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	12,219	12,096,810
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	6,850	6,969,875
Eldorado Resorts, Inc., Gtd. Notes	7.000%	08/01/23	11,100	11,516,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%	04/15/21	1,775	1,828,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	575	595,844
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	5.375%	11/01/23	5,425	5,662,344
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	04/15/26	3,875	3,991,250
Greektown Holdings LLC/Greektown Mothership Corp., Sr. Sec’d. Notes, 144A(d)	8.875%	03/15/19	3,153	3,271,238
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21	1,190	1,234,625
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,793,415
Mood Media Corp., Gtd. Notes, 144A(d)	9.250%	10/15/20	3,700	2,590,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(d)(e)	5.000%	08/01/18	2,300	2,334,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,350	4,502,250
Penn National Gaming, Inc., Sr. Unsec’d. Notes(c)	5.875%	11/01/21	12,151	12,363,642
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625%	05/01/24	6,000	5,985,000
Regal Entertainment Group, Sr. Unsec’d. Notes(c)	5.750%	02/01/25	3,170	3,122,450
Scientific Games International, Inc., Gtd. Notes(c)	6.625%	05/15/21	27,975	16,645,125
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	4,525	3,676,562
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22	1,275	1,281,375

				135,895,062

Environmental Control — 0.4%
Advanced Disposal Services, Inc., Gtd. Notes	8.250%	10/01/20	4,235	4,277,350
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,084,507
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,850	7,012,688
Covanta Holding Corp., Sr. Unsec’d. Notes(c)	6.375%	10/01/22	2,100	2,157,750
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	330	339,900

				14,872,195

Food — 3.2%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,025	4,025,000
Darling Ingredients, Inc., Gtd. Notes	5.375%	01/15/22	4,800	4,953,024
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	8,450	7,161,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	6,750	6,817,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $10,769,975; purchased 09/13/13-01/05/16)(d)(e)	7.250%	06/01/21	10,810	11,188,350
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,852,750; purchased 05/20/15-03/08/16)(d)(e)	5.750%	06/15/25	9,250	8,695,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $8,744,313; purchased 06/11/14-01/27/16)(d)(e)	5.875%	07/15/24	9,325	9,033,594

SEE NOTES TO FINANCIAL STATEMENTS.

A119

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Food (continued)
Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750%	03/15/25	3,200	$3,192,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Gtd. Notes, 144A(c)	5.875%	01/15/24	675	706,219
Post Holdings, Inc., Gtd. Notes(c)	7.375%	02/15/22	10,525	11,064,406
Post Holdings, Inc., Gtd. Notes, 144A(c)	6.000%	12/15/22	10,325	10,583,125
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,569,062
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	5,500	6,098,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,525	2,644,155
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	5,475	5,707,687
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21	5,100	4,283,898
SUPERVALU, Inc., Sr. Unsec’d. Notes(c)	7.750%	11/15/22	4,075	3,401,810
TreeHouse Foods, Inc., Gtd. Notes(c)	4.875%	03/15/22	676	689,520
TreeHouse Foods, Inc., Gtd. Notes, 144A	6.000%	02/15/24	2,225	2,358,500

				106,172,350

Forest Products & Paper — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Unsec’d. Notes, 144A	4.875%	09/15/18	5,750	6,001,563
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(c)	9.000%	12/15/19	4,025	3,119,375

				9,120,938

Gas — 0.3%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	4,800	4,836,000
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	4,800	4,812,000

				9,648,000

Healthcare-Products — 1.4%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	1,575	1,545,469
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,577,743
Crimson Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,900	19,717,500
Greatbatch Ltd., Sr. Unsec’d. Notes, 144A	9.125%	11/01/23	9,650	9,613,812
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes	10.500%	11/01/18	4,825	4,800,875
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	6,675	5,406,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(c)	5.500%	04/15/25	1,375	1,226,665

				48,888,814

Healthcare-Services — 6.2%
Acadia Healthcare Co., Inc., Gtd. Notes(c)	5.625%	02/15/23	9,600	9,408,000
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,294,165
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	6.500%	03/01/24	2,075	2,106,125
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	5,975	6,094,500
Centene Escrow Corp., Sr. Unsec’d. Notes, 144A	6.125%	02/15/24	549	583,656
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%	02/01/22	15,759	13,789,125
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%	07/15/20	16,250	15,065,212
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%	11/15/19	9,880	9,670,050
HCA, Inc., Gtd. Notes	5.375%	02/01/25	37,290	38,222,250
HCA, Inc., Gtd. Notes(c)	5.875%	05/01/23	3,797	4,043,805
HCA, Inc., Gtd. Notes	5.875%	02/15/26	2,875	2,982,813
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,475	1,445,500
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	5,100	5,120,400
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,506	3,129,105
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	3,550	3,532,250
Kindred Healthcare, Inc., Gtd. Notes(c)	8.750%	01/15/23	3,800	3,750,144
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,274,250
LifePoint Health, Inc., Gtd. Notes(c)	5.875%	12/01/23	3,600	3,744,000
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	3,225	3,265,313
MPH Acquisition Holdings LLC, Sr. Unsec’d. Notes, 144A	7.125%	06/01/24	4,450	4,672,500

SEE NOTES TO FINANCIAL STATEMENTS.

A120

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Healthcare-Services (continued)
Select Medical Corp., Gtd. Notes(c)	6.375%	06/01/21	17,270	$16,579,200
Surgery Center Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.875%	04/15/21	4,125	4,238,437
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	6,720	6,669,600
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.750%	06/01/20	3,225	3,303,368
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	9,675	9,505,687
Tenet Healthcare Corp., Sr. Unsec’d. Notes(c)	6.750%	06/15/23	9,700	9,287,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	20,180	20,680,464

				208,457,669

Holding Companies – Diversified — 0.5%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(c)	7.125%	03/15/23	16,795	17,298,850

Home Builders — 4.0%
Beazer Homes USA, Inc., Gtd. Notes	5.750%	06/15/19	7,250	6,597,500
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	4,475	3,658,312
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	10,719	9,271,935
Beazer Homes USA, Inc., Gtd. Notes	9.125%	05/15/19	3,750	3,703,125
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	400	399,000
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.375%	05/15/25	4,075	3,718,437
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,600	6,237,000
CalAtlantic Group, Inc., Gtd. Notes	5.375%	10/01/22	2,900	2,950,750
CalAtlantic Group, Inc., Gtd. Notes(c)	6.250%	12/15/21	6,000	6,375,000
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,803	9,122,109
KB Home, Gtd. Notes(c)	7.000%	12/15/21	2,725	2,738,625
KB Home, Gtd. Notes(c)	7.500%	09/15/22	6,350	6,540,500
KB Home, Gtd. Notes	7.625%	05/15/23	4,550	4,618,250
Lennar Corp., Gtd. Notes	4.750%	05/30/25	6,575	6,377,750
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	3,475	3,457,625
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,618,000
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	7,925	8,123,125
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	5.875%	04/01/23	2,875	2,846,250
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	6.125%	04/01/25	4,200	4,179,000
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	1,500	1,545,000
Standard Pacific Corp., Gtd. Notes(c)	8.375%	01/15/21	3,125	3,601,563
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	1,000	997,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	3,163	3,083,925
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	10,312	10,363,560
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	100	103,650
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	8,527,150
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	12,875	12,746,250

				135,500,891

Household Products/Wares — 0.2%
Prestige Brands, Inc., Sr. Unsec’d. Notes, 144A	6.375%	03/01/24	3,000	3,112,500
Spectrum Brands, Inc., Gtd. Notes	5.750%	07/15/25	3,775	3,930,719
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	270	281,812

				7,325,031

Housewares — 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes, 144A	6.000%	10/15/23	1,900	1,999,750

Internet — 0.6%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	5,925	6,339,750
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	06/01/23	12,056	13,623,280
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	6.375%	05/15/25	2,000	2,040,000

				22,003,030

SEE NOTES TO FINANCIAL STATEMENTS.

A121

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Iron/Steel — 0.6%
Ak Steel Corp., Sr. Sec’d. Notes	7.500%	07/15/23	7,275	$7,384,125
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Sr. Unsec’d. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(d)(e)	6.375%	05/01/22	12,750	12,192,188

				19,576,313

Leisure Time — 0.6%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)(e)	6.875%	06/15/19	3,100	3,212,375
ClubCorp Club Operations, Inc., Gtd. Notes, 144A	8.250%	12/15/23	850	845,750
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,619,000
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $5,447,750; purchased 05/15/15-04/06/16)(d)(e)	6.250%	05/15/25	6,125	4,624,375
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $11,688,375; purchased 07/17/14-06/09/16)(d)(e)	8.500%	10/15/22	11,625	9,910,313

				21,211,813

Lodging — 2.6%
Boyd Gaming Corp., Gtd. Notes(c)	6.875%	05/15/23	20,700	22,045,500
Boyd Gaming Corp., Gtd. Notes, 144A	6.375%	04/01/26	2,000	2,090,000
Felcor Lodging LP, Gtd. Notes	6.000%	06/01/25	4,045	4,075,337
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A	8.500%	12/01/21	12,750	13,036,875
Interval Acquisition Corp., Gtd. Notes	5.625%	04/15/23	5,875	5,889,687
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc., Gtd. Notes, 144A	5.625%	05/01/24	2,975	3,146,063
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	18,165	19,754,437
MGM Resorts International, Gtd. Notes(c)	6.750%	10/01/20	1,755	1,917,338
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $15,620,250; purchased 05/16/13-01/22/16)(d)(e)	6.375%	06/01/21	16,100	15,939,000

				87,894,237

Machinery-Construction & Mining — 0.4%
Terex Corp., Gtd. Notes	6.000%	05/15/21	6,739	6,747,424
Terex Corp., Gtd. Notes	6.500%	04/01/20	1,125	1,134,844
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A	9.750%	02/01/19	7,915	4,234,525

				12,116,793

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,477,000
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,150	4,461,250
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $6,216,250; purchased 04/08/13-12/17/15)(d)(e)	8.750%	12/15/19	5,825	5,781,312
CNH Industrial Capital LLC, Gtd. Notes	3.625%	04/15/18	2,950	2,950,000
Manitowoc Foodservice, Inc., Sr. Unsec’d. Notes, 144A	9.500%	02/15/24	2,875	3,212,813

				20,882,375

Media — 6.6%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.500%	05/15/26	6,000	5,880,000
Altice Finco SA (Luxembourg), Gtd. Notes, MTN, 144A	7.625%	02/15/25	325	297,375
Altice SA (Luxembourg), Gtd. Notes, 144A(c)	7.625%	02/15/25	4,050	3,953,812
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375%	07/15/23	9,925	9,850,562
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	2,000	2,105,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	16,475	17,401,719
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, MTN	5.250%	03/15/21	635	658,813
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.750%	09/01/23	2,875	2,975,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	4,350	4,374,469
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,000	24,780,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26	3,200	3,296,000

SEE NOTES TO FINANCIAL STATEMENTS.

A122

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Media (continued)
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A(c)	7.750%	07/15/25	19,675	$20,511,187
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, MTN, 144A	5.125%	12/15/21	9,835	9,367,837
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, MTN, 144A	5.125%	12/15/21	17,434	16,562,300
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,863,840
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	6.500%	11/15/22	2,970	2,858,625
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20	2,700	2,463,750
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	913,750
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	2,125	2,066,563
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	3,720,000
DISH DBS Corp., Gtd. Notes, 144A	7.750%	07/01/26	9,900	10,197,000
Entercom Radio LLC, Gtd. Notes, MTN	10.500%	12/01/19	1,750	1,846,250
LIN Television Corp., Gtd. Notes, MTN	6.375%	01/15/21	2,000	2,087,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,650,000
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	7,950	8,148,750
Numericable-SFR SA (France), Sr. Sec’d. Notes, 144A(c)	7.375%	05/01/26	12,150	12,013,312
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750%	01/15/23	11,408	11,579,120
Sinclair Television Group, Inc., Gtd. Notes	5.375%	04/01/21	4,850	4,995,500
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22	2,825	2,916,813
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24	2,000	2,045,000
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	5.875%	03/15/26	1,950	1,989,000
Tribune Media Co., Gtd. Notes	5.875%	07/15/22	7,125	7,089,375
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,664,018
Univision Communications, Inc., Gtd. Notes, 144A (original cost $5,133,828; purchased 02/17/16)(d)(e)	8.500%	05/15/21	5,279	5,516,555
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(c)	5.375%	01/15/25	300	297,000
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	630	656,775

				220,593,195

Metal Fabricate & Hardware — 0.1%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875%	06/15/23	3,575	3,610,750

Mining — 2.0%
Alamos Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,365,140
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125%	10/01/24	7,400	7,381,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, MTN, 144A	6.125%	12/15/20	1,791	1,791,000
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(c)	7.000%	02/15/21	2,491	2,002,141
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	850	656,625
Freeport-McMoRan, Inc., Gtd. Notes	3.550%	03/01/22	7,835	6,894,800
Freeport-McMoRan, Inc., Gtd. Notes(c)	3.875%	03/15/23	5,000	4,375,000
Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A	11.000%	05/15/22	5,675	5,873,625
Kaiser Aluminum Corp., Gtd. Notes, 144A	5.875%	05/15/24	2,700	2,774,250
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	7.500%	11/01/20	5,650	5,763,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A(c)	7.875%	11/01/22	4,249	4,344,603
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22	13,917	13,569,075
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500%	06/01/24	3,950	4,098,125
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	4.750%	01/15/22	5,735	4,845,501

				65,734,385

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	1,600	1,360,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.000%	10/15/22	2,500	2,137,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(c)	6.125%	01/15/23	2,200	1,875,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.750%	03/15/20	517	507,953
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,497,375

SEE NOTES TO FINANCIAL STATEMENTS.

A123

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Miscellaneous Manufacturing (continued)
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $6,875,000; purchased 06/12/14)(d)(e)	6.000%		07/15/22	6,875	$6,015,625
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	8,412	8,580,240

					24,974,193

Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24	8,184	8,449,980

Oil & Gas — 5.1%
Bonanza Creek Energy, Inc., Gtd. Notes(d)	5.750%		02/01/23	2,300	925,750
Bonanza Creek Energy, Inc., Gtd. Notes	6.750%		04/15/21	6,900	2,829,000
California Resources Corp., Gtd. Notes	5.500%		09/15/21	714	360,570
California Resources Corp., Gtd. Notes	6.000%		11/15/24	12,292	6,023,080
California Resources Corp., Sec’d. Notes, 144A	8.000%		12/15/22	13,893	9,864,030
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%		02/15/20	9,750	9,798,750
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%		08/15/21	5,125	5,035,312
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		09/15/23	2,500	2,550,000
Halcon Resources Corp., Sec’d. Notes, 144A(c)	8.625%		02/01/20	7,500	7,073,400
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,275,000; purchased 05/20/15)(d)(e)	5.750%		10/01/25	9,275	8,857,625
Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,059,666; purchased 09/11/14)(c)(d)(e)	8.500%		10/01/22	6,325	4,538,187
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375%		01/30/23	725	536,500
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%		03/15/21	14,395	11,156,125
Memorial Resource Development Corp., Gtd. Notes	5.875%		07/01/22	15,637	15,597,907
Murphy Oil USA, Inc., Gtd. Notes	6.000%		08/15/23	2,000	2,070,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%		01/01/26	5,975	5,810,687
Newfield Exploration Co., Sr. Unsec’d. Notes, MTN	5.750%		01/30/22	1,875	1,898,438
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A (original cost $5,102,188; purchased 01/08/14-01/21/14)(d)(e)	5.375%	(a)(f)	01/26/19	5,000	925,000
Parker Drilling Co., Gtd. Notes	7.500%		08/01/20	1,975	1,501,000
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%		12/15/21	2,075	1,862,313
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	2,500	2,268,750
QEP Resources, Inc., Sr. Unsec’d. Notes(c)	5.250%		05/01/23	2,975	2,737,000
QEP Resources, Inc., Sr. Unsec’d. Notes, MTN	5.375%		10/01/22	2,300	2,144,750
Range Resources Corp., Gtd. Notes(c)	5.000%		08/15/22	3,175	2,992,438
Range Resources Corp., Gtd. Notes	5.000%		03/15/23	1,478	1,385,625
Rice Energy, Inc., Gtd. Notes(c)	7.250%		05/01/23	5,775	5,861,625
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(d)	6.500%	(a)(f)	07/15/22	1,975	123,438
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	5.500%		08/01/20	3,900	3,851,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%		04/01/23	9,600	9,528,000
Triangle USA Petroleum Corp., Sr. Unsec’d. Notes, 144A (original cost $4,662,500; purchased 07/15/14-05/07/15)(d)(e)	6.750%	(f)	07/15/22	4,850	1,115,500
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A(d)	6.000%		11/01/20	6,900	5,571,750
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%		02/15/23	5,975	5,885,375
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	9,758	8,879,780
Whiting Petroleum Corp., Gtd. Notes(c)	5.750%		03/15/21	2,000	1,805,000
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	6.000%		01/15/22	10,318	9,595,740
WPX Energy, Inc., Sr. Unsec’d. Notes	7.500%		08/01/20	3,100	3,094,172
WPX Energy, Inc., Sr. Unsec’d. Notes(c)	8.250%		08/01/23	4,800	4,812,000

					170,865,867

Oil & Gas Services — 0.2%
Bristow Group, Inc., Gtd. Notes(c)	6.250%		10/15/22	3,250	2,457,813
CGG SA (France), Gtd. Notes(d)	6.500%		06/01/21	2,125	935,000
CGG SA (France), Gtd. Notes(d)	6.875%		01/15/22	1,355	589,425
PHI, Inc., Gtd. Notes	5.250%		03/15/19	3,525	3,260,625
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,150	1,106,875

					8,349,738

SEE NOTES TO FINANCIAL STATEMENTS.

A124

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Packaging & Containers — 2.6%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	4,782	$4,877,640
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(c)	8.625%	06/15/19	12,321	12,444,656
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.000%	06/30/21	1,725	1,712,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.250%	01/31/19	2,875	2,921,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,360	1,368,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	7.250%	05/15/24	14,175	14,467,359
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	968,471
Coveris Holdings SA (Luxembourg), Gtd. Notes, MTN, 144A	7.875%	11/01/19	8,900	8,644,125
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	370	376,013
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875%	08/15/23	1,675	1,759,453
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	1,275	1,332,375
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,535	6,012,200
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,513,650; purchased 09/25/13-11/04/15)(d)(e)	6.500%	10/01/21	11,590	11,821,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	1,252	1,292,690
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes, 144A	7.000%	07/15/24	6,600	6,794,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20	965	996,363
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,622,250
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,292,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,025	3,130,875
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	625	710,938

				86,546,189

Pharmaceuticals — 1.8%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	5,054	5,066,635
Endo Finance LLC, Gtd. Notes, 144A	5.750%	01/15/22	5,200	4,692,480
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A	6.000%	07/15/23	200	175,000
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25	2,875	2,494,063
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,375	4,451,562
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes(c)	6.625%	05/01/23	9,100	8,463,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,925	1,546,016
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,920	2,409,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.875%	05/15/23	3,075	2,483,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.125%	04/15/25	19,195	15,403,987
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,375	2,094,453
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375%	03/01/24	10,325	11,073,562

				60,352,821

Pipelines — 2.0%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	1,950	1,842,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	4,500	4,140,000
Energy Transfer Equity LP, Sr. Sec’d. Notes(c)	7.500%	10/15/20	4,300	4,558,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	7,725	7,222,875
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,425	5,262,250
MPLX LP, Gtd. Notes, 144A	4.875%	12/01/24	3,550	3,458,272
MPLX LP, Gtd. Notes, 144A	4.875%	06/01/25	2,400	2,345,575

SEE NOTES TO FINANCIAL STATEMENTS.

A125

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Pipelines (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%		04/15/23	3,275	$3,304,121
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%		09/01/20	4,050	4,251,358
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,120,375; purchased 02/21/14-03/02/16)(d)(e)	5.625%		04/15/20	5,375	5,388,437
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(d)(e)	6.000%		01/15/19	5,522	5,618,635
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes	5.625%		11/15/23	1,350	1,174,500
Selectica, Inc. (Escrow Shares)(b)(d)	—%	(a)(f)	01/01/20	1,350	14
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.875%		02/01/21	1,000	1,017,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(c)	6.750%		03/15/24	4,950	5,073,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,925,292
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	3,130,875
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(c)	6.250%		10/15/22	2,500	2,606,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.375%		05/01/24	2,950	3,090,125

					66,410,579

Real Estate — 0.5%
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,242,332
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $8,277,875; purchased 11/10/14-03/29/16)(d)(e)	8.250%		12/01/22	8,225	8,471,750
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A	4.875%		06/01/23	7,700	7,603,750

					17,317,832

Real Estate Investment Trusts (REITs) — 1.2%
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,326,094
Equinix, Inc., Sr. Unsec’d. Notes	5.875%		01/15/26	5,350	5,574,031
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,356,875
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		02/15/22	1,000	1,037,500
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	6.375%		03/01/24	4,100	4,366,500
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, MTN	5.000%		04/15/21	2,800	2,856,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, MTN	5.000%		04/15/23	5,278	5,238,415
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(c)	5.375%		06/01/23	4,300	4,257,000
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	1,950	2,003,625
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,653,819

					39,669,859

Retail — 4.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%		05/20/22	5,635	5,948,419
BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	6.000%		04/01/22	6,875	7,130,681
Caleres, Inc., Gtd. Notes	6.250%		08/15/23	5,250	5,328,750
CEC Entertainment, Inc., Gtd. Notes	8.000%		02/15/22	10,420	10,081,350
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(d)	6.125%		03/15/20	2,400	1,224,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19	8,800	5,236,000
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	3,400	3,451,000
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A	5.750%		03/01/23	7,500	7,968,750
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	1,425	1,471,313
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%		06/15/23	3,075	2,698,312
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/01/21	2,025	1,857,937
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%		01/15/22	6,345	5,773,950
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(c)	8.625%		06/15/20	1,709	1,709,000
GameStop Corp., Gtd. Notes, 144A	6.750%		03/15/21	4,350	4,295,625
Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,612,875; purchased 06/06/13-01/03/14)(d)(e)	9.250%		06/15/21	5,600	5,670,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell Of America LLC, Gtd. Notes, 144A	5.250%		06/01/26	5,350	5,483,750
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	5,685	6,117,060

SEE NOTES TO FINANCIAL STATEMENTS.

A126

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Retail (continued)
L Brands, Inc., Gtd. Notes	6.750%	07/01/36	5,200	$5,196,724
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,675,380; purchased 04/19/12-02/10/15)(d)(e)	9.375%	05/01/20	10,386	10,905,300
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000%	07/01/22	4,650	3,906,000
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(c)	8.000%	10/15/21	28,169	22,957,735
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%	06/30/20	7,526	6,905,105
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	13,450	14,357,875
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625%	12/01/25	4,950	5,185,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,200	2,289,386
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, MTN	5.500%	06/01/24	5,700	5,600,250
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $5,750,000; purchased 05/29/15)(c)(d)(e)	8.000%	06/15/22	5,750	5,060,000

				163,809,397

Semiconductors — 1.5%
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23	5,600	5,950,000
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25	3,175	2,698,750
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/23	12,100	10,315,250
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,200	9,324,000
Microsemi Corp., Sr. Unsec’d. Notes, 144A	9.125%	04/15/23	2,425	2,667,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,800	6,902,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(c)	4.875%	10/15/23	6,075	6,075,000
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	1,925	1,933,451
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250%	02/15/26	5,935	6,142,725

				52,008,676

Software — 3.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	07/15/21	30,760	23,070,000
Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A	9.000%	10/15/19	12,535	10,592,075
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23	41,905	42,428,812
First Data Corp., Sec’d. Notes, 144A	5.750%	01/15/24	7,825	7,766,313
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $13,669,344; purchased 04/03/14-05/11/16)(d)(e)	7.125%	05/01/21	14,736	13,041,360
Infor US, Inc., Gtd. Notes	6.500%	05/15/22	13,675	12,914,396
Informatica LLC, Sr. Unsec’d. Notes, 144A(c)	7.125%	07/15/23	8,200	7,769,500
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	5,676	5,775,330
Nuance Communications, Inc., Gtd. Notes, 144A	6.000%	07/01/24	7,600	7,638,000

				130,995,786

Telecommunications — 4.9%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,300	5,419,250
Avaya, Inc., Sec’d. Notes, 144A(d)	10.500%	03/01/21	13,665	3,006,300
CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,320,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	1,570	1,670,088
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20	10,248	10,581,060
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25	8,550	8,763,750
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	6,697	6,964,880
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	446,250
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,575	4,655,125
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	5,500	4,675,000
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%	09/15/21	1,525	1,437,712
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,950	1,745,250
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	250	265,313
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	4,422,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes(c)	5.500%	08/01/23	12,000	7,620,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	4,061,250
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750%	06/01/21	4,005	981,225

SEE NOTES TO FINANCIAL STATEMENTS.

A127

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CORPORATE BONDS (continued)	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 2)
Telecommunications (continued)
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	8.125%	06/01/23	11,765	$2,911,838
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	811,550
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	5,965	5,696,575
Sprint Capital Corp., Gtd. Notes	8.750%	03/15/32	2,300	1,966,500
Sprint Capital Corp., Gtd. Notes, MTN	6.875%	11/15/28	16,670	13,085,950
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	2,828,640
Sprint Corp., Gtd. Notes	7.125%	06/15/24	9,875	7,875,312
Sprint Corp., Gtd. Notes(c)	7.625%	02/15/25	9,385	7,425,881
Sprint Corp., Gtd. Notes	7.875%	09/15/23	2,000	1,635,000
T-Mobile USA, Inc., Gtd. Notes	6.375%	03/01/25	5,350	5,590,750
T-mobile USA, Inc., Gtd. Notes	6.500%	01/15/26	9,425	9,943,375
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,904,250
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A	5.303%	05/30/24	8,525	8,503,687
West Corp., Gtd. Notes, 144A(c)	5.375%	07/15/22	5,450	5,068,500
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,425	12,787,312
Windstream Services LLC, Gtd. Notes	6.375%	08/01/23	1,675	1,407,000

				163,476,573

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes, MTN	6.250%	06/01/21	19,432	19,626,320

Transportation — 0.8%
Hornbeck Offshore Services, Inc., Gtd. Notes, MTN	5.875%	04/01/20	3,622	2,290,915
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	2,603,250
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	4,375	4,309,375
XPO Logistics, Inc., Gtd. Notes, 144A(c)	6.500%	06/15/22	12,550	11,969,562
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A	7.875%	09/01/19	5,125	5,227,500

				26,400,602

TOTAL CORPORATE BONDS (cost $3,270,069,455)				3,149,014,821

			Shares
COMMON STOCKS
Media
DEX Media, Inc.*(d)			36,485	427

Telecommunications
Netia SA (Poland)*(d)			227,114	237,692

TOTAL COMMON STOCKS (cost $24,169,934)				238,119

PREFERRED STOCKS — 0.4%
Banks — 0.1%
Goldman Sachs Group, Inc. (The) Series K*(d)			87,000	2,427,300

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(b)(d)(e)			3,000	141,000

Cable
Adelphia Communications Corp. (Class A Stock)*(b)			5,000	5

Electric — 0.3%
Dynegy, Inc. Series A*(c)(d)			153,790	9,527,290

TOTAL PREFERRED STOCKS (cost $10,390,018)				12,095,595

SEE NOTES TO FINANCIAL STATEMENTS.

A128

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

WARRANTS*	Units	Value (Note 2)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (cost $0)(b)(d)	5,557	$56

TOTAL LONG-TERM INVESTMENTS (cost $3,374,885,109)		3,220,863,464

SHORT-TERM INVESTMENTS — 10.0%	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,192,658)(g)(Note 4)	547,275	5,084,189
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $331,865,948; includes $259,432,266 of cash collateral for securities on loan)(g)(h)(Note 4)	331,865,948	331,865,948

TOTAL SHORT-TERM INVESTMENTS (cost $337,058,606)		336,950,137

TOTAL INVESTMENTS — 105.8% (cost $3,711,943,715)		3,557,813,601
LIABILITIES IN EXCESS OF OTHER ASSETS(i) — (5.8)%		(194,652,545)

NET ASSETS — 100.0%		$3,363,161,056

See the Glossary for abbreviations used in the semiannual report:

#	Principal amount is shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $10,472,952 and 0.3% of net assets.

(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $256,640,768; cash collateral of $259,432,266 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In addition, as of June 30, 2016, $1,730,078 of cash collateral has been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(d)	Indicates a security that has been deemed illiquid.

(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $268,101,461. The aggregate value of $242,165,578 is approximately 7.2% of net assets.

(f)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.

(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.

(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(i)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
324	2 Year U.S. Treasury Notes	Sep. 2016	$70,564,759	$71,062,312	$497,553
807	5 Year U.S. Treasury Notes	Sep. 2016	97,018,027	98,586,398	1,568,371
53	20 Year U.S. Treasury Bonds	Sep. 2016	8,636,649	9,134,219	497,570

					2,563,494

Short Position:
46	10 Year U.S. Treasury Notes	Sep. 2016	6,041,740	6,117,281	(75,541)

					$2,487,953

Cash of $1,050,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at June 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

A129

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,087,000	$—
Bank Loans	—	36,295,647	10,330,052
Collateralized Mortgage Obligations	—	802,174	—
Corporate Bonds	—	3,149,012,982	1,839
Common Stocks	427	237,692	—
Preferred Stocks	11,954,590	—	141,005
Warrants	—	—	56
Affiliated Mutual Funds	336,950,137	—	—
Other Financial Instruments*
Futures Contracts	2,487,953	—	—

Total	$351,393,107	$3,198,435,495	$10,472,952

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Affiliated Mutual Funds (including 7.7% of collateral for securities on loan)	10.0%
Media	6.6
Electric	6.3
Healthcare-Services	6.2
Oil & Gas	5.1
Retail	5.0
Telecommunications	4.9
Chemicals	4.8
Entertainment	4.1
Home Builders	4.0
Software	3.9
Commercial Services	3.5
Food	3.2
Lodging	2.7
Packaging & Containers	2.6
Banks	2.6
Auto Parts & Equipment	2.1
Diversified Financial Services	2.1
Pipelines	2.0
Building Materials	2.0
Mining	2.0
Pharmaceuticals	1.8
Semiconductors	1.5
Computers	1.5
Healthcare-Products	1.4
Distribution/Wholesale	1.2
Real Estate Investment Trusts (REITs)	1.2
Aerospace & Defense	0.9
Transportation	0.8
Miscellaneous Manufacturing	0.7
Internet	0.6

Leisure Time	0.6%
Machinery-Diversified	0.6
Textiles	0.6
Iron/Steel	0.6
Real Estate	0.5
Holding Companies – Diversified	0.5
Technology	0.5
Electrical Components & Equipment	0.4
Environmental Control	0.4
Machinery-Construction & Mining	0.4
Collateralized Loan Obligations	0.4
Advertising	0.3
Engineering & Construction	0.3
Gas	0.3
Forest Products & Paper	0.3
Office & Business Equipment	0.2
Oil & Gas Services	0.2
Gaming	0.2
Beverages	0.2
Household Products/Wares	0.2
Auto Manufacturers	0.2
Apparel	0.1
Capital Goods	0.1
Metal Fabricate & Hardware	0.1
Agriculture	0.1
Cosmetics & Personal Care	0.1
Housewares	0.1

105.8
Liabilities in excess of other assets	(5.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A130

HIGH YIELD BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk and interest rate risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Unaffiliated investments	$56		—	$—
Interest Rate Contracts	Due to/from broker —variation margin futures	2,563,494	*	Due to/from broker —variation margin futures	75,541	*

Total		$2,563,550			$75,541

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$406,952	$406,952
Interest rate contract	385,405	—	385,405

	$385,405	$406,952	$792,357

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$(26,363)	$(26,363)
Interest rate contract	2,487,953	—	2,487,953

	$2,487,953	$(26,363)	$2,461,590

For the six months ended June 30, 2016, the Fund’s average volume of derivative activities is as follows:

Futures Contracts - Long Positions(1)	Futures Contracts - Short Position(1)	Credit Default Swap Agreements - Sell Protection(2)
$123,713,311	$21,454,093	$1,050

(1)	Value at Trade Date.

(2)	Notional Amount in USD (000).

SEE NOTES TO FINANCIAL STATEMENTS.

A131

HIGH YIELD BOND PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $256,640,768:
Unaffiliated investments (cost $3,374,885,109)	$3,220,863,464
Affiliated investments (cost $337,058,606)	336,950,137
Cash	979,753
Foreign currency, at value (cost $97,916)	88,631
Deposit with broker for futures	1,050,000
Deposit with affiliated securities lending agent	1,730,078
Dividends and interest receivable	55,326,551
Receivable for investments sold	13,479,203
Receivable for Series shares sold	307,563
Due from broker—variation margin futures	77,171
Tax reclaim receivable	1,382
Prepaid expenses	5,443

Total Assets	3,630,859,376

LIABILITIES
Payable to broker for collateral for securities on loan	261,162,344
Payable for investments purchased	4,770,975
Management fee payable	1,509,927
Accrued expenses and other liabilities	207,524
Payable for Series shares repurchased	45,448
Deferred trustees’ fees	1,122
Affiliated transfer agent fee payable	980

Total Liabilities	267,698,320

NET ASSETS	$3,363,161,056

Net assets were comprised of:
Paid-in capital	$3,736,736,150
Retained earnings	(373,575,094)

Net assets, June 30, 2016	$3,363,161,056

Net asset value and redemption price per share $3,363,161,056 / 686,414,201 outstanding shares of beneficial interest	$4.90

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$115,895,876
Affiliated income from securities lending, net	1,302,147
Unaffiliated dividend income (net of foreign withholding taxes of $4,388)	369,268
Affiliated dividend income	201,527

Total income	117,768,818

EXPENSES
Management fee	8,817,127
Custodian and accounting fees	177,000
Shareholders’ reports	50,000
Audit fee	23,000
Insurance expenses	21,000
Trustees’ fees	20,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	12,964

Total expenses	9,136,091

NET INVESTMENT INCOME (LOSS)	108,632,727

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(15,420,011)
Futures transactions	385,405
Swap agreement transactions	406,952
Foreign currency transactions	(1,319)

(14,628,973)

Net change in unrealized appreciation (depreciation) on:
Investments	161,551,223
Futures	2,487,953
Swap agreements	(26,363)
Foreign currencies	856

164,013,669

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	149,384,696

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$258,017,423

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$108,632,727	$201,828,528
Net realized gain (loss) on investment and foreign currency transactions	(14,628,973)	(17,177,716)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	164,013,669	(263,876,933)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	258,017,423	(79,226,121)

DISTRIBUTIONS	(106,300,945)	(201,981,815)

SERIES SHARE TRANSACTIONS
Series shares sold [1,085,119 and 21,095,889 shares, respectively]	5,157,294	98,454,265
Series shares issued in reinvestment of distributions [22,115,168 and 40,626,321 shares, respectively]	106,300,945	201,981,815
Series shares repurchased [12,515,953 and 20,909,304 shares, respectively]	(59,489,879)	(105,614,580)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	51,968,360	194,821,500

CAPTIAL CONTRIBUTIONS (Note 4)	1,218	—

TOTAL INCREASE (DECREASE)	203,686,056	(86,386,436)
NET ASSETS:
Beginning of period	3,159,475,000	3,245,861,436

End of period	$3,363,161,056	$3,159,475,000

SEE NOTES TO FINANCIAL STATEMENTS.

A132

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.6%
Boeing Co. (The)	189,932	$24,666,469

Automobiles — 1.1%
Tesla Motors, Inc.*(a)	79,486	16,873,288

Beverages — 2.2%
Constellation Brands, Inc. (Class A Stock)	72,573	12,003,574
Monster Beverage Corp.*(a)	140,039	22,505,668

		34,509,242

Biotechnology — 7.9%
Alexion Pharmaceuticals, Inc.*	163,746	19,118,983
Biogen, Inc.*	43,818	10,596,069
BioMarin Pharmaceutical, Inc.*	93,879	7,303,786
Celgene Corp.*	312,831	30,854,522
Regeneron Pharmaceuticals, Inc.*	51,773	18,080,685
Shire PLC (Ireland), ADR	167,494	30,832,295
Vertex Pharmaceuticals, Inc.*	68,905	5,927,208

		122,713,548

Capital Markets — 0.6%
Morgan Stanley	345,880	8,985,962

Chemicals — 0.2%
Albemarle Corp.	41,647	3,303,024

Communications Equipment — 0.9%
Palo Alto Networks, Inc.*	118,032	14,475,444

Diversified Financial Services — 1.3%
S&P Global, Inc.	184,936	19,836,235

Energy Equipment & Services — 0.9%
Halliburton Co.	125,986	5,705,906
Schlumberger Ltd.	102,293	8,089,330

		13,795,236

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	159,096	24,984,436
Kroger Co. (The)	740,357	27,237,734

		52,222,170

Hotels, Restaurants & Leisure — 4.6%
Marriott International, Inc. (Class A Stock)(a)	413,099	27,454,560
McDonald’s Corp.	152,333	18,331,753
Starbucks Corp.	441,201	25,201,401

		70,987,714

Industrial Conglomerates — 0.6%
General Electric Co.	304,143	9,574,422

Internet & Catalog Retail — 9.7%
Amazon.com, Inc.*	130,552	93,425,622
Netflix, Inc.*	311,431	28,489,708
Priceline Group, Inc. (The)*	22,109	27,601,097

		149,516,427

Internet Software & Services — 13.6%
Alibaba Group Holding Ltd. (China), ADR*(a)	387,374	30,807,854
Alphabet, Inc. (Class A Stock)*	50,097	35,244,742
Alphabet, Inc. (Class C Stock)*	50,924	35,244,500

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services (continued)
Facebook, Inc. (Class A Stock)*	574,959	$65,706,315
Tencent Holdings Ltd. (China)	1,872,961	42,965,114

		209,968,525

IT Services — 7.3%
FleetCor Technologies, Inc.*	126,901	18,163,340
MasterCard, Inc. (Class A Stock)	468,425	41,249,506
Visa, Inc. (Class A Stock)(a)	712,154	52,820,462

		112,233,308

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*	87,621	12,300,236

Media — 2.9%
Time Warner, Inc.	251,221	18,474,792
Walt Disney Co. (The)	276,587	27,055,741

		45,530,533

Oil, Gas & Consumable Fuels — 1.3%
Concho Resources, Inc.*	164,431	19,611,685

Pharmaceuticals — 6.1%
Allergan PLC*	128,334	29,656,704
Bristol-Myers Squibb Co.	544,483	40,046,725
Novo Nordisk A/S (Denmark), ADR	449,490	24,173,572

		93,877,001

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.	200,205	22,745,290

Semiconductors & Semiconductor Equipment — 2.7%
NVIDIA Corp.	277,844	13,061,446
NXP Semiconductors NV (Netherlands)*	218,841	17,144,004
QUALCOMM, Inc.	202,291	10,836,729

		41,042,179

Software — 10.6%
Adobe Systems, Inc.*	373,642	35,791,167
Atlassian Corp. PLC (Australia) (Class A Stock)*	23,806	616,575
Microsoft Corp.	677,089	34,646,644
Red Hat, Inc.*	338,033	24,541,196
salesforce.com, inc.*	454,768	36,113,127
Splunk, Inc.*	265,457	14,382,460
Workday, Inc. (Class A Stock)*(a)	230,425	17,205,835

		163,297,004

Specialty Retail — 7.5%
Home Depot, Inc. (The)	191,409	24,441,015
Industria de Diseno Textil SA (Spain)	1,079,968	36,280,559
O’Reilly Automotive, Inc.*	118,293	32,069,232
TJX Cos., Inc. (The)	297,887	23,005,813

		115,796,619

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	643,516	61,520,130

SEE NOTES TO FINANCIAL STATEMENTS.

A133

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 3.7%
adidas AG (Germany)	87,714	$12,591,333
lululemon athletica, Inc.*(a)	163,385	12,067,616
NIKE, Inc. (Class B Stock)	580,613	32,049,838

		56,708,787

TOTAL LONG-TERM INVESTMENTS (cost $883,755,792)		1,496,090,478

SHORT-TERM INVESTMENT — 10.4%
AFFILIATED MUTUAL FUND
Prudential Core Ultra Short Bond Fund (cost $160,650,291; includes $127,185,973 of cash collateral for securities on loan)(b)(c) (Note 4)	160,650,291	160,650,291

TOTAL INVESTMENTS — 107.4% (cost $1,044,406,083)		1,656,740,769
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(113,761,844)

NET ASSETS — 100.0%		$1,542,978,925

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,853,162; cash collateral of $127,185,973 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In addition, as of June 30, 2016, $1,438,437 of cash collateral has been segregated to cover the securities lending requirements. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$24,666,469	$—	$—
Automobiles	16,873,288	—	—
Beverages	34,509,242	—	—
Biotechnology	122,713,548	—	—
Capital Markets	8,985,962	—	—
Chemicals	3,303,024	—	—
Communications Equipment	14,475,444	—	—
Diversified Financial Services	19,836,235	—	—
Energy Equipment & Services	13,795,236	—	—
Food & Staples Retailing	52,222,170	—	—
Hotels, Restaurants & Leisure	70,987,714	—	—
Industrial Conglomerates	9,574,422	—	—
Internet & Catalog Retail	149,516,427	—	—
Internet Software & Services	167,003,411	42,965,114	—
IT Services	112,233,308	—	—
Life Sciences Tools & Services	12,300,236	—	—
Media	45,530,533	—	—
Oil, Gas & Consumable Fuels	19,611,685	—	—
Pharmaceuticals	93,877,001	—	—
Real Estate Investment Trusts (REITs)	22,745,290	—	—
Semiconductors & Semiconductor Equipment	41,042,179	—	—
Software	163,297,004	—	—
Specialty Retail	79,516,060	36,280,559	—
Technology Hardware, Storage & Peripherals	61,520,130	—	—
Textiles, Apparel & Luxury Goods	44,117,454	12,591,333	—
Affiliated Mutual Fund	160,650,291	—	—

Total	$1,564,903,763	$91,837,006	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A134

JENNISON PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	13.6%
Software	10.6
Affiliated Mutual Fund (including 8.2% of collateral for securities on loan)	10.4
Internet & Catalog Retail	9.7
Biotechnology	7.9
Specialty Retail	7.5
IT Services	7.3
Pharmaceuticals	6.1
Hotels, Restaurants & Leisure	4.6
Technology Hardware, Storage & Peripherals	4.0
Textiles, Apparel & Luxury Goods	3.7
Food & Staples Retailing	3.4
Media	2.9
Semiconductors & Semiconductor Equipment	2.7
Beverages	2.2

Aerospace & Defense	1.6%
Real Estate Investment Trusts (REITs)	1.5
Diversified Financial Services	1.3
Oil, Gas & Consumable Fuels	1.3
Automobiles	1.1
Communications Equipment	0.9
Energy Equipment & Services	0.9
Life Sciences Tools & Services	0.8
Industrial Conglomerates	0.6
Capital Markets	0.6
Chemicals	0.2

107.4
Liabilities in excess of other assets	(7.4)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A135

JENNISON PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $126,853,162:
Unaffiliated investments (cost $883,755,792)	$1,496,090,478
Affiliated investments (cost $160,650,291)	160,650,291
Receivable for investments sold	27,810,975
Deposit with affiliated securities lending agent	1,438,437
Dividends receivable	641,395
Tax reclaim receivable	311,233
Receivable for Series shares sold	157,851
Prepaid expenses	1,902

Total Assets	1,687,102,562

LIABILITIES
Payable to broker for collateral for securities on loan	128,624,410
Payable for investments purchased	14,352,769
Management fee payable	767,820
Payable for Series shares repurchased	204,010
Accrued expenses and other liabilities	156,457
Distribution fee payable	10,477
Administration fee payable	6,388
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	326

Total Liabilities	144,123,637

NET ASSETS	$1,542,978,925

Net assets were comprised of:
Paid-in capital	$1,050,862,610
Retained earnings	492,116,315

Net assets, June 30, 2016	$1,542,978,925

Class I:
Net asset value and redemption price per share $1,492,086,168 / 35,064,475 outstanding shares of beneficial interest	$42.55

Class II:
Net asset value and redemption price per share $50,892,757 / 1,235,028 outstanding shares of beneficial interest	$41.21

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net) (foreign withholding tax $260,803, of which $19,828 is reimbursable by an affiliate)	$6,374,938
Affiliated income from securities lending, net	713,867
Affiliated dividend income	22,349

Total income	7,111,154

EXPENSES
Management fee	4,650,667
Distribution fee—Class II	64,852
Administration fee—Class II	38,912
Custodian and accounting fees	108,000
Shareholders’ reports	60,000
Audit fee	13,000
Trustees’ fees	13,000
Insurance expenses	11,000
Legal fees and expenses	7,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Loan interest expense	569
Miscellaneous	9,991

Total expenses	4,982,991

NET INVESTMENT INCOME (LOSS)	2,128,163

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	52,915,220
Foreign currency transactions	1,106

52,916,326

Net change in unrealized appreciation (depreciation) on:
Investments	(170,000,120)
Foreign currencies	19,679

(169,980,441)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(117,064,115)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(114,935,952)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$2,128,163	$2,247,157
Net realized gain (loss) on investment and foreign currency transactions	52,916,326	123,924,760
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(169,980,441)	56,058,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(114,935,952)	182,230,231

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	15,940,447	45,579,989
Series shares repurchased	(74,739,061)	(136,363,360)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(58,798,614)	(90,783,371)

CAPITAL CONTRIBUTIONS (Note 4)	1,546,157	—

TOTAL INCREASE (DECREASE)	(172,188,409)	91,446,860
NET ASSETS:
Beginning of period	1,715,167,334	1,623,720,474

End of period	$1,542,978,925	$1,715,167,334

SEE NOTES TO FINANCIAL STATEMENTS.

A136

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

CERTIFICATES OF DEPOSIT — 9.4%	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Bank of Montreal	0.570%		07/20/16	10,000	$10,000,000
Bank of Nova Scotia	0.793%	(a)	07/26/16	2,000	2,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.400%		07/07/16	18,000	18,000,000
Branch Banking and Trust Co.	0.410%		07/01/16	5,000	5,000,000
Branch Banking and Trust Co.	0.550%		07/01/16	1,000	1,000,000
Canadian Imperial Bank of Commerce	0.753%	(a)	07/06/16	8,000	8,000,138
Citibank NA	0.710%		07/08/16	9,000	9,000,000
Credit Agricole Corporate & Investment Bank SA	0.430%		07/01/16	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.620%		07/07/16	2,000	2,000,046
Sumitomo Mitsui Banking Corp.	0.700%		07/05/16	4,000	4,000,000
Svenska Handelsbanken AB	0.773%	(a)	07/27/16	2,000	2,000,000
Toronto-Dominion Bank (The)	0.980%		09/19/16	2,000	2,001,231
U.S. Bank NA	0.790%		07/21/16	2,000	2,000,232
Wells Fargo Bank NA	0.798%	(a)	07/21/16	3,000	3,000,000

					71,001,647

COMMERCIAL PAPER — 33.9%
ABN AMRO Funding USA LLC, 144A	0.633%	(b)	07/20/16	2,000	1,999,345
ABN AMRO Funding USA LLC, 144A	0.633%	(b)	08/09/16	1,000	999,328
Apple, Inc., 144A	0.408%	(b)	07/08/16	18,000	17,998,600
Australia & New Zealand Banking Group Ltd., 144A	0.673%	(a)	07/05/16	2,000	2,000,047
Caisse Centrale Desjardins du Quebec, 144A	0.530%	(b)	08/08/16	8,000	7,995,608
Caisse Centrale Desjardins du Quebec, 144A	0.561%	(b)	08/09/16	9,000	8,994,637
Cargill, Inc., 144A	0.408%	(b)	07/08/16	19,500	19,498,483
Caterpillar Financial Services Corp.	0.418%	(b)	08/02/16	13,000	12,995,262
Caterpillar Financial Services Corp.	0.428%	(b)	07/06/16	4,000	3,999,767
CDP Financial, Inc., 144A	0.582%	(b)	07/14/16	7,500	7,498,455
CDP Financial, Inc., 144A	0.582%	(b)	07/20/16	7,000	6,997,893
CDP Financial, Inc., 144A	0.612%	(b)	09/15/16	5,900	5,892,526
CDP Financial, Inc., 144A	0.654%	(b)	09/12/16	3,000	2,996,105
CPPIB Capital, Inc., 144A	0.418%	(b)	08/02/16	20,000	19,992,711
HSBC Bank PLC, 144A	0.823%	(a)	07/26/16	5,000	5,000,000
ING US Funding LLC	0.438%	(b)	07/01/16	7,000	7,000,000
ING US Funding LLC	0.705%	(b)	07/21/16	7,000	6,997,314
KFW, 144A	0.428%	(b)	08/03/16	10,000	9,996,150
KFW, 144A	0.530%	(b)	08/26/16	3,000	2,997,573
Microsoft Corp., 144A	0.413%	(b)	07/06/16	5,000	4,999,719
Microsoft Corp., 144A	0.428%	(b)	08/11/16	10,000	9,995,217
Microsoft Corp., 144A	0.438%	(b)	09/07/16	6,000	5,995,126
Nestle Capital Corp., 144A	0.561%	(b)	08/25/16	7,000	6,994,116
Nestle Finance International Ltd.	0.356%	(b)	07/05/16	8,000	7,999,689
Nestle Finance International Ltd., 144A	0.623%	(b)	08/05/16	3,000	2,998,220
Novartis Finance Corp., 144A	0.438%	(b)	07/06/16	3,000	2,999,821
Novartis Finance Corp., 144A	0.469%	(b)	08/09/16	16,000	15,992,026
Ontario Teachers’ Financial Trust, 144A	0.756%	(b)	08/11/16	2,000	1,998,313
Ontario Teachers’ Financial Trust, 144A	0.849%	(b)	08/18/16	6,000	5,993,350
Pfizer, Inc., 144A	0.541%	(b)	08/17/16	3,000	2,997,923
PSP Capital, Inc., 144A	0.571%	(b)	07/29/16	3,000	2,998,693
PSP Capital, Inc., 144A	0.612%	(b)	08/05/16	7,000	6,995,914
Roche Holdings, Inc., 144A	0.428%	(b)	08/08/16	18,000	17,992,020
Wal-Mart, Stores Inc., 144A	0.408%	(b)	07/05/16	7,000	6,999,689

					255,799,640

OTHER CORPORATE OBLIGATIONS — 2.4%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	1.148%	(a)	07/15/16	2,500	2,500,344
Canadian Imperial Bank of Commerce, Sr. Unsec’d. Notes	1.153%	(a)	07/18/16	1,820	1,820,512
International Finance Corp., Sr. Unsec’d. Notes, GMTN	0.477%	(a)	08/01/16	2,000	1,999,956
KFW, Sr. Unsec’d. Notes	0.500%		07/15/16	5,000	5,000,095

SEE NOTES TO FINANCIAL STATEMENTS.

A137

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

OTHER CORPORATE OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Sumitomo Mitsui Banking Corp., Sr. Unsec’d. Notes	1.450%		07/19/16	4,000	$4,001,523
Svenska Handelsbanken AB, Sr. Unsec’d. Notes	3.125%		07/12/16	3,000	3,002,039

					18,324,469

TIME DEPOSIT — 2.7%
Australia & New Zealand Banking Group Ltd.	0.400%		07/01/16	20,637	20,637,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.2%
Federal Farm Credit Bank	0.393%	(a)	07/25/16	2,000	1,999,954
Federal Farm Credit Bank	0.418%	(b)	11/16/16	6,000	5,990,570
Federal Farm Credit Bank	0.433%	(a)	09/27/16	2,025	2,024,904
Federal Farm Credit Bank	0.442%	(a)	10/13/16	7,000	7,000,000
Federal Farm Credit Bank	0.445%	(a)	10/03/16	5,000	4,999,689
Federal Farm Credit Bank	0.449%	(a)	12/28/16	2,000	1,999,901
Federal Farm Credit Bank	0.467%	(a)	09/14/16	4,000	4,000,180
Federal Farm Credit Bank	0.499%	(a)	08/29/17	2,000	1,997,673
Federal Farm Credit Bank	0.519%	(a)	09/28/17	12,000	11,998,473
Federal Home Loan Bank	0.295%	(b)	07/08/16	11,000	10,999,380
Federal Home Loan Bank	0.306%	(b)	07/06/16-07/13/16	26,000	25,997,867
Federal Home Loan Bank	0.314%	(b)	08/03/16	18,000	17,994,908
Federal Home Loan Bank	0.326%	(b)	08/04/16-08/08/16	11,000	10,996,435
Federal Home Loan Bank	0.377%	(b)	08/26/16	11,000	10,993,669
Federal Home Loan Bank	0.393%	(a)	08/18/16	2,000	1,999,986
Federal Home Loan Bank	0.403%	(a)	08/19/16	3,000	2,999,980
Federal Home Loan Bank	0.407%	(a)	08/24/16	6,000	5,999,745
Federal Home Loan Bank	0.408%	(b)	09/16/16-10/06/16	35,879	35,843,121
Federal Home Loan Bank	0.412%	(a)	08/24/16	10,000	9,999,858
Federal Home Loan Bank	0.413%	(a)	08/25/16	3,000	3,000,000
Federal Home Loan Bank	0.418%	(b)	09/21/16	12,000	11,988,793
Federal Home Loan Bank	0.422%	(a)	09/08/16	3,000	3,000,000
Federal Home Loan Bank	0.428%	(a)	11/21/16	6,000	6,000,000
Federal Home Loan Bank	0.432%	(a)	09/01/16	8,000	7,999,890
Federal Home Loan Bank	0.433%	(b)	10/05/16	7,200	7,191,840
Federal Home Loan Bank	0.444%	(a)	09/02/16	4,000	4,000,000
Federal Home Loan Bank	0.446%	(a)	03/17/17	5,000	4,997,161
Federal Home Loan Bank	0.449%	(b)	10/11/16	11,629	11,614,502
Federal Home Loan Bank	0.455%	(a)	07/06/16	2,000	2,000,000
Federal Home Loan Bank	0.468%	(b)	08/24/16	5,000	4,996,557
Federal Home Loan Bank	0.469%	(b)	08/19/16	800	799,499
Federal Home Loan Bank	0.481%	(a)	05/16/17	4,000	3,999,004
Federal Home Loan Bank	0.500%		10/17/16	3,000	2,999,922
Federal Home Loan Bank	0.522%	(a)	10/13/16	3,000	2,999,910
Federal Home Loan Bank	0.549%	(a)	07/11/16-10/11/16	9,000	8,999,861
Federal Home Loan Bank	0.568%	(a)	10/25/17	3,000	3,000,000
Federal Home Loan Bank	0.578%	(a)	01/19/17	4,000	4,000,000
Federal Home Loan Bank	0.592%	(b)	09/14/16	5,000	4,993,958
Federal Home Loan Bank	0.607%	(a)	08/01/17-12/22/17	5,500	5,500,000
Federal Home Loan Bank	0.617%	(a)	12/07/17	3,500	3,500,000
Federal Home Loan Bank	0.624%	(a)	08/21/17	1,000	999,885
Federal Home Loan Bank	0.641%	(a)	09/11/17	2,000	1,999,881
Federal Home Loan Bank	1.625%		12/09/16	1,000	1,004,925
Federal Home Loan Mortgage Corp.	0.244%	(b)	07/19/16	8,000	7,999,040
Federal Home Loan Mortgage Corp.	0.434%	(a)	09/02/16	5,000	5,000,000
Federal Home Loan Mortgage Corp.	0.443%	(a)	07/21/16	2,000	1,999,995
Federal Home Loan Mortgage Corp.	0.453%	(a)	04/20/17	7,000	6,999,141
Federal National Mortgage Assoc.	0.234%	(b)	07/18/16	5,000	4,999,457
Federal National Mortgage Assoc.	0.255%	(b)	07/05/16	6,000	5,999,833
Federal National Mortgage Assoc.	0.375%		07/05/16	4,000	4,000,033
Federal National Mortgage Assoc.	0.387%	(b)	10/03/16	1,000	999,008

SEE NOTES TO FINANCIAL STATEMENTS.

A138

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
Federal National Mortgage Assoc.	0.408%	(b)	07/19/16	2,000	$1,999,600
Federal National Mortgage Assoc.	0.463%	(a)	07/25/16	3,000	3,000,082
Federal National Mortgage Assoc.	0.468%	(a)	01/26/17	1,000	999,856
Federal National Mortgage Assoc.	0.525%	(a)	10/21/16	9,000	8,999,271
Federal National Mortgage Assoc.	0.597%	(a)	12/20/17	6,500	6,497,704
Federal National Mortgage Assoc.	4.875%		12/15/16	2,000	2,039,755

					348,954,656

U.S. TREASURY OBLIGATIONS — 2.4%
U.S. Treasury Bills	0.255%	(b)	07/21/16	12,000	11,998,333
U.S. Treasury Bills	0.408%	(b)	12/22/16	6,000	5,988,386

					17,986,719

REPURCHASE AGREEMENTS(c) — 4.8%
Credit Agricole Corporate & Investment Bank SA, 0.37%, dated 06/24/16, due 07/01/16 in the amount of $9,000,648				9,000	9,000,000
TD Securities (USA) LLC, 0.38%, dated 06/30/16, due 07/01/16 in the amount of $27,000,285				27,000	27,000,000

					36,000,000

TOTAL INVESTMENTS — 101.8% (amortized cost $768,704,131)					768,704,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%					(13,763,965)

NET ASSETS — 100.0%					$754,940,166

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2016.

(b)	Rate quoted represents yield-to-maturity as of purchase date.

(c)	The aggregate value of Repurchase Agreements is $36,000,000. Repurchase agreements are collateralized by U.S. Treasury Securities (coupon rates 0.875%-1.875%, maturity dates 01/31/18-05/31/22), with the aggregate value, including accrued interest of $36,720,108. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$71,001,647	$—
Commercial Paper	—	255,799,640	—
Other Corporate Obligations	—	18,324,469	—
Time Deposit	—	20,637,000	—
U.S. Government Agency Obligations	—	348,954,656	—
U.S. Treasury Obligations	—	17,986,719	—
Repurchase Agreements	—	36,000,000	—

Total	$—	$768,704,131	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A139

MONEY MARKET PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

U.S. Government Agency Obligations	46.2%
Commercial Paper	33.9
Certificates of Deposit	9.4
Repurchase Agreements	4.8
Time Deposit	2.7

Other Corporate Obligations	2.4%
U.S. Treasury Obligations	2.4

101.8
Liabilities in excess of other assets	(1.8)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A140

MONEY MARKET PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments, at amortized cost which approximates fair value:	$768,704,131
Interest receivable	241,057
Receivable for Series shares sold	131,437
Prepaid expenses	764

Total Assets	769,077,389

LIABILITIES
Payable for investments purchased	12,986,567
Payable for Series shares repurchased	843,021
Management fee payable	179,406
Accrued expenses	122,600
Payable to custodian	4,649
Affiliated transfer agent fee payable	980

Total Liabilities	14,137,223

NET ASSETS	$754,940,166

Net assets were comprised of:
Paid-in capital	$754,940,166

Net assets, June 30, 2016	$754,940,166

Net asset value and redemption price per share $754,940,166 / 75,491,033 outstanding shares of beneficial interest	$10.00

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Interest income	$1,588,831

EXPENSES
Management fee	1,112,600
Shareholders’ reports	55,000
Custodian and accounting fees	53,000
Audit fee	11,000
Trustees’ fees	8,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Insurance expenses	4,000
Miscellaneous	7,339

Total expenses	1,262,939

NET INVESTMENT INCOME (LOSS)	325,892

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions	8,028

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$333,920

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$325,892	$—
Net realized gain (loss) on investment transactions	8,028	6,612

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	333,920	6,612

DISTRIBUTIONS	(333,920)	(6,612)

SERIES SHARE TRANSACTIONS
Series shares sold [24,665,836 and 30,779,347 shares, respectively]	246,658,362	307,793,476
Series shares issued in reinvestment of distributions [33,392 and 661 shares, respectively]	333,920	6,612
Series shares repurchased [14,285,543 and 48,058,413 shares, respectively]	(142,855,434)	(480,584,125)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	104,136,848	(172,784,037)

TOTAL INCREASE (DECREASE)	104,136,848	(172,784,037)
NET ASSETS:
Beginning of period	650,803,318	823,587,355

End of period	$754,940,166	$650,803,318

SEE NOTES TO FINANCIAL STATEMENTS.

A141

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 97.3%	Shares	Value (Note 2)
Aluminum — 1.2%
Alcoa, Inc.	592,471	$5,492,206

Automobile Manufacturers — 0.5%
Tesla Motors, Inc.*(a)	10,650	2,260,782

Construction Materials — 1.8%
Vulcan Materials Co.	69,885	8,411,359

Diversified Chemicals — 4.0%
Arkema SA (France)	96,985	7,414,801
BASF SE (Germany)	82,802	6,349,181
Dow Chemical Co. (The)	92,817	4,613,933

		18,377,915

Diversified Metals & Mining — 6.0%
BHP Billiton PLC (Australia)	535,960	6,783,647
Freeport-McMoRan, Inc.*	396,300	4,414,782
Glencore PLC (Switzerland)	2,214,460	4,564,293
Lundin Mining Corp. (Canada)*	1,831,023	6,179,233
Rio Tinto PLC (United Kingdom)	171,720	5,334,773

		27,276,728

Fertilizers & Agricultural Chemicals — 3.1%
Agrium, Inc. (Canada)	55,485	5,020,041
Monsanto Co.	21,415	2,214,525
Potash Corp. of Saskatchewan, Inc. (Canada)	142,497	2,316,217
Syngenta AG (Switzerland)*	2,945	1,130,299
Syngenta AG (Switzerland)	9,108	3,496,093

		14,177,175

Gold — 1.0%
Goldcorp, Inc. (Canada)	243,775	4,663,416

Heavy Electrical Equipment — 3.7%
Gamesa Corp. Tecnologica SA (Spain)	339,935	6,772,907
Nordex SE (Germany)*	141,635	4,020,452
Vestas Wind Systems A/S (Denmark)	87,675	5,959,222

		16,752,581

Integrated Oil & Gas — 15.7%
BP PLC (United Kingdom)	1,912,527	11,195,067
Exxon Mobil Corp.	154,015	14,437,366
Occidental Petroleum Corp.	82,757	6,253,119
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	485,350	13,330,285
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	217,503	6,009,330
Suncor Energy, Inc. (Canada)	270,986	7,514,442
Total SA (France)(a)	265,346	12,724,994

		71,464,603

Oil & Gas Drilling — 1.6%
Patterson-UTI Energy, Inc.	340,233	7,253,768

Oil & Gas Equipment & Services — 10.7%
Halliburton Co.	155,424	7,039,153
Schlumberger Ltd.	160,941	12,727,214
U.S. Silica Holdings, Inc.(a)	394,910	13,612,548
Weatherford International PLC*	2,741,895	15,217,517

		48,596,432

Oil & Gas Exploration & Production — 38.3%
Anadarko Petroleum Corp.	93,810	4,995,383

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production (continued)
Antero Resources Corp.*	249,380	$6,478,892
Cabot Oil & Gas Corp.	273,275	7,034,099
Concho Resources, Inc.*	172,767	20,605,920
Continental Resources, Inc.*(a)	379,660	17,187,208
EOG Resources, Inc.	182,396	15,215,474
Hess Corp.	109,440	6,577,344
Laredo Petroleum, Inc.*(a)	785,225	8,229,158
Parsley Energy, Inc. (Class A Stock)*	326,695	8,840,367
PDC Energy, Inc.*	229,689	13,232,383
Pioneer Natural Resources Co.	131,081	19,820,758
Range Resources Corp.	472,777	20,395,600
SM Energy Co.(a)	554,045	14,959,215
Whiting Petroleum Corp.*	1,157,030	10,714,098

		174,285,899

Oil & Gas Refining & Marketing — 3.3%
Marathon Petroleum Corp.	137,418	5,216,387
Phillips 66	55,759	4,423,919
Valero Energy Corp.	105,322	5,371,422

		15,011,728

Precious Metals & Minerals
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)(d)	129,100	9,952

Railroads — 2.4%
Canadian National Railway Co. (Canada)	99,935	5,901,189
Kansas City Southern	54,305	4,892,337

		10,793,526

Specialty Chemicals — 2.7%
Ecolab, Inc.	51,733	6,135,534
PPG Industries, Inc.	60,327	6,283,057

		12,418,591

Steel — 1.3%
Vale SA (Brazil) ADR(a)	1,209,200	6,118,553

TOTAL COMMON STOCKS (cost $337,301,083)		443,365,214

EXCHANGE TRADED FUNDS — 2.4%
Guggenheim Solar ETF	122,620	2,570,115
VanEck Vectors Gold Miners ETF	307,415	8,515,395

TOTAL EXCHANGE TRADED FUNDS (cost $8,003,191)		11,085,510

TOTAL LONG-TERM INVESTMENTS (cost $345,304,274)		454,450,724

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $24,530,010; includes $21,998,336 of cash collateral for securities on loan)(e)(f) (Note 4)	24,530,010	24,530,010

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.1% (cost $369,834,284)		478,980,734

SEE NOTES TO FINANCIAL STATEMENTS.

A142

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

OPTIONS WRITTEN* — (0.3)%	Notional Amount (000)#	Value (Note 2)
Call Options
Vale SA, expiring 07/15/16, Strike Price 4.50	12	$(810,164)
Weatherford International PLC, expiring 07/22/16, Strike Price 5.50	8	(280,350)
Whiting Petroleum Corp., expiring 07/15/16, Strike Price 9.00	5	(390,560)
Freeport-McMoRan, Inc., expiring 07/15/16, Strike Price 12.00	4	(91,149)

TOTAL OPTIONS WRITTEN (premium received $1,190,829)		(1,572,223)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 104.8% (cost $368,643,455)		477,408,511
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(21,828,299)

NET ASSETS — 100.0%		$455,580,212

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Notional amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,524,408; cash collateral of $21,998,336 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.

(c)	Indicates a restricted security; the aggregate original cost of such securities is $1,102,975. The aggregate value of, $9,952, is approximately 0.0% of net assets.

(d)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $9,952 and 0.0% of net assets.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$5,492,206	$—	$—
Automobile Manufacturers	2,260,782	—	—
Construction Materials	8,411,359	—	—
Diversified Chemicals	4,613,933	13,763,982	—
Diversified Metals & Mining	10,594,015	16,682,713	—
Fertilizers & Agricultural Chemicals	9,550,783	4,626,392	—
Gold	4,663,416	—	—
Heavy Electrical Equipment	—	16,752,581	—
Integrated Oil & Gas	28,204,927	43,259,676	—
Oil & Gas Drilling	7,253,768	—	—
Oil & Gas Equipment & Services	48,596,432	—	—
Oil & Gas Exploration & Production	174,285,899	—	—
Oil & Gas Refining & Marketing	15,011,728	—	—
Precious Metals & Minerals	—	—	9,952
Railroads	10,793,526	—	—
Specialty Chemicals	12,418,591	—	—
Steel	6,118,553	—	—
Exchange Traded Funds	11,085,510	—	—
Affiliated Mutual Fund	24,530,010	—	—
Options Written	(1,572,223)	—	—

Total	$382,313,215	$95,085,344	$9,952

SEE NOTES TO FINANCIAL STATEMENTS.

A143

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil & Gas Exploration & Production	38.3%
Integrated Oil & Gas	15.7
Oil & Gas Equipment & Services	10.7
Diversified Metals & Mining	6.0
Affiliated Mutual Fund (including 4.8% of collateral for securities on loan)	5.4
Diversified Chemicals	4.0
Heavy Electrical Equipment	3.7
Oil & Gas Refining & Marketing	3.3
Fertilizers & Agricultural Chemicals	3.1
Specialty Chemicals	2.7
Exchange Traded Funds	2.4

Railroads	2.4%
Construction Materials	1.8
Oil & Gas Drilling	1.6
Steel	1.3
Aluminum	1.2
Gold	1.0
Automobile Manufacturers	0.5

105.1
Options Written	(0.3)
Liabilities in excess of other assets	(4.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Options written outstanding, at value	$1,572,223

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$2,177,698

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written
Equity contracts	$(381,394)

As of June 30, 2016, the Portfolio’s average notional amount for written options was $10.

SEE NOTES TO FINANCIAL STATEMENTS.

A144

NATURAL RESOURCES PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $21,524,408:
Unaffiliated investments (cost $345,304,274)	$454,450,724
Affiliated investments (cost $24,530,010)	24,530,010
Cash	481,211
Receivable for investments sold	835,486
Dividends receivable	491,888
Tax reclaim receivable	402,912
Receivable for Series shares sold	10,458
Prepaid expenses	651

Total Assets	481,203,340

LIABILITIES
Payable to broker for collateral for securities on loan	21,998,336
Options written outstanding, at value (premiums received $1,190,829)	1,572,223
Payable for investments purchased	1,537,762
Payable for Series shares repurchased	179,064
Management fee payable	165,180
Accrued expenses and other liabilities	158,360
Distribution fee payable	7,013
Administration fee payable	4,210
Affiliated transfer agent fee payable	980

Total Liabilities	25,623,128

NET ASSETS	$455,580,212

Net assets were comprised of:
Paid-in capital	$448,306,159
Retained earnings	7,274,053

Net assets, June 30, 2016	$455,580,212

Class I:
Net asset value and redemption price per share $421,376,127 / 17,365,522 outstanding shares of beneficial interest	$24.27

Class II:
Net asset value and redemption price per share $34,204,085 / 1,443,679 outstanding shares of beneficial interest	$23.69

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $354,742)	$4,006,027
Affiliated income from securities lending, net	419,876
Affiliated dividend income	17,256

Total income	4,443,159

EXPENSES
Management fee	942,031
Distribution fee—Class II	39,868
Administration fee—Class II	23,921
Shareholders’ reports	69,000
Custodian and accounting fees	68,000
Audit fee	15,000
Trustees’ fees	7,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Insurance expenses	4,000
Loan interest expense	5
Miscellaneous	13,646

Total expenses	1,194,471
Less: Management fee waiver	(13,751)

Net expenses	1,180,720

NET INVESTMENT INCOME (LOSS)	3,262,439

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(147,167,936)
Options written transactions	2,177,698
Foreign currency transactions	(88,390)

(145,078,628)

Net change in unrealized appreciation (depreciation) on:
Investments	195,339,777
Options written	(381,394)
Foreign currencies	14,568

194,972,951

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	49,894,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,156,762

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$3,262,439	$5,726,283
Net realized gain (loss) on investment and foreign currency transactions	(145,078,628)	(21,248,524)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	194,972,951	(152,571,971)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,156,762	(168,094,212)

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	15,641,246	42,149,589
Series shares repurchased	(30,114,283)	(90,115,893)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(14,473,037)	(47,966,304)

CAPITAL CONTRIBUTIONS (Note 4)	480,531	—

TOTAL INCREASE (DECREASE)	39,164,256	(216,060,516)
NET ASSETS:
Beginning of period	416,415,956	632,476,472

End of period	$455,580,212	$416,415,956

SEE NOTES TO FINANCIAL STATEMENTS.

A145

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 97.7%	Shares	Value (Note 2)
Aerospace & Defense — 1.3%
AAR Corp.	35,871	$837,229
Aerojet Rocketdyne Holdings, Inc.*	70,675	1,291,939
Aerovironment, Inc.*	22,514	625,889
American Science & Engineering, Inc.	7,916	296,138
Cubic Corp.	24,073	966,772
Engility Holdings, Inc.*	18,900	399,168
Mercury Systems, Inc.*	44,108	1,096,525
Moog, Inc. (Class A Stock)*	36,194	1,951,580
National Presto Industries, Inc.	5,399	509,396
TASER International, Inc.*	57,700	1,435,576

		9,410,212

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	27,300	1,130,766
Echo Global Logistics, Inc.*	27,500	616,550
Forward Air Corp.	33,556	1,494,249
Hub Group, Inc. (Class A Stock)*	37,570	1,441,561

		4,683,126

Airlines — 0.8%
Allegiant Travel Co.	14,194	2,150,391
Hawaiian Holdings, Inc.*	52,500	1,992,900
SkyWest, Inc.	56,560	1,496,578

		5,639,869

Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.*	84,100	1,217,768
Dorman Products, Inc.*	33,100	1,893,320
Drew Industries, Inc.	26,989	2,289,747
Gentherm, Inc.*	40,100	1,373,425
Motorcar Parts of America, Inc.*	20,100	546,318
Standard Motor Products, Inc.	21,699	863,186
Superior Industries International, Inc.	24,518	656,592

		8,840,356

Automobiles — 0.1%
Winnebago Industries, Inc.	29,431	674,558

Banks — 9.1%
Ameris Bancorp	30,700	911,790
Banc of California, Inc.	54,000	977,400
Banner Corp.	22,600	961,404
BBCN Bancorp, Inc.	87,482	1,305,231
Boston Private Financial Holdings, Inc.(a)	91,202	1,074,360
Brookline Bancorp, Inc.	77,432	854,075
Cardinal Financial Corp.	35,500	778,870
Central Pacific Financial Corp.	34,100	804,760
City Holding Co.	16,544	752,256
Columbia Banking System, Inc.	63,708	1,787,647
Community Bank System, Inc.	48,496	1,992,701
Customers Bancorp, Inc.*	27,600	693,588
CVB Financial Corp.	110,200	1,806,178
First BanCorp (Puerto Rico)*	128,872	511,622
First Commonwealth Financial Corp.	97,210	894,332
First Financial Bancorp	68,003	1,322,658

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
First Financial Bankshares, Inc.(a)	72,678	$2,383,112
First Midwest Bancorp, Inc.	89,440	1,570,566
First NBC Bank Holding Co.*	17,400	292,146
Glacier Bancorp, Inc.	83,773	2,226,686
Great Western Bancorp, Inc.	64,600	2,037,484
Hanmi Financial Corp.	35,436	832,392
Home BancShares, Inc.	134,308	2,657,955
Independent Bank Corp.	28,906	1,321,004
LegacyTexas Financial Group, Inc.	48,200	1,297,062
MB Financial, Inc.	75,483	2,738,523
NBT Bancorp, Inc.	47,310	1,354,485
OFG Bancorp (Puerto Rico)(a)	47,900	397,570
Old National Bancorp	148,247	1,857,535
Opus Bank	20,700	699,660
Pinnacle Financial Partners, Inc.	42,471	2,074,708
S&T Bancorp, Inc.	38,273	935,775
Servisfirst Bancshares, Inc.(a)	23,900	1,180,421
Simmons First National Corp. (Class A Stock)	31,578	1,458,430
Southside Bancshares, Inc.	26,839	829,862
Sterling Bancorp	132,058	2,073,311
Talmer Bancorp, Inc. (Class A Stock)	70,100	1,343,817
Texas Capital Bancshares, Inc.*	50,600	2,366,056
Tompkins Financial Corp.	13,564	881,660
UMB Financial Corp.	46,272	2,462,133
United Bankshares, Inc.(a)	71,297	2,674,351
United Community Banks, Inc.	77,387	1,415,408
Westamerica Bancorporation	28,100	1,384,206
Wilshire Bancorp, Inc.	78,013	812,895
Wintrust Financial Corp.	56,413	2,877,063

		63,865,148

Biotechnology — 1.3%
Acorda Therapeutics, Inc.*	50,700	1,293,103
AMAG Pharmaceuticals, Inc.*	38,000	908,960
Emergent BioSolutions, Inc.*	34,357	966,119
Enanta Pharmaceuticals, Inc.*	14,600	321,930
Ligand Pharmaceuticals, Inc.*(a)	20,900	2,492,743
MiMedx Group, Inc.*(a)	109,600	874,608
Momenta Pharmaceuticals, Inc.*	69,500	750,600
Repligen Corp.*	36,900	1,009,584
Spectrum Pharmaceuticals, Inc.*	67,000	440,190

		9,057,837

Building Products — 1.7%
AAON, Inc.	43,689	1,201,884
American Woodmark Corp.*	15,100	1,002,338
Apogee Enterprises, Inc.	31,738	1,471,056
Gibraltar Industries, Inc.*	32,768	1,034,486
Griffon Corp.	40,229	678,261
PGT, Inc.*	53,100	546,930
Quanex Building Products Corp.	37,588	698,761
Simpson Manufacturing Co., Inc.	45,183	1,805,965
Trex Co., Inc.*	32,200	1,446,424
Universal Forest Products, Inc.	22,364	2,072,919

		11,959,024

SEE NOTES TO FINANCIAL STATEMENTS.

A146

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Capital Markets — 1.4%
Calamos Asset Management, Inc. (Class A Stock)	18,600	$135,966
Evercore Partners, Inc. (Class A Stock)	43,600	1,926,684
Financial Engines, Inc.	58,300	1,508,221
Greenhill & Co., Inc.	30,300	487,830
HFF, Inc. (Class A Stock)	38,200	1,103,216
Interactive Brokers Group, Inc. (Class A Stock)(a)	64,100	2,269,140
INTL FCStone, Inc.*	16,500	450,285
Investment Technology Group, Inc.	36,466	609,712
Piper Jaffray Cos.*	15,565	586,800
Virtus Investment Partners, Inc.	6,610	470,500

		9,548,354

Chemicals — 2.7%
A. Schulman, Inc.	31,966	780,610
American Vanguard Corp.	28,148	425,316
Balchem Corp.	34,783	2,074,806
Calgon Carbon Corp.	55,554	730,535
Chemours Co. (The)	199,600	1,644,704
Flotek Industries, Inc.*(a)	59,200	781,440
FutureFuel Corp.	24,800	269,824
H.B. Fuller Co.	54,918	2,415,843
Hawkins, Inc.	10,400	451,464
Ingevity Corp.*	46,400	1,579,456
Innophos Holdings, Inc.	21,300	899,073
Innospec, Inc.	26,400	1,214,136
Intrepid Potash, Inc.*	59,200	85,248
Koppers Holdings, Inc.*	22,600	694,498
Kraton Performance Polymers, Inc.*	33,900	946,827
LSB Industries, Inc.*	22,200	268,176
Quaker Chemical Corp.	14,598	1,302,142
Rayonier Advanced Materials, Inc.	47,600	646,884
Stepan Co.	20,170	1,200,720
Tredegar Corp.	27,235	439,028

		18,850,730

Commercial Services & Supplies — 3.4%
ABM Industries, Inc.	61,703	2,250,925
Brady Corp. (Class A Stock)	51,422	1,571,456
Brink’s Co. (The)	54,300	1,547,007
Essendant, Inc.	40,942	1,251,188
G&K Services, Inc. (Class A Stock)	21,719	1,663,024
Healthcare Services Group, Inc.	79,576	3,292,855
Interface, Inc.	72,002	1,098,030
Matthews International Corp. (Class A Stock)	35,300	1,964,092
Mobile Mini, Inc.(a)	48,997	1,697,256
Multi-Color Corp.	14,500	919,300
Team, Inc.*	32,400	804,492
Tetra Tech, Inc.	63,788	1,961,162
UniFirst Corp.	16,830	1,947,568
US Ecology, Inc.	24,000	1,102,800
Viad Corp.	22,347	692,757

		23,763,912

COMMON STOCKS (continued)	Shares	Value (Note 2)
Communications Equipment — 1.2%
ADTRAN, Inc.	53,800	$1,003,370
Bel Fuse, Inc. (Class B Stock)	9,622	171,079
Black Box Corp.	16,493	215,728
CalAmp Corp.*	40,200	595,362
Comtech Telecommunications Corp.	25,559	328,178
Digi International, Inc.*	28,364	304,346
Harmonic, Inc.*	83,324	237,473
Ixia*	68,300	670,706
Lumentum Holdings, Inc.*	52,140	1,261,788
NETGEAR, Inc.*	35,846	1,704,119
Viavi Solutions, Inc.*	255,700	1,695,291

		8,187,440

Construction & Engineering — 0.8%
Aegion Corp.*	38,637	753,808
Comfort Systems USA, Inc.	40,884	1,331,592
Dycom Industries, Inc.*	34,531	3,099,502
MYR Group, Inc.*	19,900	479,192
Orion Marine Group, Inc.*	29,700	157,707

		5,821,801

Construction Materials — 0.3%
Headwaters, Inc.*	81,468	1,461,536
US Concrete, Inc.*	15,200	925,832

		2,387,368

Consumer Finance — 1.0%
Cash America International, Inc.	26,344	1,122,781
Encore Capital Group, Inc.*	26,100	614,133
Enova International, Inc.*	29,239	215,199
EZCORP, Inc. (Class A Stock)*	56,011	423,443
First Cash Financial Services, Inc.	31,025	1,592,513
Green Dot Corp. (Class A Stock)*	47,500	1,092,025
PRA Group, Inc.*(a)	50,867	1,227,930
World Acceptance Corp.*	9,252	421,891

		6,709,915

Containers & Packaging
Myers Industries, Inc.	24,020	345,888

Distributors — 0.3%
Core-Mark Holding Co., Inc.	51,000	2,389,860
VOXX International Corp.*	20,857	58,191

		2,448,051

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	17,633	495,487
Capella Education Co.	11,686	615,151
Career Education Corp.*	74,400	442,680
Regis Corp.*	40,900	509,205
Strayer Education, Inc.*	12,400	609,212
Universal Technical Institute, Inc.	22,006	49,734

		2,721,469

Diversified Telecommunication Services — 1.3%
8x8, Inc.*	98,300	1,436,163
ATN International, Inc.	11,900	925,939
Cincinnati Bell, Inc.*	231,000	1,055,670
Cogent Communications Holdings, Inc.	45,300	1,814,718

SEE NOTES TO FINANCIAL STATEMENTS.

A147

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Diversified Telecommunication Services (continued)
Consolidated Communications Holdings, Inc.(a)	55,700	$1,517,268
General Communication, Inc. (Class A Stock)*	31,924	504,399
Inteliquent, Inc.	35,500	706,095
Iridium Communications, Inc.*(a)	89,200	792,096
Lumos Networks Corp.*	25,521	308,804

		9,061,152

Electric Utilities — 0.8%
ALLETE, Inc.	50,997	3,295,936
El Paso Electric Co.	44,608	2,108,620

		5,404,556

Electrical Equipment — 1.0%
AZZ, Inc.	28,542	1,711,949
Encore Wire Corp.	22,831	851,140
EnerSys	47,600	2,830,772
General Cable Corp.	53,900	685,069
Powell Industries, Inc.	9,772	384,430
Vicor Corp.*	17,931	180,565

		6,643,925

Electronic Equipment, Instruments & Components — 4.3%
Agilysys, Inc.*	16,532	173,090
Anixter International, Inc.*	31,264	1,665,746
Badger Meter, Inc.	16,007	1,168,991
Benchmark Electronics, Inc.*	54,210	1,146,542
Coherent, Inc.*	26,800	2,459,704
CTS Corp.	35,964	644,475
Daktronics, Inc.	42,208	263,800
DTS, Inc.*	19,185	507,443
Electro Scientific Industries, Inc.*	30,141	176,024
ePlus, Inc.*	6,200	507,098
Fabrinet (Thailand)*	33,800	1,254,656
FARO Technologies, Inc.*	18,284	618,548
II-VI, Inc.*	58,362	1,094,871
Insight Enterprises, Inc.*	40,335	1,048,710
Itron, Inc.*	41,800	1,801,580
Littelfuse, Inc.	24,725	2,922,248
Methode Electronics, Inc.	40,566	1,388,574
MTS Systems Corp.	18,035	790,654
OSI Systems, Inc.*	19,400	1,127,722
Park Electrochemical Corp.	22,044	320,299
Plexus Corp.*	36,620	1,581,984
QLogic Corp.*	91,500	1,348,710
Rofin-Sinar Technologies, Inc.*	31,100	993,334
Rogers Corp.*	19,831	1,211,674
Sanmina Corp.*	81,000	2,171,610
ScanSource, Inc.*	28,233	1,047,727
TTM Technologies, Inc.*	71,589	539,065

		29,974,879

Energy Equipment & Services — 1.6%
Archrock, Inc.	76,200	717,804
Atwood Oceanics, Inc.	63,700	797,524
Basic Energy Services, Inc.*(a)	41,517	69,749
Bristow Group, Inc.	38,255	436,490
CARBO Ceramics, Inc.	21,600	282,960

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Era Group, Inc.*	21,571	$202,767
Exterran Corp.*	38,400	493,440
Geospace Technologies Corp.*	14,410	235,892
Gulf Island Fabrication, Inc.	14,077	97,694
GulfMark Offshore, Inc. (Class A Stock)*(a)	27,700	86,701
Helix Energy Solutions Group, Inc.*	109,300	738,868
Hornbeck Offshore Services, Inc.*	35,415	295,361
Matrix Service Co.*	28,973	477,765
Newpark Resources, Inc.*	91,900	532,101
Pioneer Energy Services Corp.*	70,417	323,918
SEACOR Holdings, Inc.*(a)	17,571	1,018,239
Tesco Corp.	50,800	339,852
TETRA Technologies, Inc.*	99,441	633,439
Tidewater, Inc.	51,500	227,115
U.S. Silica Holdings, Inc.(a)	69,900	2,409,453
Unit Corp.*	56,500	879,140

		11,296,272

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	28,924	1,027,959
SpartanNash Co.	41,206	1,260,079

		2,288,038

Food Products — 1.8%
B&G Foods, Inc.	68,900	3,320,980
Cal-Maine Foods, Inc.(a)	34,290	1,519,733
Calavo Growers, Inc.	16,290	1,091,430
Darling Ingredients, Inc.*	181,020	2,697,198
J&J Snack Foods Corp.	16,218	1,934,321
Sanderson Farms, Inc.	21,935	1,900,448
Seneca Foods Corp. (Class A Stock)*	6,600	238,986

		12,703,096

Gas Utilities — 2.0%
Northwest Natural Gas Co.	30,265	1,961,777
Piedmont Natural Gas Co., Inc.	89,203	5,362,885
South Jersey Industries, Inc.	87,444	2,764,979
Spire, Inc.	50,214	3,557,160

		13,646,801

Health Care Equipment & Supplies — 4.4%
Abaxis, Inc.	23,212	1,096,303
Analogic Corp.	13,633	1,083,006
AngioDynamics, Inc.*	29,000	416,730
Anika Therapeutics, Inc.*	15,800	847,670
Cantel Medical Corp.	39,462	2,712,223
CONMED Corp.	28,349	1,353,098
CryoLife, Inc.	28,253	333,668
Cynosure, Inc. (Class A Stock)*	25,890	1,259,419
Greatbatch, Inc.*	27,844	861,215
Haemonetics Corp.*	56,194	1,629,064
ICU Medical, Inc.*	15,992	1,803,098
Inogen, Inc.*	16,000	801,760
Integra LifeSciences Holdings Corp.*	32,002	2,553,120
Invacare Corp.	33,102	401,527
Masimo Corp.*	48,500	2,546,977

SEE NOTES TO FINANCIAL STATEMENTS.

A148

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (continued)
Meridian Bioscience, Inc.	46,275	$902,362
Merit Medical Systems, Inc.*	48,548	962,707
Natus Medical, Inc.*	36,525	1,380,645
Neogen Corp.*	41,320	2,324,250
NuVasive, Inc.*	54,800	3,272,656
SurModics, Inc.*	14,152	332,289
Vascular Solutions, Inc.*	19,100	795,706
Zeltiq Aesthetics, Inc.*(a)	35,600	972,948

		30,642,441

Health Care Providers & Services — 3.6%
Aceto Corp.(a)	32,400	709,236
Adeptus Health, Inc. (Class A Stock)*(a)	14,900	769,734
Air Methods Corp.*(a)	38,516	1,380,028
Almost Family, Inc.*	9,552	407,011
Amedisys, Inc.*	30,959	1,562,810
AMN Healthcare Services, Inc.*	52,899	2,114,373
Chemed Corp.(a)	18,211	2,482,341
CorVel Corp.*	11,290	487,502
Cross Country Healthcare, Inc.*	35,963	500,605
Diplomat Pharmacy, Inc.*(a)	40,000	1,400,000
Ensign Group, Inc. (The)	51,400	1,079,914
ExamWorks Group, Inc.*	43,600	1,519,460
HealthEquity, Inc.*	38,900	1,181,977
Healthways, Inc.*	34,286	396,003
Kindred Healthcare, Inc.	93,578	1,056,496
Landauer, Inc.	10,568	434,979
LHC Group, Inc.*	14,298	618,817
Magellan Health, Inc.*	27,141	1,785,064
PharMerica Corp.*	33,895	835,851
Providence Service Corp. (The)*	13,400	601,392
Quorum Health Corp.*	32,400	347,004
Select Medical Holdings Corp.*	115,400	1,254,398
Surgical Care Affiliates, Inc.*	29,900	1,425,333
US Physical Therapy, Inc.	13,800	830,898

		25,181,226

Health Care Technology — 1.1%
Computer Programs & Systems, Inc.	11,836	472,493
HealthStream, Inc.*	26,800	710,736
HMS Holdings Corp.*	92,500	1,628,925
Medidata Solutions, Inc.*	63,100	2,957,497
Omnicell, Inc.*	39,622	1,356,261
Quality Systems, Inc.	48,934	582,804

		7,708,716

Hotels, Restaurants & Leisure — 2.8%
Belmond Ltd. (Bermuda) (Class A Stock)*	96,000	950,400
Biglari Holdings, Inc.*	1,206	486,428
BJ’s Restaurants, Inc.*	21,872	958,650
Bob Evans Farms, Inc.	21,800	827,310
Boyd Gaming Corp.*	88,500	1,628,400
Chuy’s Holdings, Inc.*(a)	18,200	629,902
DineEquity, Inc.	18,305	1,551,898
Interval Leisure Group, Inc.	121,936	1,938,782
Krispy Kreme Doughnuts, Inc.*	66,900	1,402,224

COMMON STOCKS (continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (continued)
Marcus Corp. (The)	20,558	$433,774
Marriott Vacations Worldwide Corp.	27,000	1,849,230
Monarch Casino & Resort, Inc.*	11,931	262,124
Papa John’s International, Inc.	30,330	2,062,440
Popeyes Louisiana Kitchen, Inc.*	24,100	1,316,824
Red Robin Gourmet Burgers, Inc.*	14,963	709,695
Ruby Tuesday, Inc.*	66,184	238,924
Ruth’s Hospitality Group, Inc.	36,948	589,321
Scientific Games Corp. (Class A Stock)*	55,700	511,883
Sonic Corp.	53,414	1,444,849

		19,793,058

Household Durables — 1.5%
Cavco Industries, Inc.*	9,200	862,040
Ethan Allen Interiors, Inc.(a)	28,099	928,391
Installed Building Products, Inc.*(a)	18,200	660,478
iRobot Corp.*	30,300	1,062,924
La-Z-Boy, Inc.	54,801	1,524,564
M/I Homes, Inc.*	27,070	509,728
MDC Holdings, Inc.	43,000	1,046,620
Meritage Homes Corp.*	40,897	1,535,273
TopBuild Corp.*	42,300	1,531,260
Universal Electronics, Inc.*	15,954	1,153,155

		10,814,433

Household Products — 0.4%
Central Garden & Pet Co.*	10,800	246,564
Central Garden & Pet Co. (Class A Stock)*	36,488	792,154
WD-40 Co.	14,709	1,727,572

		2,766,290

Insurance — 2.9%
American Equity Investment Life Holding Co.	90,500	1,289,625
AMERISAFE, Inc.	21,114	1,292,599
eHealth, Inc.*	18,091	253,636
Employers Holdings, Inc.	35,715	1,036,449
HCI Group, Inc.	9,600	261,888
Horace Mann Educators Corp.	44,100	1,490,139
Infinity Property & Casualty Corp.	12,189	983,165
Navigators Group, Inc. (The)	12,218	1,123,689
ProAssurance Corp.	58,566	3,136,209
RLI Corp.	41,810	2,875,692
Safety Insurance Group, Inc.	15,560	958,185
Selective Insurance Group, Inc.	63,407	2,422,782
Stewart Information Services Corp.	25,802	1,068,461
United Fire Group, Inc.	23,361	991,207
United Insurance Holdings Corp.	19,500	319,410
Universal Insurance Holdings, Inc.	35,400	657,732

		20,160,868

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.	12,680	347,178
FTD Cos., Inc.*	19,606	489,366
Nutrisystem, Inc.	31,928	809,694
PetMed Express, Inc.	22,181	416,116

		2,062,354

SEE NOTES TO FINANCIAL STATEMENTS.

A149

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Internet Software & Services — 1.1%
Blucora, Inc.*(a)	45,012	$466,324
DHI Group, Inc.*	45,600	284,088
Liquidity Services, Inc.*	26,800	210,112
LivePerson, Inc.*	53,800	341,092
LogMeIn, Inc.*	27,500	1,744,325
Monster Worldwide, Inc.*(a)	97,300	232,547
NIC, Inc.	67,400	1,478,756
QuinStreet, Inc.*	39,200	139,160
Shutterstock, Inc.*	19,700	902,260
Stamps.com, Inc.*	17,320	1,514,115
XO Group, Inc.*	26,195	456,579

		7,769,358

IT Services — 1.8%
CACI International, Inc. (Class A Stock)*	26,744	2,417,925
Cardtronics, Inc.*	49,800	1,982,538
Ciber, Inc.*	78,823	118,235
CSG Systems International, Inc.	35,624	1,436,004
ExlService Holdings, Inc.*	36,800	1,928,688
Forrester Research, Inc.	11,062	407,745
ManTech International Corp. (Class A Stock)	26,900	1,017,358
Perficient, Inc.*	39,514	802,529
Sykes Enterprises, Inc.*	42,570	1,232,827
TeleTech Holdings, Inc.	18,067	490,158
Virtusa Corp.*	29,900	863,512

		12,697,519

Leisure Products — 0.4%
Arctic Cat, Inc.	14,257	242,369
Callaway Golf Co.	103,280	1,054,489
Sturm Ruger & Co., Inc.	20,927	1,339,537

		2,636,395

Life Sciences Tools & Services — 0.4%
Albany Molecular Research, Inc.*	29,800	400,512
Cambrex Corp.*	35,232	1,822,551
Luminex Corp.*	42,500	859,775

		3,082,838

Machinery — 4.4%
Actuant Corp. (Class A Stock)	64,864	1,466,575
Alamo Group, Inc.	10,300	679,491
Albany International Corp. (Class A Stock)	31,704	1,265,941
Astec Industries, Inc.	20,810	1,168,482
Barnes Group, Inc.	55,616	1,842,002
Briggs & Stratton Corp.	47,646	1,009,142
Chart Industries, Inc.*	33,600	810,768
CIRCOR International, Inc.	18,088	1,030,835
EnPro Industries, Inc.	23,878	1,059,944
ESCO Technologies, Inc.	28,421	1,135,135
Federal Signal Corp.	66,500	856,520
Franklin Electric Co., Inc.	42,200	1,394,710
Greenbrier Cos., Inc. (The)	28,100	818,553
Harsco Corp.	88,100	584,984
Hillenbrand, Inc.	69,348	2,083,214
John Bean Technologies Corp.	32,147	1,968,039
Lindsay Corp.	11,879	806,109

COMMON STOCKS (continued)	Shares	Value (Note 2)
Machinery (continued)
Lydall, Inc.*	18,956	$730,943
Mueller Industries, Inc.	62,898	2,005,188
Proto Labs, Inc.*(a)	26,100	1,502,316
SPX Corp.*	45,700	678,645
SPX Flow, Inc.*	45,900	1,196,613
Standex International Corp.	14,070	1,162,604
Tennant Co.	19,500	1,050,465
Titan International, Inc.	47,900	296,980
Watts Water Technologies, Inc. (Class A Stock)(a)	30,721	1,789,806

		30,394,004

Marine — 0.2%
Matson, Inc.	47,500	1,533,775

Media — 0.7%
EW Scripps Co. (The) (Class A Stock)*	58,401	925,072
Gannett Co., Inc.	128,100	1,769,061
Harte-Hanks, Inc.	50,300	79,977
Scholastic Corp.	29,300	1,160,573
Sizmek, Inc.*	20,800	47,632
World Wrestling Entertainment, Inc.	37,700	694,057

		4,676,372

Metals & Mining — 1.0%
AK Steel Holding Corp.*	261,900	1,220,454
Century Aluminum Co.*(a)	54,163	342,852
Haynes International, Inc.	13,800	442,704
Kaiser Aluminum Corp.	19,800	1,790,118
Materion Corp.	22,078	546,651
Olympic Steel, Inc.	9,938	271,407
Stillwater Mining Co.*	133,100	1,578,566
SunCoke Energy, Inc.	70,200	408,564
TimkenSteel Corp.	41,400	398,268

		6,999,584

Multi-Utilities — 0.9%
Avista Corp.	69,603	3,118,214
NorthWestern Corp.	53,000	3,342,710

		6,460,924

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	38,266	616,465
Tuesday Morning Corp.*	48,332	339,291

		955,756

Oil, Gas & Consumable Fuels — 1.3%
Bill Barrett Corp.*	54,600	348,894
Bonanza Creek Energy, Inc.*(a)	44,700	89,847
Carrizo Oil & Gas, Inc.*(a)	60,200	2,158,170
Cloud Peak Energy, Inc.*(a)	67,000	138,020
Contango Oil & Gas Co.*	19,000	232,560
Green Plains, Inc.	39,700	782,884
Northern Oil & Gas, Inc.*	58,900	272,118
PDC Energy, Inc.*	50,926	2,933,847
REX American Resources Corp.*(a)	6,100	364,963
Synergy Resources Corp.*	213,000	1,418,580

		8,739,883

SEE NOTES TO FINANCIAL STATEMENTS.

A150

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Paper & Forest Products — 1.1%
Boise Cascade Co.*	42,600	$977,670
Clearwater Paper Corp.*	18,880	1,234,186
Deltic Timber Corp.(a)	11,791	791,530
KapStone Paper & Packaging Corp.	94,400	1,228,144
Neenah Paper, Inc.	18,478	1,337,253
P.H. Glatfelter Co.	47,700	933,012
Schweitzer-Mauduit International, Inc.	33,576	1,184,561

		7,686,356

Personal Products — 0.1%
Inter Parfums, Inc.	18,800	537,116
Medifast, Inc.	10,400	346,008

		883,124

Pharmaceuticals — 1.7%
ANI Pharmaceuticals, Inc.*	8,400	468,888
Depomed, Inc.*(a)	67,200	1,318,464
Impax Laboratories, Inc.*	76,400	2,201,848
Lannett Co., Inc.*(a)	30,700	730,353
Medicines Co. (The)*(a)	76,500	2,572,695
Nektar Therapeutics*(a)	149,800	2,131,654
Phibro Animal Health Corp. (Class A Stock)	20,300	378,798
Sagent Pharmaceuticals, Inc.*	26,200	392,476
SciClone Pharmaceuticals, Inc.*	54,800	715,688
Supernus Pharmaceuticals, Inc.*	38,000	774,060

		11,684,924

Professional Services — 1.7%
CDI Corp.	15,288	93,257
Exponent, Inc.	28,580	1,669,358
Heidrick & Struggles International, Inc.	19,214	324,332
Insperity, Inc.	17,879	1,380,795
Kelly Services, Inc. (Class A Stock)	32,739	621,059
Korn/Ferry International	62,900	1,302,030
Navigant Consulting, Inc.*	52,100	841,415
On Assignment, Inc.*	52,886	1,954,138
Resources Connection, Inc.	40,100	592,678
TrueBlue, Inc.*	46,718	883,904
WageWorks, Inc.*	39,900	2,386,419

		12,049,385

Real Estate Investment Trusts (REITs) — 6.8%
Acadia Realty Trust	78,805	2,799,154
Agree Realty Corp.	26,000	1,254,240
American Assets Trust, Inc.	43,500	1,846,140
Capstead Mortgage Corp.	105,500	1,023,350
CareTrust REIT, Inc.	63,655	877,166
Cedar Realty Trust, Inc.	82,566	613,465
Chesapeake Lodging Trust	66,100	1,536,825
CoreSite Realty Corp.	33,600	2,979,984
Cousins Properties, Inc.	219,500	2,282,800
DiamondRock Hospitality Co.	220,870	1,994,456
EastGroup Properties, Inc.	35,463	2,444,110
Four Corners Property Trust, Inc.	59,369	1,222,408
Franklin Street Properties Corp.	97,702	1,198,804

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc. (The)	81,373	$2,781,329
Getty Realty Corp.	28,854	618,918
Government Properties Income Trust	78,200	1,803,292
Kite Realty Group Trust	91,672	2,569,566
Lexington Realty Trust	232,616	2,351,748
LTC Properties, Inc.	41,726	2,158,486
Parkway Properties, Inc.	89,448	1,496,465
Pennsylvania Real Estate Investment Trust	76,422	1,639,252
PS Business Parks, Inc.	21,502	2,280,932
Retail Opportunity Investments Corp.	110,700	2,398,869
Sabra Health Care REIT, Inc.	71,800	1,481,593
Saul Centers, Inc.	12,500	771,375
Summit Hotel Properties, Inc.	95,900	1,269,716
Universal Health Realty Income Trust	13,500	771,930
Urstadt Biddle Properties, Inc. (Class A Stock)	29,150	722,337

		47,188,710

Real Estate Management & Development — 0.2%
Forestar Group, Inc.*(a)	37,156	441,785
RE/MAX Holdings, Inc.	19,400	781,044

		1,222,829

Road & Rail — 0.7%
ArcBest Corp.	26,595	432,169
Celadon Group, Inc.	30,300	247,551
Heartland Express, Inc.	64,848	1,127,706
Knight Transportation, Inc.(a)	67,088	1,783,199
Marten Transport Ltd.	25,200	498,960
Roadrunner Transportation Systems, Inc.*	33,200	247,672
Saia, Inc.*	27,500	691,350

		5,028,607

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Energy Industries, Inc.*	43,497	1,651,146
Brooks Automation, Inc.	75,405	846,044
Cabot Microelectronics Corp.	26,011	1,101,306
CEVA, Inc.*	22,400	608,608
Cirrus Logic, Inc.*	68,500	2,657,115
Cohu, Inc.	27,697	300,513
Diodes, Inc.*	42,570	799,890
DSP Group, Inc.*	23,628	250,693
Exar Corp.*	53,023	426,835
Kopin Corp.*	68,496	152,061
Kulicke & Soffa Industries, Inc. (Singapore)*	77,332	941,130
MKS Instruments, Inc.	58,685	2,526,976
Monolithic Power Systems, Inc.	40,800	2,787,456
Nanometrics, Inc.*	26,800	557,172
Power Integrations, Inc.	31,800	1,592,226
Rambus, Inc.*	121,000	1,461,680
Rudolph Technologies, Inc.*	33,794	524,821
Semtech Corp.*	71,800	1,713,148
Tessera Technologies, Inc.	50,777	1,555,807

SEE NOTES TO FINANCIAL STATEMENTS.

A151

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment (continued)
Ultratech, Inc.*	29,411	$675,571
Veeco Instruments, Inc.*	43,542	721,056

		23,851,254

Software — 2.8%
Blackbaud, Inc.	52,283	3,550,016
Bottomline Technologies (de), Inc.*	41,600	895,648
Ebix, Inc.	28,057	1,343,930
Epiq Systems, Inc.	35,817	522,928
Interactive Intelligence Group, Inc.*	19,479	798,444
MicroStrategy, Inc. (Class A Stock)*	10,360	1,813,207
Monotype Imaging Holdings, Inc.	44,600	1,098,498
Progress Software Corp.*	55,347	1,519,829
Qualys, Inc.*	26,800	798,908
Rovi Corp.*(a)	90,300	1,412,292
Synchronoss Technologies, Inc.*(a)	44,300	1,411,398
Take-Two Interactive Software, Inc.*	93,312	3,538,391
Tangoe, Inc.*	40,900	315,748
VASCO Data Security International, Inc.*	32,800	537,592

		19,556,829

Specialty Retail — 3.9%
Asbury Automotive Group, Inc.*	24,400	1,286,856
Barnes & Noble Education, Inc.*	42,636	432,755
Barnes & Noble, Inc.	66,100	750,235
Big 5 Sporting Goods Corp.	19,737	182,962
Buckle, Inc. (The)(a)	30,859	802,025
Caleres, Inc.	47,934	1,160,482
Cato Corp. (The) (Class A Stock)	28,603	1,078,905
Children’s Place, Inc. (The)(a)	20,765	1,664,938
Express, Inc.*	75,300	1,092,603
Finish Line, Inc. (The) (Class A Stock)	46,346	935,726
Five Below, Inc.*(a)	60,300	2,798,523
Francesca’s Holdings Corp.*	44,500	491,725
Genesco, Inc.*	23,022	1,480,545
Group 1 Automotive, Inc.	23,064	1,138,439
Haverty Furniture Cos., Inc.	22,041	397,399
Hibbett Sports, Inc.*(a)	24,696	859,174
Kirkland’s, Inc.*	15,500	227,540
Lithia Motors, Inc. (Class A Stock)	26,230	1,864,166
Lumber Liquidators Holdings, Inc.*	29,522	455,229
MarineMax, Inc.*	26,842	455,509
Monro Muffler Brake, Inc.(a)	35,472	2,254,600
Outerwall, Inc.	18,931	795,102
Rent-A-Center, Inc.	58,000	712,240
Select Comfort Corp.*	51,200	1,094,656
Sonic Automotive, Inc. (Class A Stock)	31,547	539,769
Stage Stores, Inc.(a)	29,379	143,370
Stein Mart, Inc.	32,583	251,541
Tailored Brands Inc.	53,467	676,892
Vitamin Shoppe, Inc.*	26,800	819,276
Zumiez, Inc.*(a)	20,450	292,640

		27,135,822

COMMON STOCKS (continued)	Shares	Value (Note 2)
Technology Hardware, Storage & Peripherals — 0.7%
Cray, Inc.*	44,800	$1,340,416
Electronics For Imaging, Inc.*	51,800	2,229,472
Super Micro Computer, Inc.*	40,900	1,016,365

		4,586,253

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	80,643	909,653
G-III Apparel Group Ltd.*	44,100	2,016,252
Iconix Brand Group, Inc.*	52,831	357,138
Movado Group, Inc.	17,817	386,273
Oxford Industries, Inc.	16,216	918,150
Perry Ellis International, Inc.*	12,679	255,101
Steven Madden Ltd.*(a)	61,200	2,091,816
Tumi Holdings, Inc.*	61,800	1,652,532
Unifi, Inc.*	16,500	449,295
Vera Bradley, Inc.*	22,300	315,991
Wolverine World Wide, Inc.	109,454	2,224,105

		11,576,306

Thrifts & Mortgage Finance — 1.4%
Astoria Financial Corp.	100,400	1,539,132
Bank Mutual Corp.	46,235	355,085
BofI Holding, Inc.*(a)	63,100	1,117,501
Dime Community Bancshares, Inc.	33,881	576,316
LendingTree, Inc.*	7,600	671,308
Northfield Bancorp, Inc.	43,000	637,690
Northwest Bancshares, Inc.(a)	112,000	1,660,960
Oritani Financial Corp.	42,100	673,179
Provident Financial Services, Inc.	64,900	1,274,636
TrustCo Bank Corp. NY	104,195	667,890
Walker & Dunlop, Inc.*	29,900	681,122

		9,854,819

Tobacco — 0.2%
Universal Corp.	25,000	1,443,500

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	42,928	1,937,770
DXP Enterprises, Inc.*	13,900	207,527
Kaman Corp.(a)	29,722	1,263,779
Veritiv Corp.*	9,100	341,978

		3,751,054

Water Utilities — 0.5%
American States Water Co.	40,252	1,763,843
California Water Service Group	52,700	1,840,811

		3,604,654

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,680	434,662

TOTAL COMMON STOCKS (cost $485,488,295)		682,548,659

EXCHANGE TRADED FUND — 0.8%
iShares Core S&P Small-Cap ETF (cost $3,589,262)	44,800	5,206,208

TOTAL LONG-TERM INVESTMENTS (cost $489,077,557)		687,754,867

SEE NOTES TO FINANCIAL STATEMENTS.

A152

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS —6.3%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 6.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $43,175,492; includes $36,814,533 of cash collateral for securities on loan)(b)(c) (Note 4)	43,175,492	$43,175,492

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.267%, 09/15/16 (cost $799,557)(d)(e)	800	799,656

TOTAL SHORT-TERM INVESTMENTS (cost $43,975,049)		43,975,148

TOTAL INVESTMENTS —104.8% (cost $533,052,606)		731,730,015
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (4.8)%		(33,211,381)

NET ASSETS —100.0%		$698,518,634

See the Glossary for abbreviations used in the semiannual report.

*	Non-income producing security.

#	Principal amount shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,459,805; cash collateral of $36,814,533 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Position:
80	Russell 2000 Mini Index	Sep. 2016	$9,197,952	$9,179,200	$(18,752)

A U.S. Treasury Obligation with a market value of $799,656 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$9,410,212	$—	$—
Air Freight & Logistics	4,683,126	—	—
Airlines	5,639,869	—	—
Auto Components	8,840,356	—	—
Automobiles	674,558	—	—
Banks	63,865,148	—	—
Biotechnology	9,057,837	—	—
Building Products	11,959,024	—	—
Capital Markets	9,548,354	—	—
Chemicals	18,850,730	—	—
Commercial Services & Supplies	23,763,912	—	—
Communications Equipment	8,187,440	—	—
Construction & Engineering	5,821,801	—	—
Construction Materials	2,387,368	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A153

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Consumer Finance	$6,709,915	$—	$—
Containers & Packaging	345,888	—	—
Distributors	2,448,051	—	—
Diversified Consumer Services	2,721,469	—	—
Diversified Telecommunication Services	9,061,152	—	—
Electric Utilities	5,404,556	—	—
Electrical Equipment	6,643,925	—	—
Electronic Equipment, Instruments & Components	29,974,879	—	—
Energy Equipment & Services	11,296,272	—	—
Food & Staples Retailing	2,288,038	—	—
Food Products	12,703,096	—	—
Gas Utilities	13,646,801	—	—
Health Care Equipment & Supplies	30,642,441	—	—
Health Care Providers & Services	25,181,226	—	—
Health Care Technology	7,708,716	—	—
Hotels, Restaurants & Leisure	19,793,058	—	—
Household Durables	10,814,433	—	—
Household Products	2,766,290	—	—
Insurance	20,160,868	—	—
Internet & Catalog Retail	2,062,354	—	—
Internet Software & Services	7,769,358	—	—
IT Services	12,697,519	—	—
Leisure Products	2,636,395	—	—
Life Sciences Tools & Services	3,082,838	—	—
Machinery	30,394,004	—	—
Marine	1,533,775	—	—
Media	4,676,372	—	—
Metals & Mining	6,999,584	—	—
Multi-Utilities	6,460,924	—	—
Multiline Retail	955,756	—	—
Oil, Gas & Consumable Fuels	8,739,883	—	—
Paper & Forest Products	7,686,356	—	—
Personal Products	883,124	—	—
Pharmaceuticals	11,684,924	—	—
Professional Services	12,049,385	—	—
Real Estate Investment Trusts (REITs)	47,188,710	—	—
Real Estate Management & Development	1,222,829	—	—
Road & Rail	5,028,607	—	—
Semiconductors & Semiconductor Equipment	23,851,254	—	—
Software	19,556,829	—	—
Specialty Retail	27,135,822	—	—
Technology Hardware, Storage & Peripherals	4,586,253	—	—
Textiles, Apparel & Luxury Goods	11,576,306	—	—
Thrifts & Mortgage Finance	9,854,819	—	—
Tobacco	1,443,500	—	—
Trading Companies & Distributors	3,751,054	—	—
Water Utilities	3,604,654	—	—
Wireless Telecommunication Services	434,662	—	—
Exchange Traded Fund	5,206,208	—	—
Affiliated Mutual Fund	43,175,492	—	—
U.S. Treasury Obligation	—	799,656	—
Other Financial Instruments*
Futures Contracts	(18,752)	—	—

Total	$730,911,607	$799,656	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A154

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	9.1%
Real Estate Investment Trusts (REITs)	6.8
Affiliated Mutual Fund (including 5.3% of collateral for securities on loan)	6.2
Health Care Equipment & Supplies	4.4
Machinery	4.4
Electronic Equipment, Instruments & Components	4.3
Specialty Retail	3.9
Health Care Providers & Services	3.6
Semiconductors & Semiconductor Equipment	3.4
Commercial Services & Supplies	3.4
Insurance	2.9
Hotels, Restaurants & Leisure	2.8
Software	2.8
Chemicals	2.7
Gas Utilities	2.0
Food Products	1.8
IT Services	1.8
Professional Services	1.7
Building Products	1.7
Pharmaceuticals	1.7
Textiles, Apparel & Luxury Goods	1.7
Energy Equipment & Services	1.6
Household Durables	1.5
Thrifts & Mortgage Finance	1.4
Capital Markets	1.4
Aerospace & Defense	1.3
Diversified Telecommunication Services	1.3
Biotechnology	1.3
Auto Components	1.3
Oil, Gas & Consumable Fuels	1.3
Communications Equipment	1.2
Internet Software & Services	1.1
Health Care Technology	1.1
Paper & Forest Products	1.1

Metals & Mining	1.0%
Consumer Finance	1.0
Electrical Equipment	1.0
Multi-Utilities	0.9
Construction & Engineering	0.8
Airlines	0.8
Electric Utilities	0.8
Exchange Traded Fund	0.8
Road & Rail	0.7
Air Freight & Logistics	0.7
Media	0.7
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	0.5
Water Utilities	0.5
Life Sciences Tools & Services	0.4
Household Products	0.4
Diversified Consumer Services	0.4
Leisure Products	0.4
Distributors	0.3
Construction Materials	0.3
Food & Staples Retailing	0.3
Internet & Catalog Retail	0.3
Marine	0.2
Tobacco	0.2
Real Estate Management & Development	0.2
Multiline Retail	0.1
Personal Products	0.1
U.S. Treasury Obligation	0.1
Automobiles	0.1
Wireless Telecommunication Services	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity contracts	—	$—	Due from/to broker — variation margin futures	$18,752	*

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$591,773

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(172,066)

As of June 30, 2016, the Portfolio’s average volume at trade date for futures long positions was $10,078,699.

SEE NOTES TO FINANCIAL STATEMENTS.

A155

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES (unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $36,459,805:
Unaffiliated investments (cost $489,877,114)	$688,554,523
Affiliated investments (cost $43,175,492)	43,175,492
Receivable for investments sold	7,939,095
Dividends and interest receivable	713,422
Due from broker—variation margin futures	97,581
Tax reclaim receivable	1,381
Receivable for Series shares sold	1,206
Prepaid expenses	834

Total Assets	740,483,534

LIABILITIES
Payable to broker for collateral for securities on loan	36,814,533
Payable for investments purchased	4,599,941
Payable for Series shares repurchased	200,026
Management fee payable	199,498
Accrued expenses and other liabilities	149,922
Affiliated transfer agent fee payable	980

Total Liabilities	41,964,900

NET ASSETS	$698,518,634

Net assets were comprised of:
Paid-in capital	$245,686,050
Retained earnings	452,832,584

Net assets, June 30, 2016	$698,518,634

Net asset value and redemption price per share $698,518,634 / 24,386,427 outstanding shares of beneficial interest	$28.64

STATEMENT OF OPERATIONS (unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $662)	$5,170,089
Affiliated income from securities lending, net	570,723
Affiliated dividend income	21,069
Interest income	1,070

Total income	5,762,951

EXPENSES
Management fee	1,321,294
Shareholders’ reports	55,000
Custodian and accounting fees	52,000
Audit fee	13,000
Trustees’ fees	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	5,000
Miscellaneous	36,894

Total expenses	1,502,188
Less: Management fee waiver	(165,159)

Net expenses	1,337,029

NET INVESTMENT INCOME (LOSS)	4,425,922

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	37,364,355
Futures transactions	591,773

37,956,128

Net change in unrealized appreciation (depreciation) on:
Investments	(2,474,063)
Futures	(172,066)

(2,646,129)

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	35,309,999

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,735,921

STATEMENT OF CHANGES IN NET ASSETS (unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$4,425,922	$7,754,044
Net realized gain (loss) on investment transactions	37,956,128	67,021,460
Net change in unrealized appreciation (depreciation) on investments	(2,646,129)	(90,340,490)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	39,735,921	(15,564,986)

SERIES SHARE TRANSACTIONS
Series shares sold [142,719 and 233,474 shares, respectively]	3,876,987	6,515,178
Series shares repurchased [1,089,120 and 2,135,595 shares, respectively]	(29,173,602)	(59,451,401)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(25,296,615)	(52,936,223)

CAPITAL CONTRIBUTIONS (Note 4)	1,643,627	—

TOTAL INCREASE (DECREASE)	16,082,933	(68,501,209)
NET ASSETS:
Beginning of period	682,435,701	750,936,910

End of period	$698,518,634	$682,435,701

SEE NOTES TO FINANCIAL STATEMENTS.

A156

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.6%
Boeing Co. (The)	101,536	$13,186,480
General Dynamics Corp.	49,000	6,822,760
Honeywell International, Inc.	128,250	14,918,040
L-3 Communications Holdings, Inc.	13,000	1,906,970
Lockheed Martin Corp.	43,898	10,894,167
Northrop Grumman Corp.	30,326	6,740,863
Raytheon Co.	50,118	6,813,542
Rockwell Collins, Inc.(a)	22,100	1,881,594
Textron, Inc.	45,400	1,659,824
TransDigm Group, Inc.*(a)	8,300	2,188,627
United Technologies Corp.	129,900	13,321,245

		80,334,112

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	24,100	1,789,425
Expeditors International of Washington, Inc.	30,300	1,485,912
FedEx Corp.	43,040	6,532,611
United Parcel Service, Inc. (Class B Stock)	115,600	12,452,432

		22,260,380

Airlines — 0.5%
Alaska Air Group, Inc.	18,800	1,095,852
American Airlines Group, Inc.	97,700	2,765,887
Delta Air Lines, Inc.	130,200	4,743,186
Southwest Airlines Co.	106,837	4,189,079
United Continental Holdings, Inc.*	57,700	2,368,008

		15,162,012

Auto Components — 0.3%
BorgWarner, Inc.	36,500	1,077,480
Delphi Automotive PLC (United Kingdom)	46,300	2,898,380
Goodyear Tire & Rubber Co. (The)	44,300	1,136,738
Johnson Controls, Inc.	108,300	4,793,358

		9,905,956

Automobiles — 0.5%
Ford Motor Co.	649,559	8,164,957
General Motors Co.	235,300	6,658,990
Harley-Davidson, Inc.(a)	30,800	1,395,240

		16,219,187

Banks — 5.1%
Bank of America Corp.	1,727,082	22,918,378
BB&T Corp.	136,100	4,846,521
Citigroup, Inc.	493,822	20,933,115
Citizens Financial Group, Inc.	88,500	1,768,230
Comerica, Inc.	29,150	1,198,939
Fifth Third Bancorp	130,749	2,299,875
Huntington Bancshares, Inc.	128,975	1,153,037
JPMorgan Chase & Co.	613,545	38,125,686
KeyCorp	135,800	1,500,590
M&T Bank Corp.	26,900	3,180,387
People’s United Financial, Inc.(a)	50,700	743,262
PNC Financial Services Group, Inc. (The)	83,893	6,828,051

COMMON STOCKS (continued)	Shares	Value (Note 2)
Banks (continued)
Regions Financial Corp.	214,512	$1,825,497
SunTrust Banks, Inc.	84,600	3,475,368
U.S. Bancorp	273,381	11,025,456
Wells Fargo & Co.	770,736	36,478,935
Zions Bancorporation	33,800	849,394

		159,150,721

Beverages — 2.3%
Brown-Forman Corp. (Class B Stock)	17,050	1,700,908
Coca-Cola Co. (The)	650,450	29,484,899
Constellation Brands, Inc. (Class A Stock)	29,100	4,813,140
Dr. Pepper Snapple Group, Inc.	31,800	3,072,834
Molson Coors Brewing Co. (Class B Stock)	30,500	3,084,465
Monster Beverage Corp.*	23,800	3,824,898
PepsiCo, Inc.	242,014	25,638,963

		71,620,107

Biotechnology — 2.8%
AbbVie, Inc.	269,000	16,653,790
Alexion Pharmaceuticals, Inc.*	37,800	4,413,528
Amgen, Inc.	125,994	19,169,987
Biogen, Inc.*	36,775	8,892,931
Celgene Corp.*	130,900	12,910,667
Gilead Sciences, Inc.	225,000	18,769,500
Regeneron Pharmaceuticals, Inc.*	13,100	4,574,913
Vertex Pharmaceuticals, Inc.*	41,200	3,544,024

		88,929,340

Building Products — 0.1%
Allegion PLC	16,633	1,154,829
Fortune Brands Home & Security, Inc.	19,700	1,142,009
Masco Corp.	55,400	1,714,076

		4,010,914

Capital Markets — 1.7%
Affiliated Managers Group, Inc.*	9,300	1,309,161
Ameriprise Financial, Inc.	28,300	2,542,755
Bank of New York Mellon Corp. (The)	179,989	6,992,573
BlackRock, Inc.	21,050	7,210,256
Charles Schwab Corp. (The)	200,900	5,084,779
E*TRADE Financial Corp.*	47,310	1,111,312
Franklin Resources, Inc.	63,400	2,115,658
Goldman Sachs Group, Inc. (The)	65,800	9,776,564
Invesco Ltd.	70,600	1,803,124
Legg Mason, Inc.	18,300	539,667
Morgan Stanley	253,210	6,578,396
Northern Trust Corp.	36,100	2,391,986
State Street Corp.	66,825	3,603,204
T. Rowe Price Group, Inc.	41,500	3,028,255

		54,087,690

Chemicals — 1.9%
Air Products & Chemicals, Inc.	32,500	4,616,300
CF Industries Holdings, Inc.	39,100	942,310
Dow Chemical Co. (The)	187,011	9,296,317

SEE NOTES TO FINANCIAL STATEMENTS.

A157

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Chemicals (continued)
E.I. du Pont de Nemours & Co.	145,991	$9,460,217
Eastman Chemical Co.	24,700	1,677,130
Ecolab, Inc.	44,600	5,289,560
FMC Corp.	22,500	1,041,975
International Flavors & Fragrances, Inc.(a)	13,300	1,676,731
LyondellBasell Industries NV (Class A Stock)	58,000	4,316,360
Monsanto Co.	72,496	7,496,811
Mosaic Co. (The)	56,200	1,471,316
PPG Industries, Inc.	44,700	4,655,505
Praxair, Inc.	47,800	5,372,242
Sherwin-Williams Co. (The)	13,300	3,905,811

		61,218,585

Commercial Services & Supplies — 0.4%
Cintas Corp.	15,000	1,471,950
Pitney Bowes, Inc.	32,200	573,160
Republic Services, Inc.	40,535	2,079,851
Stericycle, Inc.*	14,500	1,509,740
Tyco International PLC	70,900	3,020,340
Waste Management, Inc.	69,630	4,614,380

		13,269,421

Communications Equipment — 1.0%
Cisco Systems, Inc.	841,575	24,144,787
F5 Networks, Inc.*	11,800	1,343,312
Harris Corp.	20,900	1,743,896
Juniper Networks, Inc.	60,000	1,349,400
Motorola Solutions, Inc.	26,527	1,749,986

		30,331,381

Construction & Engineering — 0.1%
Fluor Corp.	23,700	1,167,936
Jacobs Engineering Group, Inc.*	20,900	1,041,029
Quanta Services, Inc.*	26,200	605,744

		2,814,709

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	10,800	2,073,600
Vulcan Materials Co.	22,400	2,696,064

		4,769,664

Consumer Finance — 0.7%
American Express Co.	136,500	8,293,740
Capital One Financial Corp.	88,369	5,612,315
Discover Financial Services	69,405	3,719,414
Navient Corp.	57,400	685,930
Synchrony Financial*	139,830	3,534,903

		21,846,302

Containers & Packaging — 0.3%
Avery Dennison Corp.	15,000	1,121,250
Ball Corp.(a)	22,600	1,633,754
International Paper Co.	69,667	2,952,488
Owens-Illinois, Inc.*	26,500	477,265
Sealed Air Corp.	33,420	1,536,317
WestRock Co.	42,761	1,662,120

		9,383,194

COMMON STOCKS (continued)	Shares	Value (Note 2)
Distributors — 0.1%
Genuine Parts Co.	25,025	$2,533,781
LKQ Corp.*	46,000	1,458,200

		3,991,981

Diversified Consumer Services
H&R Block, Inc.(a)	39,700	913,100

Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	312,500	45,246,875
CME Group, Inc.	56,700	5,522,580
Intercontinental Exchange, Inc.	19,998	5,118,688
Leucadia National Corp.	54,500	944,485
Moody’s Corp.	28,420	2,663,238
Nasdaq, Inc.	19,600	1,267,532
S&P Global, Inc.	44,300	4,751,618

		65,515,016

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,026,635	44,360,898
CenturyLink, Inc.	92,085	2,671,386
Frontier Communications Corp.	191,916	948,065
Level 3 Communications, Inc.*	48,400	2,492,116
Verizon Communications, Inc.	681,038	38,029,162

		88,501,627

Electric Utilities — 2.1%
American Electric Power Co., Inc.	82,340	5,771,211
Duke Energy Corp.	115,048	9,869,968
Edison International	54,700	4,248,549
Entergy Corp.	30,200	2,456,770
Eversource Energy	53,200	3,186,680
Exelon Corp.	154,173	5,605,730
FirstEnergy Corp.	70,980	2,477,912
NextEra Energy, Inc.	76,775	10,011,460
PG&E Corp.	82,300	5,260,616
Pinnacle West Capital Corp.	19,000	1,540,140
PPL Corp.	112,600	4,250,650
Southern Co. (The)	152,400	8,173,212
Xcel Energy, Inc.	85,095	3,810,554

		66,663,452

Electrical Equipment — 0.5%
Acuity Brands, Inc.	6,600	1,636,536
AMETEK, Inc.	39,500	1,826,085
Eaton Corp. PLC	76,861	4,590,908
Emerson Electric Co.(a)	107,700	5,617,632
Rockwell Automation, Inc.	22,100	2,537,522

		16,208,683

Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	51,800	2,969,694
Corning, Inc.	183,400	3,756,032
FLIR Systems, Inc.	23,000	711,850
TE Connectivity Ltd. (Switzerland)	61,000	3,483,710

		10,921,286

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	73,148	3,301,169
Diamond Offshore Drilling, Inc.	11,900	289,527
FMC Technologies, Inc.*	37,900	1,010,793

SEE NOTES TO FINANCIAL STATEMENTS.

A158

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Energy Equipment & Services (continued)
Halliburton Co.	143,500	$6,499,115
Helmerich & Payne, Inc.	18,100	1,215,053
National Oilwell Varco, Inc.	63,100	2,123,315
Schlumberger Ltd.	232,098	18,354,310
Transocean Ltd.	56,000	665,840

		33,459,122

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	73,322	11,514,487
CVS Health Corp.	181,638	17,390,022
Kroger Co. (The)	159,500	5,868,005
Sysco Corp.	88,000	4,465,120
Wal-Mart Stores, Inc.	257,800	18,824,556
Walgreens Boots Alliance, Inc.	144,500	12,032,515
Whole Foods Market, Inc.	54,400	1,741,888

		71,836,593

Food Products — 1.8%
Archer-Daniels-Midland Co.	99,538	4,269,185
Campbell Soup Co.	30,100	2,002,553
ConAgra Foods, Inc.	72,600	3,471,006
General Mills, Inc.	99,400	7,089,208
Hershey Co. (The)	24,100	2,735,109
Hormel Foods Corp.	45,400	1,661,640
J.M. Smucker Co. (The)	20,100	3,063,441
Kellogg Co.	42,300	3,453,795
Kraft Heinz Co. (The)	99,337	8,789,338
McCormick & Co., Inc. (Non-Voting Shares)	19,500	2,080,065
Mead Johnson Nutrition Co.	31,193	2,830,765
Mondelez International, Inc. (Class A Stock)	262,211	11,933,222
Tyson Foods, Inc. (Class A Stock)	49,600	3,312,784

		56,692,111

Gas Utilities
AGL Resources, Inc.	20,337	1,341,632

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	246,950	9,707,604
Baxter International, Inc.	91,700	4,146,674
Becton, Dickinson & Co.	35,354	5,995,685
Boston Scientific Corp.*	225,499	5,269,912
C.R. Bard, Inc.	12,500	2,939,500
DENTSPLY SIRONA, Inc.	38,500	2,388,540
Edwards Lifesciences Corp.*	36,200	3,610,226
Hologic, Inc.*	41,400	1,432,440
Intuitive Surgical, Inc.*	6,290	4,160,269
Medtronic PLC	235,228	20,410,733
St. Jude Medical, Inc.	47,400	3,697,200
Stryker Corp.	52,500	6,291,075
Varian Medical Systems, Inc.*	15,800	1,299,234
Zimmer Biomet Holdings, Inc.	31,386	3,778,247

		75,127,339

Health Care Providers & Services — 2.7%
Aetna, Inc.	58,457	7,139,353
AmerisourceBergen Corp.	32,100	2,546,172
Anthem, Inc.	43,800	5,752,692
Cardinal Health, Inc.	55,175	4,304,202

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services (continued)
Centene Corp.*	28,600	$2,041,182
Cigna Corp.	42,800	5,477,972
DaVita HealthCare Partners, Inc.*	28,200	2,180,424
Express Scripts Holding Co.*	106,626	8,082,251
HCA Holdings, Inc.*	51,200	3,942,912
Henry Schein, Inc.*	13,800	2,439,840
Humana, Inc.	24,900	4,479,012
Laboratory Corp. of America Holdings*	17,000	2,214,590
McKesson Corp.	38,307	7,150,001
Patterson Cos., Inc.	14,200	680,038
Quest Diagnostics, Inc.	23,800	1,937,558
UnitedHealth Group, Inc.	159,300	22,493,160
Universal Health Services, Inc. (Class B Stock)	15,100	2,024,910

		84,886,269

Health Care Technology — 0.1%
Cerner Corp.*	51,200	3,000,320

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	75,500	3,337,100
Chipotle Mexican Grill, Inc.*	5,120	2,062,131
Darden Restaurants, Inc.	19,250	1,219,295
Marriott International, Inc. (Class A Stock)(a)	31,603	2,100,335
McDonald’s Corp.	148,000	17,810,320
Royal Caribbean Cruises Ltd.(a)	28,800	1,933,920
Starbucks Corp.	246,500	14,080,080
Starwood Hotels & Resorts Worldwide, Inc.	28,400	2,100,180
Wyndham Worldwide Corp.	19,463	1,386,350
Wynn Resorts Ltd.	12,900	1,169,256
Yum! Brands, Inc.	68,200	5,655,144

		52,854,111

Household Durables — 0.5%
D.R. Horton, Inc.	55,000	1,731,400
Garmin Ltd. (Switzerland)	19,300	818,706
Harman International Industries, Inc.	11,700	840,294
Leggett & Platt, Inc.	22,700	1,160,197
Lennar Corp. (Class A Stock)	30,100	1,387,610
Mohawk Industries, Inc.*	10,700	2,030,432
Newell Rubbermaid, Inc.	74,249	3,606,274
PulteGroup, Inc.	52,585	1,024,882
Whirlpool Corp.	13,007	2,167,486

		14,767,281

Household Products — 2.0%
Church & Dwight Co., Inc.	22,000	2,263,580
Clorox Co. (The)	21,700	3,003,063
Colgate-Palmolive Co.	149,500	10,943,400
Kimberly-Clark Corp.	60,488	8,315,890
Procter & Gamble Co. (The)	443,406	37,543,186

		62,069,119

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	110,400	1,377,792
NRG Energy, Inc.	51,300	768,987

		2,146,779

SEE NOTES TO FINANCIAL STATEMENTS.

A159

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Industrial Conglomerates — 2.5%
3M Co.	101,200	$17,722,144
Danaher Corp.	100,000	10,100,000
General Electric Co.	1,540,047	48,480,680
Roper Technologies, Inc.	16,900	2,882,464

		79,185,288

Insurance — 2.4%
Aflac, Inc.	70,300	5,072,848
Allstate Corp. (The)	63,888	4,468,966
American International Group, Inc.	187,829	9,934,276
Aon PLC	45,225	4,939,927
Arthur J. Gallagher & Co.	25,600	1,218,560
Assurant, Inc.	10,800	932,148
Chubb Ltd.	77,090	10,076,434
Cincinnati Financial Corp.	25,228	1,889,325
Hartford Financial Services Group, Inc. (The)	66,400	2,946,832
Lincoln National Corp.	40,163	1,557,119
Loews Corp.	44,626	1,833,682
Marsh & McLennan Cos., Inc.	87,500	5,990,250
MetLife, Inc.	183,600	7,312,788
Principal Financial Group, Inc.	46,000	1,891,060
Progressive Corp. (The)	98,000	3,283,000
Torchmark Corp.	18,875	1,166,852
Travelers Cos., Inc. (The)	49,398	5,880,338
Unum Group	40,956	1,301,991
Willis Towers Watson PLC	22,000	2,734,820
XL Group PLC (Ireland)	48,900	1,628,859

		76,060,075

Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	64,500	46,157,490
Expedia, Inc.	19,800	2,104,740
Netflix, Inc.*	71,690	6,558,201
Priceline Group, Inc. (The)*	8,360	10,436,708
TripAdvisor, Inc.*	19,400	1,247,420

		66,504,559

Internet Software & Services — 4.0%
Akamai Technologies, Inc.*	29,400	1,644,342
Alphabet, Inc. (Class A Stock)*	48,965	34,448,346
Alphabet, Inc. (Class C Stock)*	49,570	34,307,397
eBay, Inc.*	183,500	4,295,735
Facebook, Inc. (Class A Stock)*	385,000	43,997,800
VeriSign, Inc.*	16,400	1,417,944
Yahoo!, Inc.*	145,700	5,472,492

		125,584,056

IT Services — 3.6%
Accenture PLC (Class A Stock)	104,800	11,872,792
Alliance Data Systems Corp.*	9,900	1,939,608
Automatic Data Processing, Inc.	76,600	7,037,242
Cognizant Technology Solutions Corp. (Class A Stock)*	102,000	5,838,480
CSRA, Inc.	22,600	529,518
Fidelity National Information Services, Inc.	46,500	3,426,120
Fiserv, Inc.*	37,300	4,055,629
Global Payments, Inc.	23,700	1,691,706

COMMON STOCKS (continued)	Shares	Value (Note 2)
IT Services (continued)
International Business Machines Corp.	147,725	$22,421,701
MasterCard, Inc. (Class A Stock)	163,700	14,415,422
Paychex, Inc.	53,850	3,204,075
PayPal Holdings, Inc.*	183,400	6,695,934
Teradata Corp.*	23,000	576,610
Total System Services, Inc.	28,293	1,502,641
Visa, Inc. (Class A Stock)(a)	318,500	23,623,145
Western Union Co. (The)	83,504	1,601,607
Xerox Corp.	158,711	1,506,167

		111,938,397

Leisure Products — 0.1%
Hasbro, Inc.	19,150	1,608,409
Mattel, Inc.	57,181	1,789,193

		3,397,602

Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	54,782	2,430,129
Illumina, Inc.*	23,800	3,341,044
PerkinElmer, Inc.	18,600	975,012
Thermo Fisher Scientific, Inc.	66,400	9,811,264
Waters Corp.*	13,700	1,926,905

		18,484,354

Machinery — 1.2%
Caterpillar, Inc.(a)	97,600	7,399,056
Cummins, Inc.	27,200	3,058,368
Deere & Co.(a)	50,150	4,064,156
Dover Corp.	26,400	1,830,048
Flowserve Corp.	21,800	984,706
Illinois Tool Works, Inc.	54,875	5,715,780
Ingersoll-Rand PLC	43,100	2,744,608
PACCAR, Inc.	59,328	3,077,343
Parker-Hannifin Corp.	22,787	2,462,135
Pentair PLC (United Kingdom)(a)	30,707	1,789,911
Snap-on, Inc.	10,000	1,578,200
Stanley Black & Decker, Inc.	25,135	2,795,515
Xylem, Inc.(a)	30,400	1,357,360

		38,857,186

Media — 2.6%
CBS Corp. (Class B Non-Voting Stock)	70,768	3,852,610
Comcast Corp. (Class A Stock)	405,846	26,457,101
Discovery Communications, Inc. (Class A Stock)*	24,500	618,135
Discovery Communications, Inc. (Class C Stock)*(a)	39,900	951,615
Interpublic Group of Cos., Inc. (The)	67,762	1,565,302
News Corp. (Class A Stock)	63,025	715,334
News Corp. (Class B Stock)(a)	18,100	211,227
Omnicom Group, Inc.	40,100	3,267,749
Scripps Networks Interactive, Inc. (Class A Stock)	16,400	1,021,228
TEGNA, Inc.	37,000	857,290
Time Warner, Inc.	132,315	9,730,445
Twenty-First Century Fox, Inc. (Class A Stock)	186,700	5,050,235

SEE NOTES TO FINANCIAL STATEMENTS.

A160

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Media (continued)
Twenty-First Century Fox, Inc. (Class B Stock)	72,300	$1,970,175
Viacom, Inc. (Class B Stock)	57,843	2,398,749
Walt Disney Co. (The)	249,976	24,452,652

		83,119,847

Metals & Mining — 0.3%
Alcoa, Inc.	219,576	2,035,470
Freeport-McMoRan, Inc.	203,812	2,270,466
Newmont Mining Corp.	88,803	3,473,973
Nucor Corp.	53,600	2,648,376

		10,428,285

Multi-Utilities — 1.2%
Ameren Corp.	40,900	2,191,422
CenterPoint Energy, Inc.	70,910	1,701,840
CMS Energy Corp.	46,600	2,137,076
Consolidated Edison, Inc.	49,200	3,957,648
Dominion Resources, Inc.(a)	99,884	7,783,960
DTE Energy Co.	30,100	2,983,512
NiSource, Inc.	52,900	1,402,908
Public Service Enterprise Group, Inc.	84,900	3,957,189
SCANA Corp.	24,300	1,838,538
Sempra Energy	39,554	4,509,947
TECO Energy, Inc.	39,400	1,089,016
WEC Energy Group, Inc.	52,976	3,459,333

		37,012,389

Multiline Retail — 0.6%
Dollar General Corp.	49,100	4,615,400
Dollar Tree, Inc.*	39,447	3,717,485
Kohl’s Corp.(a)	32,200	1,221,024
Macy’s, Inc.	52,920	1,778,641
Nordstrom, Inc.(a)	21,500	818,075
Target Corp.	99,568	6,951,838

		19,102,463

Oil, Gas & Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	85,226	4,538,284
Apache Corp.(a)	63,350	3,526,695
Cabot Oil & Gas Corp.	72,400	1,863,576
Chesapeake Energy Corp.*	77,600	332,128
Chevron Corp.	314,142	32,931,506
Cimarex Energy Co.	16,000	1,909,120
Columbia Pipeline Group, Inc.	65,200	1,661,948
Concho Resources, Inc.*	20,900	2,492,743
ConocoPhillips	207,029	9,026,464
Devon Energy Corp.	81,500	2,954,375
EOG Resources, Inc.	92,200	7,691,324
EQT Corp.	28,400	2,199,012
Exxon Mobil Corp.	692,904	64,952,821
Hess Corp.	43,875	2,636,888
Kinder Morgan, Inc.	306,743	5,742,229
Marathon Oil Corp.	134,694	2,021,757
Marathon Petroleum Corp.	89,394	3,393,396
Murphy Oil Corp.(a)	27,700	879,475
Newfield Exploration Co.*	30,100	1,329,818
Noble Energy, Inc.	71,400	2,561,118
Occidental Petroleum Corp.	127,700	9,649,012

COMMON STOCKS (continued)	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.(a)	35,340	$1,676,883
Phillips 66	78,364	6,217,400
Pioneer Natural Resources Co.	27,100	4,097,791
Range Resources Corp.	27,300	1,177,722
Southwestern Energy Co.*(a)	63,200	795,056
Spectra Energy Corp.	112,542	4,122,413
Tesoro Corp.	20,000	1,498,400
Valero Energy Corp.	79,800	4,069,800
Williams Cos., Inc. (The)	114,400	2,474,472

		190,423,626

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,400	3,404,148

Pharmaceuticals — 5.6%
Allergan PLC*	65,906	15,230,217
Bristol-Myers Squibb Co.	279,740	20,574,877
Eli Lilly & Co.	163,000	12,836,250
Endo International PLC*	34,900	544,091
Johnson & Johnson	460,996	55,918,815
Mallinckrodt PLC*	19,700	1,197,366
Merck & Co., Inc.	464,003	26,731,213
Mylan NV*	69,300	2,996,532
Perrigo Co. PLC	24,600	2,230,482
Pfizer, Inc.	1,010,423	35,576,994
Zoetis, Inc.	76,100	3,611,706

		177,448,543

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	6,200	755,408
Equifax, Inc.	20,200	2,593,680
Nielsen Holdings PLC	60,300	3,133,791
Robert Half International, Inc.	22,000	839,520
Verisk Analytics, Inc.*	24,200	1,962,136

		9,284,535

Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	71,000	8,066,310
Apartment Investment & Management Co. (Class A Stock)	26,274	1,160,260
AvalonBay Communities, Inc.	23,018	4,152,217
Boston Properties, Inc.	25,800	3,403,020
Crown Castle International Corp.	56,000	5,680,080
Digital Realty Trust, Inc.	22,800	2,484,972
Equinix, Inc.	11,555	4,480,220
Equity Residential	61,100	4,208,568
Essex Property Trust, Inc.	11,100	2,531,799
Extra Space Storage, Inc.	20,700	1,915,578
Federal Realty Investment Trust	10,700	1,771,385
General Growth Properties, Inc.	97,600	2,910,432
HCP, Inc.	78,000	2,759,640
Host Hotels & Resorts, Inc.	124,626	2,020,188
Iron Mountain, Inc.	37,230	1,482,871
Kimco Realty Corp.	69,600	2,184,048
Macerich Co. (The)	21,200	1,810,268
Prologis, Inc.	87,928	4,311,989
Public Storage	24,700	6,313,073
Realty Income Corp.	41,900	2,906,184

SEE NOTES TO FINANCIAL STATEMENTS.

A161

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	51,761	$11,226,961
SL Green Realty Corp.	17,100	1,820,637
UDR, Inc.	40,900	1,510,028
Ventas, Inc.	55,904	4,070,929
Vornado Realty Trust(a)	29,757	2,979,271
Welltower, Inc.	59,400	4,524,498
Weyerhaeuser Co.	124,630	3,710,235

		96,395,661

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	48,800	1,292,224

Road & Rail — 0.8%
CSX Corp.	161,272	4,205,974
J.B. Hunt Transport Services, Inc.	14,900	1,205,857
Kansas City Southern	18,500	1,666,665
Norfolk Southern Corp.	50,100	4,265,013
Ryder System, Inc.	9,100	556,374
Union Pacific Corp.	141,300	12,328,425

		24,228,308

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	51,500	2,916,960
Applied Materials, Inc.	184,800	4,429,656
Broadcom Ltd. (Singapore)	61,860	9,613,044
First Solar, Inc.*	13,200	639,936
Intel Corp.	787,900	25,843,120
KLA-Tencor Corp.	26,300	1,926,475
Lam Research Corp.	26,750	2,248,605
Linear Technology Corp.	40,600	1,889,118
Microchip Technology, Inc.(a)	34,300	1,741,068
Micron Technology, Inc.*	169,300	2,329,568
NVIDIA Corp.	85,850	4,035,809
Qorvo, Inc.*	22,286	1,231,524
QUALCOMM, Inc.	247,550	13,261,253
Skyworks Solutions, Inc.	32,300	2,043,944
Texas Instruments, Inc.	168,600	10,562,790
Xilinx, Inc.	42,300	1,951,299

		86,664,169

Software — 4.1%
Activision Blizzard, Inc.	84,600	3,352,698
Adobe Systems, Inc.*	83,675	8,015,228
Autodesk, Inc.*	38,100	2,062,734
CA, Inc.	49,273	1,617,633
Citrix Systems, Inc.*	26,300	2,106,367
Electronic Arts, Inc.*	52,100	3,947,096
Intuit, Inc.	43,000	4,799,230
Microsoft Corp.	1,317,900	67,436,943
Oracle Corp.	523,595	21,430,743
Red Hat, Inc.*	30,900	2,243,340
salesforce.com, inc.*	104,700	8,314,227
Symantec Corp.	103,711	2,130,224

		127,456,463

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	12,400	2,004,212
AutoNation, Inc.*(a)	12,989	610,223
AutoZone, Inc.*	5,080	4,032,707

COMMON STOCKS (continued)	Shares	Value (Note 2)
Specialty Retail (continued)
Bed Bath & Beyond, Inc.	28,100	$1,214,482
Best Buy Co., Inc.	47,225	1,445,085
CarMax, Inc.*(a)	32,800	1,608,184
Foot Locker, Inc.	21,100	1,157,546
Gap, Inc. (The)(a)	37,187	789,108
Home Depot, Inc. (The)	208,969	26,683,252
L. Brands, Inc.	42,696	2,866,183
Lowe’s Cos., Inc.	148,225	11,734,973
O’Reilly Automotive, Inc.*	16,300	4,418,930
Ross Stores, Inc.	68,400	3,877,596
Signet Jewelers Ltd.	13,500	1,112,535
Staples, Inc.	105,000	905,100
Tiffany & Co.	19,000	1,152,160
TJX Cos., Inc. (The)	112,000	8,649,760
Tractor Supply Co.	22,700	2,069,786
Ulta Salon Cosmetics & Fragrance, Inc.*	10,300	2,509,492
Urban Outfitters, Inc.*	15,600	429,000

		79,270,314

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	916,705	87,636,998
EMC Corp.	323,074	8,777,920
Hewlett Packard Enterprise Co.	284,966	5,206,329
HP, Inc.	289,966	3,639,073
NetApp, Inc.	49,000	1,204,910
Seagate Technology PLC(a)	50,400	1,227,744
Western Digital Corp.	46,968	2,219,708

		109,912,682

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	46,800	1,906,632
Hanesbrands, Inc.	65,700	1,651,041
Michael Kors Holdings Ltd.*	30,100	1,489,348
NIKE, Inc. (Class B Stock)	223,600	12,342,720
PVH Corp.	13,900	1,309,797
Ralph Lauren Corp.	10,100	905,162
Under Armour, Inc. (Class A Stock)*(a)	28,800	1,155,744
Under Armour, Inc. (Class C Stock)*(a)	29,003	1,055,709
VF Corp.	57,244	3,519,934

		25,336,087

Tobacco — 1.8%
Altria Group, Inc.	327,900	22,611,984
Philip Morris International, Inc.	258,600	26,304,792
Reynolds American, Inc.	138,984	7,495,407

		56,412,183

Trading Companies & Distributors — 0.2%
Fastenal Co.	48,600	2,157,354
United Rentals, Inc.*	15,100	1,013,210
W.W. Grainger, Inc.(a)	9,700	2,204,325

		5,374,889

Water Utilities — 0.1%
American Water Works Co., Inc.	28,900	2,442,339

TOTAL LONG-TERM INVESTMENTS (cost $1,113,405,037)		3,041,230,168

SEE NOTES TO FINANCIAL STATEMENTS.

A162

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENTS — 5.3%	Shares	Value (Note 2)
AFFILIATED MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $162,702,676; includes $69,544,664 of cash collateral for securities on loan)(b)(c)(Note 4)	162,702,676	$162,702,676

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.267%, 09/15/16 (cost $4,997,233)(d)(e)	5,000	4,997,850

TOTAL SHORT-TERM INVESTMENTS (cost $167,699,909)		167,700,526

TOTAL INVESTMENTS — 102.1% (cost $1,281,104,946)		3,208,930,694
LIABILITIES IN EXCESS OF OTHER ASSETS(f) — (2.1)%		(65,676,438)

NET ASSETS — 100.0%		$3,143,254,256

See the Glossary for abbreviations used in the semiannual report.

#	Principal amount shown in U.S. dollars unless otherwise stated.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,708,803; cash collateral of $69,544,664 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at June 30, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2016	Unrealized Appreciation (Depreciation)
Long Positions:
40	S&P 500 E-Mini	Sep. 2016	$4,132,110	$4,180,400	$48,290
178	S&P 500 Index	Sep. 2016	92,742,677	93,013,900	271,223

					$319,513

A U.S. Treasury Obligation with a market value of $4,997,850 has been segregated with UBS AG to cover requirements for open contracts at June 30, 2016.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$80,334,112	$—	$—
Air Freight & Logistics	22,260,380	—	—
Airlines	15,162,012	—	—
Auto Components	9,905,956	—	—
Automobiles	16,219,187	—	—
Banks	159,150,721	—	—
Beverages	71,620,107	—	—
Biotechnology	88,929,340	—	—
Building Products	4,010,914	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A163

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Capital Markets	$54,087,690	$—	$—
Chemicals	61,218,585	—	—
Commercial Services & Supplies	13,269,421	—	—
Communications Equipment	30,331,381	—	—
Construction & Engineering	2,814,709	—	—
Construction Materials	4,769,664	—	—
Consumer Finance	21,846,302	—	—
Containers & Packaging	9,383,194	—	—
Distributors	3,991,981	—	—
Diversified Consumer Services	913,100	—	—
Diversified Financial Services	65,515,016	—	—
Diversified Telecommunication Services	88,501,627	—	—
Electric Utilities	66,663,452	—	—
Electrical Equipment	16,208,683	—	—
Electronic Equipment, Instruments & Components	10,921,286	—	—
Energy Equipment & Services	33,459,122	—	—
Food & Staples Retailing	71,836,593	—	—
Food Products	56,692,111	—	—
Gas Utilities	1,341,632	—	—
Health Care Equipment & Supplies	75,127,339	—	—
Health Care Providers & Services	84,886,269	—	—
Health Care Technology	3,000,320	—	—
Hotels, Restaurants & Leisure	52,854,111	—	—
Household Durables	14,767,281	—	—
Household Products	62,069,119	—	—
Independent Power & Renewable Electricity Producers	2,146,779	—	—
Industrial Conglomerates	79,185,288	—	—
Insurance	76,060,075	—	—
Internet & Catalog Retail	66,504,559	—	—
Internet Software & Services	125,584,056	—	—
IT Services	111,938,397	—	—
Leisure Products	3,397,602	—	—
Life Sciences Tools & Services	18,484,354	—	—
Machinery	38,857,186	—	—
Media	83,119,847	—	—
Metals & Mining	10,428,285	—	—
Multi-Utilities	37,012,389	—	—
Multiline Retail	19,102,463	—	—
Oil, Gas & Consumable Fuels	190,423,626	—	—
Personal Products	3,404,148	—	—
Pharmaceuticals	177,448,543	—	—
Professional Services	9,284,535	—	—
Real Estate Investment Trusts (REITs)	96,395,661	—	—
Real Estate Management & Development	1,292,224	—	—
Road & Rail	24,228,308	—	—
Semiconductors & Semiconductor Equipment	86,664,169	—	—
Software	127,456,463	—	—
Specialty Retail	79,270,314	—	—
Technology Hardware, Storage & Peripherals	109,912,682	—	—
Textiles, Apparel & Luxury Goods	25,336,087	—	—
Tobacco	56,412,183	—	—
Trading Companies & Distributors	5,374,889	—	—
Water Utilities	2,442,339	—	—
Affiliated Mutual Fund	162,702,676	—	—
U.S. Treasury Obligation	—	4,997,850	—
Other Financial Instruments*
Futures Contracts	319,513	—	—

Total	$3,204,252,357	$4,997,850	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SEE NOTES TO FINANCIAL STATEMENTS.

A164

STOCK INDEX PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	6.1%
Pharmaceuticals	5.6
Affiliated Mutual Fund (including 2.2% of collateral for securities on loan)	5.2
Banks	5.1
Software	4.1
Internet Software & Services	4.0
IT Services	3.6
Technology Hardware, Storage & Peripherals	3.5
Real Estate Investment Trusts (REITs)	3.1
Biotechnology	2.8
Diversified Telecommunication Services	2.8
Semiconductors & Semiconductor Equipment	2.8
Health Care Providers & Services	2.7
Media	2.6
Aerospace & Defense	2.6
Specialty Retail	2.5
Industrial Conglomerates	2.5
Insurance	2.4
Health Care Equipment & Supplies	2.4
Food & Staples Retailing	2.3
Beverages	2.3
Electric Utilities	2.1
Internet & Catalog Retail	2.1
Diversified Financial Services	2.1
Household Products	2.0
Chemicals	1.9
Food Products	1.8
Tobacco	1.8
Capital Markets	1.7
Hotels, Restaurants & Leisure	1.7
Machinery	1.2
Multi-Utilities	1.2

Energy Equipment & Services	1.1%
Communications Equipment	1.0
Textiles, Apparel & Luxury Goods	0.8
Road & Rail	0.8
Air Freight & Logistics	0.7
Consumer Finance	0.7
Multiline Retail	0.6
Life Sciences Tools & Services	0.6
Automobiles	0.5
Electrical Equipment	0.5
Airlines	0.5
Household Durables	0.5
Commercial Services & Supplies	0.4
Electronic Equipment, Instruments & Components	0.3
Metals & Mining	0.3
Auto Components	0.3
Containers & Packaging	0.3
Professional Services	0.3
Trading Companies & Distributors	0.2
Construction Materials	0.2
Building Products	0.1
Distributors	0.1
Personal Products	0.1
Leisure Products	0.1
Health Care Technology	0.1
Construction & Engineering	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1
Independent Power & Renewable Electricity Producers	0.1

102.1
Liabilities in excess of other assets	(2.1)

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of June 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due from/to broker — variation margin futures	$319,513	*	—	$—

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2016 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$4,273,918

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(76,900)

For the six months ended June 30, 2016, the Fund’s average value at trade date for futures long postions was $91,226,177.

SEE NOTES TO FINANCIAL STATEMENTS.

A165

STOCK INDEX PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $67,708,803:
Unaffiliated investments (cost $1,118,402,270)	$3,046,228,018
Affiliated investments (cost $162,702,676)	162,702,676
Cash	1,996
Dividends and interest receivable	3,538,570
Receivable for investments sold	1,483,879
Due from broker—variation margin futures	1,088,100
Receivable for Series shares sold	12,844
Tax reclaim receivable	494
Prepaid expenses	3,845

Total Assets	3,215,060,422

LIABILITIES
Payable to broker for collateral for securities on loan	69,544,664
Management fee payable	761,736
Payable for Series shares repurchased	747,069
Payable for investments purchased	558,608
Accrued expenses and other liabilities	193,109
Affiliated transfer agent fee payable	980

Total Liabilities	71,806,166

NET ASSETS	$3,143,254,256

Net assets were comprised of:
Paid-in capital	$1,202,478,656
Retained earnings	1,940,775,600

Net assets, June 30, 2016	$3,143,254,256

Net asset value and redemption price per share $3,143,254,256 / 66,720,325 outstanding shares of beneficial interest	$47.11

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $1,848)	$32,766,665
Affiliated income from securities lending, net	336,437
Affiliated dividend income	216,062
Interest income	7,574

Total income	33,326,738

EXPENSES
Management fee	5,240,960
Custodian and accounting fees	151,000
Shareholders’ reports	56,000
Insurance expenses	23,000
Trustees’ fees	20,000
Audit fee	13,000
Legal fees and expenses	12,000
Commitment fee on syndicated credit agreement	8,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	9,344

Total expenses	5,539,304
Less: Management fee waiver	(748,698)

Net expenses	4,790,606

NET INVESTMENT INCOME (LOSS)	28,536,132

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions	29,563,530
Futures transactions	4,273,918

33,837,448

Net change in unrealized appreciation (depreciation) on:
Investments	59,419,913
Futures	(76,900)

59,343,013

NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS	93,180,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$121,716,593

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$28,536,132	$57,514,806
Net realized gain (loss) on investment transactions	33,837,448	152,884,259
Net change in unrealized appreciation (depreciation) on investments	59,343,013	(187,558,369)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	121,716,593	22,840,696

DISTRIBUTIONS	(210,338,581)	(93,414,310)

SERIES SHARE TRANSACTIONS
Series shares sold [2,475,449 and 4,544,250 shares, respectively]	111,612,058	225,562,519
Series shares issued in reinvestment of distributions [4,481,009 and 1,896,737 shares, respectively]	210,338,581	93,414,310
Series shares repurchased [2,183,862 and 11,644,330 shares, respectively]	(104,612,110)	(550,998,022)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	217,338,529	(232,021,193)

CAPTIAL CONTRIBUTIONS (Note 4)	4,458,724	—

TOTAL INCREASE (DECREASE)	133,175,265	(302,594,807)
NET ASSETS:
Beginning of period	3,010,078,991	3,312,673,798

End of period	$3,143,254,256	$3,010,078,991

SEE NOTES TO FINANCIAL STATEMENTS.

A166

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.9%
Boeing Co. (The)	129,639	$16,836,217
United Technologies Corp.	194,730	19,969,561

		36,805,778

Banks — 11.6%
Bank of America Corp.	1,822,681	24,186,977
Citigroup, Inc.	618,907	26,235,468
JPMorgan Chase & Co.	711,859	44,234,918
PNC Financial Services Group, Inc. (The)	192,263	15,648,286
Wells Fargo & Co.	794,231	37,590,953

		147,896,602

Biotechnology — 2.3%
AbbVie, Inc.	226,568	14,026,825
Shire PLC, ADR	85,696	15,774,920

		29,801,745

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	140,657	20,898,817

Chemicals — 2.1%
Dow Chemical Co. (The)	245,397	12,198,685
FMC Corp.	319,151	14,779,883

		26,978,568

Communications Equipment — 1.2%
Brocade Communications Systems, Inc.	1,674,560	15,372,461

Consumer Finance — 3.2%
Capital One Financial Corp.	297,721	18,908,261
SLM Corp.*	3,573,986	22,087,233

		40,995,494

Diversified Financial Services — 0.7%
Voya Financial, Inc.	353,887	8,762,242

Electric Utilities — 5.1%
FirstEnergy Corp.	769,450	26,861,499
PG&E Corp.	590,418	37,739,519

		64,601,018

Electrical Equipment — 1.2%
Eaton Corp. PLC	264,951	15,825,523

Electronic Equipment, Instruments & Components — 1.3%
Flextronics International Ltd.*	1,414,309	16,688,846

Energy Equipment & Services — 1.9%
Halliburton Co.	537,231	24,331,192

Food Products — 4.3%
ConAgra Foods, Inc.	584,369	27,938,682
Mondelez International, Inc. (Class A Stock)	600,352	27,322,019

		55,260,701

Health Care Equipment & Supplies — 1.6%
Zimmer Biomet Holdings, Inc.	165,796	19,958,523

COMMON STOCKS (continued)	Shares	Value (Note 2)
Health Care Providers & Services — 2.5%
Cigna Corp.	97,651	$12,498,351
Laboratory Corp. of America Holdings*	148,159	19,300,673

		31,799,024

Hotels, Restaurants & Leisure — 4.0%
Carnival Corp.	396,858	17,541,124
Hyatt Hotels Corp. (Class A Stock)*(a)	324,481	15,944,996
McDonald’s Corp.	146,304	17,606,223

		51,092,343

Household Products — 2.4%
Procter & Gamble Co. (The)	355,770	30,123,046

Industrial Conglomerates — 2.1%
General Electric Co.	836,417	26,330,407

Insurance — 3.2%
Chubb Ltd.	200,066	26,150,627
MetLife, Inc.	379,441	15,113,135

		41,263,762

Internet Software & Services — 2.9%
Alphabet, Inc. (Class A Stock)*	35,480	24,961,244
eBay, Inc.*	533,989	12,500,683

		37,461,927

Media — 3.7%
Comcast Corp. (Class A Stock)	400,077	26,081,020
Liberty Global PLC (United Kingdom) (Series C)*	217,568	6,233,323
Liberty Global PLC LiLAC (United Kingdom) (Class C Stock)*	57,004	1,852,060
Viacom, Inc. (Class B Stock)	318,995	13,228,723

		47,395,126

Multiline Retail — 1.5%
Target Corp.	281,717	19,669,481

Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	268,882	14,317,966
Chevron Corp.	229,679	24,077,250
Hess Corp.	218,474	13,130,287
Noble Energy, Inc.	515,332	18,484,959
Occidental Petroleum Corp.	341,730	25,821,119
Royal Dutch Shell PLC (Netherlands), ADR	423,020	23,359,164
Suncor Energy, Inc. (Canada)	741,334	20,557,192

		139,747,937

Pharmaceuticals — 8.2%
Allergan PLC*	88,502	20,451,927
Merck & Co., Inc.	504,010	29,036,016
Pfizer, Inc.	1,002,693	35,304,821
Teva Pharmaceutical Industries Ltd. (Israel), ADR(a)	406,602	20,423,618

		105,216,382

Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	184,619	20,974,565

SEE NOTES TO FINANCIAL STATEMENTS.

A167

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Road & Rail — 2.2%
Ryder System, Inc.	180,381	$11,028,494
Union Pacific Corp.	195,950	17,096,638

		28,125,132

Semiconductors & Semiconductor Equipment — 2.8%
QUALCOMM, Inc.	239,274	12,817,908
Texas Instruments, Inc.	367,412	23,018,362

		35,836,270

Software — 3.4%
Microsoft Corp.	425,802	21,788,289
PTC, Inc.*	559,385	21,021,688

		42,809,977

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	157,435	15,050,786

Textiles, Apparel & Luxury Goods — 1.6%
Coach, Inc.	488,060	19,883,564

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC (United Kingdom), ADR	612,511	18,920,465

TOTAL LONG-TERM INVESTMENTS (cost $1,026,773,277)		1,235,877,704

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $54,816,514; includes $16,621,004 of cash collateral for securities on loan)(b)(c) (Note 4)	54,816,514	54,816,514

TOTAL INVESTMENTS — 101.1% (cost $1,081,589,791)		1,290,694,218
LIABILITIES IN EXCESS OF OTHER ASSETS (1.1)%		(13,874,203)

NET ASSETS 100.0%		$1,276,820,015

See the Glossary for abbreviations used in the semiannual report:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,295,100; cash collateral of $16,621,004 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$36,805,778	$—	$—
Banks	147,896,602	—	—
Biotechnology	29,801,745	—	—
Capital Markets	20,898,817	—	—
Chemicals	26,978,568	—	—
Communications Equipment	15,372,461	—	—
Consumer Finance	40,995,494	—	—
Diversified Financial Services	8,762,242	—	—
Electric Utilities	64,601,018	—	—
Electrical Equipment	15,825,523	—	—
Electronic Equipment, Instruments & Components	16,688,846	—	—
Energy Equipment & Services	24,331,192	—	—
Food Products	55,260,701	—	—
Health Care Equipment & Supplies	19,958,523	—	—

SEE NOTES TO FINANCIAL STATEMENTS.

A168

VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Health Care Providers & Services	$31,799,024	$—	$—
Hotels, Restaurants & Leisure	51,092,343	—	—
Household Products	30,123,046	—	—
Industrial Conglomerates	26,330,407	—	—
Insurance	41,263,762	—	—
Internet Software & Services	37,461,927	—	—
Media	47,395,126	—	—
Multiline Retail	19,669,481	—	—
Oil, Gas & Consumable Fuels	139,747,937	—	—
Pharmaceuticals	105,216,382	—	—
Real Estate Investment Trusts (REITs)	20,974,565	—	—
Road & Rail	28,125,132	—	—
Semiconductors & Semiconductor Equipment	35,836,270	—	—
Software	42,809,977	—	—
Technology Hardware, Storage & Peripherals	15,050,786	—	—
Textiles, Apparel & Luxury Goods	19,883,564	—	—
Wireless Telecommunication Services	18,920,465	—	—
Affiliated Mutual Fund	54,816,514	—	—

Total	$1,290,694,218	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	11.6%
Oil, Gas & Consumable Fuels	11.0
Pharmaceuticals	8.2
Electric Utilities	5.1
Food Products	4.3
Affiliated Mutual Fund (including 1.3% of collateral for securities on loan)	4.3
Hotels, Restaurants & Leisure	4.0
Media	3.7
Software	3.4
Insurance	3.2
Consumer Finance	3.2
Internet Software & Services	2.9
Aerospace & Defense	2.9
Semiconductors & Semiconductor Equipment	2.8
Health Care Providers & Services	2.5
Household Products	2.4
Biotechnology	2.3
Road & Rail	2.2

Chemicals	2.1%
Industrial Conglomerates	2.1
Energy Equipment & Services	1.9
Real Estate Investment Trusts (REITs)	1.6
Capital Markets	1.6
Health Care Equipment & Supplies	1.6
Textiles, Apparel & Luxury Goods	1.6
Multiline Retail	1.5
Wireless Telecommunication Services	1.5
Electronic Equipment, Instruments & Components	1.3
Electrical Equipment	1.2
Communications Equipment	1.2
Technology Hardware, Storage & Peripherals	1.2
Diversified Financial Services	0.7

101.1
Liabilities in excess of other assets	(1.1)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A169

VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $16,295,100:
Unaffiliated investments (cost $1,026,773,277)	$1,235,877,704
Affiliated investments (cost $54,816,514)	54,816,514
Receivable for investments sold	3,455,323
Dividends receivable	2,663,054
Tax reclaim receivable	992,061
Receivable for Series shares sold	5,127
Prepaid expenses	1,719

Total Assets	1,297,811,502

LIABILITIES
Payable to broker for collateral for securities on loan	16,621,004
Payable for Series shares repurchased	3,794,584
Management fee payable	421,781
Accrued expenses and other liabilities	149,603
Distribution fee payable	1,969
Administration fee payable	1,156
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	410

Total Liabilities	20,991,487

NET ASSETS	$1,276,820,015

Net assets were comprised of:
Paid-in capital	$852,640,449
Retained earnings	424,179,566

Net assets, June 30, 2016	$1,276,820,015

Class I:
Net asset value and redemption price per share $1,270,401,944 / 53,064,245 outstanding shares of beneficial interest	$23.94

Class II:
Net asset value and redemption price per share $6,418,071 / 269,932 outstanding shares of beneficial interest	$23.78

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income (net of foreign withholding taxes of $504,350)	$15,408,612
Affiliated income from securities lending, net	215,730
Affiliated dividend income	89,005

Total income	15,713,347

EXPENSES
Management fee	2,539,803
Distribution fee—Class II	11,456
Administration fee—Class II	6,874
Custodian and accounting fees	72,000
Shareholders’ reports	59,000
Audit fee	12,000
Trustees’ fees	12,000
Insurance expenses	10,000
Legal fees and expenses	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Miscellaneous	10,087

Total expenses	2,745,220

NET INVESTMENT INCOME (LOSS)	12,968,127

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,067,107
Foreign currency transactions	6,254

2,073,361

Net change in unrealized appreciation (depreciation) on:
Investments	(38,395,823)
Foreign currencies	19,679

(38,376,144)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(36,302,783)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,334,656)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$12,968,127	$22,756,824
Net realized gain (loss) on investment and foreign currency transactions	2,073,361	68,507,339
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(38,376,144)	(215,764,228)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,334,656)	(124,500,065)

SERIES SHARE TRANSACTIONS (Note 7)
Series shares sold	4,229,304	6,503,823
Series shares repurchased	(70,255,742)	(120,385,548)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(66,026,438)	(113,881,725)

CAPTIAL CONTRIBUTIONS (Note 4)	1,379,448	—
TOTAL INCREASE (DECREASE)	(87,981,646)	(238,381,790)
NET ASSETS:
Beginning of period	1,364,801,661	1,603,183,451

End of period	$1,276,820,015	$1,364,801,661

SEE NOTES TO FINANCIAL STATEMENTS.

A170

GLOSSARY

SCHEDULE OF INVESTMENTS	as of June 30, 2016

The following abbreviations are used in the preceding Portfolios’ descriptions:

Currency

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
ZAR	South African Rand

Index

CDX	Credit Derivative Index

Other

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
bps	Basis Points
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investmemt Conduit Security
RSP	Non-Voting Shares
SDR	Sweden Depositary Receipt
STRIPS	Separate Trading of Registered Interest and Principle of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
USAID	United States Agency for International Development
USOIS	United States Overnight Index Swap

SEE NOTES TO FINANCIAL STATEMENTS.

A171

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

Note 1:	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to the thirteen Portfolios which are listed below along with each Portfolio’s investment objective.

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital.

Equity Portfolio:    Long-term growth of capital.

Flexible Managed Portfolio:    Total return consistent with an aggressively managed diversified portfolio.

Global Portfolio:    Long-term growth of capital.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital.

High Yield Bond Portfolio:    High total return.

Jennison Portfolio:    Long-term growth of capital.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity.

Natural Resources Portfolio:    Long-term growth of capital.

Small Capitalization Stock Portfolio:    Long-term growth of capital.

Stock Index Portfolio:    Achieve investment results that generally correspond to the performance of publicly traded common stocks.

Value Portfolio:    Capital appreciation.

Note 2:	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolios consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    Each Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit a Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

B1

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

The Money Market Portfolio’s securities of sufficient credit quality are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

B2

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, each Portfolio may invest up to 15% of their net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, a Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of a Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

The Portfolios purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Portfolios. These are insurance-like products that are called Connecticut Avenue Securities by Fannie Mae and Structured Agency Credit Risk by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Portfolios could lose some or all of their principal if the underlying mortgages experience credit defaults.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency

B3

gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory notes/Warrants:    The Series Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Series Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Series Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios, as defined in the prospectus, entered into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposures to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. A Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts:    A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Short Sales:    Certain Portfolios may sell a security they do not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on short positions open are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    Certain Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the Selling Participant and any other persons interpositioned between the Portfolio and the borrower. The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent

B4

payments known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolios intend to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Portfolios may also use futures to gain additional market exposure. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Portfolios since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options:    Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Portfolio currently owns or intends to purchase. Portfolios may also use options to gain additional market exposure. The Portfolio’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options transactions.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Swap Agreements:    Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on the daily changes in valuation of the swap contract. Payments received or paid by the Portfolio are recorded as realized gains

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(losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps:    Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Certain Portfolios used interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps:    Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. Certain Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. Certain Portfolios entered into CDS contracts to provide a measure of protection against defaults or take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. A Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Portfolio generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Portfolio effectively increases its investment risk because, in addition to its total net assets, the Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Portfolio, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Portfolio entered into for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps:    Certain Portfolios entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps:    In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. Certain Portfolios are subject to risk exposures associated with the

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referenced asset in the normal course of pursuing their investment objectives. Certain Portfolios entered into total return swaps to manage their exposure to a security or an index. A Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Portfolio’s favor, from the point of entering into the contract.

Master Netting Arrangements:    Certain Portfolios are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Certain Portfolios are parties to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Portfolio is held in a segregated account by the Portfolio’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Schedule of Investments. Collateral pledged by the Portfolio is segregated by the Portfolio’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Portfolio and the applicable counterparty. Collateral requirements are determined based on the Portfolio’s net position with each counterparty. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Portfolio’s counterparties to elect early termination could impact the Portfolio’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of June 30, 2016, none of the Portfolios have met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

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Warrants and Rights:    Certain Portfolios may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Portfolio holds such warrants and rights as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment in kind securities:    Certain fixed income Portfolios may invest in the open market or receive pursuant to debt restructuring, securities that pay in kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending:    The Portfolios may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls:    Certain Portfolios enter into mortgage dollar rolls in which the Portfolios sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolios forgo principal and interest paid on the securities. The Portfolios are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Portfolios maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

For Portfolios with multiple classes of shares, net investment income or loss (other than administration and distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs:    Certain Portfolios invest in real estate investment trusts, (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Taxes:    For federal income tax purposes, each Portfolio is treated as a separate taxpaying entity. The Portfolios are treated as partnerships for tax purposes. No provision has been made in the financial

B8

statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolios is the responsibility of the Portfolios’ shareholders (Participating Insurance Companies). The Portfolios are not generally subject to entity-level taxation. Shareholders of each Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends and interest and foreign capital gains tax are accrued in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Such taxes are accrued net of reclaimable amounts, at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from each Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. The Money Market Portfolio declares and reinvests distributions, if any, daily. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Fixed Income (“PFI”), a business unit of PGIM, Inc., Jennison Associates LLC (“Jennison”), Brown Advisory, LLC (“Brown”), LSV Asset Management (“LSV”), Quantitative Management Associates LLC (“QMA”), T. Rowe Price Associates, Inc. (“T. Rowe”) and William Blair & Co. LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the Subadvisers, cost of compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Portfolios bear all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, using the value of each of the Portfolio’s average daily net assets, at the respective annual rates specified below.

Portfolio	Management Fee through June 30, 2016	Management Fee effective July 1, 2016	Effective Management Fee
Conservative Balanced Portfolio	0.55%	0.55%	0.55%
Diversified Bond Portfolio	0.40	0.40	0.40
Equity Portfolio	0.45	0.45	0.45
Flexible Managed Portfolio	0.60	0.60	0.60
Global Portfolio	0.75	0.75	0.74	***
Government Income Portfolio	0.40	0.40	0.40
High Yield Bond Portfolio	0.55	0.55	0.55
Jennison Portfolio	0.60	0.60	0.60
Money Market Portfolio	0.30	0.30	0.32	*
Natural Resources Portfolio	0.45	0.45	0.44	****
Small Capitalization Stock Portfolio	0.40	0.35	0.35	**
Stock Index Portfolio	0.35% up to $4 billion 0.30% over $4 billion	0.30% up to $4 billion 0.25% over $4 billion	0.30	%**
Value Portfolio	0.40	0.40	0.40

*	In order to support the income yield, PI has voluntarily agreed to limit the management fees of the Money Market Portfolio such that the 1-day annualized yield of the Portfolio (excluding capital gain (loss)) does not fall below 0.00%. The waiver is voluntary and may be modified or terminated by PI at any time without notice. During the period ended June 30, 2016, the waiver was $0 as a result of this voluntary agreement. Effective February 16, 2016, management fees were reduced from 0.40% to 0.30%.
**	PI has contractually agreed, through June 30, 2016, to waive a portion of its management fee equal to an annual rate of 0.05% of the average daily net assets of the Portfolio.

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***	PI has contractually agreed, through June 30, 2017, to waive a portion of its management fee equal to an annual rate of 0.011% of the average daily net assets of the Portfolio.
****	Effective February 6, 2016, PI had contractually agreed, through June 30, 2017, to waive a portion of its management fee equal to an annual rate of 0.008% of the average daily net assets of the Portfolio.

At June 30, 2016, the Subadvisers that provide investment advisory services to the Portfolios are listed directly below. Where more than one Subadviser is listed, each Subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PFI, QMA
Diversified Bond Portfolio	PFI
Equity Portfolio	Jennison
Flexible Managed Portfolio	PFI, QMA
Global Portfolio	Brown, LSV, QMA, T. Rowe & William Blair
Government Income Portfolio	PFI
High Yield Bond Portfolio	PFI
Jennison Portfolio	Jennison
Money Market Portfolio	PFI
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	QMA
Stock Index Portfolio	QMA
Value Portfolio	Jennison

The Series Fund has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI, which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PGIM, Inc., QMA and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Certain Portfolios have entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was as follows:

Portfolio	Amount
Equity Portfolio	$120,710
Global Portfolio	18,351
Jennison Portfolio	39,969
Natural Resources Portfolio	10,688
Value Portfolio	66,798

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

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PGIM, Inc. also serves as the Series Fund’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. was compensated as follows for these services:

Portfolio	Amount
Conservative Balanced Portfolio	$1,586
Diversified Bond Portfolio	974
Equity Portfolio	19,858
Flexible Managed Portfolio	3,536
Global Portfolio	2,073
High Yield Bond Portfolio	15,822
Jennison Portfolio	6,237
Natural Resources Portfolio	4,710
Small Capitalization Stock Portfolio	10,922
Value Portfolio	3,037

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for certain Portfolios of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid each of the affected Portfolios an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolios. The amount of opportunity loss payment to each of the Portfolios is disclosed in the respective Portfolios’ “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The Portfolios may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Funds”), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Core Funds are disclosed on the Statement of Operations as “Affiliated dividend income”.

The following Portfolios are reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolios’ status as partnerships for tax purposes.

Portfolio	2015 Withholding Tax		2016 Withholding Tax
Conservative Balanced Portfolio	$44,001	*	$4,550
Flexible Managed Portfolio	53,512	*	6,800
Global Portfolio	118,399	*	8,165
Jennison Portfolio	44,830		19,828

*	Includes amounts from December 2015 reimbursed in 2016.

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Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from sales of portfolio securities (excluding government securities and short-term issues) for the six months ended June 30, 2016 were as follows:

Portfolio	Cost of Purchases	Proceeds from Sales
Conservative Balanced Portfolio	$2,085,212,904	$2,009,702,455
Diversified Bond Portfolio	199,073,469	137,903,650
Equity Portfolio	522,126,365	586,471,005
Flexible Managed Portfolio	3,634,022,230	3,489,797,192
Global Portfolio	147,488,325	205,541,829
Government Income Portfolio	952,455,030	926,645,390
High Yield Bond Portfolio	674,919,486	580,350,373
Jennison Portfolio	226,902,678	316,062,970
Natural Resources Portfolio	349,173,947	343,287,817
Small Capitalization Stock Portfolio	72,731,488	91,764,277
Stock Index Portfolio	120,343,633	87,695,625
Value Portfolio	187,193,754	237,596,893

Options written transactions, during the six months ended June 30, 2016, were as follows:

	Conservative Balanced Portfolio		Diversified Bond Portfolio
	Notional Amount (000)	Premiums	Notional Amount (000)	Premiums
Balance at beginning of period	736,300	$178,078	362,120	$818,728
Written options	276,000	279,253	867,390	1,015,393
Expired options	(856,400)	(150,037)	(608,295)	(1,154,594)
Closed options	(155,900)	(307,294)	(621,215)	(679,527)

Balance at end of period	—	—	—	—

	Flexible Managed Portfolio		Government Income Portfolio
	Notional Amount (000)	Premiums	Notional Amount (000)	Premiums
Balance at beginning of period	994,900	$242,423	507,660	$127,340
Written options	360,980	365,290	126,020	127,213
Expired options	(204,000)	(196,287)	(562,680)	(186,220)
Closed options	(1,151,880)	(411,426)	(71,000)	(68,333)

Balance at end of period	—	—	—	—

Natural Resources Portfolio	Notional Amount (000)	Premiums
Balance at beginning of period	—	—
Written options	45	$3,470,708
Expired options	(15)	(2,075,887)
Closed options	(1)	(203,992)

Balance at end of period	29	$1,190,829

Note 6:	Tax Information

All Portfolios are treated as partnerships for tax purposes. The character of the cash distributions, if any, made by the partnerships is generally classified as return of capital nontaxable distributions. After each fiscal year each partner will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolios generally attempt to manage their diversification in a manner that supports the diversification requirements of the underlying separate accounts.

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Management has analyzed the Portfolios’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2016, the Equity, Jennison, Natural Resources and Value Portfolios have Class II shares outstanding.

Transactions in shares of beneficial interest of the Equity, Jennison, Natural Resources and Value Portfolios were as follows:

Equity Portfolio:

Class I	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	126,139	$4,586,024
Series shares repurchased	(3,186,730)	(118,032,709)

Net increase (decrease) in shares outstanding	(3,060,591)	$(113,446,685)

Year ended December 31, 2015:
Series shares sold	293,271	$11,456,660
Series shares repurchased	(7,053,688)	(276,805,403)

Net increase (decrease) in shares outstanding	(6,760,417)	$(265,348,743)

Class II
Six months ended June 30, 2016:
Series shares sold	385	$13,000
Series shares repurchased	(2,185)	(79,248)

Net increase (decrease) in shares outstanding	(1,800)	$(66,248)

Year ended December 31, 2015:
Series shares sold	3,613	$143,295
Series shares repurchased	(11,130)	(429,755)

Net increase (decrease) in shares outstanding	(7,517)	$(286,460)

Jennison Portfolio:

Class I:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	208,519	$8,748,331
Series shares repurchased	(1,476,010)	(62,202,137)

Net increase (decrease) in shares outstanding	(1,267,491)	$(53,453,806)

Year ended December 31, 2015:
Series shares sold	431,171	$19,031,217
Series shares repurchased	(2,772,574)	(121,821,605)

Net increase (decrease) in shares outstanding	(2,341,403)	$(102,790,388)

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Jennison Portfolio (cont’d):

Class II:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	176,863	$7,192,116
Series shares repurchased	(309,406)	(12,536,924)

Net increase (decrease) in shares outstanding	(132,543)	$(5,344,808)

Year ended December 31, 2015:
Series shares sold	610,426	$26,548,772
Series shares repurchased	(342,018)	(14,541,755)

Net increase (decrease) in shares outstanding	268,408	$12,007,017

Natural Resources Portfolio:

Class I:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	313,062	$6,767,743
Series shares repurchased	(957,954)	(20,871,343)

Net increase (decrease) in shares outstanding	(644,892)	$(14,103,600)

Year ended December 31, 2015:
Series shares sold	505,497	$13,787,714
Series shares repurchased	(2,209,981)	(60,093,196)

Net increase (decrease) in shares outstanding	(1,704,484)	$(46,305,482)

Class II:
Six months ended June 30, 2016:
Series shares sold	437,784	$8,873,503
Series shares repurchased	(428,482)	(9,242,940)

Net increase (decrease) in shares outstanding	9,302	$(369,437)

Year ended December 31, 2015:
Series shares sold	1,095,547	$28,361,875
Series shares repurchased	(1,143,281)	(30,022,697)

Net increase (decrease) in shares outstanding	(47,734)	$(1,660,822)

Value Portfolio:

Class I:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	176,285	$4,005,166
Series shares repurchased	(2,856,580)	(66,916,061)

Net increase (decrease) in shares outstanding	(2,680,295)	$(62,910,895)

Year ended December 31, 2015:
Series shares sold	240,189	$6,087,501
Series shares repurchased	(4,643,993)	(119,918,144)

Net increase (decrease) in shares outstanding	(4,403,804)	$(113,830,643)

Class II:
Six months ended June 30, 2016:
Series shares sold	9,909	$224,138
Series shares repurchased	(140,869)	(3,339,681)

Net increase (decrease) in shares outstanding	(130,960)	$(3,115,543)

Year ended December 31, 2015:
Series shares sold	16,808	$416,322
Series shares repurchased	(17,809)	(467,404)

Net increase (decrease) in shares outstanding	(1,001)	$(51,082)

B14

Note 8:	Borrowings

The Portfolios (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. Each Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the SCA during the six months ended June 30, 2016. The average balance outstanding is for the number of days the Portfolios had utilized the credit facility.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates	Maximum Balance Outstanding	Balance Outstanding at June 30, 2016
Government Income Portfolio	$275,000	3	1.67%	$275,000	—
Jennison Portfolio	639,947	19	1.68%	1,437,000	—
Natural Resources Portfolio	105,000	1	1.68%	105,000	—

Note 9:	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of each Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10:	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Note 11.	Other

Pursuant to the investment policy changes approved by the Board at its meeting on November 17, 2015 to become effective in or around October 2016, the Money Market Portfolio will change its name to Government Money Market Portfolio and will be managed as a government money market fund. Accordingly, it will invest at least 99.5% or more of its assets in cash, government securities, and/or repurchase agreements that are fully collateralized with government securities. As a government money market fund, the Money Market Portfolio will continue to seek to maintain a stable $10.00 NAV and will not implement redemption gates and liquidity fees.

B15

Financial Highlights

(unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.54		$22.45	$20.63	$17.77	$16.32	$15.96

Income (Loss) From Investment Operations:
Net investment income (loss)	.21		.39	.36	.35	.38	.36
Net realized and unrealized gain (loss) on investments	.72		(.30)	1.46	2.51	1.43	.37

Total from investment operations	.93		.09	1.82	2.86	1.81	.73

Less Distributions	—		—	—	—	(.36)	(.37)
Capital Contributions(f)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$23.49		$22.54	$22.45	$20.63	$17.77	$16.32

Total Return(b)	4.21%		.40%	8.82%	16.09%	11.23%	4.60%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,474.8		$2,554.3	$2,574.4	$2,504.4	$2,287.0	$2,191.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.58	%(g)	.58%	.58%	.58%	.58%	.59%
Expenses before waivers and/or expense reimbursement	.58	%(g)	.58%	.58%	.58%	.58%	.59%
Net investment income (loss)	1.86	%(g)	1.70%	1.66%	1.84%	2.11%	2.12%
Portfolio turnover rate(d)	103	%(h)	208%	134%	196%	188%	215%

	Diversified Bond Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012(a)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.64		$11.66	$11.01	$11.88	$11.74	$11.67

Income (Loss) From Investment Operations:
Net investment income (loss)	.21		.41	.43	.48	.54	.56
Net realized and unrealized gain (loss) on investments	.58		(.43)	.34	(.56)	.66	.30

Total from investment operations	.79		(.02)	.77	(.08)	1.20	.86

Less Distributions	—		—	(.12)	(.79)	(1.06)	(.79)
Capital Contributions(f)(Note 4)	—	(e)	—	—	—	—	—

Net Asset Value, end of period	$12.43		$11.64	$11.66	$11.01	$11.88	$11.74

Total Return(b)	6.79%		(.17)%	7.09%	(.71)%	10.68%	7.51%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,135.0		$1,084.9	$1,067.9	$1,197.5	$1,305.9	$1,556.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.46	%(g)	.46%	.44%	.44%	.44%	.42%
Expenses before waivers and/or expense reimbursement	.46	%(g)	.46%	.44%	.44%	.44%	.42%
Net investment income (loss)	3.57	%(g)	3.48%	3.73%	4.10%	4.57%	4.76%
Portfolio turnover rate	28	%(h)	81%	50%	111%	144%	167%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover.

(e)	Less than $.005 per share.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Financial Highlights

(unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$39.47		$38.56	$35.81	$26.81	$23.73	$24.75

Income (Loss) From Investment Operations:
Net investment income (loss)	.19		.34	.19	.27	.27	.13
Net realized and unrealized gain (loss) on investments	(2.20)		.57	2.56	8.73	2.96	(.98)

Total from investment operations	(2.01)		.91	2.75	9.00	3.23	(.85)

Less Distributions:	—		—	—	—	(.15)	(.17)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$37.49		$39.47	$38.56	$35.81	$26.81	$23.73

Total Return(a)	(5.02)%		2.36%	7.68%	33.57%	13.69%	(3.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,538.4		$3,846.2	$4,017.6	$3,970.9	$3,167.0	$2,997.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.47%	.48%
Expenses before waivers and/or expense reimbursement	.47	%(d)	.47%	.47%	.47%	.47%	.48%
Net investment income (loss)	1.03	%(d)	.86%	.52%	.86%	1.04%	.58%
Portfolio turnover rate	15	%(e)	37%	51%	45%	48%	49%

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013	2012(c)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$39.42		$38.66	$36.05	$27.10	$23.99	$25.00

Income (Loss) From Investment Operations:
Net investment income (loss)	.11		.18	.04	.13	.17	.06
Net realized and unrealized gain (loss) on investments	(2.19)		.58	2.57	8.82	3.00	(1.03)

Total from investment operations	(2.08)		.76	2.61	8.95	3.17	(.97)

Less Distributions:	—		—	—	—	(.06)	(.04)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$37.37		$39.42	$38.66	$36.05	$27.10	$23.99

Total Return(a)	(5.20)%		1.97%	7.24%	33.03%	13.23%	(3.87)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.8		$2.0	$2.2	$2.3	$1.8	$2.0
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.87%	.88%
Expenses before waivers and/or expense reimbursement	.87	%(d)	.87%	.87%	.87%	.87%	.88%
Net investment income (loss)	.62	%(d)	.46%	.11%	.47%	.63%	.19%
Portfolio turnover rate	15	%(e)	37%	51%	45%	48%	49%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C2

Financial Highlights

(unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.95		$23.71	$21.35	$17.77	$15.99	$15.63

Income (Loss) From Investment Operations:
Net investment income (loss)	.23		.42	.37	.36	.37	.33
Net realized and unrealized gain (loss) on investments	.59		(.18)	1.99	3.22	1.74	.34

Total from investment operations	.82		.24	2.36	3.58	2.11	.67

Less Distributions	—		—	—	—	(.33)	(.31)
Capital Contributions(g)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$24.79		$23.95	$23.71	$21.35	$17.77	$15.99

Total Return(b)	3.51%		1.01%	11.05%	20.15%	13.37%	4.34%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,807.6		$3,768.8	$3,943.8	$3,730.6	$3,265.8	$3,036.8
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.63%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.63%
Net investment income (loss)	1.92	%(e)	1.74%	1.66%	1.86%	2.05%	2.01%
Portfolio turnover rate(d)	109	%(f)	213%	161%	210%	214%	246%

	Global Portfolio
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.33		$25.72	$24.91	$19.57	$16.94	$18.49

Income (Loss) From Investment Operations:
Net investment income (loss)	.22		.34	.37	.31	.36	.29
Net realized and unrealized gain (loss) on investments	(.42)		.27	.44	5.03	2.57	(1.56)

Total from investment operations	(.20)		.61	.81	5.34	2.93	(1.27)

Less Distributions	—		—	—	—	(.30)	(.28)
Capital Contributions(g)(Note 4)	.02		—	—	—	—	—

Net Asset Value, end of period	$26.15		$26.33	$25.72	$24.91	$19.57	$16.94

Total Return(b)	(.68)%		2.37%	3.25%	27.29%	17.52%	(6.97)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$934.4		$965.3	$719.2	$744.5	$611.2	$564.2
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursements	.80	%(e)	.81%	.81%	.84%	.84%	.84%
Expenses before waivers and/or expense reimbursements	.81	%(e)	.82%	.82%	.84%	.84%	.84%
Net investment income (loss)	1.76	%(e)	1.28%	1.45%	1.29%	1.82%	1.54%
Portfolio turnover rate	16	%(f)	33%	37%	70%	57%	69%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e)	Annualized.

(f)	Not annualized.

(g)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C3

Financial Highlights

(unaudited)

	Government Income Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.00		$11.92	$11.30	$12.15	$12.37	$12.03

Income (Loss) From Investment Operations:
Net investment income (loss)	.10		.18	.21	.21	.25	.30
Net realized and unrealized gain (loss) on investments	.50		(.10)	.45	(.49)	.19	.60

Total from investment operations	.60		.08	.66	(.28)	.44	.90

Less Distributions	—		—	(.04)	(.57)	(.66)	(.56)
Capital Contributions(e)(Note 4)	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$12.60		$12.00	$11.92	$11.30	$12.15	$12.37

Total Return(a)	5.00%		.67%	5.86%	(2.34)%	3.63%	7.63%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$239.5		$231.8	$339.2	$341.1	$382.9	$416.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursements	.52	%(g)	.48%	.47%	.49%	.48%	.46%
Expenses before waivers and/or expense reimbursement	.52	%(g)	.48%	.47%	.49%	.48%	.46%
Net investment income (loss)	1.68	%(g)	1.48%	1.73%	1.78%	1.96%	2.48%
Portfolio turnover rate(c)	398	%(h)	746%	830%	1135%	1154%	1554%

	High Yield Bond Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.68		$5.11	$5.29	$5.26	$4.93	$5.06

Income (Loss) From Investment Operations:
Net investment income (loss)	.16		.31	.32	.34	.35	.38
Net realized and unrealized gain (loss) on investments	.22		(.42)	(.18)	.03	.34	(.13)

Total from investment operations	.38		(.11)	.14	.37	.69	.25

Less Distributions	(.16)		(.32)	(.32)	(.34)	(.36)	(.38)
Capital Contributions(e)(Note 4)	—	(f)	—	—	—	—	—

Net Asset Value, end of period	$4.90		$4.68	$5.11	$5.29	$5.26	$4.93

Total Return(a)	8.16%		(2.45)%	2.71%	7.26%	14.43%	5.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,363.2		$3,159.5	$3,245.9	$3,020.5	$2,841.8	$2,158.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.57	%(g)	.57%	.57%	.57%	.57%	.58%
Expenses before waivers and/or expense reimbursement	.57	%(g)	.57%	.57%	.57%	.57%	.58%
Net investment income (loss)	6.78	%(g)	6.21%	5.95%	6.34%	6.95%	7.53%
Portfolio turnover rate	19	%(h)	46%	48%	54%	53%	68%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	The Portfolio accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(d)	Calculated based upon average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Less than $0.005 per share.

(g)	Annualized.

(h)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C4

Financial Highlights

(unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014	2013(a)	2012(a)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$45.54		$40.85	$37.15	$26.98	$23.26	$23.26

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.06	.06	.06	.11	.03
Net realized and unrealized gain (loss) on investments	(3.09)		4.63	3.64	10.11	3.65	.04

Total from investment operations	(3.03)		4.69	3.70	10.17	3.76	.07

Less Distributions	—		—	—	—	(.04)	(.07)
Capital Contributions(g)(Note 4)	.04		—	—	—	—	—

Net Asset Value, end of period	$42.55		$45.54	$40.85	$37.15	$26.98	$23.26

Total Return(b)	(6.57)%		11.48%	9.96%	37.69%	16.18%	.30%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,492.1		$1,654.7	$1,580.0	$1,551.9	$1,213.3	$1,126.3
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.64%
Expenses before waivers and/or expense reimbursement	.63	%(e)	.63%	.63%	.63%	.63%	.64%
Net investment income (loss)	.29	%(e)	.14%	.15%	.18%	.42%	.16%
Portfolio turnover rate	14	%(f)	31%	34%	40%	45%	51%

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014	2013(a)	2012(a)	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$44.19		$39.80	$36.33	$26.49	$22.89	$22.91

Income (Loss) From Investment Operations:
Net investment income (loss)	(.02)		(.11)	(.10)	(.07)	— (d)	(.07)
Net realized and unrealized gain (loss) on investments	(3.00)		4.50	3.57	9.91	3.60	.05

Total from investment operations	(3.02)		4.39	3.47	9.84	3.60	(.02)

Capital Contributions(g)(Note 4)	.04		—	—	—	—	—

Net Asset Value, end of period	$41.21		$44.19	$39.80	$36.33	$26.49	$22.89

Total Return(b)	(6.74)%		11.03%	9.55%	37.15%	15.73%	(.09)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$50.9		$60.4	$43.7	$40.3	$33.6	$31.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.03%	1.03%	1.04%
Expenses before waivers and/or expense reimbursement	1.03	%(e)	1.03%	1.03%	1.03%	1.03%	1.04%
Net investment income (loss)	(.11	)%(e)	(.26)%	(.25)%	(.22)%	.02%	(.24)%
Portfolio turnover rate	14	%(f)	31%	34%	40%	45%	51%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Less than $0.005 per share.

(e)	Annualized.

(f)	Not annualized.

(g)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C5

Financial Highlights

(unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)		2014		2013		2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00	$10.00

Income From Investment Operations:
Net investment income and realized gains	—	(a)	—	(a)	—	(a)	—	(a)	— (a)	— (a)
Distributions	—	(a)	—	(a)	—	(a)	—	(a)	— (a)	— (a)

Net Asset Value, end of period	$10.00		$10.00		$10.00		$10.00		$10.00	$10.00

Total Return(b)	.05%		—	%(c)	—	%(c)	—	%(c)	.01%	.02%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$754.9		$650.8		$823.6		$866.0		$903.5	$1,016.0
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	.37	%(e)	.19%		.16%		.17%		.21%	.18%
Expenses before waivers and/or expense reimbursement	.37	%(e)	.44%		.44%		.44%		.44%	.42%
Net investment income (loss)	.09	%(e)	.00%		.00	%(c)	.00	%(c)	.01%	.02%

(a)	Less than $.005 per share.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Less than .005%.

(d)	Calculated based on average shares outstanding during the period.

(e)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C6

Financial Highlights

(unaudited)

	Natural Resources Portfolio
	Class I
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$21.45		$29.87	$37.29	$33.83	$38.25	$47.33

Income (Loss) From Investment Operations:
Net investment income (loss)	.17		.29	.23	.20	.25	.16
Net realized and unrealized gain (loss) on investments	2.62		(8.71)	(7.65)	3.26	(1.49)	(9.16)

Total from investment operations	2.79		(8.42)	(7.42)	3.46	(1.24)	(9.00)

Less Distributions	—		—	—	—	(3.18)	(.08)
Capital Contributions(d)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$24.27		$21.45	$29.87	$37.29	$33.83	$38.25

Total Return(b)	13.15%		(28.19)%	(19.90)%	10.23%	(2.47)%	(19.03)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$421.4		$386.3	$589.0	$792.1	$802.2	$926.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.53	%(e)	.48%	.45%	.48%	.50%	.50%
Expenses before waivers and/or expense reimbursement	.54	%(e)	.51%	.50%	.51%	.50%	.50%
Net investment income (loss)	1.59	%(e)	1.06%	.59%	.55%	.71%	.36%
Portfolio turnover rate	82	%(f)	29%	24%	22%	26%	34%

	Natural Resources Portfolio
	Class II
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013(a)	2012	2011(a)
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.99		$29.35	$36.78	$33.50	$37.89	$46.98

Income (Loss) From Investment Operations:
Net investment income (loss)	.13		.18	.07	.05	.12	(.02)
Net realized and unrealized gain (loss) on investments	2.54		(8.54)	(7.50)	3.23	(1.51)	(9.07)

Total from investment operations	2.67		(8.36)	(7.43)	3.28	(1.39)	(9.09)

Less Distributions	—		—	—	—	(3.00)	—
Capital Contributions(d)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$23.69		$20.99	$29.35	$36.78	$33.50	$37.89

Total Return(b)	12.86%		(28.48)%	(20.20)%	9.79%	(2.94)%	(19.35)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34.2		$30.1	$43.5	$54.1	$61.2	$67.9
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.93	%(e)	.88%	.85%	.88%	.90%	.90%
Expenses before waivers and/or expense reimbursement	.94	%(e)	.91%	.90%	.91%	.90%	.90%
Net investment income (loss)	1.19	%(e)	.66%	.19%	.15%	.31%	(.04)%
Portfolio turnover rate	82	%(f)	29%	24%	22%	26%	34%

(a)	Calculated based upon average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(e)	Annualized.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C7

Financial Highlights

(unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014(d)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$26.94		$27.57	$26.16	$18.56	$17.00	$17.27

Income (Loss) From Investment Operations:
Net investment income (loss)	.18		.30	.25	.22	.26	.10
Net realized and unrealized gain (loss) on investments	1.45		(.93)	1.16	7.38	2.35	— (c)

Total from investment operations	1.63		(.63)	1.41	7.60	2.61	.10

Less Distributions	—		—	—	—	(1.05)	(.37)
Capital Contributions(e)(Note 4)	.07		—	—	—	—	—

Net Asset Value, end of period	$28.64		$26.94	$27.57	$26.16	$18.56	$17.00

Total Return(a)	6.31%		(2.29)%	5.39%	40.95%	16.03%	.56%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$698.5		$682.4	$750.9	$770.1	$578.4	$542.6
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.40	%(f)	.40%	.40%	.42%	.46%	.48%
Expenses before waivers and/or expense reimbursement	.45	%(f)	.45%	.45%	.45%	.46%	.48%
Net investment income (loss)	1.34	%(f)	1.06%	.96%	.92%	1.43%	.60%
Portfolio turnover rate	11	%(g)	16%	15%	14%	10%	17%

	Stock Index Portfolio
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014(d)	2013(d)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$48.59		$49.33	$47.02	$35.65	$31.47	$31.37

Income (Loss) From Investment Operations:
Net investment income (loss)	.45		.86	.79	.73	.68	.54
Net realized and unrealized gain (loss) on investments	1.37		(.26)	5.20	10.64	4.19	.07

Total from investment operations	1.82		.60	5.99	11.37	4.87	.61

Less Distributions	(3.37)		(1.34)	(3.68)	—	(.69)	(.51)
Capital Contributions(e)(Note 4)	.07		—	—	—	—	—

Net Asset Value, end of period	$47.11		$48.59	$49.33	$47.02	$35.65	$31.47

Total Return(a)	3.91%		1.18%	13.31%	31.89%	15.68%	1.95%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,143.3		$3,010.1	$3,312.7	$2,890.5	$2,340.3	$2,162.4
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.32	%(f)	.32%	.32%	.32%	.32%	.33%
Expenses before waivers and/or expense reimbursement	.37	%(f)	.37%	.37%	.37%	.37%	.38%
Net investment income (loss)	1.91	%(f)	1.74%	1.67%	1.77%	1.97%	1.74%
Portfolio turnover rate	3	%(g)	9%	5%	3%	2%	2%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $0.005 per share.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C8

Financial Highlights

(unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.31		$26.48	$24.05	$18.07	$15.93	$17.04

Income (Loss) From Investment Operations:
Net investment income (loss)	.24		.39	.29	.22	.22	.14
Net realized and unrealized gain (loss) on investments	(.64)		(2.56)	2.14	5.76	2.09	(1.08)

Total from investment operations	(.40)		(2.17)	2.43	5.98	2.31	(.94)

Less Distributions	—		—	—	—	(.17)	(.17)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$23.94		$24.31	$26.48	$24.05	$18.07	$15.93

Total Return(b)	(1.52)%		(8.19)%	10.10%	33.09%	14.62%	(5.58)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,270.4		$1,355.1	$1,592.6	$1,568.7	$1,263.3	$1,231.6
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.43	%(d)	.43%	.40%	.40%	.43%	.43%
Expenses before waivers and/or expense reimbursement	.43	%(d)	.43%	.42%	.43%	.43%	.43%
Net investment income (loss)	2.05	%(d)	1.52%	1.13%	1.06%	1.36%	.90%
Portfolio turnover rate	15	%(e)	32%	37%	41%	28%	43%

	Value Portfolio
	Class II
	Six Months Ended June 30, 2016(a)		Year Ended December 31,
			2015(a)	2014(a)	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$24.19		$26.45	$24.12	$18.20	$16.04	$17.13

Income (Loss) From Investment Operations:
Net investment income (loss)	.19		.29	.18	.16	.17	.08
Net realized and unrealized gain (loss) on investments	(.63)		(2.55)	2.15	5.76	2.08	(1.08)

Total from investment operations	(.44)		(2.26)	2.33	5.92	2.25	(1.00)

Less Distributions	—		—	—	—	(.09)	(.09)
Capital Contributions(f)(Note 4)	.03		—	—	—	—	—

Net Asset Value, end of period	$23.78		$24.19	$26.45	$24.12	$18.20	$16.04

Total Return(b)	(1.69)%		(8.54)%	9.66%	32.53%	14.14%	(5.89)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$6.4		$9.7	$10.6	$7.4	$6.2	$6.0
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.83	%(d)	.83%	.80%	.80%	.83%	.83%
Expenses before waivers and/or expense reimbursement	.83	%(d)	.83%	.82%	.83%	.83%	.83%
Net investment income (loss)	1.65	%(d)	1.12%	.73%	.66%	.95%	.50%
Portfolio turnover rate	15	%(e)	32%	37%	41%	28%	43%

(a)	Calculated based on average shares outstanding during the period.

(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(d)	Annualized.

(e)	Not annualized.

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C9

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and each Portfolio’s subadvisory agreement(s). As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, each Portfolio and each Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with each Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, each Portfolio and each Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for each Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of each Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that the Prudential Fixed Income (PFI) unit of PGIM, Inc., PGIM, Limited, Jennison Associates LLC (Jennison) and Quantitative Management Associates LLC (QMA), each of which serve as subadvisers to various Portfolios of the Trust, are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolios by each subadviser, and that there was a reasonable basis on which to conclude that each Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of PFI, Jennison and QMA, each of which are affiliates of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolios’ assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

With respect to the Stock Index Portfolio, the Board noted that the management fee schedule includes a breakpoint, which has the effect of decreasing the fee rate as assets increase, but that at its current level of assets, the Stock Index Portfolio does not realize the effect of any rate reduction. The Board took note, however, that the Stock Index Portfolio’s fee structure would result in a benefit to shareholders when (and if) assets reach the level at which the fee rate is reduced. The Board also noted that it had accepted PI’s recommendation to discontinue the existing voluntary waiver of 0.05% of the management fee at each breakpoint level, and to replace it with an amendment to the Portfolio’s contractual management fee schedule, which would have the effect of reducing the management fee at each breakpoint level by 0.05%.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolios / Fees and Expenses / Other Factors

With respect to each Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolios for the one-, three-, five- and ten-year periods ended December 31, 2015, except as otherwise noted below. The Board compared the historical performance of each Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered each Portfolio’s actual management fee, as well as each Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for each Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for each Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolios in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The sections below summarize key factors considered by the Board and the Board’s conclusions regarding each Portfolio’s performance, fees and overall expenses. Each section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Conservative Balanced Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Diversified Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the three-, five- and ten-year periods, although it underperformed over the one-year period.

•

The Board noted that the Portfolio’s recent performance had improved, with the Portfolio outperforming its benchmark index and ranking in the 1st quartile of its Peer Universe during the first quarter of 2016.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Equity Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one-year period, although it underperformed its benchmark index over the three-, five- and ten-year periods.

•	The Board considered that the Portfolio’s performance had improved over the one-year period.

•

The Board concluded that in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Flexible Managed Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Global Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	2nd Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.011% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Government Income Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

High Yield Bond Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Jennison Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Money Market Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that PI had voluntarily waived a portion of its management fee to ensure that the 1-day yield for the Portfolio does not fall below 0.00%. The Board further noted that PI agreed to continue PI’s voluntary yield waiver support.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Natural Resources Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	4th Quartile	3rd Quartile
Actual Management Fee: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio underperformed its benchmark index over all periods.

•

The Board noted that in February 2016 the Portfolio appointed a new subadviser to replace the Portfolio’s prior subadviser, and that as a result, the Portfolio’s historical performance was not attributable to the Portfolio’s current subadviser.

•	The Board noted that PI had contractually agreed to waive 0.008% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be prudent to allow the new subadviser time to develop a performance record, and that it would be in the best interests of the Portfolio and its shareholders to renew the management agreement, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Small Capitalization Stock Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2016.

•

The Board accepted PI’s recommendation to incorporate the existing 0.05% contractual management fee waiver into an amendment to the Portfolio’s contractual management fee schedule, which would have the effect of reducing the management fee by 0.05% at each breakpoint.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Stock Index Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 4th Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.05% of its management fee through June 30, 2016.

•

The Board accepted PI’s recommendation to incorporate the existing 0.05% contractual management fee waiver into an amendment to the Portfolio’s contractual management fee schedule, which would have the effect of reducing the management fee by 0.05% at each breakpoint.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	4th Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•

The Board noted that, while the Portfolio underperformed its benchmark index over all periods, the portfolio manager team responsible for the Portfolio’s long term performance record had been replaced during 2014.

•

The Board noted that, because the Portfolio’s repositioning by the new portfolio manager was not completed until the end of 2014, 2015 marked the first full calendar year attributable to the current portfolio manager.

•

The Board considered information provided by PI, which indicated that the current portfolio manager had a successful long term performance record, demonstrating an ability to rebound from temporary underperformance.

•

The Board noted that the current portfolio manager did not yet have a three-year performance record in managing the Portfolio and that, therefore, it would be prudent to allow the Portfolio’s current portfolio manager to further develop its performance record.

•	The Board also noted that it would continue to monitor the Portfolio’s performance.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, each Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229045-00006-00 PSF-SAR-A

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP International Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 29, 2016

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2016

SP International Growth
Five Largest Holdings	(% of Net Assets	)
Tencent Holdings Ltd. (China)	3.5%
Industria de Diseno Textil SA (Spain)	2.6%
Dassault Systemes SA (France)	1.9%
Alibaba Group Holding Ltd. ADR (China)	1.9%
Valeo SA (France)	1.7%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP International Growth (Class I)	Actual	$1,000.00	$965.80	1.04%	$5.08
	Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22
SP International Growth (Class II)	Actual	$1,000.00	$961.70	1.44%	$7.02
	Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 94.7%	Shares	Value (Note 2)

Argentina — 0.7%
MercadoLibre, Inc.	3,662	$515,133

Australia — 1.7%
Atlassian Corp. PLC (Class A Stock)*	16,419	425,252
Brambles Ltd.	11,850	110,636
Insurance Australia Group Ltd.	80,945	333,435
Macquarie Group Ltd.	6,144	319,823

		1,189,146

Austria — 0.4%
Andritz AG	5,360	254,157

Belgium — 0.1%
Colruyt SA	1,905	105,419

Canada — 2.6%
Alimentation Couche-Tard, Inc. (Class B Stock)	15,121	649,339
Brookfield Asset Management, Inc. (Class A Stock)	15,030	497,042
Home Capital Group, Inc.(a)	8,000	198,274
Peyto Exploration & Development Corp.	4,300	115,425
Suncor Energy, Inc.	13,700	380,052

		1,840,132

China — 8.0%
Alibaba Group Holding Ltd., ADR*(a)	16,639	1,323,300
Baidu, Inc., ADR*	3,944	651,351
China Overseas Land & Investment Ltd.	124,000	395,294
Ctrip.com International Ltd., ADR*	9,964	410,517
NetEase, Inc., ADR	2,117	409,047
Tencent Holdings Ltd.	109,663	2,515,633

		5,705,142

Denmark — 1.8%
Jyske Bank A/S	2,907	110,356
Novo Nordisk A/S (Class B Stock)	21,114	1,137,050
Vestas Wind Systems A/S	775	52,676

		1,300,082

Finland — 0.8%
Kone OYJ (Class B Stock)	6,079	280,549
Sampo OYJ (Class A Stock)	7,897	322,960

		603,509

France — 10.1%
Air Liquide SA	2,000	208,364
Arkema SA	3,138	239,910
BNP Paribas SA	5,345	234,409
Capgemini SA	5,888	508,094
Dassault Systemes SA	17,893	1,349,066
Elior Participations SCA, 144A	7,890	171,207
Euler Hermes Group	800	66,438
JCDecaux SA	14,036	473,252
Pernod Ricard SA	2,610	288,971
Publicis Groupe SA	3,110	208,067
Safran SA	4,345	292,601
Sanofi	2,405	199,815
Schneider Electric SE	3,970	231,614

COMMON STOCKS (continued)	Shares	Value (Note 2)
France (continued)
Sodexo SA	2,210	$236,757
SPIE SA	11,930	212,066
TOTAL SA	14,378	689,515
Valeo SA	27,596	1,225,104
Vinci SA	5,203	367,161

		7,202,411

Germany — 5.5%
Adidas AG	8,336	1,196,632
Bayer AG	2,060	206,897
Brenntag AG	4,180	202,488
Continental AG	2,527	478,178
Deutsche Boerse AG	2,795	229,624
Fresenius SE & Co. KGaA	10,347	760,275
GEA Group AG	3,540	167,093
KUKA AG	1,433	169,971
Rational AG	296	136,986
SAP SE, ADR	5,560	417,111

		3,965,255

Hong Kong — 1.3%
AIA Group Ltd.	76,400	459,449
Techtronic Industries Co. Ltd.	110,552	461,665

		921,114

India — 2.0%
HDFC Bank Ltd., ADR	16,247	1,077,989
Tata Motors Ltd., ADR*	9,402	325,967

		1,403,956

Indonesia — 1.1%
PT Astra International Tbk	1,006,010	567,150
PT Tower Bersama Infrastructure Tbk	177,176	88,816
PT Tower Bersama Infrastructure Tbk, 144A(g)	256,930	128,795

		784,761

Ireland — 1.8%
AerCap Holdings NV*	5,300	178,027
Experian PLC	22,602	428,809
Paddy Power Betfair PLC	2,529	265,790
Ryanair Holdings PLC, ADR	5,638	392,066

		1,264,692

Israel — 1.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	153,174	303,427
Check Point Software Technologies Ltd.*	6,600	525,888
Teva Pharmaceutical Industries Ltd., ADR	9,989	501,747

		1,331,062

Italy — 1.7%
Anima Holding SpA	33,010	155,627
Anima Holding SpA, 144A(g)	5,753	27,123
Azimut Holding SpA	12,385	202,073
Brembo SpA	9,755	537,363
Luxottica Group SpA	6,489	316,260

		1,238,446

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Japan — 13.9%
Daikin Industries Ltd.	7,900	$663,954
Fuji Heavy Industries Ltd.	8,100	278,424
Kansai Paint Co. Ltd.	17,600	355,338
Kao Corp.	7,100	413,519
Keyence Corp.	1,300	887,027
Makita Corp.	4,800	318,706
Miraca Holdings, Inc.	5,100	221,177
Murata Manufacturing Co. Ltd.	2,200	246,652
Nabtesco Corp.	5,300	126,459
Nippon Prologis REIT, Inc., REIT	114	278,499
Nitori Holdings Co. Ltd.	2,800	339,595
Ono Pharmaceutical Co. Ltd.	24,056	1,047,905
ORIX Corp.	26,900	348,099
Pigeon Corp.	17,546	524,528
Santen Pharmaceutical Co. Ltd.	20,400	320,631
Shimano, Inc.	1,800	275,216
Shionogi & Co. Ltd.	20,253	1,107,152
SMC Corp.	2,250	553,559
Sundrug Co. Ltd.	4,700	441,307
Sysmex Corp.	12,207	840,555
Toyota Motor Corp.	7,200	354,950

		9,943,252

Jordan — 0.6%
Hikma Pharmaceuticals PLC	13,879	457,052

Mexico — 1.1%
Alsea SAB de CV	86,771	330,329
Alsea SAB de CV, 144A(g)	20,763	79,043
Wal-Mart de Mexico SAB de CV	154,500	371,661

		781,033

Netherlands — 3.5%
Akzo Nobel NV	4,703	292,155
ASML Holding NV	9,531	938,219
Koninklijke Ahold NV	11,665	257,594
NXP Semiconductors NV*	8,335	652,964
Royal Dutch Shell PLC (Class A Stock)	12,078	331,306

		2,472,238

Singapore — 1.2%
Broadcom Ltd.	5,369	834,343

South Africa — 0.5%
Bid Corp. Ltd.*	10,091	189,103
Bidvest Group Ltd. (The)	10,091	95,199
Discovery Ltd.	12,941	108,105

		392,407

South Korea — 1.6%
Amorepacific Corp.	2,124	800,725
Samsung Electronics Co. Ltd.	270	336,245

		1,136,970

Spain — 4.3%
Amadeus IT Holding SA (Class A Stock)	24,339	1,072,351
Banco Bilbao Vizcaya Argentaria SA	25,974	148,817
Industria de Diseno Textil SA	55,227	1,855,302

		3,076,470

COMMON STOCKS (continued)	Shares	Value (Note 2)
Sweden — 2.6%
Assa Abloy AB (Class B Stock)	36,308	$746,959
Atlas Copco AB (Class A Stock)	10,404	270,214
Hexagon AB (Class B Stock)	18,344	671,316
Nordea Bank AB	23,645	200,596

		1,889,085

Switzerland — 7.8%
Actelion Ltd.*	3,298	555,375
Cie Financiere Richemont SA	2,590	151,605
Geberit AG	609	230,666
Givaudan SA	435	875,883
Julius Baer Group Ltd.*	5,425	218,347
Novartis AG	4,755	392,471
Partners Group Holding AG	1,744	747,418
Roche Holding AG	1,975	521,163
SGS SA	336	769,693
Sonova Holding AG	1,790	237,578
TE Connectivity Ltd.	4,360	249,000
UBS Group AG	17,980	233,301
Wolseley PLC	7,381	382,217

		5,564,717

Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	116,000	584,605

United Kingdom — 11.0%
ARM Holdings PLC	9,540	144,911
ASOS PLC*	10,228	546,374
Barclays PLC	110,877	206,220
Bunzl PLC	12,932	397,901
Compass Group PLC	44,869	853,655
DCC PLC	3,135	275,880
Howden Joinery Group PLC	40,740	209,244
IG Group Holdings PLC	22,184	240,216
Johnson Matthey PLC	8,618	323,239
Lloyds Banking Group PLC	447,338	324,004
Micro Focus International PLC	9,568	206,422
Prudential PLC	16,495	279,903
Reckitt Benckiser Group PLC	4,229	424,051
RELX PLC	46,528	856,791
SABMiller PLC	4,100	239,109
Spectris PLC	8,779	213,697
St. James’s Place PLC	72,731	767,009
TalkTalk Telecom Group PLC	80,675	235,419
Travis Perkins PLC	12,198	240,667
Worldpay Group PLC 144A*	145,013	527,806
WPP PLC	17,602	366,852

		7,879,370

United States — 4.3%
Allergan PLC*	3,159	730,013
AON PLC	3,960	432,551
lululemon athletica, Inc.*	6,626	489,396
Nielsen Holdings PLC	6,620	344,042
Samsonite International SA	75,500	208,746
Shire PLC	13,739	848,845

		3,053,593

TOTAL COMMON STOCKS (cost $60,303,250)		67,689,552

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

PARTICIPATORY NOTES† — 1.2%		Value (Note 2)
	Units
India
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	75,344	$385,119
Maruti Suzuki India Ltd., Private Placement, expiring 07/29/16, 144A(g)	7,396	458,759

TOTAL PARTICIPATORY NOTES (cost $1,064,943)		843,878

	Shares
PREFERRED STOCK — 0.5%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $291,133)	2,960	361,745

TOTAL LONG-TERM INVESTMENTS (cost $61,659,326)		68,895,175

SHORT-TERM INVESTMENTS — 4.5%
AFFILIATED MUTUAL FUND — 3.8%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $2,748,770; includes $1,116,241 of cash collateral for securities on loan)(b)(w)(Note 4)	2,748,770	2,748,770

UNAFFILIATED FUND — 0.7%
Goldman Sachs Financial Square Fund — Money Market Fund (cost $490,462)	490,462	490,462

TOTAL SHORT-TERM INVESTMENTS (cost $3,239,232)		3,239,232

TOTAL INVESTMENTS — 100.9% (cost $64,898,558)		72,134,407
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(644,559)

NET ASSETS — 100.0%		$71,489,848

The following abbreviations are used in the semiannual report:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
L1	Level 1
L2	Level 2
OTC	Over-the-counter
PRFC	Preference Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.

†	Participatory notes represented 1.2% of net assets, of which the Portfolio attributed 0.7% to Goldman Sachs & Co. and 0.5% to Credit Suisse First Boston Corp. as counterparties to the securities.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,103,026; cash collateral of $1,116,241 (included in liabilities)
was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$515,133	$—	$—
Australia	425,252	763,894	—
Austria	—	254,157	—
Belgium	—	105,419	—
Canada	1,840,132	—	—
China	2,794,215	2,910,927	—
Denmark	—	1,300,082	—
Finland	—	603,509	—
France	—	7,202,411	—
Germany	417,111	3,548,144	—
Hong Kong	—	921,114	—
India	1,403,956	—	—
Indonesia	—	784,761	—
Ireland	570,093	694,599	—
Israel	1,027,635	303,427	—
Italy	—	1,238,446	—
Japan	—	9,943,252	—
Jordan	—	457,052	—
Mexico	701,990	79,043	—
Netherlands	652,964	1,819,274	—
Singapore	834,343	—	—
South Africa	189,103	203,304	—
South Korea	—	1,136,970	—
Spain	—	3,076,470	—
Sweden	—	1,889,085	—
Switzerland	249,000	5,315,717	—
Taiwan	—	584,605	—
United Kingdom	235,419	7,643,951	—
United States	3,053,593	—	—
Preferred Stock
Germany	—	361,745	—
Participatory Notes
India	—	843,878	—
Affiliated Mutual Fund	2,748,770	—	—
Unaffiliated Fund	490,462	—	—

Total	$18,149,171	$53,985,236	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$131,966	L1 to L2	Official Close to Model Price
Common Stocks	$929,979	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Pharmaceuticals	9.3%
Internet Software & Services	7.5
Semiconductors & Semiconductor Equipment	4.4
Software	4.2
Insurance	3.8
Affiliated Mutual Fund (including 1.6% of collateral for securities on loan)	3.8
Textiles, Apparel & Luxury Goods	3.3
Banks	3.2
Machinery	3.2
Auto Components	3.2
Chemicals	3.1
Electronic Equipment, Instruments & Components	3.1
Specialty Retail	3.1
IT Services	2.9
Automobiles	2.9
Food & Staples Retailing	2.8
Media	2.7
Capital Markets	2.6
Hotels, Restaurants & Leisure	2.5
Trading Companies & Distributors	2.3
Building Products	2.2
Professional Services	2.2
Oil, Gas & Consumable Fuels	2.2
Biotechnology	2.0
Household Products	1.8

Personal Products	1.7%
Health Care Equipment & Supplies	1.5
Internet & Catalog Retail	1.4
Health Care Providers & Services	1.3
Real Estate Management & Development	1.3
Diversified Financial Services	1.1
Wireless Telecommunication Services	0.8
Construction & Engineering	0.8
Diversified Telecommunication Services	0.7
Beverages	0.7
Unaffiliated Fund	0.7
Household Durables	0.7
Airlines	0.5
Industrial Conglomerates	0.5
Technology Hardware, Storage & Peripherals	0.5
Commercial Services & Supplies	0.5
Aerospace & Defense	0.4
Real Estate Investment Trusts (REITs)	0.4
Leisure Products	0.4
Electrical Equipment	0.3
Thrifts & Mortgage Finance	0.3
Heavy Electrical Equipment	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

as of June 30, 2016 (unaudited)

ASSETS
Investments at value, including securities on loan of $1,103,026:
Unaffiliated investments (cost $62,149,788)	$69,385,637
Affiliated investments (cost $2,748,770)	2,748,770
Cash	1,474
Foreign currency, at value (cost $32,131)	32,046
Receivable for investments sold	1,260,281
Tax reclaim receivable	440,685
Dividends receivable	74,591
Receivable for Series shares sold	29,542
Receivable from affiliate	1,097
Prepaid expenses	120

Total assets	73,974,243

LIABILITIES
Payable for investments purchased	1,128,680
Payable to broker for collateral for securities on loan	1,116,241
Accrued expenses	128,429
Payable for Series shares repurchased	75,297
Management fee payable	32,681
Distribution fee payable	1,073
Administration fee payable	1,014
Affiliated transfer agent fee payable	980

Total liabilities	2,484,395

NET ASSETS	$71,489,848

Net assets were comprised of:
Paid-in capital	$94,635,209
Retained earnings	(23,145,361)

Net assets, June 30, 2016	$71,489,848

Class I:
Net asset value and redemption price per share $66,367,769 / 11,194,732 outstanding shares of beneficial interest	$5.93

Class II:
Net asset value and redemption price per share $5,122,079 / 885,788 outstanding shares of beneficial interest	$5.78

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2016 (unaudited)

NET INVESTMENT INCOME (LOSS)
Unaffiliated dividend income (net) (foreign withholding tax $102,762, includes $9,300 reimbursable by an affiliate)	$925,660
Affiliated income from securities lending, net	33,514
Affiliated dividend income	2,795

Total income	961,969

EXPENSES
Management fee	303,244
Distribution fee-Class II	6,630
Administration fee-Class II	3,978
Custodian and accounting fees	84,000
Shareholders’ reports	32,000
Audit fee	16,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	1,000
Miscellaneous	16,347

Total expenses	479,199
Less: Management fee waiver and/or expense reimbursement	(95,791)

Net expenses	383,408

NET INVESTMENT INCOME (LOSS)	578,561

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(2,440,699)
Foreign currency transactions	(17,242)

(2,457,941)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,076,508)
Foreign currencies	5,529

(1,070,979)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(3,528,920)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,950,359)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$578,561	$399,946
Net realized gain (loss) on investment and foreign currency transactions	(2,457,941)	3,570,291
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,070,979)	(1,156,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,950,359)	2,813,352

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	1,788,288	5,323,645
Series shares repurchased	(5,029,818)	(12,028,146)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(3,241,530)	(6,704,501)

Capital Contributions (Note 4)	132,747	—

TOTAL INCREASE (DECREASE)	(6,059,142)	(3,891,149)
NET ASSETS:
Beginning of period	77,548,990	81,440,139

End of period	$71,489,848	$77,548,990

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

Note 1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP International Growth Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such, as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Participatory Notes/Warrants:    The Portfolio may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Portfolio may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors.

B2

P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Portfolio must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are arrangements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to

B3

entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 3.	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Jennison Associates LLC (“Jennison”), Neuberger Berman Management, LLC (“Neuberger Berman”) and William Blair & Company LLC (“William Blair”) (collectively, the “Subadvisers”), under which each provides investment advisory services for the Portfolio. PI pays for the services of the Subadvisers, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.85% of the Portfolio’s average daily net assets. Effective July 1, 2016 through June 30, 2017, PI has contractually agreed to waive a portion of its management fee equal to an annual rate of 0.011% of the average net assets of the Portfolio. Prior to July 1, 2016, PI has contractually agreed to waive a portion of its management fee equal to an annual rate of 0.013% of the average net assets of the Portfolio through June 30, 2016. Effective February 1, 2016 through June 30, 2017, PI has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses for both share classes (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, distribution and/or service fees (12b-1), administrative fees and extraordinary expenses) do not exceed 1.01% of the Portfolio’s average daily net assets. These arrangements may not be terminated without the prior approval of the Trust’s Board of Trustees. The effective management fee rate was 0.58% for the six months ended June 30, 2016.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was $1,656.

B4

Note 4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Portfolio’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. has been compensated $571 for these services.

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolio. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Portfolio invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

The following Portfolio is reimbursed by Prudential for foreign withholding taxes for certain countries due to the Portfolio’s status as a partnership for tax purposes.

	2015 Withholding Tax	2016 Withholding Tax
SP International Growth	$21,694	$9,300

Note 5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding government securities and short-term issues) for the six months ended June 30, 2016 were $18,073,714 and $21,563,265, respectively.

Note 6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

B5

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7.	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Portfolio to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest were as follows:

Class I	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	278,238	$1,616,499
Series shares repurchased	(718,406)	(4,168,542)

Net increase (decrease) in shares outstanding	(440,168)	$(2,552,043)

Year ended December 31, 2015:
Series shares sold	694,075	$4,396,614
Series shares repurchased	(1,602,806)	(10,011,034)

Net increase (decrease) in shares outstanding	(908,731)	$(5,614,420)

Class II
Six months ended June 30, 2016:
Series shares sold	30,405	$171,789
Series shares repurchased	(153,111)	(861,276)

Net increase (decrease) in shares outstanding	(122,706)	$(689,487)

Year ended December 31, 2015:
Series shares sold	150,022	$927,031
Series shares repurchased	(334,100)	(2,017,112)

Net increase (decrease) in shares outstanding	(184,078)	$(1,090,081)

Note 8.	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio did not utilize the SCA during the six months ended June 30, 2016.

Note 9.	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

B6

Note 10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B7

Financial Highlights

(unaudited)

	SP International Growth Portfolio
	Class I
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance(c):
Net Asset Value, beginning of period	$6.14		$5.94	$6.30	$5.30	$4.36	$5.19

Income (Loss) From Investment Operations:
Net investment income (loss)	.05		.03	.03	.02	.08	.02
Net realized and unrealized gain (loss) on investments	(.27)		.17	(.39)	.98	.89	(.79)

Total from investment operations	(.22)		.20	(.36)	1.00	.97	(.77)

Less Distributions:	—		—	—	—	(.03)	(.06)

Capital Contributions(e)(Note 4)	.01		—	—	—	—	—

Net Asset Value, end of period	$5.93		$6.14	$5.94	$6.30	$5.30	$4.36

Total Return(a)	(3.42)%		3.37%	(5.71)%	18.87%	22.40%	(14.91)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$66.4		$71.5	$74.5	$86.9	$80.9	$75.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.04	%(f)	1.22%	1.23%	1.30%	1.19%	1.21%
Expenses before waivers and/or expense reimbursement	1.31	%(f)	1.23%	1.24%	1.31%	1.19%	1.21%
Net investment income (loss)	1.65	%(f)	.51%	.55%	.37%	1.59%	.47%
Portfolio turnover rate	25	%(g)	48%	55%	103%	111%	118%

	SP International Growth Portfolio
	Class II
	Six Months Ended June 30, 2016		Year Ended December 31,
			2015	2014	2013	2012	2011
Per Share Operating Performance(c):
Net Asset Value, beginning of period	$6.01		$5.83	$6.21	$5.24	$4.30	$5.10

Income (Loss) From Investment Operations:
Net investment income (loss)	.03		.01	.01	— (d)	.06	— (d)
Net realized and unrealized gain (loss) on investments	(.27)		.17	(.39)	.97	.88	(.78)

Total from investment operations	(.24)		.18	(.38)	.97	.94	(.78)

Less Distributions:	—		—	—	—	—	(.02)

Capital Contributions(e)(Note 4)	.01		—	—	—	—	—

Net Asset Value, end of period	$5.78		$6.01	$5.83	$6.21	$5.24	$4.30

Total Return(a)	(3.83)%		3.09%	(6.12)%	18.51%	21.86%	(15.32)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5.1		$6.1	$6.9	$9.1	$8.6	$7.2
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.44	%(f)	1.62%	1.63%	1.70%	1.59%	1.61%
Expenses before waivers and/or expense reimbursement	1.71	%(f)	1.63%	1.64%	1.71%	1.59%	1.61%
Net investment income (loss)	1.25	%(f)	.13%	.17%	(.03)%	1.16%	(.09)%
Portfolio turnover rate	25	%(g)	48%	55%	103%	111%	118%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolio in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Less than $.005.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the SP International Growth Portfolio’s (the Portfolio) subadvisory agreements. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and each subadviser, each of which serves pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by each subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and each subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadvisers’ portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and each subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and each subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Jennison Associates LLC (Jennison), which serves as a subadviser to the Portfolio, is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by each subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and each subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadvisers

The Board considered potential ancillary benefits that might be received by PI, the subadvisers, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadvisers included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadvisers, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP International Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.013% of its management fee through June 30, 2016.

•	The Board accepted PI’s recommendation to allow the existing contractual management fee waiver to expire and replace it with a new contractual management fee waiver of 0.011% through June 30, 2017.

•	The Board further noted that PI had contractually agreed through June 30, 2017 to cap Portfolio expenses at 1.01%.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278963-00003-00 PSF-SAR-SP INTL GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Prudential U.S. Emerging Growth Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 29, 2016

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2016

SP Prudential U.S. Emerging Growth
Five Largest Holdings	(% of Net Assets	)
SBA Communications Corp. (Class A Stock)	3.0%
Dollar Tree, Inc.	2.8%
Henry Schein, Inc.	2.5%
Electronic Arts, Inc.	2.2%
Centene Corp.	2.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolio		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Prudential U.S. Emerging Growth (Class I)	Actual	$1,000.00	$1,007.80	0.69%	$3.44
	Hypothetical	$1,000.00	$1,021.43	0.69%	$3.47
SP Prudential U.S. Emerging Growth (Class II)	Actual	$1,000.00	$1,005.40	1.09%	$5.43
	Hypothetical	$1,000.00	$1,019.44	1.09%	$5.47

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS	Shares	Value (Note 2)
Airlines — 1.2%
Spirit Airlines, Inc.*	58,327	$2,617,133

Auto Components — 1.1%
Delphi Automotive PLC (United Kingdom)	39,748	2,488,225

Banks — 1.2%
First Republic Bank	36,631	2,563,804

Beverages — 0.6%
Monster Beverage Corp.*	8,781	1,411,195

Biotechnology — 0.9%
BioMarin Pharmaceutical, Inc.*	25,449	1,979,932

Building Products — 0.6%
Allegion PLC	19,600	1,360,828

Capital Markets — 2.5%
Affiliated Managers Group, Inc.*	23,087	3,249,957
TD Ameritrade Holding Corp.	78,991	2,249,269

		5,499,226

Chemicals — 3.0%
Axalta Coating Systems Ltd.*	107,155	2,842,822
FMC Corp.	54,740	2,535,009
WR Grace & Co.	17,265	1,263,971

		6,641,802

Commercial Services & Supplies — 3.7%
Copart, Inc.*(a)	80,252	3,933,150
Stericycle, Inc.*	39,765	4,140,332

		8,073,482

Communications Equipment — 1.1%
Palo Alto Networks, Inc.*	18,841	2,310,660

Construction & Engineering — 1.0%
Quanta Services, Inc.*	95,413	2,205,949

Consumer Finance — 1.3%
SLM Corp.*	457,408	2,826,781

Containers & Packaging — 0.6%
Sealed Air Corp.	27,293	1,254,659

Diversified Financial Services — 0.9%
Intercontinental Exchange, Inc.	7,272	1,861,341

Diversified Telecommunication Services — 3.0%
SBA Communications Corp. (Class A Stock)*	60,056	6,482,445

Electrical Equipment — 1.3%
AMETEK, Inc.	61,796	2,856,829

Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. (Class A Stock)	76,910	4,409,250
CDW Corp.	30,825	1,235,466

		5,644,716

Food & Staples Retailing — 1.1%
Sprouts Farmers Market, Inc.*	106,690	2,443,201

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Food Products — 4.4%
Hain Celestial Group, Inc. (The)*	96,682	$4,809,930
J.M. Smucker Co. (The)	17,447	2,659,097
Mead Johnson Nutrition Co.	23,553	2,137,435

		9,606,462

Health Care Equipment & Supplies — 2.9%
Align Technology, Inc.*	37,787	3,043,743
Cooper Cos., Inc. (The)	7,329	1,257,436
DexCom, Inc.*	24,985	1,982,060

		6,283,239

Health Care Providers & Services — 8.8%
Centene Corp.*	67,835	4,841,384
Envision Healthcare Holdings, Inc.*	89,515	2,270,995
Henry Schein, Inc.*	30,955	5,472,844
Laboratory Corp. of America Holdings*	22,418	2,920,393
Universal Health Services, Inc. (Class B Stock)	26,969	3,616,543

		19,122,159

Hotels, Restaurants & Leisure — 4.1%
Aramark	65,435	2,186,838
Hilton Worldwide Holdings, Inc.	148,179	3,338,473
Norwegian Cruise Line Holdings Ltd.*	59,050	2,352,552
Starwood Hotels & Resorts Worldwide, Inc.	14,071	1,040,550

		8,918,413

Household Products — 1.3%
Church & Dwight Co., Inc.	27,009	2,778,956

Independent Power & Renewable Electricity Producers — 0.7%
Atlantica Yield PLC (Spain)	76,812	1,427,167

Industrial Conglomerates — 2.8%
Carlisle Cos., Inc.	15,999	1,690,774
Roper Technologies, Inc.	26,343	4,493,062

		6,183,836

IT Services — 4.1%
Fidelity National Information Services, Inc.	10,022	738,421
FleetCor Technologies, Inc.*	15,009	2,148,238
Global Payments, Inc.	24,330	1,736,675
Vantiv, Inc. (Class A Stock)*	78,299	4,431,724

		9,055,058

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	3,107	436,161
Quintiles Transnational Holdings, Inc.*	27,067	1,768,016

		2,204,177

Media — 1.8%
AMC Networks, Inc. (Class A Stock)*	37,571	2,270,040
Scripps Networks Interactive, Inc. (Class A Stock)	25,120	1,564,222

		3,834,262

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Multiline Retail — 4.4%
Dollar General Corp.	36,254	$3,407,876
Dollar Tree, Inc.*	65,003	6,125,883

		9,533,759

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc.*	10,839	1,292,768
Noble Energy, Inc.	55,591	1,994,049

		3,286,817

Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC*	10,782	1,523,604
Zoetis, Inc.	36,497	1,732,148

		3,255,752

Professional Services — 1.5%
IHS, Inc. (Class A Stock)*	28,646	3,311,764

Real Estate Investment Trusts (REITs) — 4.4%
Crown Castle International Corp.	27,713	2,810,930
Equinix, Inc.	5,672	2,199,205
MFA Financial, Inc.	249,449	1,813,494
Starwood Property Trust, Inc.	137,066	2,840,007

		9,663,636

Real Estate Management & Development — 1.4%
CBRE Group, Inc. (Class A Stock)*	112,173	2,970,341

Road & Rail — 0.6%
JB Hunt Transport Services, Inc.	15,385	1,245,108

Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.	51,078	2,893,058
NXP Semiconductors NV (Netherlands)*	36,641	2,870,456

		5,763,514

Software — 8.5%
Check Point Software Technologies Ltd. (Israel)*(a)	28,144	2,242,514
Electronic Arts, Inc.*	64,082	4,854,852
Intuit, Inc.	14,256	1,591,112
Red Hat, Inc.*	63,654	4,621,280
ServiceNow, Inc.*	39,102	2,596,373
Splunk, Inc.*	47,354	2,565,640

		18,471,771

Specialty Retail — 8.8%
AutoZone, Inc.*	2,822	2,240,216
Burlington Stores, Inc.*	49,265	3,286,468
L Brands, Inc.	15,900	1,067,367
O’Reilly Automotive, Inc.*	9,560	2,591,716
Ross Stores, Inc.	55,627	3,153,495
Signet Jewelers Ltd.	30,855	2,542,761
Ulta Salon Cosmetics & Fragrance, Inc.*	17,746	4,323,635

		19,205,658

Textiles, Apparel & Luxury Goods — 1.0%
Kate Spade & Co.*	80,038	1,649,583
Under Armour, Inc. (Class A Stock)*(a)	11,572	464,385

		2,113,968

COMMON STOCKS
(continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 0.5%
WESCO International, Inc.*(a)	21,253	$1,094,317

TOTAL LONG-TERM INVESTMENTS (cost $159,533,039)		209,852,342

SHORT-TERM INVESTMENT — 4.4%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $9,670,221; includes $1,708,198 of cash collateral for securities on loan)(b)(w)(Note 4)	9,670,221	9,670,221

TOTAL INVESTMENTS — 100.7% (cost $169,203,260)		219,522,563
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(1,513,700)

NET ASSETS — 100.0%		$218,008,863

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,695,320; cash collateral of $1,708,198 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$2,617,133	$—	$—
Auto Components	2,488,225	—	—
Banks	2,563,804	—	—
Beverages	1,411,195	—	—
Biotechnology	1,979,932	—	—
Building Products	1,360,828	—	—
Capital Markets	5,499,226	—	—
Chemicals	6,641,802	—	—
Commercial Services & Supplies	8,073,482	—	—
Communications Equipment	2,310,660	—	—
Construction & Engineering	2,205,949	—	—
Consumer Finance	2,826,781	—	—
Containers & Packaging	1,254,659	—	—
Diversified Financial Services	1,861,341	—	—
Diversified Telecommunication Services	6,482,445	—	—
Electrical Equipment	2,856,829	—	—
Electronic Equipment, Instruments & Components	5,644,716	—	—
Food & Staples Retailing	2,443,201	—	—
Food Products	9,606,462	—	—
Health Care Equipment & Supplies	6,283,239	—	—
Health Care Providers & Services	19,122,159	—	—
Hotels, Restaurants & Leisure	8,918,413	—	—
Household Products	2,778,956	—	—
Independent Power & Renewable Electricity Producers	1,427,167	—	—
Industrial Conglomerates	6,183,836	—	—
IT Services	9,055,058	—	—
Life Sciences Tools & Services	2,204,177	—	—
Media	3,834,262	—	—
Multiline Retail	9,533,759	—	—
Oil, Gas & Consumable Fuels	3,286,817	—	—
Pharmaceuticals	3,255,752	—	—
Professional Services	3,311,764	—	—
Real Estate Investment Trusts (REITs)	9,663,636	—	—
Real Estate Management & Development	2,970,341	—	—
Road & Rail	1,245,108	—	—
Semiconductors & Semiconductor Equipment	5,763,514	—	—
Software	18,471,771	—	—
Specialty Retail	19,205,658	—	—
Textiles, Apparel & Luxury Goods	2,113,968	—	—
Trading Companies & Distributors	1,094,317	—	—
Affiliated Mutual Fund	9,670,221	—	—

Total	$219,522,563	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Specialty Retail	8.8%
Health Care Providers & Services	8.8
Software	8.5
Affiliated Mutual Fund (including 0.8% of collateral for securities on loan)	4.4
Real Estate Investment Trusts (REITs)	4.4
Food Products	4.4
Multiline Retail	4.4
IT Services	4.1
Hotels, Restaurants & Leisure	4.1
Commercial Services & Supplies	3.7
Chemicals	3.0
Diversified Telecommunication Services	3.0
Health Care Equipment & Supplies	2.9
Industrial Conglomerates	2.8
Semiconductors & Semiconductor Equipment	2.6
Electronic Equipment, Instruments & Components	2.6
Capital Markets	2.5
Media	1.8
Professional Services	1.5
Oil, Gas & Consumable Fuels	1.5
Pharmaceuticals	1.5
Real Estate Management & Development	1.4

Electrical Equipment	1.3%
Consumer Finance	1.3
Household Products	1.3
Airlines	1.2
Banks	1.2
Auto Components	1.1
Food & Staples Retailing	1.1
Communications Equipment	1.1
Construction & Engineering	1.0
Life Sciences Tools & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Biotechnology	0.9
Diversified Financial Services	0.9
Independent Power & Renewable Electricity Producers	0.7
Beverages	0.6
Building Products	0.6
Containers & Packaging	0.6
Road & Rail	0.6
Trading Companies & Distributors	0.5

100.7
Liabilities in excess of other assets	(0.7)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $1,695,320:
Unaffiliated investments (cost $159,533,039)	$209,852,342
Affiliated investments (cost $9,670,221)	9,670,221
Cash	2,327
Receivable for investments sold	1,450,769
Dividends receivable	152,655
Tax reclaim receivable	4,832
Prepaid expenses	587

Total Assets	221,133,733

LIABILITIES
Payable to broker for collateral for securities on loan	1,708,198
Payable for investments purchased	1,232,734
Management fee payable	107,211
Accrued expenses	65,362
Payable for Series shares repurchased	9,134
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	977
Distribution fee payable	171
Administration fee payable	103

Total Liabilities	3,124,870

NET ASSETS	$218,008,863

Net assets were comprised of:
Paid-in capital	$75,876,012
Retained earnings	142,132,851

Net assets, June 30, 2016	$218,008,863

Class I:
Net asset value and redemption price per share $217,171,550 / 18,603,625 outstanding shares of beneficial interest	$11.67

Class II:
Net asset value and redemption price per share $837,313 / 75,544 outstanding shares of beneficial interest	$11.08

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
INCOME
Unaffiliated dividend income	$847,732
Affiliated income from securities lending, net	21,311
Affiliated dividend income	18,541

Total income	887,584

EXPENSES
Management fee	634,660
Distribution fee—Class II	998
Administration fee—Class II	599
Shareholders’ reports	30,000
Custodian and accounting fees	26,000
Audit fee	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	2,000
Miscellaneous	5,873

Total expenses	729,130

NET INVESTMENT INCOME (LOSS)	158,454

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions	5,755,642
Net change in unrealized appreciation (depreciation) on investment and foreign currency transactions	(4,714,185)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	1,041,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,911

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$158,454	$(37,010)
Net realized gain (loss) on investment and foreign currency transactions	5,755,642	18,915,771
Net change in unrealized appreciation (depreciation) on investment and foreign currencies	(4,714,185)	(23,989,562)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,199,911	(5,110,801)

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	2,406,401	5,696,276
Series shares repurchased	(10,033,443)	(26,437,348)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(7,627,042)	(20,741,072)

CAPITAL CONTRIBUTIONS (NOTE 4)	283,188	—

TOTAL INCREASE (DECREASE)	(6,143,943)	(25,851,873)
NET ASSETS:
Beginning of period	224,152,806	250,004,679

End of period	$218,008,863	$224,152,806

SEE NOTES TO FINANCIAL STATEMENTS.

A5

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

Note 1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Prudential U.S. Emerging Growth Portfolio.

The Portfolio’s investment objective is long-term capital appreciation.

Note 2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

B1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of

B2

political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are arrangements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than administration and distribution fees which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions to shareholders are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B3

Note 3.	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.60% of the Portfolio’s average daily net assets. The effective management fee rate was 0.60% for the six months ended June 30, 2016.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was $4,048.

Note 4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Portfolio’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. has been compensated $77 for these services.

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolio. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

B4

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Portfolio invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended June 30, 2016 were $36,875,752 and $43,199,618, respectively.

Note 6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7.	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2016, the SP Prudential U.S. Emerging Growth Portfolio has Class II shares outstanding.

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	214,693	$2,378,122
Series shares repurchased	(897,297)	(10,005,612)

Net increase (decrease) in shares outstanding	(682,604)	$(7,627,490)

Year ended December 31, 2015:
Series shares sold	435,267	$5,331,092
Series shares repurchased	(2,149,064)	(26,043,791)

Net increase (decrease) in shares outstanding	(1,713,797)	$(20,712,699)

B5

Class II:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	2,772	$28,279
Series shares repurchased	(2,598)	(27,831)

Net increase (decrease) in shares outstanding	174	$448

Year ended December 31, 2015:
Series shares sold	30,609	$365,184
Series shares repurchased	(33,590)	(393,557)

Net increase (decrease) in shares outstanding	(2,981)	$(28,373)

Note 8.	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio did not utilize the SCA during the six months ended June 30, 2016.

Note 9.	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B6

Financial Highlights

(unaudited)

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014(d)	2013(d)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.58		$11.86	$10.83	$8.43	$7.80	$7.74

Income From Investment Operations:
Net investment income (loss)	.01		— (c)	.02	.01	.06	.04
Net realized and unrealized gain (loss) on investments	.07		(.28)	1.01	2.39	1.21	.13

Total from investment operations	.08		(.28)	1.03	2.40	1.27	.17

Less Distributions	—		—	—	—	(.64)	(.11)
Capital Contributions (Note 4)(e)	.01		—	—	—	—	—

Net Asset Value, end of period	$11.67		$11.58	$11.86	$10.83	$8.43	$7.80

Total Return(a)	.78%		(2.36)%	9.51%	28.47%	16.88%	2.22%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$217.2		$223.3	$249.1	$251.8	$221.0	$210.8
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.69	%(f)	.67%	.68%	.68%	.67%	.64%
Expenses before waivers and/or expense reimbursement	.69	%(f)	.67%	.68%	.68%	.67%	.64%
Net investment income (loss)	.15	%(f)	(.01)%	.22%	.08%	.73%	.39%
Portfolio turnover rate	18	%(g)	34%	45%	38%	44%	40%

	SP Prudential U.S. Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2016(d)		Year Ended December 31,
			2015(d)	2014(d)	2013(d)	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.02		$11.33	$10.38	$8.12	$7.53	$7.48

Income (Loss) From Investment Operations:
Net investment income (loss)	(.01)		(.05)	(.02)	(.03)	.04	— (c)
Net realized and unrealized gain (loss) on investments	.06		(.26)	.97	2.29	1.16	.13

Total from investment operations	.05		(.31)	.95	2.26	1.20	.13

Less Distributions	—		—	—	—	(.61)	(.08)
Capital Contributions (Note 4)(e)	.01		—	—	—	—	—

Net Asset Value, end of period	$11.08		$11.02	$11.33	$10.38	$8.12	$7.53

Total Return(a)	.54%		(2.74)%	9.15%	27.83%	16.44%	1.77%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$.8		$.8	$1.0	$.7	$.4	$.3
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.09	%(f)	1.07%	1.08%	1.08%	1.07%	1.04%
Expenses before waivers and/or expense reimbursement	1.09	%(f)	1.07%	1.08%	1.08%	1.07%	1.04%
Net investment income (loss)	(.25	)%(f)	(.40)%	(.19)%	(.32)%	.38%	(.01)%
Portfolio turnover rate	18	%(g)	34%	45%	38%	44%	40%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all years shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Less than $.005 per share.

(d)	Calculated based on average shares outstanding during the period.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the SP Prudential U.S. Emerging Growth Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (Jennison or the subadviser), which serves as subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and the subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Prudential U.S. Emerging Growth Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	4th Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the ten-year period, although it underperformed its benchmark index over the one-, three- and five-year periods.

•	The Board considered that the Portfolio’s recent performance had shown improvement, with the Portfolio ranked in the 2nd quartile of its Peer Universe during the first quarter of 2016.

•

The Board considered information provided by PI, which indicated that the Portfolio was constructed as a lower risk portfolio in a high risk asset class, which detracted from performance relative to higher-risk peers in 2013 and 2014. The Board noted PI’s assertion that the Portfolio performs above expectations in periods when lower risk is rewarded.

•	The Board noted that the Portfolio had finished in the top half of its Peer Universe in three of the past five calendar years.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278964-00003-00 PSF-SAR-SP US EM GROWTH

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

SP Small Cap Value Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 29, 2016

Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2016

SP Small Cap Value
Five Largest Holdings	(% of Net Assets	)
PrivateBancorp, Inc., Banks	1.3%
CyrusOne, Inc., Real Estate Investment Trusts (REITs)	1.2%
Pebblebrook Hotel Trust, Real Estate Investment Trusts (REITs)	1.2%
Spectrum Brands Holdings, Inc., Household Products	1.2%
TreeHouse Foods, Inc., Food Products	1.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
SP Small Cap Value (Class I)	Actual	$1,000.00	$1,053.50	1.05%	$5.36
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 1.8%
Curtiss-Wright Corp.	13,845	$1,166,441
Esterline Technologies Corp.*	13,495	837,230
KLX, Inc.*	13,089	405,759
Moog, Inc. (Class A Stock)*	18,282	985,765

		3,395,195

Air Freight & Logistics — 0.6%
Forward Air Corp.	23,673	1,054,159

Auto Components — 0.3%
Tower International, Inc.	23,413	481,840

Banks — 17.1%
Ameris Bancorp	17,870	530,739
BancorpSouth, Inc.	33,008	748,952
Bank of the Ozarks, Inc.(a)	24,992	937,700
Banner Corp.(g)	13,240	563,230
BNC Bancorp	22,846	518,833
Boston Private Financial Holdings, Inc.	55,277	651,163
Centerstate Banks, Inc.	11,640	183,330
CoBiz Financial, Inc.	29,841	349,140
Columbia Banking System, Inc.	35,655	1,000,479
Community Bank System, Inc.	23,500	965,615
ConnectOne Bancorp, Inc.	19,021	298,440
Cu Bancorp*	9,320	211,844
CVB Financial Corp.	67,239	1,102,047
First Financial Bankshares, Inc.(a)	31,419	1,030,229
First Merchants Corp.	32,409	807,956
First Midwest Bancorp, Inc.	39,965	701,785
First of Long Island Corp. (The)	10,011	287,015
Flushing Financial Corp.	25,980	516,482
Glacier Bancorp, Inc.	40,835	1,085,394
Great Western Bancorp, Inc.	40,208	1,268,160
Heritage Financial Corp.	21,078	370,551
Home BancShares, Inc.	48,630	962,388
Independent Bank Corp.	19,402	886,671
Independent Bank Group, Inc.	7,572	324,915
Lakeland Financial Corp.	10,054	472,639
LegacyTexas Financial Group, Inc.	46,681	1,256,186
MB Financial, Inc.	42,498	1,541,827
PacWest Bancorp	27,933	1,111,175
Pinnacle Financial Partners, Inc.	25,471	1,244,258
PrivateBancorp, Inc.	54,624	2,405,095
Prosperity Bancshares, Inc.(a)	27,526	1,403,551
Renasant Corp.	29,376	949,726
Sandy Spring Bancorp, Inc.	12,509	363,512
South State Corp.	16,644	1,132,624
Southwest Bancorp, Inc.	10,929	185,028
State Bank Financial Corp.	23,675	481,786
Texas Capital Bancshares, Inc.*	9,228	431,501
Trico Bancshares	13,857	382,453
UMB Financial Corp.	3,346	178,041
Webster Financial Corp.	59,844	2,031,704
Yadkin Financial Corp.	3,537	88,743

		31,962,907

Building Products — 1.5%
Armstrong World Industries, Inc.*	12,058	472,071
Continental Building Products, Inc.*	27,254	605,856

COMMON STOCKS (continued)	Shares	Value (Note 2)
Building Products (continued)
Gibraltar Industries, Inc.*	20,270	$639,924
Masonite International Corp.*	17,295	1,143,891

		2,861,742

Capital Markets — 1.2%
Golub Capital BDC, Inc.	14,434	260,822
New Mountain Finance Corp.	18,239	235,283
OM Asset Management PLC (United Kingdom)	47,956	640,213
Stifel Financial Corp.*	26,262	825,940
Virtu Financial, Inc. (Class A Stock)	18,269	328,842

		2,291,100

Chemicals — 2.0%
Methanex Corp. (Canada)	1,342	39,052
Minerals Technologies, Inc.	13,258	753,055
Olin Corp.	7,794	193,603
PolyOne Corp.	20,089	707,936
Quaker Chemical Corp.	5,672	505,942
Trinseo SA	9,903	425,136
WR Grace & Co.	15,462	1,131,973

		3,756,697

Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	39,994	1,458,981
G&K Services, Inc. (Class A Stock)	8,099	620,141
Mobile Mini, Inc.(a)	22,574	781,963
MSA Safety, Inc.	10,570	555,242

		3,416,327

Communications Equipment — 1.8%
Ixia*	52,846	518,948
NetScout Systems, Inc.*	32,168	715,738
Polycom, Inc.*	93,369	1,050,401
RADWARE Ltd. (Israel)*	35,789	402,984
Viavi Solutions, Inc.*	115,047	762,762

		3,450,833

Construction & Engineering — 0.8%
EMCOR Group, Inc.	29,254	1,441,052

Construction Materials — 1.0%
Eagle Materials, Inc.	13,812	1,065,596
Summit Materials, Inc. (Class A Stock)*	40,377	826,113

		1,891,709

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	37,580	1,459,983
Graphic Packaging Holding Co.	62,469	783,361

		2,243,344

Distributors — 0.5%
Core-Mark Holding Co., Inc.	21,752	1,019,299

Diversified Financial Services — 0.5%
MarketAxess Holdings, Inc.	6,362	925,035

Electric Utilities — 2.7%
IDACORP, Inc.	21,991	1,788,968
PNM Resources, Inc.	45,815	1,623,683
Portland General Electric Co.	37,183	1,640,514

		5,053,165

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Electrical Equipment — 0.5%
EnerSys	8,133	$483,669
Thermon Group Holdings, Inc.*	28,023	538,322

		1,021,991

Electronic Equipment, Instruments & Components — 1.4%
Anixter International, Inc.*	13,894	740,272
CTS Corp.	33,880	607,130
Littelfuse, Inc.	4,012	474,178
Plexus Corp.*	18,458	797,386

		2,618,966

Food & Staples Retailing — 0.1%
SUPERVALU, Inc.*	20,863	98,473

Food Products — 2.0%
Pinnacle Foods, Inc.	23,001	1,064,716
Post Holdings, Inc.*	5,514	455,953
TreeHouse Foods, Inc.*	21,244	2,180,697

		3,701,366

Gas Utilities — 2.8%
New Jersey Resources Corp.	38,555	1,486,295
South Jersey Industries, Inc.	22,698	717,711
Southwest Gas Corp.	19,393	1,526,423
WGL Holdings, Inc.	21,992	1,556,814

		5,287,243

Health Care Equipment & Supplies — 1.6%
CONMED Corp.	21,145	1,009,251
Endologix, Inc.*(a)	57,558	717,173
Integra LifeSciences Holdings Corp.*	12,903	1,029,401
Wright Medical Group NV*	9,611	166,943

		2,922,768

Health Care Providers & Services — 1.9%
Air Methods Corp.*(a)	17,387	622,976
American Renal Associates Holdings, Inc.*	10,972	317,859
Amsurg Corp.*	10,242	794,165
HealthSouth Corp.	12,219	474,341
Team Health Holdings, Inc.*	12,005	488,243
VCA Antech, Inc.*	13,003	879,133

		3,576,717

Health Care Technology — 0.4%
HMS Holdings Corp.*	21,288	374,881
Press Ganey Holdings, Inc.*	11,208	441,035

		815,916

Hotels, Restaurants & Leisure — 2.1%
Extended Stay America, Inc.	23,321	348,649
Jack in the Box, Inc.	13,338	1,146,001
Marriott Vacations Worldwide Corp.	12,921	884,959
Vail Resorts, Inc.	10,836	1,497,860

		3,877,469

Household Durables — 0.8%
Calatlantic Group, Inc.	19,790	726,491
Meritage Homes Corp.*	13,029	489,108
William Lyon Homes (Class A Stock)*	15,373	247,813

		1,463,412

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products — 1.2%
Spectrum Brands Holdings, Inc.(a)	18,378	$2,192,679

Independent Power & Renewable Electricity Producers — 0.3%
Dynegy, Inc.*	29,524	508,994

Insurance — 4.3%
American Equity Investment Life Holding Co.	8,658	123,377
AMERISAFE, Inc.	8,756	536,042
AmTrust Financial Services, Inc.	25,367	621,491
CNO Financial Group, Inc.	93,036	1,624,409
Endurance Specialty Holdings Ltd.	15,281	1,026,272
Enstar Group Ltd. (Bermuda)*(g)	3,310	536,187
Maiden Holdings Ltd.(a)	78,315	958,576
National General Holdings Corp.	44,736	958,245
ProAssurance Corp.	12,546	671,838
RLI Corp.	13,108	901,568

		7,958,005

Internet Software & Services — 0.3%
Cornerstone OnDemand, Inc.*	6,195	235,782
Marketo, Inc.*	10,674	371,668

		607,450

IT Services — 1.2%
Convergys Corp.	37,994	949,850
DST Systems, Inc.	5,583	650,029
MAXIMUS, Inc.	13,136	727,340

		2,327,219

Life Sciences Tools & Services — 0.5%
PRA Health Sciences, Inc.*(a)	10,485	437,854
VWR Corp.*	19,159	553,695

		991,549

Machinery — 3.1%
Barnes Group, Inc.	23,417	775,571
Clarcor, Inc.	12,637	768,709
Itt, Inc.	15,928	509,377
RBC Bearings, Inc.*	10,022	726,595
Rexnord Corp.*	26,339	517,035
Standex International Corp.	4,607	380,676
TriMas Corp.*	12,953	233,154
Watts Water Technologies, Inc. (Class A Stock)(a)	20,448	1,191,300
Woodward, Inc.	13,240	763,154

		5,865,571

Media — 1.3%
Live Nation Entertainment, Inc.*	65,425	1,537,488
Media General, Inc.*	4,212	72,404
Nexstar Broadcasting Group, Inc. (Class A Stock)	14,980	712,748
Townsquare Media, Inc. (Class A Stock)*	9,426	74,371

		2,397,011

Metals & Mining — 1.8%
Commercial Metals Co.(a)	45,111	762,376
Hecla Mining Co.(a)	69,104	352,430
Kaiser Aluminum Corp.	13,597	1,229,305
Royal Gold, Inc.	9,299	669,714
United States Steel Corp.	26,036	438,967

		3,452,792

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 1.0%
Burlington Stores, Inc.*	27,351	$1,824,585

Multi-Utilities — 1.4%
Black Hills Corp.	20,059	1,264,519
NorthWestern Corp.	20,836	1,314,127

		2,578,646

Oil, Gas & Consumable Fuels — 5.2%
Carrizo Oil & Gas, Inc.*	22,758	815,874
Golar LNG Ltd. (Bermuda)	48,305	748,728
Memorial Resource Development Corp.*	72,431	1,150,204
Parsley Energy, Inc. (Class A Stock)*	42,838	1,159,196
PBF Energy, Inc. (Class A Stock)	25,630	609,482
PDC Energy, Inc.*	15,602	898,831
Rice Energy, Inc.*(a)	86,959	1,916,576
RSP Permian, Inc.*	42,947	1,498,421
Synergy Resources Corp.*	31,812	211,868
Whiting Petroleum Corp.*	31,373	290,514
WPX Energy, Inc.*	51,018	474,978

		9,774,672

Paper & Forest Products — 0.1%
Mercer International, Inc. (Canada)	13,558	108,193

Pharmaceuticals — 0.6%
Catalent, Inc.*	18,237	419,269
Prestige Brands Holdings, Inc.*	10,965	607,461

		1,026,730

Professional Services — 0.4%
On Assignment, Inc.*	18,723	691,815

Real Estate Investment Trusts (REITs) — 13.3%
Acadia Realty Trust	53,103	1,886,218
Apollo Commercial Real Estate Finance, Inc.	28,189	452,997
Blackstone Mortgage Trust, Inc. (Class A Stock)	49,901	1,380,761
Care Capital Properties, Inc.	49,180	1,289,008
CBL & Associates Properties, Inc.	43,555	405,497
Chesapeake Lodging Trust	81,250	1,889,062
CubeSmart	61,497	1,899,027
CyrusOne, Inc.	40,274	2,241,651
Highwoods Properties, Inc.	18,707	987,730
Hudson Pacific Properties, Inc.	30,160	880,069
MFA Financial, Inc.	142,538	1,036,251
Pebblebrook Hotel Trust	84,785	2,225,606
Pennymac Mortgage Investment Trust	15,381	249,634
Post Properties, Inc.	22,233	1,357,325
PS Business Parks, Inc.	12,756	1,353,156
RLJ Lodging Trust	31,316	671,728
Sovran Self Storage, Inc.	15,855	1,663,507
Terreno Realty Corp.	62,916	1,627,637
Two Harbors Investment Corp.	148,519	1,271,323

		24,768,187

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	67,204	1,274,188

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 4.0%
Cabot Microelectronics Corp.	12,915	$546,821
Cypress Semiconductor Corp.	61,944	653,509
Entegris, Inc.*	97,640	1,412,851
Fairchild Semiconductor International, Inc.*	41,884	831,397
Intersil Corp. (Class A Stock)	114,199	1,546,255
MKS Instruments, Inc.	25,664	1,105,092
Semtech Corp.*	36,168	862,969
Silicon Laboratories, Inc.*	10,379	505,872

		7,464,766

Software — 1.7%
Bottomline Technologies (DE), Inc.*	23,575	507,570
CommVault Systems, Inc.*	18,611	803,809
Monotype Imaging Holdings, Inc.	11,047	272,088
Verint Systems, Inc.*	47,750	1,581,957

		3,165,424

Specialty Retail — 2.1%
American Eagle Outfitters, Inc.	48,770	776,906
Ascena Retail Group, Inc.*	6,792	47,476
Boot Barn Holdings, Inc.*	31,396	270,634
CST Brands, Inc.	11,576	498,694
Lithia Motors, Inc. (Class A Stock)(a)	12,352	877,857
Monro Muffler Brake, Inc.(a)	9,190	584,116
Murphy USA, Inc.*	10,845	804,265
Office Depot, Inc.*	9,734	32,220

		3,892,168

Technology Hardware, Storage & Peripherals — 0.5%
Electronics For Imaging, Inc.*	22,131	952,518

Textiles, Apparel & Luxury Goods — 0.7%
Columbia Sportswear Co.	10,157	584,434
G-III Apparel Group Ltd.*	9,102	416,144
Steven Madden Ltd.*	10,108	345,491

		1,346,069

Thrifts & Mortgage Finance — 2.1%
Brookline Bancorp, Inc.	41,693	459,874
Dime Community Bancshares, Inc.	16,065	273,266
EverBank Financial Corp.	52,531	780,611
OceanFirst Financial Corp.	6,461	117,396
Oritani Financial Corp.	20,395	326,116
Provident Financial Services, Inc.	38,115	748,578
Radian Group, Inc.	73,173	762,463
WSFS Financial Corp.	15,915	512,304

		3,980,608

Trading Companies & Distributors — 1.9%
Beacon Roofing Supply, Inc.*	27,784	1,263,339
Gms, Inc.*	11,456	254,896
Kaman Corp.(a)	20,933	890,071
Univar, Inc.*	30,198	571,044
WESCO International, Inc.*	9,804	504,808

		3,484,158

Water Utilities — 0.5%
California Water Service Group(a)	28,537	996,797

TOTAL LONG-TERM INVESTMENTS (cost $154,220,381)		184,259,519

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MUTUAL FUND	Shares	Value (Note 2)
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $13,646,367; includes $11,691,366 of cash collateral for securities on loan)(b)(w)(Note 4)	13,646,367	$13,646,367

TOTAL INVESTMENTS — 105.9% (cost $167,866,748)		197,905,886
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(10,962,030)

NET ASSETS — 100.0%		$186,943,856

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,619,725; cash collateral of $11,691,366 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security or securities that have been deemed illiquid.

(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$3,395,195	$—	$—
Air Freight & Logistics	1,054,159	—	—
Auto Components	481,840	—	—
Banks	31,962,907	—	—
Building Products	2,861,742	—	—
Capital Markets	2,291,100	—	—
Chemicals	3,756,697	—	—
Commercial Services & Supplies	3,416,327	—	—
Communications Equipment	3,450,833	—	—
Construction & Engineering	1,441,052	—	—
Construction Materials	1,891,709	—	—

	Level 1	Level 2	Level 3
Containers & Packaging	$2,243,344	$—	$—
Distributors	1,019,299	—	—
Diversified Financial Services	925,035	—	—
Electric Utilities	5,053,165	—	—
Electrical Equipment	1,021,991	—	—
Electronic Equipment, Instruments & Components	2,618,966	—	—
Food & Staples Retailing	98,473	—	—
Food Products	3,701,366	—	—
Gas Utilities	5,287,243	—	—
Health Care Equipment & Supplies	2,922,768	—	—
Health Care Providers & Services	3,576,717	—	—
Health Care Technology	815,916	—	—
Hotels, Restaurants & Leisure	3,877,469	—	—
Household Durables	1,463,412	—	—
Household Products	2,192,679	—	—
Independent Power & Renewable Electricity Producers	508,994	—	—
Insurance	7,958,005	—	—
Internet Software & Services	607,450	—	—
IT Services	2,327,219	—	—
Life Sciences Tools & Services	991,549	—	—
Machinery	5,865,571	—	—
Media	2,397,011	—	—
Metals & Mining	3,452,792	—	—
Multiline Retail	1,824,585	—	—
Multi-Utilities	2,578,646	—	—
Oil, Gas & Consumable Fuels	9,774,672	—	—
Paper & Forest Products	108,193	—	—
Pharmaceuticals	1,026,730	—	—
Professional Services	691,815	—	—
Real Estate Investment Trusts (REITs)	24,768,187	—	—
Real Estate Management & Development	1,274,188	—	—
Semiconductors & Semiconductor Equipment	7,464,766	—	—
Software	3,165,424	—	—
Specialty Retail	3,892,168	—	—
Technology Hardware, Storage & Peripherals	952,518	—	—
Textiles, Apparel & Luxury Goods	1,346,069	—	—
Thrifts & Mortgage Finance	3,980,608	—	—
Trading Companies & Distributors	3,484,158	—	—
Water Utilities	996,797	—	—
Affiliated Mutual Fund	13,646,367	—	—

Total	$197,905,886	$—	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP SMALL CAP VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	as of June 30, 2016 (unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Banks	17.1%
Real Estate Investment Trusts (REITs)	13.3
Affiliated Mutual Fund (including 6.3% of collateral for securities on loan)	7.3
Oil, Gas & Consumable Fuels	5.2
Insurance	4.3
Semiconductors & Semiconductor Equipment	4.0
Machinery	3.1
Gas Utilities	2.8
Electric Utilities	2.7
Thrifts & Mortgage Finance	2.1
Specialty Retail	2.1
Hotels, Restaurants & Leisure	2.1
Chemicals	2.0
Food Products	2.0
Health Care Providers & Services	1.9
Trading Companies & Distributors	1.9
Metals & Mining	1.8
Communications Equipment	1.8
Commercial Services & Supplies	1.8
Aerospace & Defense	1.8
Software	1.7
Health Care Equipment & Supplies	1.6
Building Products	1.5
Electronic Equipment, Instruments & Components	1.4
Multi-Utilities	1.4
Media	1.3
IT Services	1.2

Capital Markets	1.2%
Containers & Packaging	1.2
Household Products	1.2
Construction Materials	1.0
Multiline Retail	1.0
Household Durables	0.8
Construction & Engineering	0.8
Textiles, Apparel & Luxury Goods	0.7
Real Estate Management & Development	0.7
Air Freight & Logistics	0.6
Pharmaceuticals	0.6
Electrical Equipment	0.5
Distributors	0.5
Water Utilities	0.5
Life Sciences Tools & Services	0.5
Technology Hardware, Storage & Peripherals	0.5
Diversified Financial Services	0.5
Health Care Technology	0.4
Professional Services	0.4
Internet Software & Services	0.3
Independent Power & Renewable Electricity Producers	0.3
Auto Components	0.3
Paper & Forest Products	0.1
Food & Staples Retailing	0.1

105.9
Liabilities in excess of other assets	(5.9)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP SMALL CAP VALUE PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(Unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $11,619,725:
Unaffiliated investments (cost $154,220,381)	$184,259,519
Affiliated investments (cost $13,646,367)	13,646,367
Cash	277
Receivable for investments sold	2,058,069
Dividends receivable	403,574
Tax reclaim receivable	6,549
Prepaid expenses	238

Total assets	200,374,593

LIABILITIES
Payable to broker for collateral for securities on loan	11,691,366
Payable for investments purchased	1,410,571
Management fee payable	136,422
Payable for Series shares repurchased	101,756
Accrued expenses	89,282
Affiliated transfer agent fee payable	980
Deferred trustees’ fees	360

Total liabilities	13,430,737

NET ASSETS	$186,943,856

Net assets were comprised of:
Paid-in capital	$75,917,732
Retained earnings	111,026,124

Net assets, June 30, 2016	$186,943,856

Class I:
Net asset value and redemption price per share $186,943,856 / 9,489,521 outstanding shares of beneficial interest	$19.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,323)	$1,464,607
Affiliated income from securities lending, net	48,682
Affiliated dividend income	12,814

Total income	1,526,103

EXPENSES
Management fee	810,100
Custodian and accounting fees	43,000
Shareholders’ reports	33,000
Audit fee	12,000
Trustees’ fees	6,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Legal fees and expenses	5,000
Insurance expenses	1,000
Loan interest expense	90
Miscellaneous	7,198

Total expenses	923,388
Less: Management fee waiver and/or expense reimbursement	(7,201)

Net expenses	916,187

NET INVESTMENT INCOME (LOSS)	609,916

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on investment transactions	(3,386,738)
Net change in unrealized appreciation (depreciation) on:
Investments	12,166,022
Foreign currencies	366

12,166,388

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	8,779,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,389,566

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$609,916	$1,107,065
Net realized gain (loss) on investment and foreign currency transactions	(3,386,738)	29,976,611
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	12,166,388	(42,048,763)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,389,566	(10,965,087)

SERIES SHARE TRANSACTIONS
Series shares sold [135,461 and 284,448 shares, respectively]	2,460,119	5,643,047
Series shares repurchased [786,896 and 1,129,566 shares, respectively]	(14,684,411)	(22,112,060)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(12,224,292)	(16,469,013)

CAPTIAL CONTRIBUTIONS (NOTE 4)	131,207	—

TOTAL INCREASE (DECREASE)	(2,703,519)	(27,434,100)
NET ASSETS:
Beginning of period	189,647,375	217,081,475

End of period	$186,943,856	$189,647,375

SEE NOTES TO FINANCIAL STATEMENTS.

A6

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(Unaudited)

Note 1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to SP Small Cap Value Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

B1

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

B2

Master Netting Arrangements:    The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3.	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Goldman Sachs Asset Management, L.P. (“GSAM”) (the “Subadviser”), under which GSAM provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.90% of the Portfolio’s average daily net assets. PI has contractually agreed, through June 30, 2017, to waive a portion of

B3

its management fee equal to an annual rate of 0.008% of the average net assets of the Portfolio. The effective management fee rate was 0.89% for the six months ended June 30, 2016.

PI is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Such amounts are included within realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was $2,956.

Note 4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Portfolio’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. has been compensated $312 for these services.

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolio. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Portfolio invests in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5.	Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities other than short-term investments and U.S. government securities for the six months ended June 30, 2016 were $46,001,058 and $55,463,424, respectively.

Note 6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

B4

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7.	Capital

The shares of the Portfolio are not subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolio. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Note 8.	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2016. The average daily balance for the 1 day that the Portfolio had loans outstanding during the period was $1,920,000 borrowed at a weighted average interest rate of 1.69%. The maximum loan balance outstanding amount during the period was $1,920,000. At June 30, 2016, the Portfolio did not have an outstanding loan balance.

Note 9.	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B5

Financial Highlights

(Unaudited)

	SP Small Cap Value Portfolio
	Six Months Ended June, 30, 2016(c)		Year Ended December 31,
			2015(c)	2014	2013	2012	2011
Per Share Operating Performance:
Net Asset Value, beginning of period	$18.70		$19.76	$18.83	$13.70	$11.86	$12.28

Income (Loss) From Investment Operations:
Net investment income (loss)	.06		.10	.14	.10	.16	.07
Net realized and unrealized gain (loss) on investments	.93		(1.16)	.79	5.03	1.74	(.41)

Total from investment operations	.99		(1.06)	.93	5.13	1.90	(.34)

Less Distributions:	—		—	—	—	(.06)	(.08)

Capital Contributions(f) (Note 4):	.01		—	—	—	—	—

Net Asset Value, end of period	$19.70		$18.70	$19.76	$18.83	$13.70	$11.86

Total Return(a)	5.35%		(5.36)%	4.94%	37.45%	16.06%	(2.77)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$186.9		$189.6	$217.1	$228.3	$179.6	$177.5
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.02	%(d)	1.02%	.99%	1.01%	1.01%	.99%
Expenses before waivers and/or expense reimbursement	1.03	%(d)	1.03%	1.00%	1.01%	1.01%	.99%
Net investment income	.68	%(d)	.54%	.56%	.52%	1.14%	.41%
Portfolio turnover rate	26	%(e)	94%	41%	56%	39%	36%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based on average shares outstanding during the period.

(d)	Annualized.

(e)	Not annualized

(f)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the SP Small-Cap Value Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Goldman Sachs Asset Management, L.P. (Goldman Sachs or the subadviser), which serves as subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and each subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and the subadviser.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolio in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadvisers, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

SP Small Cap Value Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over all periods.

•	The Board noted that PI had contractually agreed to waive 0.008% of its management fee through June 30, 2017.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

PRESORTED STD U.S. POSTAGE PAID HARRISONBURG, VA PERMIT No. 250 ZIP CODE 22801

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0278965-00003-00 PSF-SAR-SP SMALL CAP VAL

The Prudential Series Fund

SEMIANNUAL REPORT	June 30, 2016

Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable annuity or variable life insurance contract prospectus to determine which portfolios are available to you.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Please note that this document may include prospectus supplements that are separate from and not a part of this report. Please refer to your variable annuity or variable life insurance contract prospectus to determine which supplements are applicable to you.

Jennison 20/20 Focus Portfolio

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The Prudential Series Fund Table of Contents	Semiannual Report	June 30, 2016

■	LETTER TO CONTRACT OWNERS

■	PRESENTATION OF PORTFOLIO HOLDINGS

■	FEES AND EXPENSES

■	FINANCIAL REPORTS

Section A	Schedule of Investments and Financial Statements
Section B	Notes to Financial Statements
Section C	Financial Highlights

■	APPROVAL OF ADVISORY AGREEMENTS

The Prudential Series Fund Letter to Contract Owners	Semiannual Report	June 30, 2016

■	DEAR CONTRACT OWNER

At Prudential, our primary objective is to help investors achieve and maintain long-term financial success. This Prudential Series Fund semiannual report outlines our efforts to achieve this goal. We hope you find it informative and useful.

Prudential has been building on a heritage of success for more than 135 years. We believe the array of our products provides a highly attractive value proposition to clients like you who are focused on financial security.

Your financial professional is the best resource to help you make the most informed investment decisions. Together, you can build a diversified investment portfolio that aligns with your long-term financial goals. Please keep in mind that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you achieve financial security.

Sincerely,

Timothy S. Cronin

President,

The Prudential Series Fund	July 29, 2016

The Prudential Series Fund Presentation of Portfolio Holdings — unaudited	June 30, 2016

Jennison 20/20 Focus
Five Largest Holdings	(% of Net Assets	)
salesforce.com, inc.	5.0%
Facebook, Inc. (Class A Stock)	4.9%
Amazon.com, Inc.	4.9%
Shire PLC	4.9%
Tencent Holdings Ltd. (China)	4.2%

For a complete list of holdings, please refer to the Schedule of Investments section of this report. Holdings reflect only long-term investments. Holdings/Issues/Sectors/Industries are subject to change.

The Prudential Series Fund Fees and Expenses — unaudited	June 30, 2016

As a contract owner investing in Portfolios of the Fund through a variable annuity or variable life contract, you incur ongoing costs, including management fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other investment options. This example does not reflect fees and charges under your variable annuity or variable life contract. If contract charges were included, the costs shown below would be higher. Please consult the prospectus for your contract for more information about contract fees and charges.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2016 through June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the Portfolio expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the Portfolio expenses you paid on your account during this period. As noted above, the table does not reflect variable contract fees and charges.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other investment options. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other investment options.

Please note that the expenses shown in the table are meant to highlight your ongoing Portfolio costs only and do not reflect any contract fees and charges, such as sales charges (loads), insurance charges or administrative charges. Therefore the second line of the table is useful to compare ongoing investment option costs only, and will not help you determine the relative total costs of owning different contracts. In addition, if these contract fee and charges were included, your costs would have been higher.

The Prudential Series Fund Portfolios		Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio based on the Six-Month period	Expenses Paid During the Six-Month period*
Jennison 20/20 Focus (Class I)	Actual	$1,000.00	$955.90	0.84%	$4.08
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
Jennison 20/20 Focus (Class II)	Actual	$1,000.00	$953.80	1.24%	$6.02
	Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2016, and divided by the 366 days in the Portfolio’s fiscal year ending December 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 0.9%
Boeing Co. (The)	13,852	$1,798,959

Banks — 4.7%
JPMorgan Chase & Co.	90,492	5,623,173
PNC Financial Services Group, Inc. (The)	50,225	4,087,813

		9,710,986

Beverages — 2.5%
Monster Beverage Corp.*	31,923	5,130,345

Biotechnology — 7.5%
Celgene Corp.*	55,367	5,460,847
Shire PLC, ADR	54,026	9,945,106

		15,405,953

Chemicals — 0.7%
Dow Chemical Co. (The)	30,775	1,529,825

Consumer Finance — 1.4%
SLM Corp.*	474,910	2,934,944

Electric Utilities — 1.9%
PG&E Corp.	61,266	3,916,123

Electrical Equipment — 1.4%
Eaton Corp. PLC	47,419	2,832,337

Energy Equipment & Services — 1.7%
Halliburton Co.	77,684	3,518,308

Food Products — 1.9%
Mondelez International, Inc. (Class A Stock)	84,078	3,826,390

Health Care Equipment & Supplies — 1.3%
Zimmer Biomet Holdings, Inc.	21,579	2,597,680

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	55,292	2,443,906
McDonald’s Corp.	19,847	2,388,388

		4,832,294

Insurance — 1.7%
MetLife, Inc.	87,501	3,485,165

Internet & Catalog Retail — 6.9%
Amazon.com, Inc.*	14,107	10,095,251
Netflix, Inc.*	44,995	4,116,143

		14,211,394

Internet Software & Services — 17.0%
Alibaba Group Holding Ltd. (China), ADR*	77,175	6,137,728
Alphabet, Inc. (Class A Stock)*	5,677	3,993,940
Alphabet, Inc. (Class C Stock)*	5,771	3,994,109
eBay, Inc.*	77,298	1,809,546
Facebook, Inc. (Class A Stock)*	88,496	10,113,323
Tencent Holdings Ltd. (China), ADR(a)	377,413	8,669,176

		34,717,822

IT Services — 3.9%
Visa, Inc. (Class A Stock)	106,517	7,900,366

Media — 1.7%
Comcast Corp. (Class A Stock)	52,643	3,431,797

COMMON STOCKS (continued)	Shares	Value (Note 2)
Multiline Retail — 1.4%
Target Corp.	40,147	$2,803,064

Oil, Gas & Consumable Fuels — 4.0%
Concho Resources, Inc.*	22,022	2,626,564
Noble Energy, Inc.	80,329	2,881,401
Occidental Petroleum Corp.	34,530	2,609,087

		8,117,052

Pharmaceuticals — 8.6%
Allergan PLC*	30,078	6,950,725
Bristol-Myers Squibb Co.	102,372	7,529,461
Pfizer, Inc.	85,523	3,011,265

		17,491,451

Semiconductors & Semiconductor Equipment — 1.7%
Texas Instruments, Inc.	55,293	3,464,106

Software — 9.3%
Adobe Systems, Inc.*	65,158	6,241,485
Microsoft Corp.	48,504	2,481,950
salesforce.com, inc.*	128,987	10,242,857

		18,966,292

Specialty Retail — 9.2%
Home Depot, Inc. (The)	30,390	3,880,499
Industria de Diseno Textil SA (Spain)	168,942	5,675,455
O’Reilly Automotive, Inc.*	21,688	5,879,617
TJX Cos., Inc. (The)	43,870	3,388,080

		18,823,651

Textiles, Apparel & Luxury Goods — 2.3%
adidas AG (Germany)	33,286	4,744,853

TOTAL LONG-TERM INVESTMENTS (cost $163,331,078)		196,191,157

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund (cost $14,217,180; includes $1,081,003 of cash collateral for securities on loan)(b)(c)(Note 4)	14,217,180	14,217,180

TOTAL INVESTMENTS — 103.0% (cost $177,548,258)		210,408,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(6,068,104)

NET ASSETS — 100.0%		$204,340,233

The following abbreviations are used in the semiannual report:

ADR	American Depositary Receipt
OTC	Over-the-counter
*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,079,355; cash collateral of $1,081,003 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	June 30, 2016 (unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices generally in active markets for identical securities.
Level 2—	quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—	unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$1,798,959	$—	$—
Banks	9,710,986	—	—
Beverages	5,130,345	—	—
Biotechnology	15,405,953	—	—
Chemicals	1,529,825	—	—
Consumer Finance	2,934,944	—	—
Electric Utilities	3,916,123	—	—
Electrical Equipment	2,832,337	—	—
Energy Equipment & Services	3,518,308	—	—
Food Products	3,826,390	—	—
Health Care Equipment & Supplies	2,597,680	—	—
Hotels, Restaurants & Leisure	4,832,294	—	—
Insurance	3,485,165	—	—
Internet & Catalog Retail	14,211,394	—	—
Internet Software & Services	34,717,822	—	—
IT Services	7,900,366	—	—
Media	3,431,797	—	—
Multiline Retail	2,803,064	—	—
Oil, Gas & Consumable Fuels	8,117,052	—	—
Pharmaceuticals	17,491,451	—	—
Semiconductors & Semiconductor Equipment	3,464,106	—	—
Software	18,966,292	—	—
Specialty Retail	13,148,196	5,675,455	—
Textiles, Apparel & Luxury Goods	4,744,853	—	—
Affiliated Mutual Fund	14,217,180	—	—

Total	$204,732,882	$5,675,455	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2016 were as follows:

Internet Software & Services	17.0%
Software	9.3
Specialty Retail	9.2
Pharmaceuticals	8.6
Biotechnology	7.5
Affiliated Mutual Fund (including 0.5% of collateral for securities on loan)	7.0
Internet & Catalog Retail	6.9
Banks	4.7
Oil, Gas & Consumable Fuels	4.0
IT Services	3.9
Beverages	2.5
Hotels, Restaurants & Leisure	2.4
Textiles, Apparel & Luxury Goods	2.3
Electric Utilities	1.9
Food Products	1.9
Energy Equipment & Services	1.7
Insurance	1.7
Semiconductors & Semiconductor Equipment	1.7
Media	1.7
Consumer Finance	1.4
Electrical Equipment	1.4
Multiline Retail	1.4
Health Care Equipment & Supplies	1.3
Aerospace & Defense	0.9
Chemicals	0.7

103.0
Liabilities in excess of other assets	(3.0)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A2

JENNISON 20/20 FOCUS PORTFOLIO (continued)

STATEMENT OF ASSETS & LIABILITIES

(unaudited)

as of June 30, 2016

ASSETS
Investments at value, including securities on loan of $1,079,355:
Unaffiliated investments (cost $163,331,078)	$196,191,157
Affiliated investments (cost $14,217,180)	14,217,180
Receivable for investments sold	3,632,863
Dividends receivable	148,550
Receivable for Series shares sold	59,156
Tax reclaim receivable	49,956
Prepaid expenses	265

Total Assets	214,299,127

LIABILITIES
Payable for investments purchased	8,601,172
Payable to broker for collateral for securities on loan	1,081,003
Management fee payable	126,858
Accrued expenses	64,290
Payable for Series shares repurchased	36,200
Distribution fee payable	30,197
Administration fee payable	18,147
Affiliated transfer agent fee payable	980
Loan interest payable	47

Total Liabilities	9,958,894

NET ASSETS	$204,340,233

Net assets were comprised of:
Paid-in capital	$42,783,629
Retained earnings	161,556,604

Net assets, June 30, 2016	$204,340,233

Class I:
Net asset value and redemption price per share $59,240,198 / 2,630,797 outstanding shares of beneficial interest	$22.52

Class II:
Net asset value and redemption price per share $145,100,035 / 6,686,069 outstanding shares of beneficial interest	$21.70

STATEMENT OF OPERATIONS

(unaudited)

Six Months Ended June 30, 2016

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $10,335)	$1,144,992
Affiliated income from securities lending, net	63,613
Affiliated dividend income	16,988

Total income	1,225,593

EXPENSES
Management fee	767,443
Distribution fee—Class II	181,522
Administration fee—Class II	108,914
Shareholders’ reports	27,000
Custodian and accounting fees	25,000
Audit fee	13,000
Transfer agent’s fees and expenses (including affiliated expense of $2,900)	6,000
Trustees’ fees	6,000
Legal fees and expenses	4,000
Insurance expenses	2,000
Loan interest expense	17
Miscellaneous	5,437

Total expenses	1,146,333

NET INVESTMENT INCOME (LOSS)	79,260

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	4,261,166
Foreign currency transactions	(3,876)

4,257,290

Net change in unrealized appreciation (depreciation) on:
Investments	(14,892,494)
Foreign currencies	2,470

(14,890,024)

NET GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS	(10,632,734)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(10,553,474)

STATEMENT OF CHANGES IN NET ASSETS

(unaudited)

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$79,260	$40,445
Net realized gain (loss) on investment and foreign currency transactions	4,257,290	21,349,894
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(14,890,024)	(7,372,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,553,474)	14,017,449

SERIES SHARE TRANSACTIONS (NOTE 7)
Series shares sold	9,643,997	23,035,596
Series shares repurchased	(20,432,496)	(51,696,823)

NET INCREASE (DECREASE) IN NET ASSETS FROM SERIES SHARE TRANSACTIONS	(10,788,499)	(28,661,227)

CAPITAL CONTRIBUTIONS (NOTE 4)	183,135	—

TOTAL INCREASE (DECREASE)	(21,158,838)	(14,643,778)
NET ASSETS:
Beginning of period	225,499,071	240,142,849

End of period	$204,340,233	$225,499,071

SEE NOTES TO FINANCIAL STATEMENTS.

A3

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND

(unaudited)

Note 1.	General

The Prudential Series Fund (“Series Fund”), organized as a Delaware statutory trust, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Series Fund is composed of seventeen Portfolios (“Portfolio” or “Portfolios”), each with separate series shares. The information presented in these financial statements pertains to Jennison 20/20 Focus Portfolio.

The Portfolio’s investment objective is long-term growth of capital.

Note 2.	Accounting Policies

The Series Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series Fund and the Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation:    The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

B1

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities:    Subject to guidelines adopted by the Board, the Portfolio may invest up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued the investment. Therefore, the Portfolio may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Portfolio’s Subadviser under the guidelines adopted by the Board of the Portfolio. However, the liquidity of the Portfolio’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation:    The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities — at the current daily rates of exchange;

(ii)  purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk:    The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Portfolio to meet its obligations may be affected by the economic or political

B2

developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements:    The Portfolio may be subject to various Master Agreements, or netting arrangements, with select counterparties. These are arrangements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For multi-sleeve Portfolios, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending:    The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the Portfolio securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities in the open market using the collateral. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than administration and distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes:    For federal income tax purposes, the Portfolio is treated as a separate taxpaying entity. The Portfolio is treated as a partnership for tax purposes. No provision has been made in the financial statements for U.S. federal, state, or local taxes, as any tax liability arising from operations of the Portfolio is the responsibility of the Portfolio’s shareholders (Participating Insurance Companies). The Portfolio is not generally subject to entity-level taxation. Shareholders of the Portfolio are subject to taxes on their distributive share of partnership items.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and regulations. Such taxes are accrued net of reclaimable amounts at the time the related income/gain is recorded.

Distributions:    Distributions, if any, from the Portfolio are made in cash and automatically reinvested in additional shares of the same Portfolio. Distributions to shareholders are recorded on the ex-date.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

B3

Note 3.	Agreements

The Portfolio has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”) (the “Subadviser”), under which Jennison provides investment advisory services for the Portfolio. PI pays for the services of the Subadviser, cost of compensation of officers of the Portfolio, occupancy and certain clerical and administrative expenses of the Portfolio. The Portfolio bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.75% of the Portfolio’s average daily net assets. The effective management fee rate was 0.75% for the six months ended June 30, 2016.

The Portfolio has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class I and Class II shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Portfolio. Pursuant to the Class II Plan, the Class II shares of the Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Portfolio has an administration agreement with PI, which acts as the administrator of the Class II shares of the Portfolio. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolio has entered into a brokerage commission recapture agreement with certain registered broker-dealers. Under the brokerage commission recapture program, a portion of the commission is returned to the Portfolio on whose behalf the trades were made. Commission recapture is paid solely to those Portfolios generating the applicable trades. Such amounts are included with realized gain (loss) on investment transactions presented in the Statement of Operations. For the six months ended June 30, 2016, brokerage commission recaptured under these agreements was $5,889.

Note 4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Portfolio’s securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as the securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Effective July 7, 2016, the Board replaced PGIM, Inc. as securities lending agent with a third party agent. For the six months ended June 30, 2016, PGIM, Inc. has been compensated $1,085 for these services.

In February 2016, Prudential, the parent company of the manager (PI) self reported to the Securities and Exchange Commission (SEC) and certain other regulators that, in some cases, it failed to maximize securities lending income for the Portfolio of Prudential Series Fund due to a long-standing restriction benefitting Prudential. The Board was not notified of the restriction until after it had been removed. Prudential paid the affected Portfolio an amount equal to the estimated loss associated with the unauthorized restriction. At the Board’s direction, this payment occurred on June 30, 2016. The estimated opportunity loss was calculated by an independent consultant hired by Prudential whose calculation methodology was subsequently reviewed by a consultant retained by the independent trustees of the Portfolio. The amount of opportunity loss payment to the Portfolio is disclosed in the Portfolio’s “Statement of Changes in Net Assets” and “Financial Highlights” as “Capital Contributions”.

The SEC Staff and other regulators are currently reviewing the matter.

B4

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Portfolio invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding government securities and short-term issues) for the six months ended June 30, 2016 were $76,749,561 and $89,838,067, respectively.

Note 6.	Tax Information

The Portfolio is treated as a partnership for tax purposes. The character of the cash distributions, if any, made by the partnership is generally classified as return of capital nontaxable distributions. After each fiscal year each shareholder of record will receive information regarding their distributive allocable share of the partnership’s income, gains, losses and deductions.

With respect to the Portfolio, book cost of assets differs from tax cost of assets as a result of the Portfolio’s adoption of a mark to market method of accounting for tax purposes. Under this method, tax cost of assets will approximate fair market value. The Portfolio generally attempts to manage its diversification in a manner that supports the diversification requirements of the underlying separate accounts.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 7.	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of the Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts.

Transactions in shares of beneficial interest were as follows:

Class I:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	64,947	$1,410,054
Series shares repurchased	(211,854)	(4,664,681)

Net increase (decrease) in shares outstanding	(146,907)	$(3,254,627)

Year ended December 31, 2015:
Series shares sold	141,494	$3,262,194
Series shares repurchased	(395,468)	(9,099,543)

Net increase (decrease) in shares outstanding	(253,974)	$(5,837,349)

B5

Class II:	Shares	Amount
Six months ended June 30, 2016:
Series shares sold	391,608	$8,233,943
Series shares repurchased	(740,905)	(15,767,815)

Net increase (decrease) in shares outstanding	(349,297)	$(7,533,872)

Year ended December 31, 2015:
Series shares sold	897,065	$19,773,402
Series shares repurchased	(1,909,594)	(42,597,280)

Net increase (decrease) in shares outstanding	(1,012,529)	$(22,823,878)

Note 8.	Borrowings

The Portfolio, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Portfolio’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended June 30, 2016. The average daily balance for the 2 days that the Portfolio had loans outstanding during the period was $177,000, borrowed at a weighted average interest rate of 1.72%. The maximum loan balance outstanding during the period was $254,000. At June 30, 2016, the Portfolio did not have an outstanding loan balance.

Note 9.	Ownership and Affiliates

As of June 30, 2016, all of Class I shares of record of the Portfolio were owned by the Prudential Insurance Company of America (“PICA”), or subsidiaries thereof, on behalf of the owners of the variable insurance products issued by PICA. PICA is an indirect, wholly-owned subsidiary of Prudential.

Note 10.	New Accounting Pronouncement

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

B6

Financial Highlights

(unaudited)

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$23.56		$22.16	$20.69	$15.93	$14.89	$15.55

Income (Loss) From Investment Operations:
Net investment income (loss)	.04		.07	.02	.09	.05	.04
Net realized and unrealized gain (loss) on investments	(1.10)		1.33	1.45	4.67	1.55	(.69)

Total from investment operations	(1.06)		1.40	1.47	4.76	1.60	(.65)

Less Distributions	—		—	—	—	(.56)	(.01)

Capital Contributions (Note 4)	.02	(e)	—	—	—	—	—

Net Asset Value, end of period	$22.52		$23.56	$22.16	$20.69	$15.93	$14.89

Total Return(a)	(4.41)%		6.32%	7.10%	29.88%	11.04%	(4.17)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$59.2		$65.4	$67.2	$68.7	$59.1	$58.7
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.84	%(f)	.83%	.83%	.84%	.80%	.80%
Expenses before waivers and/or expense reimbursement	.84	%(f)	.83%	.83%	.84%	.80%	.80%
Net investment income (loss)	.36	%(f)	.30%	.08%	.46%	.32%	.24%
Portfolio turnover rate	38	%(g)	64%	97%	78%	75%	83%

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2016(c)		Year Ended December 31,
			2015(c)	2014(c)	2013(c)	2012(c)	2011(c)
Per Share Operating Performance:
Net Asset Value, beginning of period	$22.75		$21.49	$20.14	$15.57	$14.62	$15.31

Income (Loss) From Investment Operations:
Net investment income (loss)	—	(d)	(.02)	(.07)	.01	(.03)	(.03)
Net realized and unrealized gain (loss) on investments	(1.07)		1.28	1.42	4.56	1.54	(.66)

Total from investment operations	(1.07)		1.26	1.35	4.57	1.51	(.69)

Less Distributions	—		—	—	—	(.56)	—

Capital Contributions (Note 4)	.02	(e)	—	—	—	—	—

Net Asset Value, end of period	$21.70		$22.75	$21.49	$20.14	$15.57	$14.62

Total Return(a)	(4.62)%		5.86%	6.70%	29.35%	10.62%	(4.51)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$145.1		$160.1	$172.9	$178.5	$154.8	$383.0
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	1.24	%(f)	1.23%	1.23%	1.24%	1.20%	1.20%
Expenses before waivers and/or expense reimbursement	1.24	%(f)	1.23%	1.23%	1.24%	1.20%	1.20%
Net investment income (loss)	(.04	)%(f)	(.10)%	(.33)%	.07%	(.18)%	(.16)%
Portfolio turnover rate	38	%(g)	64%	97%	78%	75%	83%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of distributions, if any, and does not reflect the effect of insurance contract charges. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b)	Does not include expenses of the underlying portfolios in which the Portfolio invests.

(c)	Calculated based upon average shares outstanding during the period.

(d)	Less than $0.005 per share.

(e)	Represents payment received by the Portfolio, from Prudential, in connection with the failure to maximize securities lending income due to a restriction that benefitted Prudential. The total return for the period includes the amount of capital contribution.

(f)	Annualized.

(g)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

C1

Approval of Advisory Agreements

The Trust’s Board of Trustees

The Board of Trustees (the Board) of The Prudential Series Fund (the Trust, and each series thereof, the Portfolios) consists of nine individuals, eight of whom are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees). The Board is responsible for the oversight of the Trust and each of its Portfolios, their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Governance Committee, the Compliance Committee and the Investment Review and Risk Committee. Each committee is chaired by an Independent Trustee.

Annual Approval of the Trust’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (PI) and the Jennison 20/20 Focus Portfolio’s (the Portfolio) subadvisory agreement. As is further discussed and explained below, in considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 13-15, 2016 (the Meeting) and approved the renewal of the agreements through July 31, 2017, after concluding that the renewal of the agreements was in the best interests of the Trust, the Portfolio and the Portfolio’s beneficial shareholders.

In advance of the Meeting, the Trustees requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with the consideration of those agreements. Among other things, the Board considered comparisons with other mutual funds in a relevant peer universe and peer group, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of the Portfolio, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Portfolio and its shareholders. In their deliberations, the Trustees did not identify any single factor that alone was responsible for the Board’s decision to approve the agreements. In connection with its deliberations, the Board considered information provided at or in advance of the Meeting, as well as information provided throughout the year at regular and special Board meetings, including presentations from PI and subadviser personnel such as portfolio managers.

The Trustees determined that the overall arrangements between the Trust and PI, which serves as the Trust’s investment manager pursuant to a management agreement, and between PI and Jennison Associates LLC (Jennison or the subadviser), which serves as subadviser pursuant to the terms of a subadvisory agreement with PI, are in the best interests of the Trust, the Portfolio and the Portfolio’s shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Portfolio as part of its consideration of agreements for multiple Portfolios, but its approvals were made on a Portfolio-by-Portfolio basis.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreements are discussed separately below.

Nature, quality and extent of services

The Board received and considered information regarding the nature, quality and extent of services provided to the Trust by PI and the subadviser. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of recordkeeping and compliance services to the Trust. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (SIRG), a business unit of PI, is responsible for screening and recommending new subadvisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and management Trustees of the Trust. The Board also considered the investment subadvisory services provided by the subadviser, as well as compliance with the Trust’s investment restrictions, policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Trust and the subadviser, and also reviewed the qualifications, backgrounds and responsibilities of the subadviser’s portfolio managers who are responsible for the day-to-day management of the Portfolio. The Board was provided with information pertaining to PI’s and the subadviser’s organizational structure, senior management, investment operations and other relevant information pertaining to PI and the subadviser. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to PI and each subadviser. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Portfolio by the subadviser, and that there was a reasonable basis on which to conclude that the Portfolio benefits from the services provided by PI and the subadviser under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Trust’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board considered information regarding the profitability of Jennison, which is an affiliate of PI, on a consolidated basis. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Portfolio’s assets grow beyond current levels. The Board noted that economies of scale, if any, may be shared with the Portfolios in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI and the Subadviser

The Board considered potential ancillary benefits that might be received by PI, the subadviser, and their affiliates as a result of their relationship with the Trust. The Board concluded that potential benefits to be derived by PI included compensation received by insurance company affiliates of PI from the subadviser, as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Trust. The Board also considered information provided by PI regarding the regulatory requirement that insurance companies determine that the fees and charges under their variable contracts are reasonable. The Board noted that the insurance company affiliates of PI at least annually review and represent that the fees and charges of the variable contracts using the Trust’s Portfolios are reasonable. The Board concluded that the potential benefits to be derived by the subadviser included the ability to use soft dollar credits, brokerage commissions that may be received by affiliates of the subadviser, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PI and the subadvisers were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Portfolio / Fees and Expenses / Other Factors

With respect to the Portfolio, the Board also considered certain additional specific factors and made related conclusions relating to the historical performance of the Portfolio for the one-, three-, five- and ten-year periods ended December 31, 2015. The Board compared the historical performance of the Portfolio to the comparable performance of the Portfolio’s benchmark index and to a universe of mutual funds (the Peer Universe) that were determined by Broadridge, Inc. (Broadridge), an independent provider of mutual fund data, to be similar to the Portfolio.

The Board also considered the Portfolio’s actual management fee, as well as the Portfolio’s net total expense ratio, for the calendar year 2015. The Board considered the management fee for the Portfolio as compared to the management fee charged by PI to other funds and accounts and the fee charged by other advisers to comparable mutual funds in a group of mutual funds that were determined by Broadridge to be similar to the Portfolio (the Peer Group). The actual management fee represents the fee rate actually paid by Portfolio shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Portfolio represents the actual expense ratio incurred by Portfolio shareholders, but does not include the charges associated with the variable contracts.

The mutual funds included in each Peer Universe and each Peer Group were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Portfolio in various quartiles, with the 1st quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds). To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may have provided and the Board may have considered, supplemental data compiled by Broadridge for the Board’s consideration.

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Portfolio’s performance, fees and overall expenses. The section sets forth gross performance comparisons (which do not reflect the impact on performance of any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Jennison 20/20 Focus Portfolio
Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	4th Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 4th Quartile

•	The Board noted that the Portfolio outperformed its benchmark index over the one- and ten-year periods, although it underperformed over the three- and five-year periods.

•	The Board further noted the Portfolio’s strong recent performance, with the Portfolio ranked third out of 205 funds in its Peer Universe over the one-year period.

•

The Board concluded that, in light of the above, it would be in the best interests of the Portfolio and its shareholders to renew the agreements, and that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

**********

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Trust, the Portfolio and its beneficial shareholders.

This report must be preceded or accompanied by the current prospectuses for the Prudential Series Fund portfolios and the applicable variable annuity or variable life contract. The prospectuses contain information on the contract and the investment objectives, risks, charges and expenses of the portfolios, and should be read carefully.

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling the appropriate phone number listed below. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Securities and Exchange Commission (the Commission) at www.sec.gov and on the Fund’s website at www.prudential.com/variableinsuranceportfolios.

The Fund files with the Commission a complete listing of portfolio holdings as of its first and third calendar quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call (800)SEC-0330. Form N-Q is also available on the Fund’s website or by calling the telephone number referenced below.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge upon request by calling the appropriate phone number listed below.

This report may include financial information pertaining to certain portfolios that are not available through the variable annuity contract or the variable life insurance policy that you have chosen. Please refer to your variable product prospectus to determine which portfolios are available to you.

To contact your client services representative, please call the phone number listed below. Thank you.

Owners of Individual Annuity contracts should call (888) 778-2888.

Owners of Individual Life Insurance contracts should call (800) 778-2255.

Owners of Group Variable Universal Life Insurance contracts should call (800) 562-9874.

Owners of Group Variable Universal Life Insurance contracts through AICPA should call (800) 223-7473.

The Prudential Series Fund may offer two classes of shares in each portfolio: Class I and Class II. Class I shares are sold only to separate accounts of The Prudential Insurance Company of America, Pruco Life Insurance Company, and Pruco Life Insurance Company of New Jersey (collectively, Prudential) and to separate accounts of insurance companies not affiliated with Prudential where Prudential has assumed responsibility for the administration of contracts issued through such non-affiliated insurance companies, as investment options under variable life insurance and variable annuity contracts (the Contracts). (A separate account keeps the assets supporting certain insurance contracts separate from the general assets and liabilities of the insurance company.) Class II shares are offered only to separate accounts of non-Prudential insurance companies for the same types of Contracts.

The Prudential Series Fund is distributed by Prudential Investment Management Services LLC (PIMS), 655 Broad Street, 19th Floor, Newark, NJ 07102, member SIPC, a Prudential Financial company and solely responsible for its own financial condition and contractual obligations.

Annuity and life insurance contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

The Prudential Insurance Company of America

751 Broad Street

Newark, NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

The Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, Prudential Annuities Life Assurance Corporation, and The Prudential Insurance Company of America are available upon request. You may call (800)778-2255 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (householding) in lieu of sending a copy to each Contract Owner who resides in the household. Householding is not yet available on all products. You should be aware that by calling (877) 778-5008, you can revoke, or “opt out,” of householding at any time, which may increase the volume of mail you will receive.

©2016 Prudential Financial, Inc. and its related entities. Prudential Investments, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

0229048-00006-00 PSF-SAR-20/20 Focus

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

	(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Prudential Series Fund

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Timothy S. Cronin
Timothy S. Cronin
Principal Executive Officer

Date:	August 24, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	August 24, 2016